As filed with the Securities and Exchange Commission on December 29, 2006

                       1933 Act Registration No. 002-85229
                       1940 Act Registration No. 811-03802

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]
      Pre-Effective Amendment No.  [    ] [   ]

      Post-Effective Amendment No. [ 51 ] [ X ]

           and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]


      Amendment No.                [ 52 ] [ X ]


                        (Check appropriate box or boxes)


                          NEUBERGER BERMAN INCOME FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

       Peter E. Sundman, Chairman of the Board and Chief Executive Officer
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and Addresses of agents for service)




Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


___   immediately upon filing pursuant to paragraph (b)
___  on__________________ pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
 X   on FEBRUARY 28, 2007 pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on__________________ pursuant to paragraph (a)(2)

Title of Securities being registered: Shares of Lehman Brothers Core Bond Fund, Lehman Brothers High Income Bond Fund, Lehman Brothers Short Duration Bond
Fund, Lehman Brothers Municipal Money Fund, Lehman Brothers Municipal Securities Trust, Lehman Brothers National Municipal Money Fund, Lehman Brothers New York Municipal Money Fund, Lehman Brothers Strategic Income Fund, Lehman Brothers Tax-Free Money Fund, Neuberger Berman Cash Reserves and Neuberger Berman Government Money Fund.

                          NEUBERGER BERMAN INCOME FUNDS


            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 51 ON FORM N-1A


      This Post-Effective Amendment consists of the following papers and documents.


Cover Sheet


Contents of Post-Effective Amendment No. 51 on Form N-1A

Part A -    Prospectuses

Part B - Statement of Additional Information for Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund, Lehman Brothers High Income Bond Fund, Lehman Brothers Short Duration Bond Fund, Lehman Brothers Municipal Securities Trust, and Lehman Brothers Core Bond Fund

            Statement of Additional Information for Lehman Brothers Strategic Income Fund

            Statement of Additional Information for Lehman Brothers Municipal Money Fund, Lehman Brothers New York Municipal Money Fund, Lehman Brothers National Municipal Money Fund, and Lehman Brothers Tax-Free Money Fund


Part C -    Other Information

Signature Pages

Exhibits

[NEUBERGER BERMAN GRAPHIC OMITTED]





PROSPECTUS - [FEBRUARY 28], 2007


--------------
These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Neuberger Berman

Income Funds



INVESTOR CLASS SHARES

Cash Reserves

Government Money Fund

Lehman Brothers High Income Bond Fund

Lehman Brothers Core Bond Fund

Lehman Brothers Municipal Money Fund

Lehman Brothers Short Duration Bond Fund

Lehman Brothers Municipal Securities Trust

Contents
--------------------------------------------------------------------------------

INCOME FUNDS


Cash Reserves................................................................2
Government Money Fund........................................................8
Lehman Brothers High Income Bond Fund.......................................14



Lehman Brothers Core Bond Fund..............................................23
Lehman Brothers Municipal Money Fund .......................................31


Lehman Brothers Short Duration Bond Fund....................................37
Lehman Brothers Municipal Securities Trust..................................44


YOUR INVESTMENT

Share Prices................................................................50
Privileges and Services.....................................................51
Distributions and Taxes.....................................................52
Maintaining Your Account....................................................55
Market Timing Policy........................................................61
Portfolio Holdings Policy...................................................62
Fund Structure..............................................................62


THESE FUNDS:

--  are designed for investors with a range of different goals in mind:
   -- the money market Funds are designed for investors seeking capital preservation, liquidity and income
   -- the bond Funds are designed for investors seeking higher income than money market funds typically provide in exchange for some risk to principal
   -- the municipal Funds are designed for investors seeking income exempt from federal income tax

-- offer you the opportunity to participate in financial markets through professionally managed bond and money market portfolios
-- also offer the opportunity to diversify your portfolio with Funds that seek to provide different levels of taxable or tax-exempt income
-- carry certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

-- are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency.


-- Neuberger Berman Government Money Fund uses a master-feeder structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page [__] for information on how it works.

(c) 2007 Lehman Brothers Asset Management LLC. All rights reserved. "Neuberger Berman Management Inc." and the individual Fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.
(c) 2007 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman
                                                           Ticker Symbol: NBCXX
CASH RESERVES
--------------------------------------------------------------------------------

[CHESS GRAPHIC OMITTED]

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.


Under normal market conditions, the Fund will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. Asset-backed securities may constitute a significant percentage of the fund's investments as a result of this policy.


The Fund also may invest in corporate bonds and commercial paper, securities issued by or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, variable and floating rate instruments, repurchase agreements on non-financial services obligations or other securities, and the securities of other investment companies.


The investment managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Fund's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

[ARROW GRAPHIC OMITTED]

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY. THIS FUND TYPICALLY EXCEEDS THIS REQUIREMENT BY INVESTING IN ONLY FIRST-TIER SECURITIES.

                                2 CASH RESERVES

[YIELD GRAPHIC OMITTED]

MAIN RISKS

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

The fund's emphasis on securities in the first tier of credit quality may mean that its yields are somewhat lower than those available from certain other money market funds. Over time, the fund may produce a lower return than bond or stock investments.

Because the fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the fund's performance. These may include economic trends, governmental action and changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector has been increasing, a trend that is likely to continue.


Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Fund to some risk.


The fund's performance also could be affected if unexpected interest rate trends cause the fund's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the fund's holdings has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND.

WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

                                 3 CASH RESERVES

[RULER GRAPHIC OMITTED]

PERFORMANCE


The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on fund distributions. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.



[BAR CHART GRAPHIC OMITTED]

                  YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------------------------------------------------

1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
--------------------------------------------------------------------------------
5.12    5.08    4.68    5.94    3.75    1.41    0.57    0.72    2.84

BEST QUARTER:
WORST QUARTER:

--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006

------------------------------------------------------
                      1 Year   5 Years    10 Years
------------------------------------------------------
CASH RESERVES
------------------------------------------------------



[ARROW GRAPHIC OMITTED]

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE FUND AND INCLUDE ALL FUND EXPENSES.


TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.


                                 4 CASH RESERVES

[COIN GRAPHIC OMITTED]

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only Fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE


----------------------------------------------------------------------
SHAREHOLDER FEES                              NONE
----------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.

            Management fees**
            Distribution (12b-1) fees          None
            Other expenses
----------------------------------------------------------------------
            Total annual operating expenses***
----------------------------------------------------------------------

*The figures in the table are based on last year's expenses. NBMI has voluntarily agreed to waive its investment management fee in the amount of 0.02% of the Fund's average net assets.

**"Management fees" includes investment management and administration fees.

***Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through [10/31/2010], so that the total annual operating expenses of the fund are limited to 0.65% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund's annual operating expenses to exceed 0.65% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.



EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


----------------------------------------------------------------------
               1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------------
Expenses
----------------------------------------------------------------------


[PEOPLE GRAPHIC OMITTED]

INVESTMENT MANAGER


NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the fund pays to the Manager for its services as the fund's investment manager and the expenses paid directly by the fund. The Manager engages Lehman Brothers Asset Management LLC ("Sub-Adviser") as sub-adviser to choose the fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser. Together, the Neuberger Berman affiliates manage [$175 billion in total assets (as of 11/30/2005)] and continue an asset management history that began in 1939. For the 12 months ended 10/31/2006, the management/administration fees paid to Neuberger Berman Management Inc. by the fund were [___%] of average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report dated October 31, 2006.


PORTFOLIO MANAGERS


JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

                                 5 CASH RESERVES

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.


                                6 CASH RESERVES

[MONEY GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS



                   Year Ended October 31,                         2002         2003        2004        2005            2006
PER-SHARE DATA ($)

Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

                Share price (NAV) at beginning of year            1.0001      1.0000      1.0000       1.0000
 PLUS:          Income from investment operations
                Net investment income                             0.0154      0.0066      0.0056       0.0239
                Net gains/losses - realized                      (0.0000)     0.0000      0.0000      (0.0000)
                Subtotal: income from investment operations       0.0154      0.0066      0.0056       0.0239

 MINUS:         Distributions to shareholders
                Income dividends                                  0.0154      0.0066      0.0056       0.0239
                Capital gain distributions                        0.0001           -       0.0000           -
                Subtotal: distributions to shareholders           0.0155      0.0066      0.0056       0.0239

 EQUALS:        Share price (NAV) at end of year                  1.0000      1.0000      1.0000       1.0000

-----------
RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual                                               0.60        0.59        0.63         0.49
Gross Expenses(1)                                                      -           -           -         0.51
Expenses(2)                                                         0.60        0.59        0.63         0.49
Net investment income - actual                                      1.54        0.68        0.55         2.40

-----------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
Total return (%)                                                    1.56        0.66        0.57         2.42(3)
Net assets at end of year (in millions of dollars)                 842.0       617.7       481.2        480.0



The figures above have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2) Shows what this ratio would have been if there had been no offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

                                 7 CASH RESERVES

Neuberger Berman
                                                           Ticker Symbol: NBGXX
GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------

[CHESS GRAPHIC OMITTED]

GOAL & STRATEGY


THE FUND SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Fund invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Fund seeks to maintain a stable $1.00 share price. A portion of the Fund's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the Portfolio Managers invest the Fund's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.


[ARROW GRAPHIC OMITTED]

MONEY MARKET FUNDS


MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP
MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.



BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THIS FUND MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

[ARROW GRAPHIC OMITTED]

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE FUND'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THIS FUND THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

                            8 GOVERNMENT MONEY FUND

[YIELD GRAPHIC OMITTED]

MAIN RISKS

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well.

The fund's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis. Over time, the fund may produce lower returns than bond or stock investments. Although the fund's average yield has outpaced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on fund distributions.



Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND.

WHILE SECURITIES IN THE FUND'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

                             9 GOVERNMENT MONEY FUND

[RULER GRAPHIC OMITTED]

PERFORMANCE


The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on fund distributions. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.



                  YEAR-BY-YEAR % RETURNS as of 12/31 each year*
--------------------------------------------------------------------------------
                          [BAR CHART GRAPHIC OMITTED]

1997    1998    1999    2000    2001    2002    2003    2004    2005     2006
--------------------------------------------------------------------------------
4.75    4.65    4.19    5.40    3.67    1.36    0.67    0.74    2.75

BEST QUARTER:
WORST QUARTER:

--------------------------------------------------------------------------------


                AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006*

--------------------------------------------------------------------------------
                                  1 Year    5 Years    10 Years
--------------------------------------------------------------------------------
GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------


* For the period from the Fund's inception through [__________], the Fund was organized in a master-feeder structure. From [___] to [____], the Fund was organized in a multiple class structure with one class, the Investor Class. As of 2/28/2006, the Fund is organized as a feeder fund in a master-feeder structure, with one class, the Investor Class. As of [_/_/2006], responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses during the periods shown.


[ARROW GRAPHIC OMITTED]

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE FUND AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

                            10 GOVERNMENT MONEY FUND

[COIN GRAPHIC OMITTED]

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only Fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE


--------------------------------------------------------------------------------
SHAREHOLDER FEES                                           NONE
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.

            Management fees**                              0.35
            Distribution (12b-1) fees                      None
            Other expenses
--------------------------------------------------------------------------------
            Total annual operating expenses
--------------------------------------------------------------------------------
 MINUS:     Expense Reimbursement
--------------------------------------------------------------------------------
            Net expenses***                               0.45%
--------------------------------------------------------------------------------

*The table includes costs paid by the Fund and its share of master portfolio costs. For more information on master-feeder funds, see "Fund Structure" on page [__]. The figures in the table have been restated to reflect current fees.

**"Management fees" includes investment management and administration fees. Neuberger Berman Management Inc. ("NBMI") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of the Fund, so that the total annual operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) of the Fund's Investor Class are limited to 0.45% of its average net assets. This undertaking lasts until [______ _, 2008]. The Investor Class of the Fund has contractually undertaken to repay NBMI for fees and expenses foregone or reimbursed provided the repayment does not cause the annual operating expenses of the Fund to exceed 0.45% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                     1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------


[PEOPLE GRAPHIC OMITTED]

INVESTMENT MANAGER


NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the fund pays to the Manager for its services as the fund's investment manager and the expenses paid directly by the fund. The Manager engages Lehman Brothers Asset Management LLC ("Sub-Adviser") as sub-adviser to choose the fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser. Together, the Neuberger Berman affiliates manage [$175 billion in total assets (as of 11/30/2005)] and continue an asset management history that began in 1939. For the 12 months ended 10/31/2006, the management/administration fees paid to Neuberger Berman Management Inc. by the fund were [__%] of average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2006.



PORTFOLIO MANAGERS


JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

                            11 GOVERNMENT MONEY FUND

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.


                            12 GOVERNMENT MONEY FUND

[MONEY GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


                Year Ended October 31,                          2002          2003        2004         2005         2006
PER-SHARE DATA ($)

Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
                Share price (NAV) at beginning of year          1.0000     1.0000       1.0000        1.0000
 PLUS:          Income from investment operations
                Net investment income                           0.0149     0.0078       0.0060        0.0230
                Net gains/losses - realized                     0.0000     0.0000       0.0000       (0.0000)
                Subtotal: income from investment operations     0.0149     0.0078       0.0060        0.0230

 MINUS:         Distributions to shareholders
                Income dividends                                0.0149     0.0078       0.0060        0.0230
                Capital gain distributions                      0.0000     0.0000       0.0000            -
                Subtotal: distributions to shareholders         0.0149     0.0078       0.0060        0.0230

 EQUALS:        Share price (NAV) at end of year                1.0000     1.0000       1.0000        1.0000

-----------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses - actual                                           0.47       0.45         0.49          0.47
Gross expenses(1)                                               0.55       0.57         0.58          0.49
Expenses(2)                                                     0.47       0.45         0.49          0.48
Net investment income - actual                                  1.45       0.78         0.57          2.25

-----------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
Total return (%)                                               1.50(3)    0.78(3)      0.61(3)       2.33(3)
Net assets at                                                  1,345.2   1,078.3         454.7         409.3
end of year (in millions of dollars)

As of [2/28/2006], the Fund will be organized as a feeder fund in a master-feeder structure. The figures above have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).


(1) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.


                            13 GOVERNMENT MONEY FUND

                                                           Ticker Symbol: NBHIX
Lehman Brothers High Income Bond Fund
(formerly, Neuberger Berman High Income Bond Fund)
--------------------------------------------------------------------------------


[CHESS GRAPHIC OMITTED]

GOAL & STRATEGY

THE FUND SEEKS HIGH TOTAL RETURNS CONSISTENT WITH CAPITAL PRESERVATION.

To pursue this goal, the Fund normally invests primarily in a diversified portfolio of intermediate-term, U.S. dollar-denominated, high-yield corporate bonds (including those sometimes known as "junk bonds") rated at the time of investment "Baa1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BBB+" or below by Standard & Poor's ("S&P"), or unrated bonds deemed by the portfolio managers to be of comparable quality.

The Fund normally expects to have a weighted averaged maturity between five and ten years. The Fund endeavors to manage credit risk and minimize interest rate risk through credit analysis, credit diversity and emphasis on intermediate-term maturities. The Fund intends to opportunistically rotate quality and sector exposures throughout the credit cycle, maintaining a higher quality bias during economic downturns and investing a portion of the Fund in lower rated issues during economic expansion. The Fund invests its assets in a broad range of issuers and industries.

Most of the bonds the Fund invests in are below investment grade and, under rating agency guidelines, involve a greater risk than investment grade bonds that the issuer will default in the timely payment of interest and principal or fail to comply with the other terms of the offering over a period of time. The Fund is suitable for investors who seek a total return in excess of the return typically offered by U.S. Treasury securities and who are comfortable with the risks associated with investing in a portfolio made up primarily of intermediate-term, U.S. dollar-denominated, high-yield corporate bonds of the credit quality in which the Fund invests.

[ARROW GRAPHIC OMITTED]

HIGH-YIELD BONDS

"HIGH-YIELD BONDS" ARE FIXED INCOME SECURITIES RATED IN THE LOWEST INVESTMENT GRADE CATEGORY (BBB/ BAA) OR LOWER OR UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY. THESE SECURITIES TYPICALLY OFFER INVESTORS HIGHER YIELDS THAN OTHER FIXED INCOME SECURITIES. THE HIGHER YIELDS ARE JUSTIFIED BY THE WEAKER CREDIT PROFILES OF HIGH-YIELD ISSUERS AS COMPARED TO INVESTMENT GRADE ISSUERS. HIGH-YIELD BONDS INCLUDE DEBT OBLIGATIONS OF ALL TYPES ISSUED BY U.S. AND NON-U.S. CORPORATE AND GOVERNMENTAL ISSUERS, INCLUDING BONDS, DEBENTURES AND NOTES, AND PREFERRED STOCKS THAT HAVE PRIORITY OVER ANY OTHER CLASS OF STOCK OF THE ISSUER AS TO THE DISTRIBUTION OF ASSETS OR THE PAYMENT OF DIVIDENDS. A HIGH-YIELD BOND ITSELF MAY BE CONVERTIBLE INTO OR EXCHANGEABLE FOR EQUITY SECURITIES, OR IT MAY CARRY WITH IT THE RIGHT TO ACQUIRE EQUITY SECURITIES EVIDENCED BY WARRANTS ATTACHED TO THE BOND OR ACQUIRED AS PART OF A UNIT WITH THE BOND.

THE FUND NORMALLY INVESTS AT LEAST 80% OF ITS NET ASSETS PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES IN BONDS AND OTHER DEBT SECURITIES. THE FUND WILL NOT ALTER THIS POLICY WITHOUT PROVIDING SHAREHOLDERS AT LEAST 60 DAYS' ADVANCE NOTICE.

[ARROW GRAPHIC OMITTED]

DEBT SECURITIES


Debt securities differ in their interest rates and maturities, among other factors. The Fund managers' expectations as to future changes in interest rates will influence the maturity of the debt securities comprising the Fund's portfolio. For example, if the portfolio managers expect interest rates to rise, they may invest more heavily in bonds with shorter maturities, with the intention of benefiting the Fund from purchases of longer-term bonds after rates


                    14 LEHMAN BROTHERS HIGH INCOME BOND FUND have risen. Conversely, if the portfolio managers expect interest rates to fall, they may invest more heavily in bonds with longer maturities, with the intention of taking advantage of the high rates then available. Under normal market conditions, the portfolio managers anticipate that the Fund's portfolio will have a weighted averaged maturity between five and ten years.



                    15 LEHMAN BROTHERS HIGH INCOME BOND FUND

[YIELD GRAPHIC OMITTED]

MAIN RISKS

Much of the fund's performance depends on what happens in the high-yield bond market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on lower-rated bonds, the fund is subject to their risks, including the risk its holdings may:

-- fluctuate more widely in price and yield than investment-grade bonds -- fall in price during times when the economy is weak or is expected to become weak
--  be difficult to sell at the time and price the fund desires
--  require a greater degree of judgment to establish a price

The value of the fund's shares will fluctuate in response to:

-- changes in interest rates; although the link between interest rates and bond prices tends to be weaker with lower-rated bonds than with investment-grade bonds, generally when interest rates decline, the value of the fund's investments will rise; conversely, when interest rates rise, the value of the fund's investments will decline; as a general matter, the longer the maturity of the portfolio, the greater is the effect of interest rate change
-- changes in the actual and perceived creditworthiness of the issuers of the fund's investments
--  social, economic or political factors
-- factors affecting the industry in which a particular issuer operates, such as competition or technological advances
-- factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead

The Fund will invest in bonds rated below investment grade. High-yield bonds involve a greater risk than investment grade bonds, including greater price volatility and a greater risk that the issuer of such bonds will default in the timely payment of principal and interest. These bonds are considered predominantly speculative by the major rating agencies with respect to the issuer's continuing ability to meet principal and interest payments. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal but may do so depending on market conditions. The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. In addition, the Fund may engage in active and frequent trading in the effort to achieve its investment objective, which may result in increased transaction costs and adverse tax consequences.

Lower-rated bonds can be less liquid and therefore may carry higher transaction costs, which could affect the fund's performance.

Some debt securities in which the fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the fund holds callable securities and the issuers repay the securities early, the fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS.

THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK COULD AFFECT FUND PERFORMANCE IF INTEREST RATES, OR THE DERIVATIVES, DO NOT PERFORM AS EXPECTED.

                    16 LEHMAN BROTHERS HIGH INCOME BOND FUND

FOREIGN SECURITIES COULD ADD TO THE UPS AND DOWNS IN THE FUND'S SHARE PRICE, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH QUALITY SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.


                    17 LEHMAN BROTHERS HIGH INCOME BOND FUND

[RULER GRAPHIC OMITTED]

PERFORMANCE


The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it's not a prediction of future results.



                  YEAR-BY-YEAR % RETURNS as of 12/31 each year*
--------------------------------------------------------------------------------

                          [BAR CHART GRAPHIC OMITTED]

1997    1998    1999    2000    2001    2002    2003    2004    2005      2006
--------------------------------------------------------------------------------
11.22   3.61    4.20    4.81    9.15    6.50    11.82   7.76    1.62


BEST QUARTER:
WORST QUARTER:
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006*
--------------------------------------------------------------------------------
                                  1         5           10
                                 Year     Years       Years
--------------------------------------------------------------------------------
HIGH INCOME BOND FUND
Return Before Taxes
Return After Taxes on
Distributions
Return After Taxes on
Distributions and
Sale of Fund Shares
Lehman Brothers
Intermediate Ba High Yield
Index


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax sit uation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INDEX DESCRIPTION:
The Lehman Brothers Intermediate Ba High Yield Index is an unmanaged index composed of Ba rated bonds with maturities of less than 10 years.
--------------------------------------------------------------------------------

* This fund is the successor to the Lipper High Income Bond Fund ("Lipper Fund"). The total return and year-by-year return data reflects performance of the Lipper Fund Premier Class for the period January 1, 1997 through September 6, 2002. Returns would have been lower if the manager of the Lipper Fund had not waived certain of its fees during the periods shown. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses during the periods shown.

[ARROW GRAPHIC OMITTED]

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE FUND AND INCLUDE ALL FUND EXPENSES.


                    18 LEHMAN BROTHERS HIGH INCOME BOND FUND

THE TABLE COMPARES THE FUND'S RETURNS TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.


TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.




                    19 LEHMAN BROTHERS HIGH INCOME BOND FUND

[COIN GRAPHIC OMITTED]

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only Fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE


--------------------------------------------------------------------------------
SHAREHOLDER FEES                              NONE
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
 These are deducted from Fund assets, so you pay them indirectly.

            Management fees**
            Distribution (12b-1) fees          None
            Other expenses
            Acquired Fund Fees and
            Expenses***
--------------------------------------------------------------------------------
            Total annual operating expenses
--------------------------------------------------------------------------------

*Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through [10/31/2010], so that the total annual operating expenses of the fund are limited to 1.00% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund's annual operating expenses to exceed 1.00% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year's expenses.

**"Management fees" includes investment management and administration fees.

***The fund may invest its uninvested cash in a fund managed by NBMI or an affiliate pursuant to an SEC exemptive order.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



-----------------------------------------------------------------
                     1 Year    3 Years    5 Years    10 Years
-----------------------------------------------------------------
Expenses
-----------------------------------------------------------------


[PEOPLE GRAPHIC OMITTED]

INVESTMENT MANAGER


NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the fund pays to the Manager for its services as the fund's investment manager and the expenses paid directly by the fund. The Manager engages Lehman Brothers Asset Management LLC ("Sub-Adviser") as sub-adviser to choose the fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser. Together, the Neuberger Berman affiliates manage [$175 billion in total assets (as of 11/30/2005)] and continue an asset management history that began in 1939. For the 12 months ended 10/31/2006, the management/administration fees paid to Neuberger Berman Management Inc. by the Fund were [__%] of average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2006.



PORTFOLIO MANAGERS

ANN H. BENJAMIN AND THOMAS P. O'REILLY, are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. They have co-managed the fund's assets since October 2005. Ms. Benjamin and Mr. O'Reilly also manage high yield portfolios for Lehman Brothers Asset Management LLC and its predecessor, an affiliate of Neuberger Berman. They have managed money for Lehman Brothers Asset Management LLC since 1977.


                    20 LEHMAN BROTHERS HIGH INCOME BOND FUND

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of fund shares.


                    21 LEHMAN BROTHERS HIGH INCOME BOND FUND

[COIN GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


                                                                                      Year          Year        Year         Year
                                                                                     ended         ended       ended        ended
                            Year Ended December 31,             2001     2002(1)   10/31/2003   10/31/2004  10/31/2005   10/31/2006
PER-SHARE DATA ($)
Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

            Share price (NAV) at beginning of period
PLUS:       Income from investment operations                    8.90        9.03          8.81       9.25      9.54
            Net investment income                                0.69        0.52(5)       0.60       0.58      0.55
            Net gains/losses - realized and unrealized           0.12       (0.21)(5)      0.44       0.29     (0.44)
            Subtotal: income from investment operations          0.81        0.31          1.04       0.87      0.11

MINUS:      Distributions to shareholders                        0.68        0.53          0.60       0.58      0.55
            Income dividends                                       -            -             -          -         -
            Distributions (in excess of net investment income)     -            -             -          -         -
            Capital gain distributions                           0.68        0.53          0.60       0.58      0.55
            Subtotal: distributions to shareholders
EQUALS:     Share price (NAV) at end of period                   9.03        8.81          9.25       9.54      9.10


-----------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement/waiver and offset arrangements had not been in effect.
Net expenses -  actual                                           1.00        1.00(6)       0.90       0.90      0.91
Gross expenses(2)                                                1.15        1.31(6)       0.90       0.90
Expenses(3)                                                      1.00        1.00(6)       0.90       0.90      0.91
Net investment                                                   7.54        6.96(5)(6)    6.54       6.16      5.88
income - actual

-----------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)                                                9.27(4)     3.52(4)(7)    12.14       9.68      1.17
Net assets at end of                                            92.8       148.6          519.7     813.20     779.7
year (in millions of
dollars)
Portfolio turnover                                                85          95(8)         148         79        63
rate (%)

The figures above through December 31, 2001, are from the Fund's predecessor, the Lipper High Income Bond Fund Premier Class and have been audited by the predecessor fund's independent public accountants. All other figures have been audited by Ernst & Young LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).



(1) Period from 12/31/2001 (previous Lipper High Income Bond Fund year end) to 10/31/2002.

(2) Shows what the ratio would have been if there had been no expense reimbursement/recoupment.

(3) Shows what this ratio would have been if there had been no expense offset arrangements.

(4) Would have been lower if certain expenses had not been reimbursed.


(5) By applying the rules of the newly adopted AICPA Audit and Accounting Guide for Investment Companies, net investment income (loss) per share decreased by $.01, net gains or losses on securities increased by $.01, and the ratio of net investment income (loss) to average net assets decreased by .19%.

(6) Annualized.

(7) Not annualized.

(8) Excludes purchases and sales of securities by Neuberger Berman High Yield Bond Fund prior to the merger date.


                    22 LEHMAN BROTHERS HIGH INCOME BOND FUND

                                                           Ticker Symbol: NBCNX
LEHMAN BROTHERS CORE BOND FUND
--------------------------------------------------------------------------------

[CHESS GRAPHIC OMITTED]

GOAL & STRATEGY

THE FUND SEEKS TO MAXIMIZE TOTAL RETURN THROUGH A COMBINATION OF INCOME AND CAPITAL APPRECIATION.


To pursue this goal, the Fund may invest in U.S. Treasury bonds, bonds guaranteed by an agency of the Federal government, corporate bonds, commercial paper, and mortgage and other asset-backed bonds. At the time of investment, all of these securities must be at least investment-grade. The Fund may also engage in when-issued and delayed delivery transactions (such as to-be-announced mortgage-backed securities (TBAs)) which involve a commitment by the Fund to purchase securities that will be issued at a later date.


Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowing for investment purposes (calculated at the time of any investment) in high quality fixed-income securities for which a ready market exists. If the securities are private-sector issues -- corporate bonds, commercial paper or bonds secured by assets such as home mortgages -- generally, they must have earned an "A" rating or better from a nationally recognized statistical rating organization, such as Moody's Investors Service, Standard & Poor's or Fitch, Inc. The Fund also considers all bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities to be high quality, although in highly unusual circumstances such bonds may present credit risk.

The portfolio managers consider three principal factors in managing the Fund's investments:

--  the current level of and expected changes in interest rates

--  the relative attractiveness of the different sectors of the bond market:
    U.S. Treasury bonds or bonds issued by government agencies (e.g., Agency for International Development (AID) and the Federal Farm Credit System); mortgage-backed bonds; asset-backed bonds; corporate bonds and commercial paper

--  individual issue selection criteria.

INTEREST RATE STRATEGY. The managers seek to protect the value of the Fund's bonds from interest rate increases -- and capture the gain in value when interest rates fall -- by managing the fund's average duration against that of the overall U.S. investment grade bond market as measured by the Lehman Brothers Aggregate Bond Index.

The duration of all the bonds in the Lehman Brothers Aggregate Bond Index usually averages about four to five years. The Fund's duration will normally vary up to one year from the average. The duration will be shorter than the market average if the managers' analysis indicates that interest rates will rise and bond prices will fall; it will be longer if the analysis indicates the opposite trend -- that rates will fall and prices will rise. The Fund may deviate up to two years from the bond market's average duration, although the managers do not anticipate extending that far except in the most extreme circumstances.

The managers consider a combination of four key factors in their analysis of the future course of interest rates:

--  pace of economic activity
--  U.S. monetary policy
--  inflation expectations
--  real rates of interest

Generally, interest rates will rise and bond prices will fall with a growing economy, when the Federal Reserve Board raises interest rates, or with a rising inflation rate. Interest rates will fall and bond prices will rise with an opposite combination of factors.

                        23 LEHMAN BROTHERS CORE BOND FUND

SECTOR SELECTION. The difference in interest paid on bonds in various sectors remains fairly constant. For example, when interest rates on Treasury bonds rise, rates on corporate bonds will generally rise by a similar amount. But, depending on outside economic influences, investor sentiment and the law of supply and demand, a sector may deviate from the norm. This deviation may offer an opportunity for the Fund to earn more than usual for bonds at a given level of risk. As the managers monitor the bond market, they compare the differences in sector interest rates with historical levels in an effort to profit from deviations.

INDIVIDUAL ISSUE SELECTION. When making investment decisions, the managers examine the unique characteristics of each security. These include credit quality, maturity, issue structure and mortgage prepayment risks. The managers seek to assure that the Fund receives adequate compensation for the risk it is assuming and, if possible, seek to invest in bonds that pay more than the prevailing rate of interest for the risks they involve.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

[ARROW GRAPHIC OMITTED]

DURATION AND MATURITY

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES. THE LONGER THE DURATION OF A BOND, THE LONGER IT WILL TAKE TO REPAY THE PRINCIPAL AND INTEREST OBLIGATIONS AND THE MORE SENSITIVE IT IS TO CHANGES IN PREVAILING INTEREST RATES. MATURITY ADDRESSES WHEN THE LAST PAYMENT ON A BOND WILL BE MADE AND DOES NOT MEASURE INTERIM PAYMENTS.

TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.

[ARROW GRAPHIC OMITTED]

BOND RATINGS

MOST LARGE ISSUERS OBTAIN CREDIT RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED.


THE FUND CONSIDERS BONDS RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY (AND UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY) TO BE INVESTMENT-GRADE.

                        24 LEHMAN BROTHERS CORE BOND FUND

[YIELD GRAPHIC OMITTED]

MAIN RISKS

Most of the Fund's performance depends on what happens in the bond markets. The value of your investment will rise and fall, and you could lose money.


The Fund's yield and total return will change with interest rate movements. When interest rates rise, the Fund's share price will typically fall. The Fund's sensitivity to this interest rate risk will increase with any increase in the Fund's duration. The Fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.


Some debt securities in which the Fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the Fund holds callable securities and the issuers repay the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

A downgrade or default affecting any of the Fund's securities would affect the Fund's performance. Performance could also be affected if unexpected interest rate trends cause the Fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.


When-issued and delayed-delivery transactions (such as to-be-announced mortgage-backed securities (TBAs)) in which the Fund may engage involve a commitment by the Fund to purchase securities that will be issued at a later date. Because the Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the Fund's share value. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

When-issued and delayed-delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in share price. To mitigate leveraging risk, the Fund will segregate appropriate liquid securities having a market value at least equal to the amount of the Fund's purchase commitments. When-issued and delayed-delivery transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

When-issued and delayed-delivery transactions also are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, the Fund will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

If deemed advisable as a matter of investment strategy, the Fund may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.


Over time, the Fund may produce lower returns than stock investments and less conservative bond investments. Although the Fund's average return has out-paced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on Fund distributions.


The Fund normally executes an above-average amount of fixed income trading. Its annual portfolio turnover rate typically exceeds 300%, and in some years may exceed 400%. A portfolio rate of 300% is equivalent to the Fund's buying and selling all of the securities in its portfolio three times in the course of a year. Although most bond transactions do not involve brokerage commissions, a high turnover can result in higher transaction costs. To the extent that extensive trading results in net realized gains, shareholders will be taxed on the distributions thereof.

                        25 LEHMAN BROTHERS CORE BOND FUND

[ARROW GRAPHIC OMITTED]

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS.

THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK COULD AFFECT FUND PERFORMANCE IF INTEREST RATES, OR THE DERIVATIVES, DO NOT PERFORM AS EXPECTED.

WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

                       26 LEHMAN BROTHERS CORE BOND FUND

[RULE GRAPHIC OMITTED]

PERFORMANCE

The charts below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Fund distributions or on the redemption of Fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it's not a prediction of future results.



                  YEAR-BY-YEAR % RETURNS as of 12/31 each year*
--------------------------------------------------------------------------------


                          [BAR CHART GRAPHIC OMITTED]

1997    1998    1999    2000    2001    2002    2003    2004    2005      2006
--------------------------------------------------------------------------------
8.61    7.23    -0.97   9.75    7.02    9.16    3.83    4.13    2.16

BEST QUARTER:
WORST QUARTER:
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006*

                                           Since Inception
                        1 Year   5 Years     (2/1/1997)
CORE BOND FUND
Return Before Taxes
Return After Taxes
on Distributions
Return After Taxes on
Distributions and
Sale of Fund Shares
Lehman Brothers
Aggregate Bond Index


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INDEX DESCRIPTION:
The Lehman Brothers Aggregate Bond Index is an unmanaged index that represents the investment grade bond market. It is composed of securities from the Lehman Brothers Treasury, Government-Related, Corporate and Securitized Indices.
--------------------------------------------------------------------------------

* The Fund is the successor to the Ariel Premier Bond Fund. The year-by-year and average annual total return data prior to June 10, 2005 are those of the Ariel Premier Bond Fund Investor Class, the predecessor of the Fund's Neuberger Berman Investor Class. The inception date of the Ariel Premier Bond Fund Investor Class was February 1, 1997, therefore, data prior to that date is that of the Ariel Premier Bond Fund Institutional Class.


[GRAPHIC OMITTED]


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES, AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURN TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 888-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

                        27 LEHMAN BROTHERS CORE BOND FUND

[COIN GRAPHIC OMITTED]

INVESTOR EXPENSES


The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only Fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE


SHAREHOLDER FEES                              NONE

-----------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.
            Management fees**
            Distribution (12b-1) fees         0.25%
            Other expenses
            Acquired Fund Fees and Expenses***

-----------
            Total annual operating expenses

-----------
 MINUS:     Expense reimbursement

-----------
            Net expenses****

* The figures in the table are based on last year's expenses.

** "Management fees" includes investment management and administration fees.

***The fund may invest its uninvested cash in a fund managed by NBMI or an affiliate pursuant to an SEC exemptive order.

**** Neuberger Berman Management Inc. ("NBMI") has contractually agreed to reimburse certain expenses of the Neuberger Berman Investor Class through [10/31/2017], so that the total annual operating expenses of the Fund are limited to 0.85% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay NBMI for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

Prior to the reimbursement calculation, NBMI has also voluntarily agreed to waive its investment management fee in the amount of 0.25% of the Fund's average net assets through [10/31/2007].



EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


-----------------------------------------------------------------
              1 Year    3 Years    5 Years    10 Years
-----------------------------------------------------------------
 Expenses
-----------------------------------------------------------------


[PEOPLE GRAPHIC OMITTED]

INVESTMENT MANAGER


Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the fund's Board of Trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as the fund's investment manager and expenses paid directly by the fund. The Manager engages Lehman Brothers Asset Management, LLC as sub-adviser to choose the fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management, LLC. Together, the Neuberger Berman affiliates manage [$175 billion in total assets (as of 11/30/2005)] and continue an asset management history that began in 1939. For the 12 months ended 10/31/2006, the management/administration fees paid to Neuberger Berman Management Inc. by the Fund were [___]% of average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to Shareholders dated September 30, 2006.


                       28 LEHMAN BROTHERS CORE BOND FUND

PORTFOLIO MANAGERS

ANDREW A. JOHNSON, is a Managing Director of Lehman Brothers Asset Management LLC. He joined the predecessor to Lehman Brothers Asset management, LLC (Lincoln Capital Fixed Income Management Company, LLC) in 1989. Mr. Johnson is the co-head of investment grade fixed income and lead Portfolio Manager for multiple core bond portfolios, including the Lehman Brothers Core Bond Fund. He is the Chief Investment Officer for investment grade strategies with responsibility for the overall direction of the investment process and research. He is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Structured Products Team. He is also a member of the Advisory Committee to Lehman Brothers Asset Management, Inc.'s Board of Directors and the Firm's Steering Committee. Prior to joining the Firm, he was a manager of financial planning and analysis at Illinois Bell. Previously, he had been an R&D engineer at Northrop Defense Systems Division. Mr. Johnson earned his BS and MS degrees in Electrical Engineering at the Illinois Institute of Technology and his MBA from the University of Chicago. He serves on the Lehman Brothers Analytics Advisory Council and Index Advisory Council.

RICHARD W. KNEE, is a Managing Director and Board member of Lehman Brothers Asset Management, Inc. He joined the predecessor to Lehman Brothers Asset Management LLC (Lincoln Capital Management Company) in 1983. Mr. Knee is the co-head of investment grade fixed income and lead Portfolio Manager with primary responsibility for full discretion portfolios, including the Lehman Brothers Core Bond Fund, and custom strategies. He is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Interest Rate Strategy team. He is also a member of the Firm's Steering Committee. Prior to 1983, he was a fixed income portfolio manager in the trust departments of both the Harris Bank and the First National Bank of Chicago. Mr. Knee graduated from the University of Notre Dame and has an MBA from the University of California at Berkeley.


The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities.

                        29 LEHMAN BROTHERS CORE BOND FUND

[COIN GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

                                                                                                          PERIOD
                                                                                                     OCTOBER 1, 2005    YEAR ENDED
                                                                                                      TO OCTOBER 31,    OCTOBER 31,
                   Year Ended September 30,                  2002       2003       2004         2005      2005             2006
PER-SHARE DATA ($)
Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

               Share price (NAV) at beginning of             10.45      10.72      10.80        10.51      10.21
 PLUS:         period
               Income from investment operations              0.39       0.28       0.23         0.31       0.03
               Net investment income                          0.37       0.24       0.11       (0.04)     (0.12)
               Net gains/losses - realized and                0.76       0.52       0.34         0.27     (0.09)
               unrealized
               Subtotal: income from investment
               operations

MINUS:         Distributions to shareholders
               Income dividends                               0.39       0.28       0.23         0.31       0.03
               Capital gain distributions                     0.10       0.16       0.40         0.26         -
               Subtotal: distributions to shareholders        0.49       0.44       0.63         0.57       0.03

 EQUALS:       Share price (NAV) at end of period            10.72      10.80      10.51        10.21      10.09

-----------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses - actual                                         0.85       0.85       0.85         0.85     0.85(3)

Gross expenses(1)                                               -          -          -          1.05     1.58(3)
Expenses(2)                                                   0.85       0.85       0.85         0.86     0.85(3)
Net investment                                                3.65       2.63       2.21         3.03     3.51(3)
income - actual

-----------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)                                              7.56       5.01       3.29         2.64(4) (0.87)(4)(5)
Net assets at end of                                          22.3       26.1       26.0         31.2     31.7
year (in millions of dollars)
Portfolio turnover rate (%)                                   333        343        390          462      34(5)


Data prior to June 10, 2005 are from the Investor Class of the fund's predecessor fund, Ariel Premier Bond Fund. The figures for the fiscal year ended 2005 and the fiscal period October 1, 2005 to October 31, 2005 have been audited by Tait Weller & Baker, LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover). Prior years were obtained from financial statements audited by another accounting firm. Their report, along with full financial statements, appears in the predecessor fund's most recent shareholder report.

(1) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the Fund's investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Annualized.

(4) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the Fund's investment management fees.

(5) Not annualized.

                        30 LEHMAN BROTHERS CORE BOND FUND

Lehman Brothers Municipal Money Fund
(formerly, Neuberger Berman Municipal Money Fund)
                                                           Ticker Symbol: NBTXX
--------------------------------------------------------------------------------

[CHESS GRAPHIC OMITTED]

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term securities from municipal issuers around the country. The Fund seeks to maintain a stable $1.00 share price. The Fund's dividends are generally exempt from federal income tax, but may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Fund seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of municipal securities of various types and maturities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Fund's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets plus any borrowings for investment purposes in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.


[ARROW GRAPHIC OMITTED]

MONEY MARKET FUNDS


MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP
MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.


[ARROW GRAPHIC OMITTED]

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

                    31 LEHMAN BROTHERS MUNICIPAL MONEY FUND

[YIELD GRAPHIC OMITTED]

MAIN RISKS

Most of the Fund's performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Fund's yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Fund invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Fund's holdings. Consult your tax adviser for more information.

The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts ("IRAs") and may not be beneficial for investors in low tax brackets.

[ARROW GRAPHIC OMITTED]

OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

                    32 LEHMAN BROTHERS MUNICIPAL MONEY FUND

[RULER GRAPHIC OMITTED]

PERFORMANCE

The charts below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

                  YEAR-BY-YEAR % RETURNS as of 12/31 each year*
--------------------------------------------------------------------------------

                          [BAR CHART GRAPHIC OMITTED]

1997    1998    1999    2000    2001    2002    2003    2004    2005      2006
--------------------------------------------------------------------------------
3.03    2.86    2.67    3.52    2.26    0.87    0.44    0.61    1.84


BEST QUARTER:
WORST QUARTER:

--------------------------------------------------------------------------------


                 AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006*
--------------------------------------------------------------------------------
                                1 Year    5 Years    10 Years
--------------------------------------------------------------------------------
Municipal Money Fund
--------------------------------------------------------------------------------

* Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses during the periods shown.


[ARROW GRAPHIC OMITTED]

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE FUND AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 1-800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO ASK FOR INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

                    34 LEHMAN BROTHERS MUNICIPAL MONEY FUND

[COIN GRAPHIC OMITTED]

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or for maintaining your account. Your only Fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

SHAREHOLDER FEES                              None

-----------
ANNUAL OPERATING EXPENSES (% of average net assets)
These are deducted from fund assets, so you pay them indirectly.
            Management fees*
            Distribution (12b-1) fees
            Other expenses

-----------
            Total annual operating expenses
 MINUS:     Expense Reimbursement
            Net Expenses**


*"Management fees" includes investment management and administration fees.

**Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the Fund through [10/31/2010], so that the total annual operating expenses of the Fund are limited to 0.59% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay NBMI for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed 0.59% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year's expenses.

At its discretion, NBMI may also voluntarily waive certain expenses of the Fund.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

--------------------------------------------------------------------------------
                      1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------

[PEOPLE GRAPHIC OMITTED]

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the fund pays to the Manager for its services as the fund's investment manager and the expenses paid directly by the fund. The Manager engages Lehman Brothers Asset Management LLC ("Sub-Adviser") as sub-adviser to choose the fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser. Together, the Neuberger Berman affiliates manage [$175 billion in assets (as of 11/30/2005)] and continue an asset management history that began in 1939. For the 12 months ended 10/31/2006, the management/administration fees paid to Neuberger Berman Management Inc. by the Fund were [__%] of average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2006.

PORTFOLIO MANAGERS


WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

                    34 LEHMAN BROTHERS MUNICIPAL MONEY FUND

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.


                    35 LEHMAN BROTHERS MUNICIPAL MONEY FUND

[MONEY GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

                                                                                         Year Ended October 31,
                                                                        2002        2003        2004        2005         2006

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
           Share price (NAV) at beginning of year                      0.9998      0.9998      0.9998      0.9998
Plus:      Income from investment operations
           Net investment income                                       0.0092      0.0050      0.0051      0.0158
           Net gains/losses - realized                                      -           -           -           -
           Subtotal: income from investment operations                 0.0092      0.0050      0.0051      0.0158
Minus:     Distributions to shareholders
           Income dividends                                            0.0092      0.0050      0.0051      0.0158
           Capital gain distributions                                      -           -           -           -
           Subtotal: distributions to shareholders                     0.0092      0.0050      0.0051      0.0158
Equals:     Share price (NAV) at end of year                           0.9998      0.9998      0.9998      0.9998

-----------
Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses - actual                                                  0.62        0.61        0.61        0.60
Expenses(1)                                                            0.62        0.61        0.61        0.60
Net investment                                                         0.92        0.50        0.51        1.62
income - actual

-----------
Other data
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested.
Total return (%)                                                       0.93        0.50        0.51        1.59
Net assets at end of                                                  533.3       410.9       426.1       587.1
year (in millions of
dollars)

All of the above figures have been audited by Ernst & Young LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no expense offset arrangements.

(2) The amount shown may not agree with aggregate gains and losses because of the timing of sales and repurchases of fund shares.


                    36 LEHMAN BROTHERS MUNICIPAL MONEY FUND

                                                            Ticker Symbol: NLMBX

Lehman Brothers Short Duration Bond Fund
(formerly, Neuberger Berman Limited Maturity Bond Fund)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH LIQUIDITY AND LOW RISK TO PRINCIPAL; TOTAL RETURN IS A SECONDARY GOAL.

To pursue these goals, the Fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the Fund may invest up to 10% of its net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the investment managers to be of comparable quality. When the Portfolio Managers believe there are attractive opportunities in foreign markets, the Fund may also invest in foreign debt securities to enhance yield and/or total return.

The Fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of three years or less.

The Portfolio Managers monitor national trends in the corporate and government securities markets, as well as a range of economic and financial factors. If particular sectors of the bond market appear relatively inexpensive, the Portfolio Managers may increase the Fund's exposure in those sectors and decrease exposure in other sectors. The Portfolio Managers look for securities that appear under-priced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the Portfolio Managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers' outlook on the investment or the market changes.

The Fund is authorized to change its goals without shareholder approval, although it does not currently intend to do so. The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in bonds and other debt securities. The Fund will not alter this policy without providing shareholders at least 60 days' advance notice.

[ARROW GRAPHIC OMITTED]

DURATION

Duration is a measure of a bond investment's sensitivity to changes in interest rates.

Typically, with a 1% change in interest rates, an investment's value may be expected to move in the opposite direction approximately 1% for each year of its duration.

[ARROW GRAPHIC OMITTED]

BOND RATINGS

Most large issuers obtain ratings for their bonds from one or more independent rating agencies, although many bonds of all quality levels remain unrated.

The fund considers bonds rated in the top four categories of credit quality by at least one rating agency (and unrated bonds deemed by the managers to be of comparable quality) to be investment grade. Bonds rated no higher than the fifth or sixth category (BB/Ba or B) are considered non-investment grade. Many of these "junk bonds" are actually issued by reputable companies and offer attractive yields.

                  37 LEHMAN BROTHERS SHORT DURATION BOND FUND

[YIELD GRAPHIC OMITTED]

MAIN RISKS

Most of the fund's performance depends on what happens in the bond markets. The value of your investment will rise and fall, and you could lose money.


The fund's yield and total return will change with interest rate movements. When interest rates rise, the fund's share price will typically fall. The fund's sensitivity to this interest rate risk will increase with any increase in the fund's duration. The fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.


Some debt securities in which the fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the fund holds callable securities and the issuers repay the securities early, the fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

A downgrade or default affecting any of the fund's securities would affect the fund's performance. Performance could also be affected if unexpected interest rate trends cause the fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

Foreign securities could add to the ups and downs in the fund's share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

Over time, the fund may produce lower returns than stock investments and less conservative bond investments. Although the fund's average return has out paced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on fund distributions.

Due to the fund's limited duration and the need to sometimes change allocation among sectors, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and increased transaction costs.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS.

THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK OR PRODUCE INCOME COULD AFFECT FUND PERFORMANCE IF INTEREST RATES, OR THE DERIVATIVES, DO NOT PERFORM AS EXPECTED.

NOT ALL SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES ARE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY. SOME ARE BACKED BY THE RIGHT OF THE ISSUING ENTITY TO BORROW FROM THE TREASURY, WHILE OTHERS ARE SUPPORTED BY THE TREASURY'S DISCRETIONARY AUTHORITY TO LEND TO THE ISSUER, AND STILL OTHERS ARE BACKED ONLY BY THE ISSUING ENTITY. THE U.S. GOVERNMENT SECURITIES PURCHASED BY THE FUND MAY INCLUDE MORTGAGE-BACKED SECURITIES.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOALS AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD

                  38 LEHMAN BROTHERS SHORT DURATION BOND FUND

HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

                  39 LEHMAN BROTHERS SHORT DURATION BOND FUND

[RULER GRAPHIC OMITTED]

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it's not a prediction of future results.

                  YEAR-BY-YEAR % RETURNS as of 12/31 each year*
--------------------------------------------------------------------------------

                           [BAR CHART GRAPHIC OMITTED]

1997    1998    1999    2000    2001    2002    2003    2004    2005     2006
--------------------------------------------------------------------------------
6.85    4.65    1.64    6.70    8.41    5.10    2.53    0.92    1.56

BEST QUARTER:
WORST QUARTER:

--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006*

                             1 Year   5 Years   10 Years
SHORT DURATION BOND FUND
Return Before Taxes
Return After Taxes on
Distributions
Return After Taxes on
Distributions and
Sale of Fund Shares
Merrill Lynch 1-3 Year
Treasury Index

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax sit uation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INDEX DESCRIPTION:

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S. Treasuries with maturities between 1 and 3 years.

* Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses during the periods shown.

[ARROW GRAPHIC OMITTED]

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURNS TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

                  40 LEHMAN BROTHERS SHORT DURATION BOND FUND

INVESTOR EXPENSES
[COIN GRAPHIC OMITTED]


The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

SHAREHOLDER FEES                              None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets) These are deducted from Fund assets, so you pay them indirectly.

            Management fees*
            Distribution (12b-1) fees          None
            Other expenses
--------------------------------------------------------------------------------
            Total annual operating expenses
--------------------------------------------------------------------------------
 Minus:     Expense reimbursement
--------------------------------------------------------------------------------
            Net expenses**

* "Management fees" includes investment management and administration fees.

** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH [10/31/2010], SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.70% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NBMI FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 0.70% OF ITS AVERAGE NET ASSETS. ANY SUCH
REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


              1 Year    3 Years    5 Years    10 Years
Expenses




[PEOPLE GRAPHIC OMITTED]

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the fund pays to the Manager for its services as the fund's investment manager and the expenses paid directly by the fund. The Manager engages Lehman Brothers Asset Management LLC ("Sub-Adviser") as sub-adviser to choose the fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser. Together, the Neuberger Berman affiliates manage [$175 billion in total assets (as of 11/30/2005)] and continue an asset management history that began in 1939. For the 12 months ended 10/31/2006, the management/administration fees paid to Neuberger Berman Management Inc. by the fund's Investor Class were [__%] of average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2006.


PORTFOLIO MANAGERS


JOHN DUGENSKE, CFA, is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mr. Dugenske has been a Portfolio Manager of the Fund since 2004. Prior to joining Neuberger Berman, LLC, Mr. Dugenske was Director of Research and Trading and a Managing Director at another firm from 1998 to 2003.

THOMAS SONTAG is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2006. Since 2004, he has been managing portfolios for Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. Before joining Lehman Brothers Asset Management LLC, Mr. Sontag was a portfolio manager at another firm for six years.


                  41 LEHMAN BROTHERS SHORT DURATION BOND FUND

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.




                  42 LEHMAN BROTHERS SHORT DURATION BOND FUND

FINANCIAL HIGHLIGHTS
[MONEY GRAPHIC OMITTED]


Year Ended October 31,                                                     2002          2003      2004      2005    2006
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

            Share price (NAV) at beginning of year                         9.78         9.65      9.61      9.41
 PLUS:      Income from investment operations
            Net investment income                                          0.43 (4)     0.28      0.24      0.25
            Net gains/losses - realized and unrealized                    (0.11)(4)(5)  0.03     (0.11)    (0.18)
            Subtotal: income from investment operations                    0.32         0.31      0.13      0.07
 MINUS:     Distributions to shareholders
            Income dividends                                               0.45         0.35      0.33      0.35
            Tax return of capital                                            -            -         -         -
            Subtotal: distributions to shareholders                        0.45         0.35      0.33      0.35
 EQUALS:    Share price (NAV) at end of year                               9.65         9.61      9.41      9.13

-----------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.

 Net expenses - actual                                                     0.70         0.70      0.70      0.70
 Gross expenses(1)                                                         0.73         0.74      0.77      0.80
 Expenses(2)                                                               0.70         0.70      0.70      0.71
 Net investment                                                            4.44(4)      2.88      2.49      2.75
 income-actual

-----------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.
 Total return (%)(3)                                                       3.42         3.23      1.43      0.77
 Net assets at end of                                                      20.3        199.4     162.6     151.8
 year (in millions of dollars)
 Portfolio turnover rate (%)                                                140          129        94       166


All of the above figures have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no expense reimbursement.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses.

(4) By applying the rules of the newly adopted AICPA Audit and Accounting Guide for Investment Companies, net investment income per share decreased by $.02, net gains or losses on securities increased by $.02, and the ratio of net investment income to average net assets decreased by .26%.

(5) The amount shown may not agree with aggregate gains and losses because of the timing of sales and repurchases of Fund shares.

                  43 LEHMAN BROTHERS SHORT DURATION BOND FUND

Neuberger Berman


                                                           Ticker Symbol: NBMUX

Lehman Brothers Municipal Securities Trust
(formerly, Neuberger Berman Municipal Securities Trust)
--------------------------------------------------------------------------------

[CHESS GRAPHIC OMITTED]

         GOAL & STRATEGY

THE FUND SEEKS HIGH CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH LOW RISK TO PRINCIPAL AND LIQUIDITY; TOTAL RETURN IS A SECONDARY GOAL.

To pursue these goals, the Fund normally invests at least 80% of its total assets in securities of municipal issuers around the country. All securities in which the Fund invests must be investment-grade (rated within the four highest categories or, if unrated, deemed by the investment managers to be of comparable quality). The Fund's dividends are generally exempt from federal income tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The Fund seeks to minimize its exposure to credit risk by diversifying among many municipal issuers around the country and among the different types of municipal securities available. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of ten years or less.

The Portfolio Managers monitor national trends in the municipal securities market, as well as a range of economic, financial and political factors. The Portfolio Managers analyze individual issues and look for securities that appear under-priced compared to securities of similar structure and credit quality, and securities that appear likely to have their credit ratings raised. To help maintain the portfolio's credit quality, the Portfolio Managers seek to avoid securities from states or regions with weaker economies or unusual revenue problems. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers' outlook on the investment or the market changes.

The Fund is authorized to change its goals without shareholder approval, although it does not currently intend to do so. The Fund will not change its fundamental policy of normally investing at least 80% of its total assets in securities of municipal issuers without shareholder approval.

[ARROW GRAPHIC OMITTED]
  DURATION

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES.

TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.


[ARROW GRAPHIC OMITTED]
  TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.


                  44 LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST

MAIN RISKS
[YIELD GRAPHIC OMITTED]

Most of the fund's performance depends on what happens in the municipal bond market. The value of your investment will rise and fall, and you could lose money.

The fund's yield and total return will change with interest rate movements. When interest rates rise, the fund's share price will typically fall. The fund's sensitivity to this risk will increase with any increase in the fund's duration.

Some debt securities in which the fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the fund holds callable securities and the issuers repay the securities early, the fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

A downgrade or default affecting any of the fund's securities would affect the fund's performance. Performance could also be affected by political or regulatory changes, whether regional or national, and by developments concerning tax laws and tax-exempt securities.

Because the fund emphasizes higher credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This could mean that its yield may be lower than that available from certain other municipal bond funds.

Over time, the fund may produce lower returns than stock investments.

The fund is not an appropriate investment for tax-advantaged accounts, such as IRAs, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS.

THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK COULD AFFECT FUND PERFORMANCE IF INTEREST RATES, OR THE DERIVATIVES, DO NOT PERFORM AS EXPECTED.

TO THE EXTENT THAT THE FUND INVESTS IN SO-CALLED "PRIVATE ACTIVITY BONDS," ITS DIVIDENDS MAY BE A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX. CONSULT YOUR TAX ADVISER FOR MORE INFORMATION.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOALS AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY MAY MEAN LOST OPPORTUNITIES AND, ALONG WITH ANY OTHER INVESTMENTS IN TAXABLE SECURITIES OR DERIVATIVES, COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT.

                  45 LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST

PERFORMANCE
[RULER GRAPHIC OMITTED]

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it's not a prediction of future results.

     YEAR-BY-YEAR % RETURNS as of 12/31 each year*
--------------------------------------------------------------------------------
[BAR CHART GRAPHIC OMITTED]
1997    1998    1999    2000    2001    2002    2003    2004    2005     2006
7.37    5.94   -1.25    9.02    4.75    9.65    3.93    2.01    0.86


BEST QUARTER:
WORST QUARTER:
--------------------------------------------------------------------------------


     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006*

                                  1 Year   5 Years   10 Years
MUNICIPAL SECURITIES TRUST
Return Before Taxes
Return After Taxes on
Distributions
Return After Taxes
on Distributions and
Sales of Fund Shares
Lehman Brothers
7-Year GO Index

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INDEX DESCRIPTION:
The Lehman Brothers 7-Year General Obligation Index is an unmanaged index of investment grade, tax- exempt general obligations (state and local).

* RETURNS WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED CERTAIN EXPENSES DURING THE PERIODS SHOWN.


[ARROW GRAPHIC OMITTED]

  PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE FUND AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURNS TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO ASK FOR INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

                  46 LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST

INVESTOR EXPENSES
[COIN GRAPHIC OMITTED]

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only Fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

     FEE TABLE

SHAREHOLDER FEES                              NONE

-----------
ANNUAL OPERATING EXPENSES (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
            Management fees*
            Distribution (12b-1) fees
            Other expenses
-----------
            Total annual operating expenses
-----------
 MINUS:     Expense reimbursement
-----------
            Net expenses**

* "Management fees" includes investment management and administration fees.

** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH [10/31/2010], SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.65% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NBMI FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 0.65% OF ITS AVERAGE NET ASSETS. ANY SUCH
REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.

THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

              1 Year    3 Years    5 Years    10 Years
Expenses

[PEOPLE GRAPHIC OMITTED]

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the fund pays to the Manager for its services as the fund's investment manager and the expenses paid directly by the fund. The Manager engages Lehman Brothers Asset Management LLC ("Sub-Adviser") as sub-adviser to choose the fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser. Together, the Neuberger Berman affiliates manage [$175 billion in total assets (as of 11/30/2005)] and continue an asset management history that began in 1939. For the 12 months ended 10/31/2006, the management/administration fees paid to Neuberger Berman Management Inc. by the Fund were [__%] of average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2006.


PORTFOLIO MANAGERS

THOMAS J. BROPHY, LORI CANELL, AND KELLY M. LANDRON are Vice Presidents of Neuberger Berman Management Inc. Mr. Brophy and Ms. Canell are also Managing Directors of Neuberger Berman, LLC. From 1998 to 2000, Mr. Brophy was a portfolio manager and credit analyst for Neuberger Berman, LLC. From 1997 to 1998, he was a portfolio manager at another investment firm. Ms. Canell has been

                 47 LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST a municipal bond portfolio manager at Neuberger Berman since 1995. From 1990 to 2000, Ms. Landron held positions in fixed income trading, analysis and portfolio management at Neuberger Berman, LLC. Mr. Brophy and Ms. Landron have co-managed the Fund's assets since 2000 and Ms. Canell since 2004.

                 48 LEHMAN BROTHERS MMUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS
[MONEY GRAPHIC OMITTED]



                       Year Ended October 31,                              2002        2003        2004        2005        2006
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
                       Share price (NAV) at beginning of year             11.62       11.80       11.86       11.81
 PLUS:                 Income from investment operations
                       Net investment income                               0.43        0.40        0.40        0.40
                       Net gains/losses - realized and unrealized          0.18        0.12       (0.00)      (0.41)
                       Subtotal: income from investment operations         0.61        0.52        0.40       (0.01)
 MINUS:                Distributions to shareholders
                       Income dividends                                    0.43        0.40        0.40        0.40
                       Capital gain distributions                            -         0.06        0.05        0.07
                       Subtotal: distributions to shareholders             0.43        0.46        0.45        0.47
 EQUALS:               Share price (NAV) at end of year                   11.80       11.86       11.81       11.33

-----------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses - actual                                                      0.65        0.65        0.65        0.66
Gross expenses(1)                                                          1.10        0.98        1.06        1.10
Expenses(2)                                                                0.65        0.65        0.65        0.66
Net investment income - actual                                             3.67        3.37        3.40        3.44

-----------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)(3)                                                        5.35        4.50        3.43       (0.09)
Net assets at end of year (in millions of dollars)                         37.9        42.3        37.1        33.7
Portfolio turnover rate (%)                                                 17           12           8          16


ALL OF THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.


(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED CERTAIN EXPENSES.


                  49 LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   SHARE PRICES

Because shares of these funds do not have sales charges, the price you pay for each share of a fund is the net asset value per share. Similarly, because there are no fees for selling shares, the fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its investment management services.

The funds are open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or any other day the Exchange is closed. Because fixed income securities trade in markets outside the Exchange, a fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the fund would post a notice on the Neuberger Berman website, www.nb.com.

Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund and Lehman Brothers Municipal Money Fund are also closed for business on days the Federal Reserve Wire System ("Federal Reserve") is closed. The Federal Reserve is closed on all national holidays, Columbus Day, and Veterans Day. Fund shares will not be priced on those days or any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, all orders must be received by 1:00 p.m., Eastern time, in order to be processed that day, except that for Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund and Lehman Brothers Municipal Money Fund, orders received after such earlier closing times will be processed the following business day.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders).We cannot accept your purchase order until payment has been received. On each business day, Neuberger Berman Cash Reserves calculates its share price at noon, Eastern time, Lehman Brothers Municipal Money Fund calculates its share price at 3:00 p.m., Eastern time, and Neuberger Berman Government Money Fund calculates its share price at 5:00 p.m., Eastern time. Each bond fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m., Eastern time. Orders to purchase or sell shares of a fund must be received in good order by the time at which the fund prices its shares in order to be processed that day. If you use an investment provider, you should check with it to find out by what time your order must be received by your investment provider so that it can be processed the same day. Depending on when it accepts orders, it's possible that a fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

[ARROW GRAPHIC OMITTED]

  SHARE PRICE CALCULATIONS

THE PRICE OF A PARTICULAR SHARE CLASS OF A FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO THAT CLASS MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF SHARES OF THAT CLASS OUTSTANDING. THE SHARE PRICES OF THE BOND FUNDS TYPICALLY CHANGE EVERY BUSINESS DAY. THE MONEY MARKET FUNDS DO NOT ANTICIPATE THAT THEIR SHARE PRICES WILL FLUCTUATE.


WHEN VALUING PORTFOLIO SECURITIES, THE MONEY MARKET FUNDS USE A CONSTANT AMORTIZATION METHOD AND THE BOND FUNDS USE BID QUOTATIONS. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE QUOTATIONS UNRELIABLE FOR A BOND FUND. WHEN A BOND FUND BELIEVES A QUOTATION DOES NOT REFLECT A SECURITY'S CURRENT MARKET VALUE, THE FUND WILL SUBSTITUTE FOR THE QUOTATION A FAIR-VALUE

                               50 YOUR INVESTMENT

ESTIMATE MADE ACCORDING TO METHODS APPROVED BY ITS TRUSTEES. A FUND WILL ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED BY A BOND FUND IF THE EXCHANGE ON WHICH A FIXED INCOME SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUNDS MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT A FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE TRUSTEES, INSTEAD OF BEING DETERMINED ENTIRELY BY MARKET PRICES.


--   PRIVILEGES AND SERVICES

As a Neuberger Berman fund shareholder, you have access to a range of services to make investing easier:

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more in any bond fund in this prospectus. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses (except in money market funds).

ELECTRONIC BANK TRANSFERS -- When you sell fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

INTERNET ACCESS -- At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDfone(R) -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.


[ARROW GRAPHIC OMITTED]

  DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT -- SAY, $100 A MONTH -- YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.


                               51 YOUR INVESTMENT

--   DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, each Fund declares income dividends daily (at approximately 4:00 p.m., Eastern time, for Neuberger Berman Government Money Fund) and pays them monthly. The bond Funds make any capital gain distributions once a year (in December). The money market Funds do not anticipate making any capital gain distributions. Gains from foreign currency transactions, if any, are normally distributed in December.

Neuberger Berman Government Money Fund's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

Unless you designate otherwise, your income dividends and capital gain distributions from a fund will be reinvested in additional shares of the distributing class of that fund. However, if you prefer you will receive all distributions in cash or reinvest capital gain distributions but receive income dividends in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in shares of the same class of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish these distributions to be reinvested in additional fund shares or paid in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares. The part of a municipal fund's income distributions that is designated as "exempt-interest dividends" (essentially, the part of the fund's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions) will be excludable from its shareholders' gross income for federal income tax purposes.

Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of income (other than exempt-interest dividends) and the excess of net short-term capital gain over net long-term capital loss are taxed as ordinary income. It is not expected that any of the Funds' distributions will be attributable to "qualified dividend income" (generally, dividends a Fund receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund or whether you reinvested your distributions.

In general, a portion of the income dividends from the Government Money Fund are free from state and local income taxes and, as noted above, income dividends from the municipal funds generally are free from federal income tax. However, if you are a high-income individual who would owe comparatively little in federal income tax, some of your municipal fund income dividends may be a Tax Preference Item. In addition, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of that

                               52 YOUR INVESTMENT
tax, and part of the municipal funds' income dividends may be a Tax Preference Item. A municipal fund may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) or exchange Fund shares, (other than shares of the money market funds) you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.


[ARROW GRAPHIC OMITTED]

  TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

[ARROW GRAPHIC OMITTED]

  BACKUP WITHHOLDING

A FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS TAXABLE DISTRIBUTIONS AND REDEMPTION PROCEEDS (OTHER THAN FROM A MONEY MARKET FUND) IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM EACH FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (DIRECTLY OR FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

[ARROW GRAPHIC OMITTED]

  BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY A FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

                               53 YOUR INVESTMENT

BECAUSE OF THIS, IF YOU BUY SHARES OF A FUND JUST BEFORE IT MAKES A CAPITAL GAIN DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN A FUND THROUGH A TAX-ADVANTAGED RETIREMENT ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.

                               54 YOUR INVESTMENT

--   MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES -- Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in one of the Funds or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.


Every buy or sell order you place will be processed at the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Funds' transfer agent has received your check or other payment for the shares. In the case of Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund, and Lehman Brothers Municipal Money Fund, Neuberger Berman Management Inc. will process orders on the day received if your payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time). For all other Funds, in the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with one or more of the Funds, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur. Money market fund investors whose purchase orders are converted to "federal funds" before 6:00 p.m., Eastern time, will accrue a dividend the same day. Normally, for the bond funds, dividends are first earned or accrued the day after your purchase order is accepted.


WHEN YOU SELL SHARES -- If you bought your shares from Neuberger Berman Management Inc. , instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. Redemption orders are deemed "accepted" when the Fund's trasfer agent receives your order to sell. Money market fund investors who place an order to sell shares before noon (3 p.m. in the case of Lehman Brothers Municipal Money Fund) will not receive dividends on the day of the sale; bond fund investors will receive the dividends earned and accrued by the fund on the day they sell their shares.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees"). These cases include:


--  when selling more than $50,000 worth of shares
-- when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record
-- when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance


When selling shares in an account that you do not intend to close, remember to leave at least $2,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

                               55 YOUR INVESTMENT

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of a Fund's shareholders as a whole.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move money from one fund to the same class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

--  both accounts must have the same registration
-- you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved
-- because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery. You may also use FUNDfone(R) or visit our website at www.nb.com.


PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within [seven] business days. There are two cases in which proceeds may be delayed beyond this time:


-- in unusual circumstances where the law allows additional time if needed -- if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

                               56 YOUR INVESTMENT

The funds do not issue certificates for shares. If you have share certificates from prior purchases, the only way to redeem them is by sending in the certificates. Also, if you lose a certificate, you will be charged a fee.

OTHER POLICIES -- Under certain circumstances, the Funds reserve the right to:

--  suspend the offering of shares
--  reject any exchange or purchase order
-- suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
--  change, suspend, or revoke the exchange privilege
--  suspend the telephone order privilege
-- satisfy an order to sell fund shares with securities rather than cash, for very large orders
-- suspend or postpone your right to sell fund shares or postpone payments on redemptions for more than seven days, on days when trading on the Exchange is restricted, or as otherwise permitted by the SEC
-- suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed
-- suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)
-- for money market funds, postpone payments for redemption requests received after 3:00 p.m. Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the the day you placed your redemption order
-- change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
--  take orders to purchase or sell Fund shares when the Exchange is closed.


[ARROW GRAPHIC OMITTED]

DISTRIBUTION AND SHAREHOLDER SERVICING FEES

THE LEHMAN BROTHERS CORE BOND FUND HAS ADOPTED A PLAN UNDER WHICH THE FUND'S INVESTOR CLASS SHARES PAYS 0.25% OF ITS AVERAGE NET ASSETS EVERY YEAR TO SUPPORT SHARE DISTRIBUTION AND SHAREHOLDER SERVICING. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.


[ARROW GRAPHIC OMITTED]

MEDALLION SIGNATURE GUARANTEES

A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS
AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.


[ARROW GRAPHIC OMITTED]

  INVESTMENT PROVIDERS


THE INVESTOR CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

                               57 YOUR INVESTMENT

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF ANY OF THE FUNDS DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE NEUBERGER BERMAN FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE NEUBERGER BERMAN FUND TO ANOTHER THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION.

ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES MAY PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO YOUR INVESTMENT PROVIDER OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IN SOME CASES, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUNDS TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF EACH FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' SAI.

[ARROW GRAPHIC OMITTED]

  INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.


WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

                               58 YOUR INVESTMENT

BUYING SHARES

------------------------------------------------------------------------------------------------------------------------------------
 Method                Things to know                                        Instructions
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A CHECK     Your first investment must be at least $2,000         Fill out the application and enclose your
                                                                             check
                       Additional investments can be as little as $100
                                                                             If regular first-class mail, send to:
                       We cannot accept cash, money orders, starter           Neuberger Berman Funds
                       checks, cashier's checks, travelers checks, or         Boston Service Center
                       other cash equivalents                                 P.O. Box 8403
                                                                              Boston, MA 02266-8403
                       You will be responsible for any losses or fees
                       resulting from a bad check; if necessary, we may      If express delivery, registered mail, or
                       sell other shares belonging to you in order to        certified mail, send to:
                       cover these losses                                     Neuberger Berman Funds
                                                                              c/o State Street Bank and Trust Company
                       All checks must be made out to "Neuberger              66 Brooks Drive
                       Berman Funds"; we cannot accept checks made            Braintree, MA 02184-3839
                       out to you or other parties and signed over to us
------------------------------------------------------------------------------------------------------------------------------------
WIRING MONEY           A wire for a first investment must be for at least    Before wiring any money, call 800-877-9700
                       $2,000                                                for an order confirmation

                       Wires for additional invesments must be for at        Have your financial institution send your wire
                       least $1,000                                          to State Street Bank and Trust Company
                                                                             Include your name, the fund name, your
                                                                             account number and other information as
                                                                             requested
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM        An exchange for a first investment must be for at     Call 800-877-9700 to place your order
ANOTHER  FUND          least $2,000; additional investments must be for
                       at least $1,000                                       To place an order using FUNDfone(R), call 800-
                                                                             335-9366 or through www.nb.com
                       Both accounts involved must be registered in the
                       same name, address and tax ID number
                       An exchange order cannot be cancelled or
                       changed once it has been placed
------------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE           We do not accept phone orders for a first             Call 800-877-9700 to notify us of your purchase
                       investment
                                                                             Immediately follow up with a wire or electronic
                       Additional investments must be for at least           transfer
                       $1,000
                                                                             To add shares to an existing account using FUNDfone(R),
                       Additional shares will be purchased when your         call 800-335-9366 or you can use www.nb.com
                       order is accepted

                       Not available on retirement accounts
------------------------------------------------------------------------------------------------------------------------------------
SETTING UP             All investments must be at least $100                 Call 800-877-9700 for instructions
SYSTEMATIC
INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

                                  59 YOUR INVESTMENT

SELLING SHARES

------------------------------------------------------------------------------------------------------------------------------------
 Method                Things to know                                        Instructions
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER    Unless you instruct us otherwise, we will mail        Send us a letter requesting us to sell shares
                       your proceeds by check to the address of record,      signed by all registered owners; include your
                       payable to the registered owner(s)                    name, account number, the fund name, the
                                                                             dollar amount or number of shares you want
                       If you have designated a bank account on your         to sell, and any other instructions
                       application, you can request that we wire the
                       proceeds to this account; if the total balance in     If regular first-class mail, send to:
                       all of your Neuberger Berman fund accounts is          Neuberger Berman Funds
                       less than $200,000, you will be charged an $8.00       Boston Service Center
                       wire fee                                               P.O. Box 8403
                                                                              Boston, MA 02266-8403
                       You can also request that we send the proceeds
                       to your designated bank account by electronic         If express delivery, registered mail, or
                       transfer (ACH) without fee                            certified mail, send to:
                                                                              Neuberger Berman Funds
                       You may need a Medallion signature guarantee           c/o State Street Bank and Trust Company
                                                                              66 Brooks Drive
                       Please also supply us with your e-mail address         Braintree, MA 02184-3839
                       and daytime telephone number when you write to
                       us in the event we need to reach you
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX       For amounts of up to $50,000                          Write a request to sell shares as described
                                                                             above
                       Not available if you have changed the address on
                       the account in the past 15 days                       Call 800-877-9700 to obtain the appropriate
                                                                             fax number
------------------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR        All phone orders to sell shares must be for at        Call 800-877-9700 to place your order
ORDER                  least $1,000 unless you are closing out an
                       account                                               Give your name, account number, the fund
                                                                             name, the dollar amount or number of shares
                       Not available if you have declined the phone          you want to sell, and any other instructions
                       option or are selling shares in certain retirement
                       accounts (The only exception is for those             To place an order using FUNDfone(R), call 800-335-9366
                       retirement shareholders who are at least 59 1/2 or    or visit www.nb.com
                       older and have their birthdates on file)

                       Not available if you have changed the address on
                       the account in the past 15 days
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO        All exchanges must be for at least $1,000             Call 800-877-9700 to place your order
ANOTHER FUND
                       Both accounts must be registered in the same          To place an order using FUNDfone(R), call 800-
                       name, address and tax ID number                       335-9366 or visit www.nb.com

                       An exchange order cannot be cancelled or
                       changed once it has been placed
------------------------------------------------------------------------------------------------------------------------------------
SETTING UP             For accounts with at least $5,000 worth of shares     Call 800-877-9700 for instructions
SYSTEMATIC             in them
WITHDRAWALS
                       Withdrawals must be at least $100
------------------------------------------------------------------------------------------------------------------------------------
BY CHECK               Available for money market funds only

                       Withdrawals must be for at least $250

                       Cannot include dividends accrued but not yet
                       posted to your account
------------------------------------------------------------------------------------------------------------------------------------

                                  60 YOUR INVESTMENT

[ARROW GRAPHIC OMITTED]

RETIREMENT PLANS

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-877-9700 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.

GENERALLY, RETIREMENT PLANS SHOULD NOT INVEST IN MUNICIPAL FUNDS.


[ARROW GRAPHIC OMITTED]

  INTERNET CONNECTION

INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND TIME-SAVING FEATURES BY VISITING US AT WWW.NB.COM.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT IS MOST RELEVANT TO YOU.


AS A NEUBERGER BERMAN FUNDS SHAREHOLDER, YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION AND EVEN MAKE SECURE TRANSACTIONS -- 24 HOURS A DAY. YOU CAN ALSO RECEIVE FUND DOCUMENTS SUCH AS PROSPECTUSES AND FINANCIAL REPORTS AS WELL AS YOUR STATEMENTS ELECTRONICALLY VIA NB DELIVERE(R). IF YOU WANT FURTHER INFORMATION, PLEASE CALL 800-877-9700.


--   MARKET TIMING POLICY
Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the funds' trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market"or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

NB Management applies the funds' policies and procedures with respect to market-timing activities by monitoring trading activity in the funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the funds make efforts to monitor for market-timing activities, the ability of the funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying


                               61 YOUR INVESTMENT
shareholder accounts. Accordingly, there can be no assurance that the funds will be able to eliminate all market-timing activities.


In light of the nature and high quality of Neuberger Berman Cash Reserves', Neuberger Berman Government Money Fund's and Lehman Brothers Municipal Money Fund's investments and their investment strategy to maintain a stable share price, the market-timing policies adopted by the Funds' Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to market-timing activities of these Funds' shares. It is expected that these Funds will be used by shareholders for short-term investing and by certain selected accounts utilizing the Funds as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund and Lehman Brothers Municipal Money Fund reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.


--   PORTFOLIO HOLDINGS POLICY

A description of policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information. The complete portfolio holdings for each fund (except Cash Reserves, Government Money Fund and Municipal Money Fund) are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. Each fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the funds will also be available in reoprts on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


--   FUND STRUCTURE

Each Fund uses a "multiple class"structure. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates to Investor Class shares of the funds.

Neuberger Berman Government Money Fund uses a "master-feeder" structure.

Rather than investing directly in securities, the Fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "Fund" to mean Neuberger Berman Government Money Fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, Neuberger Berman Government Money Fund could switch to another master portfolio or decide to manage its assets itself.

                               62 YOUR INVESTMENT

NEUBERGER BERMAN INCOME FUNDS
INVESTOR CLASS SHARES

No front-end, sales charges

If you would like further details on these Funds you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about each Fund's recent performance, including:

-- a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on these Funds, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about each Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.

Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC

[GRAPHIC OMITTED]

      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:


NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, DC 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[ARROW GRAPHIC OMITTED]

      A0107 02/06 SEC file number: 811-3802

[NEUBERGER BERMAN ARROW GRAPHIC OMITTED]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

SHAREHOLDER SERVICES
800.877.9700

INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

Lehman Brothers Municipal Money Fund

Lehman Brothers New York Municipal Money Fund






INVESTOR CLASS SHARES






PROSPECTUS [February 28, 2007]









LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS
       INVESTOR CLASS SHARES

       Lehman Brothers Municipal Money Fund.................
       Lehman Brothers New York Municipal Money Fund........

       YOUR INVESTMENT

       Eligible Accounts....................................
       Maintaining Your Account.............................
       Market Timing Policy.................................
       Portfolio Holdings Policy............................
       Share Prices.........................................
       Distributions and Taxes..............................
       Fund Structure.......................................

THESE FUNDS:

o are designed for investors seeking capital preservation, liquidity and income
o are designed for investors seeking income exempt from federal income tax and, for investors in the Lehman Brothers New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes
o offer you the opportunity to participate in financial markets through professionally managed money market portfolios
o     are also money market sweep funds for certain eligible accounts
o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency
o carry certain risks. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)




Please note that shares of Lehman Brothers New York Municipal Money Fund are not available in all states. Shares of Lehman Brothers New York Municipal Money Fund are only available in states in which they are authorized for purchase.


(C)2007 Lehman Brothers Asset Management LLC. All rights reserved. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc. (c) 2007 Neuberger Berman Management Inc. All rights reserved.

LEHMAN BROTHERS
MUNICIPAL MONEY FUND                                        Ticker Symbol: NBTXX
(FORMERLY, NEUBERGER BERMAN MUNICIPAL MONEY FUND)


GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Fund seeks to maintain a stable $1.00 share price. The Fund's dividends are generally exempt from federal income tax, but may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Fund seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Fund's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS


MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.


THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Fund's performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Fund's yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Fund invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Fund's holdings. Consult your tax adviser for more information.

The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE


The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year


----------------
  Year     %
----------------
  1997    3.03
----------------
  1998    2.86
----------------
  1999    2.67
----------------
  2000    3.52
----------------
  2001    2.26
----------------
  2002    0.87
----------------
  2003    0.44
----------------
  2004    0.61
----------------
  2005    1.84
----------------
  2006
----------------
Best quarter: [Q4 `00, 0.94%]Worst quarter: [Q3 `03, 0.07%]


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/06
----------------------------------------------------
                        1 Year   5 Years   10 Years
----------------------------------------------------
MUNICIPAL MONEY FUND
----------------------------------------------------


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE FUND AND INCLUDE ALL FUND EXPENSES.


TO OBTAIN THE FUND'S CURRENT YIELD, CONTACT YOUR LEHMAN BROTHERS REPRESENTATIVE OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

INVESTOR EXPENSES


The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

 FEE TABLE
-------------------------------------------------------------------------
 SHAREHOLDER FEES                                                  None
-------------------------------------------------------------------------
 ANNUAL OPERATING EXPENSES (% of average net assets)*
 These are deducted from Fund assets, so you pay them indirectly

                          Management fees**                       [0.52]
                          Distribution (12b-1) fees                None
                          Other expenses
-------------------------------------------------------------------------
                          Total annual operating expenses
-------------------------------------------------------------------------
 MINUS:                   Expense Reimbursement
-------------------------------------------------------------------------
                          Net Expenses
-------------------------------------------------------------------------
* NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE INVESTOR CLASS OF THE FUND THROUGH 10/31/[2010], SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THAT CLASS ARE LIMITED TO [0.59]% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE INVESTOR CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED [0.59]% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.
** "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                1 Year          3 Years         5 Years         10 Years
 Expenses

INVESTMENT MANAGER


Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The Manager and Lehman Brothers Asset Management LLC are subsidiaries of Lehman Brothers Holdings Inc. For the 12 months ended 10/31/2006, the management/administration fees paid to the Manager by the Fund were [___]% of average net assets.


PORTFOLIO MANAGERS


WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

FINANCIAL HIGHLIGHTS


---------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                            2002           2003          2004           2005        2006
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated.  You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

       Share price (NAV) at beginning of period                  0.9998         0.9998        0.9998        0.9998

PLUS:  Income from investment operations
       Net investment income                                     0.0092         0.0050        0.0051        0.0158
       Net gains/losses - realized                                 -              -              -             -
       Subtotal: income from investment operations               0.0092         0.0050        0.0051        0.0158

MINUS: Distributions to shareholders
       Income dividends                                          0.0092         0.0050        0.0051        0.0158
       Capital gain distributions                                  -              -              -             -
       Subtotal: distributions to shareholders                   0.0092         0.0050        0.0051        0.0158

EQUALS:Share price (NAV) at end of period                        0.9998         0.9998        0.9998        0.9998
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses - actual                                             0.62           0.61          0.61          0.60

Expenses(1)                                                       0.62           0.61          0.61          0.60

Net investment income -actual                                     0.92           0.50          0.51          1.62
---------------------------------------------------------------------------------------------------------------------------------
OTHER DATA

Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.

Total return (%)                                                  0.93           0.50           0.51          1.59
Net assets at end of period (in millions of dollars)             533.3          410.9          426.1         587.1
---------------------------------------------------------------------------------------------------------------------------------

      ALL OF THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).


      (1) Shows what this ratio would have been if there had been no expense offset arrangements.

      (2) The amount shown may not agree with aggregate gains and losses because of the timing of sales and repurchases of Fund shares.

LEHMAN BROTHERS
NEW YORK MUNICIPAL MONEY FUND                               Ticker Symbol: LBNXX


GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Fund seeks to maintain a stable $1.00 share price. The Fund's dividends are generally exempt from federal income tax, but may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of New York, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Fund's assets primarily in a mix of municipal securities of New York that is intended to provide as high a tax-exempt yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.


With respect to 20% of its assets, the Fund may invest in taxable securities, the interest income on which is subject to federal income tax and New York State and/or New York City personal income taxes and/or is a tax preference item for purposes of the federal alternative minimum tax.


MONEY MARKET FUNDS


MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.



THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Fund's performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Fund's yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Fund intends to primarily invest in municipal securities of New York, it is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states.

To the extent that the Fund invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax advisor for more information.

The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY EXEMPT, AS WELL AS NEW YORK STATE AND NEW YORK CITY EXEMPT, AND MEAN LOST OPPORTUNITIES.

PERFORMANCE


The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------
    Year       %
--------------------
    1997
--------------------
    1998
--------------------
    1999
--------------------
    2000
--------------------
    2001
--------------------
    2002
--------------------
    2003
--------------------
    2004
--------------------
    2005
--------------------
    2006
--------------------
Best quarter:  Worst quarter:


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/06
-------------------------------------------------------------------
                                        1 Year        Since
                                                    Inception
                                                   (12/19/2005)
-------------------------------------------------------------------
NEW YORK MUNICIPAL MONEY FUND
-------------------------------------------------------------------

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE FUND AND INCLUDE ALL FUND EXPENSES.


TO OBTAIN THE FUND'S CURRENT YIELD, CONTACT YOUR LEHMAN BROTHERS REPRESENTATIVE OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

INVESTOR EXPENSES


The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.


 FEE TABLE
---------------------------------------------------------------------------
 SHAREHOLDER FEES                                                   None
---------------------------------------------------------------------------
 ANNUAL OPERATING EXPENSES (% of average net assets)*
 These are deducted from Fund assets, so you pay them indirectly

                          Management fees**                        [0.52]
                          Distribution (12b-1) fees                 None
                          Other expenses
---------------------------------------------------------------------------
                          Total annual operating expenses
---------------------------------------------------------------------------
 MINUS:                   Expense Reimbursement
---------------------------------------------------------------------------
                          Net Expenses
---------------------------------------------------------------------------
* NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE INVESTOR CLASS OF THE FUND THROUGH 10/31/[2010], SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THAT CLASS ARE LIMITED TO [0.59]% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE INVESTOR CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED [0.59]% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.
** "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                    1 Year          3 Years         5 Years         10 Years
     Expenses

INVESTMENT MANAGER


Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The Manager and Lehman Brothers Asset Management LLC are subsidiaries of Lehman Brothers Holdings Inc. For the 12 months ended 10/31/2006, the management/administration fees paid to the Manager by the Fund were [___]% of average net assets.


PORTFOLIO MANAGERS


WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

FINANCIAL HIGHLIGHTS


---------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                                                                                    2006
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated.  You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

       Share price (NAV) at beginning of period

PLUS:  Income from investment operations
       Net investment income
       Net gains/losses - realized
       Subtotal: income from investment operations

MINUS: Distributions to shareholders
       Income dividends
       Capital gain distributions
       Subtotal: distributions to shareholders

EQUALS:Share price (NAV) at end of period
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses - actual
Expenses(1)
Net investment income -actual
---------------------------------------------------------------------------------------------------------------------------------
OTHER DATA

Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.

Total return (%)
Net assets at end of period (in millions of dollars)
---------------------------------------------------------------------------------------------------------------------------------

LEHMAN BROTHERS

YOUR INVESTMENT

ELIGIBLE ACCOUNTS

Each Fund offers its Investor Class shares for purchase by investors directly and through investment providers. Investor Class shares are also available as cash sweep vehicles for certain institutional investors. The Investor Class has a minimum initial investment of $2,000.

The Investor Class shares are also available to other accounts managed by Lehman Brothers or its affiliates and other investment providers.

The fees and policies outlined in this prospectus are set by each of the Funds described in this prospectus and by Neuberger Berman Management Inc. (NBMI). However, you may receive information you will need for managing your investment from Lehman Brothers or from your investment provider. This includes information on how to buy and sell Investor Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

MAINTAINING YOUR ACCOUNT

PURCHASING SHARES AS CASH SWEEP VEHICLES

The Funds offer their Investor Class shares as cash sweep vehicles for investment advisory, brokerage and other accounts managed or established at Lehman Brothers or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Lehman Brothers. All investments must be made in U.S. dollars.

The Funds are designed so that free credit cash balances held in an eligible account can be automatically invested in Fund shares. All such available cash balances of $2000 or more in an eligible account are automatically invested in the Funds on a daily basis. These amounts include proceeds of securities sold in your plan's account.

PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

WHEN YOU BUY SHARES - Instructions for buying shares directly are under "Buying Shares." See "Investment Providers" if you are buying shares through Lehman Brothers or through an investment provider. Whenever you make an initial investment in the Fund or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through Lehman Brothers or through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.


Every buy or sell order you place will be processed at the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Fund's transfer agent has received your check or other payment for the shares. In addition, if you have established a systematic investment program ("SIP") with the Fund, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur. NBMI will process orders on the day received if your payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time). Fund investors whose purchase orders are converted to "federal funds" before 6:00 p.m. will accrue a dividend the same day. Normally, for the Fund, dividends are first earned or accrued the day your purchase order is accepted.

WHEN YOU SELL SHARES - If you bought your shares directly, instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or through an investment provider. You can place an order to sell some or all of your shares at any time. Redemption orders are deemed "accepted" when the Funds' transfer agent receives your order to sell. Fund investors whose order to sell shares is accepted before 3:00 p.m. will not receive dividends on the day of the sale.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees"). These cases include:

      o    when selling more than $50,000 worth of shares
      o when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record
      o when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, remember to leave at least $2,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when NBMI has determined that it is in the best interests of a Fund's shareholders as a whole.

UNCASHED CHECKS - We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS - Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES - You can move money from one fund to the same class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

   o  both accounts must have the same registration
   o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved
   o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE - Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.


PROCEEDS FROM THE SALE OF SHARES* - The proceeds from the shares you sell are generally sent out the same business day your sell order is executed, and nearly always within [seven] business days. There are two cases in which proceeds may be delayed beyond this time:


   o  in unusual circumstances where the law allows additional time if needed
   o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Funds do not issue certificates for shares.

OTHER POLICIES - Under certain circumstances, the Funds reserve the right to:

   o  suspend the offering of shares
   o  reject any exchange or purchase order
   o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
   o  change, suspend, or revoke the exchange privilege
   o  suspend the telephone order privilege
   o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
   o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange (Exchange) is restricted, or as otherwise permitted by the SEC
   o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed
   o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve Wire System (Federal Reserve) or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)
   o  postpone payments for redemption requests received after 3:00 p.m.
      Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order
   o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
   o take orders to purchase or sell Fund shares when the Exchange is closed.

SIGNATURE GUARANTEES


YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.


MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT, EXCHANGE PRIVILEGES OR INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

INVESTMENT PROVIDERS

THE INVESTOR CLASS SHARES OF THE FUNDS AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NBMI. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF EITHER FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE FUND TO THE SAME CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION.

ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES MAY PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO YOUR INVESTMENT PROVIDER OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IN SOME CASES, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUNDS TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF EACH FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' SAI.

INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON YOUR BEHALF OR AS YOUR AGENT) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

MARKET TIMING POLICY


In light of the nature and high quality of the Funds' investments and their investment strategy to maintain a stable share price, the market-timing policies adopted by the Funds' Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of the Funds' shares ("market-timing activities"). It is expected that the Funds will be used by shareholders for short-term investing and by certain selected accounts utilizing the Funds as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.


PORTFOLIO HOLDINGS POLICY

A description of the Funds' policies and procedures with respect to disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information.

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.


BUYING SHARES
---------------------------------------------------------------------------------------------------------
METHOD          THINGS TO KNOW                                  INSTRUCTIONS
---------------------------------------------------------------------------------------------------------
SENDING US A    Your first investment must be at least          Fill out the application and enclose
CHECK           $2,000                                          your check

                Additional investments can be as                If regular first-class mail, send to:
                little as $100
                                                                        Lehman Brothers Funds
                We cannot accept cash, money orders,                    Boston Service Center
                starter checks, cashier's checks,                       P.O. Box 8403
                travelers checks, or other cash                         Boston, MA 02266-8403
                equivalents
                                                                If express delivery, registered mail,
                You will be responsible for any losses          or certified mail, send to:
                or fees resulting from a bad check; if
                necessary, we may sell other shares                     Lehman Brothers Funds
                belonging to you in order to cover these                c/o State Street Bank and Trust
                losses                                                  Company
                                                                        30 Dan Road
                                                                        Canton, MA 02021
                All checks must be made out to "Lehman
                Brothers Funds"; we cannot accept checks
                made out to you or other parties and
                signed over to us
---------------------------------------------------------------------------------------------------------
WIRING MONEY    A wire for a first investment must be           Before wiring any money, call
                for at least $2,000                             888-556-9030 for an order confirmation

                Wires for additional investments must           Have your financial institution send
                be for at least $1,000                          your wire to State Street Bank and
                                                                Trust Company

                                                                Include your name, the fund name,
                                                                your account number and other
                                                                information as requested
---------------------------------------------------------------------------------------------------------
EXCHANGING      An exchange for a first investment              Call 888-556-9030 to place your order
FROM ANOTHER    must be for at least $2,000;
FUND            additional investments must be for at
                least $1,000

                Both accounts involved must be
                registered in the same name, address
                and tax ID number

                An exchange order cannot be cancelled
                or changed once it has been placed
---------------------------------------------------------------------------------------------------------
BY TELEPHONE    We do not accept phone orders for a             Call 888-556-9030 to notify us of
                first investment                                your purchase

                Additional investments must be for at           Immediately follow up with a wire or
                least $1,000                                    electronic transfer

                Additional shares will be purchased
                when your order is accepted
---------------------------------------------------------------------------------------------------------
SETTING UP      All investments must be at least $100           Call 888-556-9030 for instructions
SYSTEMATIC
INVESTMENTS
---------------------------------------------------------------------------------------------------------

SELLING SHARES
---------------------------------------------------------------------------------------------------------
METHOD          THINGS TO KNOW                                  INSTRUCTIONS
---------------------------------------------------------------------------------------------------------
SENDING US A    Unless you instruct us otherwise, we            Send us a letter requesting us to
LETTER          will mail your proceeds by check to             sell shares signed by all registered
                the address of record, payable to the           owners; include your name, account
                registered owner(s)                             number, the fund name, the dollar
                                                                amount or number of shares you want
                If you have designated a bank account on        to sell, and any other instructions
                your application, you can request that we
                wire the proceeds to this account; if the       If regular first-class mail, send to:
                total balance in all of your Lehman Brothers
                fund accounts is less than $200,000, you                Lehman Brothers Funds
                will be charged an $8.00 wire fee                       Boston Service Center
                                                                        P.O. Box 8403
                                                                        Boston, MA 02266-8403
                You can also request that we send the
                proceeds to your designated bank                If express delivery, registered mail,
                account by electronic transfer (ACH)            or certified mail, send to:
                without fee
                                                                        Lehman Brothers Funds
                You may need a Medallion signature                      c/o State Street Bank and Trust
                guarantee                                               Company
                                                                        30 Dan Road
                Please also supply us with your e-mail                  Canton, MA 02021
                address and daytime telephone number when
                you write to us in the event we need to
                reach you
---------------------------------------------------------------------------------------------------------
SENDING US A    For amounts of up to $50,000                    Write a request to sell shares as
FAX                                                             described above
                Not available if you have changed the
                address on the account in the past 15           Call 888-556-9030 to obtain the
                days                                            appropriate fax number
---------------------------------------------------------------------------------------------------------
CALLING IN      All phone orders to sell shares must            Call 888-556-9030 to place your order
YOUR ORDER      be for at least $1,000 unless you are
                closing out an account                          Give your name, account number, the
                                                                fund name, the dollar amount or
                Not available if you have declined the          number of shares you want to sell,
                phone option or are selling shares in certain   and any other instructions
                retirement accounts (The only exception is
                for those retirement shareholders who are at
                least 59 1/2 or older and have their
                birthdates on file)

                Not available if you have changed the
                address on the account in the past 15
                days
---------------------------------------------------------------------------------------------------------
EXCHANGING      All exchanges must be for at least              Call 888-556-9030 to place your order
INTO ANOTHER    $1,000
FUND
                Both accounts must be registered in
                the same name, address and tax ID
                number

                An exchange order cannot be cancelled
                or changed once it has been placed
---------------------------------------------------------------------------------------------------------
SETTING UP      For accounts with at least $5,000               Call 888-556-9030 for instructions
SYSTEMATIC      worth of shares in them
WITHDRAWALS
                Withdrawals must be at least $100
---------------------------------------------------------------------------------------------------------
BY CHECK        Withdrawals must be for at least $250

                Cannot include dividends accrued but
                not yet posted to your account
---------------------------------------------------------------------------------------------------------

SHARE PRICES

Because Investor Class shares of these Funds do not have sales charges, the price you pay for each share of a Fund is the net asset value per share. Similarly, because there are no fees for selling shares, the Fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its investment management services.


The Funds are open for business every day that both the Exchange and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, the Funds may close early and all orders received after such earlier closing times will be processed the following business day. Because fixed income securities trade in markets outside the Exchange, a Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on the Neuberger Berman website, www.nb.com.


In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. Each Fund calculates its share price as of 3:00 p.m. on business days. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day.

SHARE PRICE CALCULATIONS

THE PRICE OF INVESTOR CLASS SHARES OF A FUND IS THE TOTAL VALUE OF THE FUND ASSETS ATTRIBUTABLE TO THE INVESTOR CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF INVESTOR CLASS SHARES OUTSTANDING. EACH FUND DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH FUND USES A CONSTANT AMORTIZATION
METHOD.

PRIVILEGES AND SERVICES

Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions on any services.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS - Each Fund pays out to shareholders net investment income and net realized capital gains, if any. Ordinarily, each Fund declares income dividends (which may include net short-term capital gain, if any) daily and pays them monthly. The Funds do not anticipate making any future distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss).

Unless you designate otherwise, your income dividends from a Fund will be reinvested in additional shares of the distributing class of that Fund. However, if you prefer you will receive all distributions in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in shares of the same class of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish these distributions to be reinvested in a Fund or paid in cash.

HOW DISTRIBUTIONS ARE TAXED - The part of a Fund's income distributions that is designated as "exempt-interest dividends" (essentially, the part of the Fund's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions) will be excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of the Funds are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Distributions other than exempt-interest dividends generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31.

Distributions of income (other than exempt-interest dividends) and net short-term capital gain are generally taxed as ordinary income. It is not expected that any of the Fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

In general, income dividends from the Funds generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Funds' income dividends may be a tax preference item for purposes of the federal alternative minimum tax. A Fund may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

For investors in the Lehman Brothers New York Municipal Money Fund, for New York State and New York City personal income tax purposes, distributions derived from interest on municipal securities on New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to New York State and New York City personal income taxes.

HOW SHARE TRANSACTIONS ARE TAXED - Shareholders that sell shares of a Fund will not realize a taxable gain or loss as long as the Fund maintains a share price of $1.00.

TAXES AND YOU

The taxes you actually owe on Fund distributions and share transactions, if any, can vary with many factors, such as your marginal tax bracket, how long you held your shares and whether you owe alternative minimum tax.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

FUND STRUCTURE

Each Fund uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Investor Class shares of the Funds.

NEUBERGER BERMAN INCOME FUNDS
INVESTOR CLASS SHARES

No load, sales charges or 12b-1 fees

If you would like further details on these Funds you can request a free copy of the following documents:

SHAREHOLDER REPORTS - Published twice a year, the shareholder reports offer information about each Fund's recent performance, including:

   o a discussion by the portfolio managers about strategies and market conditions
   o  Fund performance data and financial statements
   o  portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI contains more comprehensive information on these Funds, including:

   o  various types of securities and practices, and their risks
   o  investment limitations and additional policies
   o  information about each Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.


Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC


OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

Institutional Support Services: 888-556-9030
Web site: www.lehmanam.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON D.C. 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

SEC file number 811-3802
F0465  12/05

                   LEHMAN BROTHERS
                   CORE BOND FUND




[LOGO]





                   INSTITUTIONAL CLASS SHARES

                   Prospectus [February 28, 2007]




























                   LEHMAN BROTHERS ASSET MANAGEMENT

                   These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, which has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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[LOGO]


                   CONTENTS

                   INSTITUTIONAL CLASS SHARES (formerly, Lehman Brothers
                        Institutional Class)

                   Lehman Brothers Core Bond Fund...................1


                   YOUR INVESTMENT

                   Eligible Accounts................................8

                   Maintaining Your Account.........................8

                   Buying Shares...................................11

                   Selling Shares..................................12

                   Share Prices....................................13

                   Distributions and Taxes.........................15

                   Market Timing Policy............................17

                   Fund Structure..................................17


                   THE FUND:

                   o is designed for investors seeking current income and capital appreciation

                   o offers you the opportunity to participate in financial markets through a professionally managed bond portfolio

                   o carries certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

                   o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency.



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    (C)2007 Lehman Brothers Asset Management LLC. All rights reserved. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc. (c) 2007 Neuberger Berman Management Inc. All rights reserved.

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 Lehman Brothers Core Bond Fund                            Ticker Symbol: LBCLX
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Goal & Strategy

THE FUND SEEKS TO MAXIMIZE TOTAL RETURN THROUGH A COMBINATION OF INCOME AND CAPITAL APPRECIATION.



To pursue this goal, the fund may invest in U.S. Treasury bonds, bonds guaranteed by an agency of the Federal Government, corporate bonds, commercial paper, and mortgage and other asset-backed bonds. At the time of investment, all of these securities must be at least investment-grade. The fund may also engage in when-issued and delayed delivery transactions (such as to-be-announced mortgage-backed securities (TBAs)) which involve a commitment by the fund to purchase securities that will be issued at a later date.


Under normal market conditions, the fund invests at least 80% of its net assets plus any borrowing for investment purposes (calculated at the time of any investment) in high quality fixed-income securities for which a ready market exists. If the securities are private-sector issues -- corporate bonds, commercial paper or bonds secured by assets such as home mortgages -- generally, they must have earned an "A" rating or better from a nationally recognized statistical rating organization, such as Moody's Investors Service, Standard & Poor's or Fitch. The fund also considers all bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, to be high quality, although in highly unusual circumstances such bonds may present credit risk.

The investment managers consider three principal factors in managing the fund's investments:

o    the current level of and expected changes in interest rates

o    the relative attractiveness of the different sectors of the bond market:
     U.S. Treasury bonds or bonds issued by government agencies (e.g., Agency for International Development (AID), and the Federal Farm Credit System); mortgage-backed bonds; asset-backed bonds; corporate bonds and commercial paper

o    individual issue selection criteria.

INTEREST RATE STRATEGY. The managers seek to protect the value of the fund's bonds from interest rate increases -- and capture the gain in value when interest rates fall -- by managing the fund's average duration against that of the overall U.S. investment grade bond market, as measured by the Lehman Brothers Aggregate Bond Index.

The duration of all the bonds in the Lehman Brothers Aggregate Bond Index usually averages about four to five years. The fund's duration will normally vary up to one year from that average. The duration will be shorter than the market average if the managers' analysis indicates that interest rates will rise and bond prices will fall; it will be longer if the analysis indicates the opposite trend -- that rates will fall and prices will rise. The fund may deviate up to two years from the bond market's average duration, although the managers do not anticipate extending that far except in the most extreme circumstances.

The managers consider a combination of four key factors in their analysis of the future course of interest rates:

o    pace of economic activity

o    U.S. monetary policy

o    inflation expectations

o    real rates of interest.

Generally, interest rates will rise and bond prices will fall with a growing economy, when the Federal Reserve Board raises interest rates, or with a rising inflation rate. Interest rates will fall and bond prices will rise with an opposite combination of factors.

--------------------------------------------------------------------------------

SECTOR SELECTION. The difference in interest paid on bonds in various sectors remains fairly constant. For example, when interest rates on Treasury bonds rise, rates on corporate bonds will generally rise by a similar amount. But, depending on outside economic influences, investor sentiment and the law of supply and demand, a sector may deviate from the norm. This deviation may offer an opportunity for the fund to earn more than usual for bonds at a given level of risk. As the managers monitor the bond market, they compare the differences in sector interest rates with historical levels in an effort to profit from deviations.

INDIVIDUAL ISSUE SELECTION. When making investment decisions, the managers examine the unique characteristics of each security. These include credit quality, maturity, issue structure and mortgage prepayment risks. The managers seek to assure that the fund receives adequate compensation for the risk it is assuming and, if possible, seeks bonds that pay more than the prevailing rate of interest for the risks they involve.

The fund may change its goal without shareholder approval, although it does not currently intend to do so.


DURATION AND MATURITY

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES. THE LONGER THE DURATION OF A BOND, THE LONGER IT WILL TAKE TO REPAY THE PRINCIPAL AND INTEREST OBLIGATIONS AND THE MORE SENSITIVE IT IS TO CHANGES IN PREVAILING INTEREST RATES. MATURITY ADDRESSES WHEN THE LAST PAYMENT ON A BOND WILL BE MADE AND DOES NOT MEASURE INTERIM PAYMENTS.

TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.

BOND RATINGS

MOST LARGE ISSUERS OBTAIN CREDIT RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED.

THE FUND CONSIDERS BONDS RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY (AND UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY) TO BE INVESTMENT GRADE.

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MAIN RISKS

Most of the fund's performance depends on what happens in the bond markets. The value of your investment will rise and fall, and you could lose money.

The fund's yield and total return will change with interest rate movements. When interest rates rise, the fund's share price will typically fall. The fund's sensitivity to this interest rate risk will increase with any increase in the fund's duration. The Fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.

Some debt securities in which the fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the fund holds callable securities and the issuers repay the securities early, the fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

A downgrade or default affecting any of the fund's securities would affect its performance. Performance could also be affected if unexpected interest rate trends cause the fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

When-issued and delayed-delivery transactions (such as to-be-announced mortgage-backed securities (TBAs)) in which the Fund may engage involve a commitment by the Fund to purchase securities that will be issued at a later date. Because the Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the Fund's share value. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

When-issued and delayed-delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in share price. To mitigate leveraging risk, the Fund will segregate appropriate liquid securities having a market value at least equal to the amount of the Fund's purchase commitments. When-issued and delayed-delivery transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

When-issued and delayed-delivery transactions also are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, the Fund will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

If deemed advisable as a matter of investment strategy, the Fund may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Over time, the fund may produce lower returns than stock investments and less conservative bond investments. Although the fund's average return has out-paced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on fund distributions.

The fund normally executes an above-average amount of fixed-income trading. Its annual portfolio turnover rate typically exceeds 300%, and in some years may exceed 400%. A portfolio rate of 300% is equivalent to the fund's buying and selling all of the securities in its portfolio three times in the course of a year. Although most bond transactions do not involve brokerage commissions, a high turnover can result in higher transaction costs. To the extent that extensive trading results in net realized gains, shareholders may be taxed on the distributions thereof.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS.

THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK COULD AFFECT FUND PERFORMANCE IF INTEREST RATES, OR THE DERIVATIVES, DO NOT PERFORM AS EXPECTED.

WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

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PERFORMANCE


The table and chart below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

                                     [CHART]

1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
----    ----   -----   -----    ----    ----    ----    ----    ----    ----
9.17    7.65   -0.57   10.07    7.54    9.59    4.14    4.64    2.57


Best quarter: [Q3 '01, 4.45%]
Worst quarter: [Q1 '96, -2.51%]


AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/06*

-----------------------------------------------
                      1 Year 5 Years 10 Years
-----------------------------------------------
Core Bond Fund
-----------------------------------------------
Return Before Taxes
-----------------------------------------------
Return After Taxes on
Distributions
-----------------------------------------------
Return After Taxes on
Sale of Fund Shares
-----------------------------------------------
Lehman Brothers
Aggregate Bond Index
-----------------------------------------------

*The fund is the successor to the Ariel Premier Bond Fund. The year-by-year and average annual total return data prior to June 10, 2005 are those of the Ariel Premier Bond Fund Institutional Class, the predecessor of the fund's Institutional Class.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INDEX DESCRIPTION:

THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX THAT REPRESENTS THE INVESTMENT GRADE BOND MARKET. IT IS COMPOSED OF SECURITIES FROM THE LEHMAN BROTHERS TREASURY, GOVERNMENT-RELATED, CORPORATE AND SECURITIZED INDICES.

PERFORMANCE MEASURES


THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.


THE TABLE COMPARES THE FUND'S RETURN TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.


TO OBTAIN THE FUND'S CURRENT YIELD, CALL 888-556-9030 OR VISIT OUR WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

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INVESTOR EXPENSES

The fund does not charge you any fees for buying or selling shares or for maintaining your account. You pay your share of annual operating expenses, which are deducted from fund assets. The expense example can help you compare costs among funds.


FEE TABLE

   ----------------------------------------------------
   Shareholder fees                             None

   Annual operating expenses
   (% of average net assets)*

   These are deducted from fund assets,
   so you pay them indirectly

             Management fees**                  [0.40%]

             Distribution (12b-1) fees          None

             Other expenses
             [Acquired Fund Fees and Expenses]
   ----------------------------------------------------
             Total annual operating
             expenses
   ----------------------------------------------------
   Minus:    Expense reimbursement
   ----------------------------------------------------
             Net expenses                       [0.45%]
   ----------------------------------------------------

* Neuberger Berman Management Inc. ("NBMI") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class Fund through 10/31/[2017], so that the total annual operating expenses of that Class are limited to 0.45% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed that the Institutional Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.45% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year's expenses.

     Prior to the reimbursement calculation, NBMI has also voluntarily agreed to waive its investment management fee in the amount of 0.25%, of the fund's average net assets. NBMI may, at its sole discretion, terminate this agreement without notice to the fund.

**   "Management fees" include investment management and administration fees.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

--------------------------------------------
             1 Year 3 Years 5 Years 10 Years
--------------------------------------------
Expenses      [$46]  [$144]  [$252]  [$567]
--------------------------------------------

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INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the fund pays to the Manager for its services as the fund's investment manager and the expenses paid directly by the fund. The Manager engages Lehman Brothers Asset Management LLC ("Sub-Adviser") as sub-adviser to choose the fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser.

For the 12 months ended 10/31/2006, the management/administrative fees paid to the Manager were [_____] of average net assets before reimbursements.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the fund's annual report to shareholders dated October 31, 2006.

PORTFOLIO MANAGERS

ANDREW A. JOHNSON, is a Managing Director of the Sub-Adviser. He joined the predecessor to the Sub-Adviser (Lincoln Capital Management Company) in 1989. Mr. Johnson is the co-head of investment grade fixed income and lead portfolio manager for multiple core bond portfolios, including the Lehman Brothers Core Bond Fund. He is the Chief Investment Officer for investment grade strategies with responsibility for the overall direction of the investment process and research. He is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Structured Products Team. He is also a member of the Advisory Committee to the Sub-Adviser's Board of Directors and the Firm's Steering Committee. Prior to joining the Firm, he was a manager of financial planning and analysis at Illinois Bell. Previously, he had been an R&D engineer at Northrop Defense Systems Division. Mr. Johnson earned his BS and MS degrees in Electrical Engineering at the Illinois Institute of Technology and his MBA from the University of Chicago. He serves on the Lehman Brothers Analytics Advisory Council and Index Advisory Council.


RICHARD W. KNEE, is a Managing Director and Board member of the Sub-Adviser. He joined the predecessor to the Sub-Adviser (Lincoln Capital Management Company) in 1983. Mr. Knee is the co-head of investment grade fixed income and lead portfolio manager with primary responsibility for full discretion portfolios, including the Lehman Brothers Core Bond Fund, and custom strategies. He is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Interest Rate Strategy team. He is also a member of the Firm's Steering Committee. Prior to 1983, he was a fixed income portfolio manager in the trust departments of both the Harris Bank and the First National Bank of Chicago. Mr. Knee graduated from the University of Notre Dame and has an MBA from the University of California at Berkeley.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities.

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FINANCIAL HIGHLIGHTS

                                                                                 October 1,      Year
                                                                                   2005 to      Ended
                                                                                 October 31,  October 31,
YEAR ENDED SEPTEMBER 30,                             2002    2003    2004    2005     2005       2006
---------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Share price (NAV) at beginning of period            10.45   10.73   10.81   10.52     10.22

PLUS:   Income from investment operations

        Net investment income                        0.43    0.33    0.28    0.33      0.03

        Net gains/losses -- realized and
        unrealized                                   0.38    0.24    0.11   (0.02)    (0.11)

        Subtotal: income from investment
        operations                                   0.81    0.57    0.39    0.31     (0.08)

MINUS:  Distributions to shareholders

        Income dividends                             0.43    0.33    0.28    0.35      0.03

        Capital gain distributions                   0.10    0.16    0.40    0.26        --

        Subtotal: distributions to shareholders      0.53    0.49    0.68    0.61      0.03

EQUALS: Share price (NAV) at end of period          10.73   10.81   10.52   10.22     10.11

RATIOS (% OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------

NET EXPENSES -- ACTUAL                               0.45    0.45    0.45    0.45      0.45(3)

GROSS EXPENSES(1)                                      --      --      --    0.55      1.05(3)

EXPENSES(2)                                          0.45    0.45    0.45    0.45      0.45(3)

NET INVESTMENT INCOME -- ACTUAL                      4.14    3.04    2.61    3.17      3.91(3)

OTHER DATA
---------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                     8.08    5.43    3.72    3.05(4)  (0.73)(4)(5)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF
DOLLARS)                                            195.6   215.5   233.6    48.5      47.5

PORTFOLIO TURNOVER RATE (%)                           333     343     390     462        34(5)

---------------------------------------------------------------------------------------------------------

     Data prior to June 10, 2005 are from the Institutional Class of the fund's predecessor fund, Ariel Premier Bond Fund. The figures for the fiscal year ended 2005 and the fiscal period October 1, 2005 to October 31, 2005 have been audited by Tait Weller & Baker, LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover). Prior years were obtained from financial statements audited by another accounting firm. Their report, along with full financial statements, appears in the predecessor fund's most recent shareholder report.

(1) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the fund's investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3)  Annualized.

(4) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the fund's investment management fees.

(5)  Not annualized.

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YOUR INVESTMENT

ELIGIBLE ACCOUNTS


The fund offers its shares for purchase by investors directly and through investment providers. The Institutional Class has a minimum initial investment of $1 million.


The shares of the fund described in this prospectus are also available to qualified retirement plans, benefit plans and other accounts managed by Lehman Brothers and other investment providers.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management Inc. However, most of the information you'll need for managing your investment will come from Lehman Brothers or from your investment provider. This includes information on how to buy and sell shares of the fund, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.


MAINTAINING YOUR ACCOUNT

PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

WHEN YOU BUY SHARES. Instructions for buying shares directly are under "Buying Shares." See "Investment Providers" if you are buying shares through Lehman Brothers or an investment provider. Whenever you make an initial investment in the fund or add to an existing account, you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the fund's transfer agent has received your wire or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. Normally, for the fund, dividends are first earned or accrued the day after your purchase order is accepted.

WHEN YOU SELL SHARES. If you bought your shares directly, instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the fund's transfer agent receives your order to sell. Fund investors will receive the dividends earned and accrued by the fund on the day they sell their shares.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

If your account falls below the minimum initial investment level of $1 million, the fund has the right to request that you bring the balance back up to the minimum. If you have not done so within 60 days, we may close your account and redeem the proceeds. Fund shareholders as of the opening of regular trading on the New York Stock Exchange ("Exchange") on June 10, 2005, may continue to hold and buy fund shares.


The fund reserves the right to pay in kind for redemptions. The fund does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the fund's shareholders as a whole. Investors are urged to call 888-556-9030 before effecting any large redemption.

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STATEMENTS AND CONFIRMATIONS. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

[WHEN YOU EXCHANGE SHARES -- You can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

     o   both accounts must have the same registration
     o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved
     o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.]

PLACING ORDERS BY TELEPHONE. Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

PROCEEDS FROM THE SALE OF SHARES. The proceeds from shares sold are generally credited to your account on the same business day the sell order is executed, and nearly always within seven business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

There is no sales charge or commission paid for investment in fund shares. The fund does not issue certificates for shares.

OTHER POLICIES. Under certain circumstances, the fund reserves the right to:

o    suspend the offering of shares

o    reject any [exchange or] purchase order

o    suspend the telephone order privilege

o suspend or postpone your right to sell fund shares, or postpone payments or redemptions for more than seven days, on days when trading on the Exchange is restricted, or as otherwise permitted by the SEC

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

[o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

o    change, suspend, or revoke the exchange privilege

o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve Wire System ("Federal Reserve") or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)

o take orders to purchase or sell Fund shares when the Exchange is closed. In such a case, the Fund would post a notice on the Neuberger Berman website, www.nb.com]

--------------------------------------------------------------------------------


MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.


INVESTMENT PROVIDERS

THE SHARES OF THE FUND AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU'LL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.

[MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES. (SEE "WHEN YOU EXCHANGE SHARES")]

IN EXCHANGE FOR THE SERVICES IS OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NB MANAGEMENT AND/OR ITS AFFILIATES MAY PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO YOUR INVESTMENT PROVIDER OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IN SOME CASES, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUNDS TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NB MANAGEMENT AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF EACH FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' SAI.

INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.


WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS.

PORTFOLIO HOLDINGS POLICY

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE DISCLOSURE OF THE FUND'S PORTFOLIO HOLDINGS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

THE COMPLETE PORTFOLIO HOLDINGS FOR THE FUND ARE AVAILABLE AT HTTP://WWW.NB.COM/IND/MUTUAL_FUNDS/PROSPECTUSES/ 15-30 DAYS AFTER EACH MONTH-END. THE FUND'S COMPLETE PORTFOLIO HOLDINGS WILL REMAIN AVAILABLE AT WWW.NB.COM UNTIL THE SUBSEQUENT MONTH-END HOLDINGS HAVE BEEN POSTED. COMPLETE HOLDINGS FOR THE FUND WILL ALSO BE AVAILABLE IN REPORTS ON FORM N-Q OR FORM N-CSR FILED WITH THE SEC. HISTORICAL PORTFOLIO HOLDINGS ARE AVAILABLE UPON REQUEST.

--------------------------------------------------------------------------------

BUYING SHARES

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.


METHOD          THINGS TO KNOW                   INSTRUCTIONS
--------------------------------------------------------------------------------
WIRING MONEY    The minimum initial purchase     Before wiring any money,
                amount for this fund is $1       call 888-556-9030 for an order
                million                          confirmation

                                                 Have your financial institution
                                                 send your wire to State Street
                                                 Bank and Trust Company

                                                 Include your name, the fund
                                                 name, your account number and
                                                 other information as requested
--------------------------------------------------------------------------------
BY TELEPHONE    We do not accept phone orders    Call 888-556-9030 to notify us
                for an initial investment        of your purchase

                Additional shares will be        Immediately follow up with a
                purchased upon receipt of your   wire
                money by our transfer agent

                Not available on retirement
                accounts

--------------------------------------------------------------------------------

SELLING SHARES

METHOD          THINGS TO KNOW                              INSTRUCTIONS
--------------------------------------------------------------------------------
SENDING US    We will wire the proceeds to     Send us a letter requesting us
A LETTER      the bank account designated on   to sell shares signed by all
              your application or you may      registered owners; include your
              designate that you would like    name, account number, the fund
              to receive a check by mail       name, the dollar amount or
                                               number of shares you want to
              You may need a Medallion         sell, and any other
              signature guarantee              instructions

              Please also supply us with your  If regular first-class mail,
              e-mail address and daytime       send to:
              telephone number when you write  Lehman Brothers Funds
              to us in the event we need to    Boston Service Center
              reach you                        P.O. Box 8403
                                               Boston, MA 02266-8403

                                               If express delivery, registered
                                               mail, or certified mail,
                                               send to:
                                               Lehman Brothers Funds
                                               c/o State Street Bank and Trust
                                                 Company
                                               30 Dan Road
                                               Canton, MA 02021

----------------------------------------------------------------------------
SENDING US A  For amounts of up to $250,000    Write a request to sell shares
FAX                                            as described above
              Not available if you have
              changed the address on the       Call 888-556-9030 to obtain the
              account in the past 15 days      appropriate fax number

------------------------------------------------------------------------------
CALLING IN    All phone orders to sell shares  Call 888-556-9030 to place your
YOUR ORDER    must be for at least $1,000      order
              unless you are closing out
              an account                       Give your name, account number,
                                               the fund name, the dollar
              Not available if you have        amount or number of shares you
              declined the phone option        want to sell, and any other
                                               instructions
              Not available if you have
              changed the address on the
              account in the past 15 days

--------------------------------------------------------------------------------

SHARE PRICES

Because Institutional Class shares of the fund do not have a sales charge, the price your account pays for each share of the fund is the net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays the full share price when your account sells shares. Remember that your investment provider may charge fees for its investment management services.


The fund is open for business every day the Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or any other day the Exchange is closed. Because fixed income securities trade in markets outside the Exchange, a fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the fund would post a notice on the Neuberger Berman website, www.nb.com.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Neuberger Berman Management Inc. will process purchase orders when received on the basis of an arrangement that you will make payment on the same day by the close of the Exchange. The fund and Neuberger Berman Management Inc. reserve the right to suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

In addition, for the fund to process your request, it must be in "good order." Good order means that you have provided sufficient information to process your request as outlined in this prospectus.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

--------------------------------------------------------------------------------

SHARE PRICE CALCULATIONS


THE PRICE OF INSTITUTIONAL CLASS SHARES OF THE FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO INSTITUTIONAL CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF INSTITUTIONAL CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.


WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES BID QUOTATIONS. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE QUOTATIONS UNRELIABLE.

WHEN THE FUND BELIEVES A QUOTATION DOES NOT REFLECT A SECURITY'S CURRENT MARKET VALUE, THE FUND WILL SUBSTITUTE FOR THE QUOTATION A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND WILL ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED BY THE FUND IF THE EXCHANGE ON WHICH A FIXED INCOME SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF THE NEUBERGER MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED ENTIRELY BY MARKET PRICES.

--------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. The fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the fund declares income dividends daily and pays them monthly. The fund makes any capital gain distributions once a year (in December).

Consult your investment adviser about whether distributions from the fund to your account will be reinvested in additional shares of the fund or paid to your account in cash. Although fund distributions are actually made to the investment provider that holds the fund shares on your behalf, the following discussion describes distributions made to you and their tax consequences because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.


Distributions of income and the excess of net short-term capital gain over net long-term capital loss are taxed as ordinary income. It is not expected that any of the fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

In general, a portion of the income dividends from the fund may be free from state and local income taxes.


HOW SHARE TRANSACTIONS ARE TAXED. When you sell (redeem) fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts and plans. Any capital gain an individual shareholder recognizes on a redemption of his or her fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

--------------------------------------------------------------------------------


TAXES AND YOU

THE TAX YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.


HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE IRS TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.


IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (DIRECTLY OR FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 888-556-9030.


YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF LEHMAN BROTHERS INSTITUTIONAL CLASS OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES OF THE FUND JUST BEFORE IT MAKES A CAPITAL GAIN DISTRIBUTION, YOU'LL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU'RE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT ACCOUNT OR PLAN, THERE ARE NO TAX CONSEQUENCES TO YOU FROM A DISTRIBUTION.

--------------------------------------------------------------------------------


MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

Neuberger Berman Management Inc. applies the fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases of fund shares. These policies and procedures are applied consistently to all shareholders. Although the fund makes efforts to monitor for market-timing activities, the ability of the fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the fund will be able to eliminate all market-timing activities.

FUND STRUCTURE

The fund uses a "multiple class" structure. Each Neuberger Berman fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class shares of the fund, which is a series of Neuberger Berman Income Funds.

--------------------------------------------------------------------------------

NEUBERGER BERMAN INCOME FUNDS


INSTITUTIONAL CLASS SHARES


o  No load, sales charges or 12b-1 fees.

If you'd like further details on the fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each fund's recent performance, including:


o a discussion by the portfolio managers about strategies and market conditions that significantly affected the fund's performance during the last fiscal year

o  fund performance data and financial statements

o  complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on the fund, including:

o  various types of securities and practices, and their risks

o  investment limitations and additional policies

o  information about the fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800

Institutional Support Services: 888-556-9030

Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.



SEC file number 811-3802

F0259 02/07

NEUBERGER BERMAN
A LEHMAN BROTHERS COMPANY


PROSPECTUS - [FEBRUARY 28, 2007]


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


INCOME FUNDS

INSTITUTIONAL CLASS SHARES


Lehman Brothers Strategic Income Fund

Contents
--------------------------------------------------------------------------------

INCOME FUNDS

Lehman Brothers Strategic Income Fund........................................2



YOUR INVESTMENT
Eligible Accounts...........................................................12

Maintaining Your Account....................................................12

Share Prices................................................................13

Distributions and Taxes.....................................................14

Market Timing Policy........................................................16

Portfolio Holdings Policy...................................................17

Fund Structure..............................................................17



THIS FUND:
o is designed for investors seeking current income without undue risk to principal

o carries certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency.


(c) 2007 Lehman Brothers Asset Management LLC. All rights reserved. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2007 Neuberger Berman Management Inc. All rights reserved.

Lehman Brothers
STRATEGIC INCOME FUND (formerly, Neuberger Berman
Strategic Income Fund)                                      Ticker Symbol: NBSIX
--------------------------------------------------------------------------------


[CHESS GRAPHIC OMITTED]

GOAL & STRATEGY


THE FUND SEEKS TO MAXIMIZE INCOME WITHOUT UNDUE RISK TO PRINCIPAL.



To pursue this goal, the Fund normally maintains broad exposure to core, investment-grade fixed income instruments and makes strategic and tactical allocations to certain income-oriented sectors as their risk-adjusted, relative values become attractive to the Asset Allocation Committee. Through diversification to several market sectors, the Fund attempts to reduce the negative volatility associated with, and the impact of, price declines in any one single sector. The Fund expects to benefit as well from opportunistic, tactical asset allocation as values shift among various income-producing sectors. The Fund normally invests primarily in a diversified portfolio of fixed income instruments of varying sectors, credit quality and maturities and dividend-paying equities. The fixed income instruments may include domestic and foreign debt securities of government and corporate issuers.

In managing the portfolio, the Asset Allocation Committee periodically allocates assets among the market sectors based on an analysis of relative historic and projected sector spreads and total returns -- i.e., the differences in yield among the different sectors, adjusted to reflect the Asset Allocation Committee's conclusions about their relative levels of risk. This analysis is dependent upon a review of a variety of economic factors and expected rates of return, such as projected interest rate movements, industry cycles, volatility forecasts and secular and political trends. Within each sector, the Portfolio Managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry allocation. In selecting securities, relative yields and perceived risk/reward ratios are the primary considerations.

The Fund normally invests approximately 45% of its total assets in investment grade debt securities. The Fund normally invests approximately 25% of its total assets in securities that are below investment grade ("high yield bonds," commonly called "junk bonds") rated at the time of investment "Ba1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BB+" or below by Standard & Poor's ("S&P") or, if unrated by either of these, deemed by the Portfolio Managers to be of comparable quality. Fixed income securities in which the Fund may invest include U.S. Treasury and agency obligations, obligations of foreign governments, corporate bonds, mortgage bonds, mortgage- and asset-backed securities, convertible securities and corporate loans. The Fund normally invests approximately 25% of its total assets in dividend-paying equity securities, including those issued by real estate investment trusts ("REITs"). However, these allocation percentages may change from time to time by a decision of the Asset Allocation Committee regarding the relative attractiveness of the sectors, however, the Fund does not intend to invest more than 30% of its total assets in junk bonds or dividend-paying equities. These percentages are considered at the time an investment is made, and changes due to market appreciation or depreciation are not considered violations of these policies.

Although the Fund can invest in securities of any maturity, the average duration of the fixed income portion of the Fund's portfolio will normally be up to five years.


The Fund may invest up to 20% of its total assets in securities denominated in or indexed to foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign securities in which the Fund invests may include emerging market securities. Although there is no assurance that any particular currency risk will be hedged at a particular time, the Fund currently intends to hedge a significant portion of its exposure to foreign currency with the intention of reducing the risk of loss due to fluctuations in currency exchange rates.




                             2 STRATEGIC INCOME FUND

The Fund may use derivative instruments such as options, futures contracts or swap agreements, primarily for hedging purposes.

The Fund may invest up to 2% of its total assets in foreign currency derivative instruments for investment purposes. These positions are not hedged.

In selecting securities, the Portfolio Managers analyze a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, economic, and political risks of the security and its issuer. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers' outlook on the investment or the market changes.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.



[ARROW GRAPHIC OMITTED]

DURATION

DURATION IS A MEASURE OF AN INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES. TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.


[ARROW GRAPHIC OMITTED]

DEBT SECURITIES


DEBT SECURITIES DIFFER IN THEIR INTEREST RATES AND DURATION, AMONG OTHER FACTORS. THE MANAGERS' EXPECTATIONS AS TO FUTURE CHANGES IN MARKET INTEREST RATES WILL INFLUENCE THEIR CHOICE OF THE APPROPRIATE DURATIONS OF THE DEBT SECURITIES COMPRISING THE FUND'S PORTFOLIO. FOR EXAMPLE, IF THE MANAGERS EXPECT INTEREST RATES TO RISE, THEY MAY INVEST MORE HEAVILY IN BONDS WITH SHORTER DURATIONS, WITH THE INTENTION OF BENEFITING THE FUND FROM PURCHASES OF LONGER-TERM BONDS AFTER RATES HAVE RISEN. CONVERSELY, IF THE MANAGERS EXPECT INTEREST RATES TO FALL, THEY MAY INVEST MORE HEAVILY IN BONDS WITH LONGER DURATIONS, WITH THE INTENTION OF TAKING ADVANTAGE OF THE HIGH RATES THEN AVAILABLE.



[ARROW GRAPHIC OMITTED]

BOND RATINGS

MOST LARGE ISSUERS OBTAIN RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED. THE FUND CONSIDERS INVESTMENT GRADE BONDS TO BE THOSE RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY, AND UNRATED BONDS DEEMED BY THE ADVISER TO BE OF COMPARABLE QUALITY.


[ARROW GRAPHIC OMITTED]

HIGH YIELD BONDS

"HIGH YIELD BONDS" ARE FIXED INCOME SECURITIES THAT ARE BELOW INVESTMENT GRADE. THEY TYPICALLY OFFER INVESTORS A HIGHER YIELD THAN OTHER FIXED INCOME SECURITIES. THE HIGHER YIELDS ARE USUALLY JUSTIFIED BY THE WEAKER CREDIT PROFILE OF HIGH YIELD ISSUERS AS COMPARED TO INVESTMENT GRADE ISSUERS. HIGH YIELD BONDS INCLUDE DEBT OBLIGATIONS OF ALL TYPES ISSUED BY U.S. AND NON-U.S. CORPORATE AND GOVERNMENTAL ISSUERS, INCLUDING BONDS, DEBENTURES AND NOTES; THE CATEGORY IS ALSO GENERALLY CONSIDERED TO INCLUDE THE PREFERRED STOCKS OF MANY ISSUERS THAT HAVE PRIORITY OVER ANY OTHER CLASS OF STOCK OF THE ISSUER AS TO THE DISTRIBUTION OF ASSETS OR THE PAYMENT OF DIVIDENDS. A HIGH YIELD BOND ITSELF MAY BE CONVERTIBLE INTO OR EXCHANGEABLE FOR EQUITY SECURITIES, OR IT MAY CARRY WITH IT THE RIGHT TO ACQUIRE EQUITY SECURITIES EVIDENCED BY WARRANTS ATTACHED TO THE BOND OR ACQUIRED AS PART OF A UNIT WITH THE BOND.


                             3 STRATEGIC INCOME FUND

[ARROW GRAPHIC OMITTED]

REAL ESTATE INVESTMENT TRUSTS

A REIT IS A POOLED INVESTMENT VEHICLE THAT INVESTS PRIMARILY IN INCOME-PRODUCING REAL ESTATE OR REAL ESTATE RELATED LOANS OR INTERESTS. REITS ARE NOT TAXED ON INCOME DISTRIBUTED TO SHAREHOLDERS, PROVIDED THEY COMPLY WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE.

REITS ARE GENERALLY CLASSIFIED AS EQUITY REITS, MORTGAGE REITS AND HYBRID REITS. EQUITY REITS INVEST THE MAJORITY OF THEIR ASSETS DIRECTLY IN REAL PROPERTY, DERIVE THEIR INCOME PRIMARILY FROM RENTS AND CAN ALSO REALIZE CAPITAL GAINS BY SELLING PROPERTIES THAT HAVE APPRECIATED IN VALUE. MORTGAGE REITS INVEST THE MAJORITY OF THEIR ASSETS IN REAL ESTATE MORTGAGES AND DERIVE THEIR INCOME PRIMARILY FROM INTEREST PAYMENTS. HYBRID REITS COMBINE THE CHARACTERISTICS OF BOTH EQUITY AND MORTGAGE REITs.


                             4 STRATEGIC INCOME FUND

[YIELD GRAPHIC OMITTED]

MAIN RISKS

Most of the fund's performance depends on what happens in the bond market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

INTEREST RATE RISK. The fund's yield and total return will change with interest rate movements. When interest rates rise, the fund's share price will typically fall. The fund's sensitivity to this risk will increase with any increase in the fund's duration.

Performance could also be affected if unexpected interest rate trends cause the fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. In particular, increased market rates result in fewer mortgage refinancings, which effectively increase the duration of mortgage-backed securities, heightening their sensitivity to the increase in interest rates. When market rates decline, the market value of mortgage-backed securities increases. However, because refinancings increase, the principal of these securities is likely to be paid off early, with the result that the fund must reinvest its assets at the current (lower) rates.

CREDIT RISK. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. A downgrade or default affecting any of the fund's securities would affect the fund's performance. The fund's share price will fluctuate in response to:

o changes in the actual and perceived creditworthiness of the issuers of the fund's investments;
o   social, economic or political factors;
o factors affecting the industry in which a particular issuer operates, such as competition or technological advances; and
o factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead.

While the fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the fund itself and do not guarantee the market price of the security. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment. The government securities purchased by the fund may include mortgage-backed securities.

Convertible securities are exchangeable for common stock and may therefore be more likely to fluctuate in price.

CALL RISK. Some debt securities allow the issuer to call them for early repayment. Issuers of such securities will often call them when interest rates are low. To the extent this occurs, the fund may not benefit fully from the increase in market value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at current yields, which are lower than those paid by the callable security that was paid off.

HIGH YIELD BONDS. High yield bonds involve a greater risk than investment grade bonds, including greater price volatility and a greater risk that the issuer of such bonds will default on the timely payment of principal and interest or fail to comply with the other terms of the offering over a period of time. These bonds are considered predominantly speculative by the major rating agencies with respect to the issuer's continuing ability to meet principal and interest payments. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal but may do so depending on market conditions. The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Lower-rated bonds can be less liquid and therefore may carry higher transaction costs, which could affect the Fund's performance.


                             5 STRATEGIC INCOME FUND

To the extent the fund invests in lower-rated bonds, the fund is subject to their risks, including the risk that its holdings may:

o fluctuate more widely in price and yield than investment grade bonds o fall in price during times when the economy is weak or is expected to become weak
o be difficult to sell at the time and price the fund desires o require a greater degree of judgment to establish a price o go into default

The value of the fund's high yield bonds will fluctuate in response to changes in market interest rates, although the link between interest rates and bond prices tends to be weaker with lower-rated bonds than with investment grade bonds.

REITs. The fund's performance will also be affected by the performance of its equity investments, including REITs. The stock market's behavior is unpredictable, particularly in the short term. To the extent the fund invests in REITs, its performance will also be affected by the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Some of the REIT securities in which the fund invests may be preferred stock which receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile. Most equity REITs receive a flow of income from property rentals, which they pay to their shareholders in the form of dividends.

REIT and other real estate company share prices overall will typically decline over periods when interest rates are rising. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under federal tax laws.

REITs tend to be small- to mid-cap companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, large-cap company stocks. Smaller real estate companies often have narrower markets and more limited managerial and financial resources than larger companies. There may also be less trading in a small- or mid- cap company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger-cap company stocks.

FOREIGN SECURITIES. Foreign securities could add to the ups and downs in the fund's share price. Foreign securities are riskier than comparable U.S. securities. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete or inaccurate. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid. These risks are generally greater in


                             6 STRATEGIC INCOME FUND
emerging markets. The fund could underperform if the managers invest in countries or regions whose economic performance falls short.



To the extent the fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. While the fund may endeavor to hedge against most currency risk, the hedging instruments may not always perform as the fund expected, and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries.


ILLIQUID SECURITIES. The fund can invest up to 15% of its net assets in illiquid securities. These securities may be more difficult to dispose of at the price at which the fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

GENERAL. Over time, the fund may produce lower returns than stock investments. Due to the fund's limited duration and the need to sometimes change allocation among sectors, the fund may have a high portfolio turnover rate. The fund may engage in active and frequent trading, which may result in increased brokerage commissions and other transaction costs and realized capital gains, which could negatively affect the fund's performance.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS.

BORROWING, SECURITIES LENDING AND DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK OR PRODUCE INCOME COULD AFFECT FUND PERFORMANCE IF THE DERIVATIVES DO NOT PERFORM AS EXPECTED.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.


                             7 STRATEGIC INCOME FUND

[RULER GRAPHIC OMITTED]

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it's not a prediction of future results.


     YEAR-BY-YEAR % RETURNS as of 12/31 each year*

--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]

1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
                                                        10.44   5.53   [____]

--------------------------------------------------------------------------------

     BEST QUARTER:      [Q4 '04,  4.71%]
     WORST QUARTER:     [Q2 '04, -2.05%]



     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006*


----------------------------------------------
                                      Since
                                    Inception
                        1 Year   (7/11/2003)
----------------------------------------------
STRATEGIC INCOME FUND
Return Before Taxes
Return After Taxes on
Distributions
Return After Taxes on
Distributions and
Sale of Fund Shares
Lehman Brothers U.S.
Aggregate Bond Index

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INDEX DESCRIPTION:
The Lehman Brothers U.S. Aggregate Bond Index
is an unmanaged index of the U.S. investment
grade fixed rate bond  market.
----------------------------------------------



* RETURNS WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED CERTAIN EXPENSES DURING THE PERIODS SHOWN.



[ARROW GRAPHIC OMITTED]

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURNS TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.


TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.



                             8 STRATEGIC INCOME FUND

[COIN GRAPHIC OMITTED]

INVESTOR EXPENSES


The Fund does not charge you any fees for buying or selling shares or for maintaining your account. You pay your share of annual operating expenses, which are deductible from Fund assets. The expense example can help you compare costs among funds.


FEE TABLE

------------------------------------------------------------------
SHAREHOLDER FEES                              None
------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
(% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly
            Management fees                    [0.75]
            Distribution (12b-1) fees          None
            Other expenses
            [Acquired Fund Fees and Expenses]
------------------------------------------------------------------
            Total annual operating expenses

------------------------------------------------------------------
 MINUS:     Expense reimbursement
------------------------------------------------------------------
            Net expenses                       [0.85]
------------------------------------------------------------------

* NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE INSTITUTIONAL CLASS OF THE FUND THROUGH OCTOBER 31, [2017], SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THAT CLASS ARE LIMITED TO [0.85]% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE INSTITUTIONAL CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED [0.85]% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.


EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



--------------------------------------------------------
           1 Year    3 Years    5 Years    10 Years
 Expenses
--------------------------------------------------------


[PEOPLE GRAPHIC OMITTED]

INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the fund pays to the Manager for its services as the fund's investment manager and the expenses paid directly by the fund. The Manager engages Lehman Brothers Asset Management LLC ("Sub-Adviser") as sub-adviser to choose the fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser. The Manager and the Sub-Adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc. [Together the Neuberger Berman affiliates manage [____] billion in total assets (as of [____]) and continue an asset management history that began in 1939.] For the 12 months ended 10/31/2006, the management/administration fees paid to the Manager by the Fund's Institutional Class were [___]% of average net assets before reimbursements.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2006.


PORTFOLIO MANAGERS


JACK RIVKIN is Chairman and a Director of Neuberger Berman Management Inc., Chief Investment Officer and a Managing Director of Neuberger Berman, LLC and [_________] of Lehman Brothers Asset Management LLC. He has been with the firm since 2002 and has served as head of the Asset Allocation Committee since the Fund's inception. From 1995 to 2002, Mr. Rivkin was an executive vice president with another financial services firm.


                             9 STRATEGIC INCOME FUND

ANN BENJAMIN is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and [_____] of Lehman Brothers Asset Management LLC. Ms. Benjamin has managed money for Lehman Brothers Asset Management LLC since 1997 and has been in the industry for over 24 years. She has been part of the Fund's management team since 2005.

STEVEN BROWN is a Vice President of Neuberger Berman Management Inc., a managing Director of Neuberger Berman, LLC and [_____] of Lehman Brothers Asset Management LLC. He has been with the firm since 2002 and has been part of the Fund's management team since its inception in 2003. From 1997 to 2002, Mr. Brown was a co-portfolio manager at an investment firm specializing in securities of REITs.

THOMAS SONTAG is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2006. Since 2004, he has been managing portfolios for Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. Before joining Lehman Brothers Asset Management LLC, Mr. Sontag was a portfolio manager at another firm for six years.

JOHN DUGENSKE, CFA, is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and [_____] of Lehman Brothers Asset Management LLC. Mr. Dugenske has been a Portfolio Manager of the Fund since 2004. Prior to joining Neuberger Berman, LLC, Mr. Dugenske was Director of Research and Trading and a Managing Director at another firm from 1998 to 2003.

RICHARD LEVINE is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and [_____] of Lehman Brothers Asset Management LLC. He has been a Portfolio Manager with firm since 1989 and has been part of the Fund's management team since its inception in 2003.

JOHN LOVITO is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and [_____] of Lehman Brothers Asset Management LLC. He has been a Portfolio Manager with the firm since 2001 and has been part of the Fund's management team since its inception in 2003.

THOMAS O'REILLY is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and [_____] of Lehman Brothers Asset Management LLC. Mr. O'Reilly has managed money for Lehman Brothers Asset Management LLC since 1997 and has been in the industry for over 15 years. He has been part of the Fund's management team since 2005.


Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.



                            10 STRATEGIC INCOME FUND

[MONEY GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------------------------------------------
                    Year Ended October 31,                           2003(1)        2004        2005        2006
--------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
                Share price (NAV) at beginning of year               10.00         10.11       10.72
PLUS:           Income from investment operations
                Net investment income                                 0.10          0.36        0.37
                Net gains/losses - realized and unrealized            0.09          0.69        0.34
                Subtotal: income from investment operations           0.19          1.05        0.71
MINUS:          Distributions to shareholders
                Income dividends                                      0.08          0.44        0.45
                Net capital gains                                       -             -         0.08
                Subtotal: distributions to shareholders               0.08          0.44        0.53
EQUALS:         Share price (NAV) at end of year                     10.11         10.72       10.90

--------------------------------------------------------------------------------------------------------------------

RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses - actual                                                 0.84(2)       0.84        0.85
Gross expenses(3)                                                     3.77(2)       1.72        1.82
Expenses(4)                                                           0.85(2)       0.85        0.86
Net investment income - actual                                        3.51(2)       3.44        3.43

--------------------------------------------------------------------------------------------------------------------

OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(5)                                                   1.95(6)      10.65        6.68
Net assets at end of year (in millions of dollars)                    23.6          29.4        26.2
Portfolio turnover rate (%)                                             34(6)         85          89
--------------------------------------------------------------------------------------------------------------------


ALL FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).


(1) PERIOD FROM 7/11/2003 (BEGINNING OF OPERATIONS) TO 10/31/2003.


(2) ANNUALIZED.


(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF THE INVESTMENT MANAGEMENT FEE.

(4) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR A PORTION OF THE INVESTMENT MANAGEMENT FEE.

(6) NOT ANNUALIZED.


                            11 STRATEGIC INCOME FUND

Neuberger Berman
                                YOUR INVESTMENT
--------------------------------------------------------------------------------

O    ELIGIBLE ACCOUNTS
The Institutional Class shares described in this prospectus are available to you for investment through retirement and other benefit plans and other accounts managed by Lehman Brothers Trust Company, N.A., Neuberger Berman, LLC, and other investment providers having agreements with Neuberger Berman Management Inc. To buy or sell Institutional Class shares of the fund, contact your investment provider.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management Inc. However, most of the information you'll need for managing your investment will come from your investment provider. This includes information on how to buy and sell Institutional Class shares, investor services, and additional policies.

The minimum aggregate size for each investment provider's account with the fund is $250,000. This minimum does not apply to your individual account; however, your investment provider may establish a minimum size for individual accounts. Neuberger Berman Management Inc. can waive the $250,000 minimum for investment providers in appropriate cases.



O    MAINTAINING YOUR ACCOUNT
The fund does not impose any sales charge or commission for investment in Institutional Class shares. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

In exchange for the services it offers, your investment provider charges fees, which are generally in addition to those described in this prospectus.

Under certain circumstances, the fund reserves the right to:

o   suspend the offering of shares
o   reject any purchase order
o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

o satisfy an order to sell fund shares with securities rather than cash, for very large orders
o suspend or postpone your right to sell fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange ("Exchange") is restricted, or as otherwise permitted by the SEC
o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed
o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)
o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o take orders to purchase or sell Fund shares when the Exchange is closed. In such case, the Fund would post a notice on the Neuberger Berman website, www.nb.com.


The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

                               12 YOUR INVESTMENT

[ARROW GRAPHIC OMITTED]

INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.


WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.


O   SHARE PRICES

Because Institutional Class shares of the fund do not have a sales charge, the price you or your account pays for each share of the fund is the net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays the full share price when you or your account sells shares. Remember that your investment provider may charge fees for its investment management services.


The fund is open for business every day the Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or other days on which the Exchange is closed. Because fixed income securities trade in markets outside the Exchange, the fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the fund would post a notice on the Neuberger Berman website, www.nb.com.

In general, every buy or sell order you or your account places will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). Check with your investment provider to find out what time your order must be received so that it can be processed the same day. Depending on when your investment provider accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time.


Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.


[ARROW GRAPHIC OMITTED]

SHARE PRICE CALCULATIONS

THE PRICE OF AN INSTITUTIONAL CLASS SHARE OF THE FUND IS THE TOTAL VALUE OF THE ASSETS ATTRIBUTABLE TO THAT CLASS MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF SHARES OF THAT CLASS OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES MARKET PRICES. FOR FIXED INCOME SECURITIES, THIS IS GENERALLY BASED ON BID QUOTATIONS. FOR EQUITY PORTFOLIO SECURITIES, IT IS USUALLY THE CLOSING PRICE ON THE EXCHANGE OR OTHER MARKET WHERE THE SECURITY PRIMARILY TRADES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

                               13 YOUR INVESTMENT

WHEN THE FUND BELIEVES A REPORTED QUOTATION OR MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND WILL SUBSTITUTE FOR THE QUOTATION OR MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND WILL ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT A FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED ENTIRELY BY MARKET PRICES.


O    DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- The fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, it declares and pays income dividends quarterly. The fund makes any capital gain distributions once a year (in December). Gains from foreign currency transactions, if any, are normally distributed in December.


Consult Neuberger Berman, LLC or your investment provider about whether distributions from the fund to your account will be reinvested in additional fund shares or paid to your account in cash.

HOW DISTRIBUTIONS ARE TAXED -- Fund distributions paid to a qualified retirement or other plan account (a "Tax Advantaged Account") are tax-free, although eventual withdrawals from those accounts generally are subject to tax. Fund distributions paid to other shareholders ("Taxable Investors") are generally taxable regardless of whether they are paid in cash or reinvested in additional fund shares.

Distributions generally are taxable to Taxable Investors in the year they receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You" below) will help clarify this for you.

Distributions of income and the excess of net short-term capital gain over net long-term capital loss are taxed to Taxable Investors as ordinary income. It is not expected that any of the fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual sharesholders.


Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term loss) are generally taxed to Taxable Investors as long-term capital gains and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

                               14 YOUR INVESTMENT

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) fund shares, you generally will realize a taxable gain or loss (if you are a Taxable Investor). Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above. When a Tax-Advantaged Account redeems fund shares, there are no tax consequences to the plan or its beneficiaries.


[ARROW GRAPHIC OMITTED]

TAXES AND YOU

FOR TAXABLE INVESTORS, THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT NEUBERGER BERMAN, LLC OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. YOU WILL ALSO RECEIVE A SEPARATE STATEMENT OF YOUR TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.


[ARROW GRAPHIC OMITTED]

BACKUP WITHHOLDING


THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (DIRECTLY OR FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.


YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.


[ARROW GRAPHIC OMITTED]

BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

                               15 YOUR INVESTMENT

BECAUSE OF THIS, IF YOU ARE A TAXABLE INVESTOR AND BUY SHARES OF THE FUND JUST BEFORE IT MAKES A DISTRIBUTION, YOU'LL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE DISTRIBUTION HAS BEEN MADE.

GENERALLY, IF YOU'RE INVESTING THROUGH A TAX-ADVANTAGED ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.

ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES MAY PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO YOUR INVESTMENT PROVIDER OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IN SOME CASES, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUNDS TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF EACH FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' SAI.

O    MARKET TIMING POLICY

Frequent purchases and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any purchase order or suspend the telephone order privilege.

Neuberger Berman Management Inc. applies the Fund policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes an effort to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts, and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.



                               16 YOUR INVESTMENT

O    PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Fund portfolio securities is available in the Fund's Statement of Additional Information.

The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/ mutual_funds/prospectuses/ 15-30 days after each month end.

The Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


O    FUND STRUCTURE

The fund uses a "multiple class" structure. Each Neuberger Berman fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class shares of the Fund.


                               17 YOUR INVESTMENT

NEUBERGER BERMAN INCOME FUNDS
INSTITUTIONAL CLASS SHARES

No load, sales charges or 12b-1 fees



If you'd like further details on this Fund you can request a free copy of the following documents:


SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:


o a discussion by the adviser about strategies and market conditions that significantly affected the fund's performance during the last fiscal year

o   fund performance data and financial statements
o   complete portfolio holdings


STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:


o various types of securities and practices, and their risks o investment limitations and additional policies o information about the fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.


Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC


[ARROW GRAPHIC OMITTED]

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com


You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington DC 20549-9303. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.


[ARROW GRAPHIC OMITTED]


      [D0215] 02/07 SEC file number: 811-3802


[NEUBERGER BERMAN GRAPHIC OMITTED]

A LEHMAN BROTHERS COMPANY


NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

Lehman Brothers National Municipal Money Fund

Lehman Brothers Tax-Free Money Fund










RESERVE CLASS SHARES








PROSPECTUS [February 28, 2007]













LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

       RESERVE CLASS SHARES


       Lehman Brothers National Municipal Money Fund....................1
       Lehman Brothers Tax-Free Money Fund..............................7


       YOUR INVESTMENT

       Eligible Accounts...............................................13
       Maintaining Your Account........................................13
       Market Timing Policy............................................17
       Portfolio Holdings Policy.......................................17
       Buying Shares...................................................18
       Selling Shares..................................................19
       Share Prices....................................................20
       Distributions and Taxes.........................................21
       Fund Structure..................................................21

THESE FUNDS:
       o   require a minimum initial investment of $1 million
       o are designed for investors seeking capital preservation, liquidity and income
       o are designed for investors seeking income exempt from federal income tax
       o offer you the opportunity to participate in financial markets through professionally managed money market portfolios
       o   are also money market sweep funds for certain eligible accounts
       o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency
       o carry certain risks. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)









(c)2007 Lehman Brothers  Asset Management LLC.  All rights reserved.

LEHMAN BROTHERS
NATIONAL MUNICIPAL MONEY FUND                            Ticker Symbol: [LBMXX]
(FORMERLY, NATIONAL MUNICIPAL MONEY FUND)



GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Fund seeks to maintain a stable $1.00 share price. The Fund's dividends are generally exempt from federal income tax, but may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Fund seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Fund's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS


MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.


THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Fund's performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Fund's yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Fund invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax advisor for more information.

The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE


The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year
------------    -----------
Year                 %
------------    -----------
1997
------------    -----------
1998
------------    -----------
1999
------------    -----------
2000
------------    -----------
2001
------------    -----------
2002
------------    -----------
2003
------------    -----------
2004
------------    -----------
2005
------------    -----------
2006
------------    -----------
Best quarter:     Worst quarter:


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/06
-------------------------------------------------------------------
                                        1 Year           Since
                                                       Inception
                                                     (12/19/2005)
-------------------------------------------------------------------
NATIONAL MUNICIPAL MONEY FUND
-------------------------------------------------------------------

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE FUND AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CONTACT YOUR LEHMAN BROTHERS REPRESENTATIVE OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

Investor Expenses


The Fund does not charge you any fees for buying, selling, or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE
-----------------------------------------------------------------------
SHAREHOLDER FEES                                                 None
-----------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.

                   Management fees*                             [0.33]
                   Distribution (12b-1) fees                     None
                   Other expenses
                   Total annual operating expenses**
-----------------------------------------------------------------------

*    "Management Fees" includes investment management and administration fees.
** Neuberger Berman Management Inc. (NBMI) has voluntarily agreed to reimburse or waive certain expenses of the Fund, so that the total annual operating expenses of the Fund are initially limited to 0.17% Of average net assets. NBMI expects that, after this initial period, it may voluntarily reimburse or waive certain expenses of the Fund, so that total annual operating expenses of the Fund are limited to 0.23% Of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. NBMI may, at its sole discretion, modify or terminate this voluntary commitment with notice to the Fund. The figures in the table are based on last year's expenses.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                  1 Year         3 Years        5 Years         10 Years

 Expenses

INVESTMENT MANAGER


Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The Manager and Lehman Brothers Asset Management LLC are, respectively, indirect and direct wholly owned subsidiaries of Lehman Brothers Holdings Inc. For the 12 months ended 10/31/2006, the management/administration fees paid to the Manager by the Fund were [___]% of average net assets.


PORTFOLIO MANAGERS



WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

Financial Highlights


--------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                                  2006
--------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

       Share price (NAV) at beginning of period
PLUS:  Income from investment operations
       Net investment income
       Net gains/losses - realized
       Subtotal: income from investment operations
MINUS: Distributions to shareholders
       Income dividends
       Capital gain distributions
       Subtotal: distributions to shareholders
EQUALS:Share price (NAV) at end of period
--------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses - actual
Expenses[(1) ]

Net investment income - actual
--------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.

Total return (%)
Net assets at end of period (in millions of dollars)

LEHMAN BROTHERS
TAX-FREE MONEY FUND                                       Ticker Symbol: [LBTXX]
(FORMERLY, TAX-FREE MONEY FUND)


GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.


To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Fund also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund seeks to maintain a stable $1.00 share price. The Fund's dividends are generally exempt from federal income tax but all or part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.


The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Fund's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Fund may invest in taxable securities, the interest income on which is subject to local, state and federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS


MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.


THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Fund's performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Fund's yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.


To the extent that the Fund invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.


The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE


The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year
---------------    ----------------
Year                        %
---------------    ----------------
1997
---------------    ----------------
1998
---------------    ----------------
1999
---------------    ----------------
2000
---------------    ----------------
2001
---------------    ----------------
2002
---------------    ----------------
2003
---------------    ----------------
2004
---------------    ----------------
2005
---------------    ----------------
2006
---------------    ----------------
Best quarter:     Worst quarter:



AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/06
---------------------------------------------------------
                           1 Year       Since
                                      Inception
                                     (12/19/2005)
---------------------------------------------------------
TAX-FREE MONEY FUND
---------------------------------------------------------

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE FUND AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CONTACT YOUR LEHMAN BROTHERS REPRESENTATIVE OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

INVESTOR EXPENSES


The Fund does not charge you any fees for buying, selling, or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE
-----------------------------------------------------------------
SHAREHOLDER FEES                                           None
-----------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly

                  Management fees*                        [0.33]
                  Distribution (12b-1) fees                None
                  Other expenses
                  Total annual operating expenses**
-----------------------------------------------------------------
*    "Management fees" includes investment management and administration fees.
** Neuberger Berman Management Inc. (NBMI) has voluntarily agreed to reimburse or waive certain expenses of the Fund, so that the total annual operating expenses of the Fund are initially limited to 0.20% of average net assets. NBMI expects that, in the future, it may voluntarily reimburse or waive certain expenses of the Fund, so that total annual operating expenses of the Fund are limited to 0.23% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. NBMI may, at its sole discretion, modify or terminate this voluntary commitment with notice to the Fund. The figures in the table are based on last year's expenses.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                  1 Year        3 Years         5 Years         10 Years

 Expenses

INVESTMENT MANAGER


Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The Manager and Lehman Brothers Asset Management LLC are, respectively, indirect and direct wholly owned subsidiaries of Lehman Brothers Holdings Inc. For the 12 months ended 10/31/2006, the management/administration fees paid to the Manager by the Fund were [___]% of average net assets.


PORTFOLIO MANAGERS


WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

Financial Highlights


--------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                                    2006
--------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

       Share price (NAV) at beginning of period
PLUS:  Income from investment operations
       Net investment income
       Net gains/losses - realized
       Subtotal: income from investment operations
MINUS: Distributions to shareholders
       Income dividends
       Capital gain distributions
       Subtotal: distributions to shareholders
EQUALS:Share price (NAV) at end of period
--------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses - actual
Expenses[(1)

Net investment income -actual
--------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.

Total return (%)
Net assets at end of period (in millions of dollars)
--------------------------------------------------------------------------------

LEHMAN BROTHERS
YOUR INVESTMENT


ELIGIBLE ACCOUNTS

The Funds offer their Reserve Class shares for purchase by investors directly and through investment providers. Reserve Class shares are also available as cash sweep vehicles for certain institutional investors. The Reserve Class has a minimum initial investment of $1 million.

The Reserve Class shares of each of the Funds described in this prospectus are also available to other accounts managed by Lehman Brothers or its affiliates and other investment providers.

The fees and policies outlined in this prospectus are set by each of the Funds described in this prospectus and by Neuberger Berman Management Inc. (NBMI). However, most of the information you will need for managing your investment will come from Lehman Brothers, Neuberger Berman or from your investment provider. This includes information on how to buy and sell Reserve Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

MAINTAINING YOUR ACCOUNT

PURCHASING SHARES AS CASH SWEEP VEHICLES

The Funds offer their Reserve Class shares as cash sweep vehicles for investment advisory, brokerage and other accounts managed or established at Lehman Brothers. Fund shares may be made available to other programs in the future. To open a sweep account, contact Lehman Brothers. All investments must be made in U.S. dollars.

The Funds are designed so that free credit cash balances held in an eligible account can be automatically invested in Fund shares. All such available cash balances in an eligible account are automatically invested in the Funds on a daily basis. These amounts include proceeds of securities sold in your plan's account.

PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

WHEN YOU BUY SHARES - Instructions for buying shares directly are under "Buying Shares." See "Investment Providers" if you are buying shares through Lehman Brothers or through an investment provider. Whenever you make an initial investment in one of the Funds or add to an existing account, you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through Lehman Brothers or through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars.


Every buy or sell order you place will be processed at the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Funds' transfer agent has received your payment for the shares. NBMI will process orders on the day received if your payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time). Fund investors whose purchase orders are converted to "federal funds" before 6:00 p.m., Eastern time, will accrue a dividend the same day. Normally, for the Funds, dividends are first earned or accrued the day your purchase order is accepted.


WHEN YOU SELL SHARES - If you bought your shares directly, instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or through an investment provider. You can place an order to sell some or all of your shares at any time. Redemption orders are deemed "accepted" when the Funds' transfer agent receives your order to sell. Fund investors whose order to sell shares is accepted before 3:00 p.m. will not receive dividends on the day of the sale.

In some cases, when you purchase shares directly or from an investment provider, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

If your account falls below the minimum initial investment level of $1 million, the Funds have the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when NBMI has determined that it is in the best interests of a Fund's shareholders as a whole. Investors are urged to call 888-556-9030 before effecting any large redemption.

STATEMENTS AND CONFIRMATIONS - Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES - You can move money from one fund to the same class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

   o   both accounts must have the same registration
   o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved
   o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE - Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

PROCEEDS FROM THE SALE OF SHARES-The proceeds from the shares you sell are generally sent the same business day your sell order is executed, and nearly always within [seven] business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.


The Funds do not issue certificates for shares.

OTHER POLICIES - Under certain circumstances, the Funds reserve the right to:

   o   suspend the offering of shares
   o   reject any exchange or purchase order
   o   suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
   o   change, suspend, or revoke the exchange privilege o   suspend the
       telephone order privilege o   satisfy an order to sell Fund shares with
       securities rather than
       cash, for certain very large orders
   o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange (Exchange) is restricted, or as otherwise permitted by the SEC
   o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed
   o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, bond market or Federal Reserve Wire System (Federal Reserve) closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)
   o postpone payments for redemption requests received after 3:00 p.m. Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order
   o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
   o take orders to purchase or sell Fund shares when the Exchange is closed.

MEDALLION SIGNATURE GUARANTEES


YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR FROM AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.


MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT, EXCHANGE PRIVILEGES OR INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

INVESTMENT PROVIDERS

THE RESERVE CLASS SHARES OF THE FUNDS AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NBMI. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF EITHER FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE FUND TO THE SAME CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION.

ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES MAY PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO YOUR INVESTMENT PROVIDER OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IN SOME CASES, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUNDS TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF EACH FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' SAI.

INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON YOUR BEHALF OR AS YOUR AGENT) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

MARKET TIMING POLICY


In light of the nature and high quality of the Funds' investments and the Funds' investment strategy to maintain a stable share price, the market-timing policies adopted by the Funds' Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities"). It is expected that the Funds will be used by shareholders for short-term investing and by certain selected accounts utilizing the Funds as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.



PORTFOLIO HOLDINGS POLICY

A description of the Funds' policies and procedures with respect to disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information.

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.

BUYING SHARES

METHOD                  THINGS TO KNOW                                INSTRUCTIONS
---------------------------------------------------------------------------------------------------------------------
WIRING MONEY       A wire for a first investment must be for at       Before wiring any money, call 888-556-9030 for
                   least $1 million; if your balance should fall      an order confirmation
                   below this amount, we reserve the right to
                   request that you bring your balance back up to     Have your financial institution send your wire
                   the minimum. If you have not done so within 60     to State Street Bank and Trust Company
                   days, we may close your account and send you
                   the proceeds by wire.                              Include your name, the fund name, your account
                                                                      number and other information as requested
---------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM    An exchange for a first investment must be for     Call 888-556-9030 to place your order
ANOTHER FUND       at least $1 million

                   Both accounts involved must be registered in the same name, address and tax ID number

                   An exchange order cannot be cancelled or
                   changed once it has been placed
---------------------------------------------------------------------------------------------------------------------
BY TELEPHONE       We do not accept phone orders for a first          Call 888-556-9030 to notify us of your purchase
                   investment
                                                                      Immediately follow up with a wire
                   Additional shares will be purchased upon
                   receipt of your money by our transfer agent

                   Not available on retirement accounts
---------------------------------------------------------------------------------------------------------------------

SELLING SHARES
---------------------------------------------------------------------------------------------------------------------
METHOD             THINGS TO KNOW                                     INSTRUCTIONS
---------------------------------------------------------------------------------------------------------------------
SENDING US A       We will wire the proceeds to the bank account      Send us a letter requesting us to sell shares
LETTER             designated on your application                     signed by all registered owners; include your
                                                                      name, account number, the fund name, the dollar
                   You may need a Medallion signature guarantee       amount or number of shares you want to sell,
                                                                      and any other instructions
                   Please also supply us with your e-mail address
                   and daytime telephone number when you write to     If regular first-class mail, send to:
                   us in the event we need to reach you
                                                                           Lehman Brothers Funds
                                                                           Boston Service Center
                                                                           P.O. Box 8403
                                                                           Boston, MA 02266-8403

                                                                      If express delivery, registered mail, or
                                                                      certified mail, send to:

                                                                           Lehman Brothers Funds
                                                                           c/o State Street Bank and Trust Company
                                                                           30 Dan Road
                                                                           Canton, MA 02021
---------------------------------------------------------------------------------------------------------------------
SENDING US A FAX   For amounts of up to $250,000                      Write a request to sell shares as described
                                                                      above
                   Not available if you have changed the address
                   on the account in the past 15 days                 Call 888-556-9030 to obtain the appropriate fax
                                                                      number
---------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR    All phone orders to sell shares must be for at     Call 888-556-9030 to place your order
ORDER              least $1,000 unless you are closing out an
                   account                                            Give your name, account number, the fund name,
                                                                      the dollar amount or number of shares you want
                   Not available if you have declined the phone       to sell, and any other instructions
                   option

                   Not available if you have changed the address
                   on the account in the past 15 days
---------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO    Both accounts must be registered in the same       Call 888-556-9030 to place your order
ANOTHER FUND       name, address and tax ID number

                   An exchange order cannot be cancelled or
                   changed once it has been placed
---------------------------------------------------------------------------------------------------------------------

SHARE PRICES

Because Reserve Class shares of these Funds do not have sales charges, the price you pay for each share of a Fund is the net asset value per share. Similarly, because there are no fees for selling shares, the Fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its investment management services.


The Funds are open for business every day that both the Exchange and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, the Funds may close early and all orders received after such earlier closing times will be processed the following business day. Because fixed income securities trade in markets outside the Exchange, a Fund may decide to remain open on a day when the Exchange is closed for unusual reasons.


In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. Each Fund calculates its share price as of 3:00 p.m. on business days. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day.

SHARE PRICE CALCULATIONS

THE PRICE OF RESERVE CLASS SHARES OF A FUND IS THE TOTAL VALUE OF THE FUND ASSETS ATTRIBUTABLE TO THE RESERVE CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF RESERVE CLASS SHARES OUTSTANDING. EACH FUND DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH FUND USES A CONSTANT AMORTIZATION
METHOD.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS - Each Fund pays out to shareholders net investment income and net realized capital gains, if any. Ordinarily, each Fund declares income dividends (which may include net short-term capital gain, if any) daily and pays them monthly. The Funds do not anticipate making any future distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss).

Unless you designate otherwise, your income dividends from a Fund will be reinvested in additional shares of the distributing class of that Fund. However, if you prefer you will receive all distributions in cash. Distributions taken in cash can be sent to you by wire to a designated bank account or invested in shares of the same class of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish these distributions to be reinvested in a Fund or paid in cash.

HOW DISTRIBUTIONS ARE TAXED - The part of a Fund's income distributions that is designated as "exempt-interest dividends" (essentially, the part of the Fund's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions) will be excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of the Funds are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Distributions other than exempt-interest dividends generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31.

Distributions of income (other than exempt-interest dividends) and net short-term capital gain are generally taxed as ordinary income. It is not expected that any of the Fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

In general, income dividends from the Funds generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Funds' income dividends may be a tax preference item for purposes of the federal alternative minimum tax. A Fund may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

HOW SHARE TRANSACTIONS ARE TAXED - Shareholders that sell shares of a Fund will not realize a taxable gain or loss as long as the Fund maintains a share price of $1.00.

TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS, IF ANY, CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

FUND STRUCTURE

Each Fund uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Reserve Class shares of the Funds.

NEUBERGER BERMAN INCOME FUNDS
RESERVE CLASS SHARES

No load, sales charges or 12b-1 fees

If you would like further details on these Funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Fund's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions
o   Fund performance data and financial statements
o   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Fund, including:

o   various types of securities and practices, and their risks
o   investment limitations and additional policies
o   information about each Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:  NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:  LEHMAN BROTHERS ASSET MANAGEMENT LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

Broker/Dealer and Institutional Support Services:  888-556-9030
Web site:  www.lehmanam.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.



SEC file number 811-3802


F0466  02/07

[NEUBERGER BERMAN GRAPHIC OMITTED]




PROSPECTUS - [FEBRUARY 28, 2007]



These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman
INCOME FUNDS


TRUST CLASS SHARES


Lehman Brothers Short Duration Bond Fund

Contents
--------------------------------------------------------------------------------

INCOME FUNDS


Lehman Brothers Short Duration Bond Fund.....................................2



YOUR INVESTMENT

Maintaining Your Account.....................................................9

Share Prices................................................................10

Distributions and Taxes.....................................................11

Market Timing Policy........................................................13

Portfolio Holdings Policy...................................................14

Fund Structure..............................................................14



THIS FUND:

o   is designed for investors seeking current income
o offers you the oportunity to participate in financial markets through a professionally managed bond portfolio
o carries certain risks, including the risk that you could lose money if fund shares are worth less, when you sell them, than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency.











"NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT INC.(C) 2007 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED. (c) 2007 LEHMAN BROTHERS ASSET MANAGEMENT LLC. ALL RIGHTS RESERVED.

Lehman Brothers
SHORT DURATION BOND FUND (formerly, Neuberger Berman
Limited Maturity Bond Fund)                                Ticker Symbol: NBLTX
--------------------------------------------------------------------------------


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GOAL & STRATEGY


THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH LIQUIDITY AND LOW RISK TO PRINCIPAL; TOTAL RETURN IS A SECONDARY GOAL.



To pursue these goals, the Fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the Fund may invest up to 10% of its net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the investment managers to be of comparable quality. When the Portfolio Managers believe there are attractive opportunities in foreign markets, the Fund may also invest in foreign debt securities to enhance yield and/or total return.


The Fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of three years or less.


The Portfolio Managers monitor national trends in the corporate and government securities markets, as well as a range of economic and financial factors. If particular sectors of the bond market appear relatively inexpensive, the Portfolio Managers may increase the Fund's exposure in those sectors and decrease exposure in other sectors. The Portfolio Managers look for securities that appear under-priced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the Portfolio Managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers' outlook on the investment or the market changes.

The Fund is authorized to change its goals without shareholder approval, although it does not currently intend to do so. The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in bonds and other debt securities. The Fund will not alter this policy without providing shareholders at least 60 days' advance notice.


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DURATION

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES.

TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.


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BOND RATINGS

MOST LARGE ISSUERS OBTAIN RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED.

THE FUND CONSIDERS BONDS RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY (AND UNRATED BONDS DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY) TO BE INVESTMENT GRADE. BONDS RATED NO HIGHER THAN THE FIFTH OR SIXTH CATEGORY (BB/BA OR B) ARE CONSIDERED NON-INVESTMENT GRADE. MANY OF THESE "JUNK BONDS" ARE ACTUALLY ISSUED BY REPUTABLE COMPANIES AND OFFER ATTRACTIVE YIELDS.



                          2 SHORT DURATION BOND FUND

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MAIN RISKS

Most of the fund's performance depends on what happens in the bond markets. The value of your investment will rise and fall, and you could lose money.


The fund's yield and total return will change with interest rate movements. When interest rates rise, the fund's share price will typically fall. The fund's sensitivity to this interest rate risk will increase with any increase in the fund's duration. The fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.


Some debt securities in which the fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the fund holds callable securities and the issuers repay the securities early, the fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

A downgrade or default affecting any of the fund's securities would affect the fund's performance. Performance could also be affected if unexpected interest rate trends cause the fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

Foreign securities could add to the ups and downs in the fund's share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

Over time, the fund may produce lower returns than stock investments and less conservative bond investments. Although the fund's average return has out paced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on fund distributions.

Due to the fund's limited duration and the need to sometimes change allocation among sectors, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and increased transaction costs.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS.

THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK OR PRODUCE INCOME COULD AFFECT FUND PERFORMANCE IF INTEREST RATES, OR THE DERIVATIVES, DO NOT PERFORM AS EXPECTED.

NOT ALL SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES ARE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY. SOME ARE BACKED BY THE RIGHT OF THE ISSUING ENTITY TO BORROW FROM THE TREASURY, WHILE OTHERS ARE SUPPORTED BY THE TREASURY'S DISCRETIONARY AUTHORITY TO LEND TO THE ISSUER, AND STILL OTHERS ARE BACKED ONLY BY THE ISSUING ENTITY. THE U.S. GOVERNMENT SECURITIES PURCHASED BY THE FUND MAY INCLUDE MORTGAGE-BACKED SECURITIES.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOALS AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD



                          3 SHORT DURATION BOND FUND

HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.


                          4  SHORT DURATION BOND FUND

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PERFORMANCE


The table and chart below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year*
--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]

  1997    1998    1999    2000    2001    2002    2003    2004    2005    2006

  6.65    4.51    1.50    6.71    8.31    5.02    2.38    0.80    1.47

--------------------------------------------------------------------------------


     BEST QUARTER:
     WORST QUARTER:



AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006*



--------------------------------------------------
                       1 Year   5 Years   10 Years
--------------------------------------------------
 SHORT DURATION BOND FUND
Return Before Taxes
Return After Taxes on
Distributions
Return After Taxes on
Distributions and
Sale of Fund Shares
Merrill Lynch 1-3 Year
Treasury Index

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INDEX DESCRIPTION:
The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S. Treasuries with maturities between 1 and 3 years
--------------------------------------------------




* THROUGH 2/9/2001 SHORT DURATION BOND FUND TRUST CLASS WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN A MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE YEAR 1996 TO 2/10/2001 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS SHORT DURATION BOND FUND TRUST CLASS. BECAUSE INVESTOR CLASS HAS MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN TRUST CLASS WOULD HAVE HAD. RETURNS WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED CERTAIN EXPENSES DURING THE PERIODS SHOWN.




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PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURNS TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.


TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.




                          5  SHORT DURATION BOND FUND

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INVESTOR EXPENSES



The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.


 FEE TABLE

 ----------------------------------------------------
 SHAREHOLDER FEES                              None
 ----------------------------------------------------
 ANNUAL OPERATING EXPENSES (% of average net assets)*
 These are deducted from Fund assets, so you pay them indirectly.
            Management fees                    [0.75%]
            Distribution (12b-1) fees          None
            Other expenses

 ----------------------------------------------------
            Total annual operating expenses
 ----------------------------------------------------
 MINUS:     Expense reimbursement
 ----------------------------------------------------
            Net expenses                       [0.80%]
 ----------------------------------------------------

* NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE TRUST CLASS OF THE FUND THROUGH 10/31/[2010], SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THAT CLASS ARE LIMITED TO [0.80%] OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE TRUST CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED [0.80%] OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.



EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



 ----------------------------------------------------
             1 Year    3 Years    5 Years    10 Years
 ----------------------------------------------------
 Expenses
 ----------------------------------------------------



[PEOPLE GRAPHIC OMITTED]

INVESTMENT MANAGER


Neuberger Berman Management Inc. (the "Manager") is the fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the fund pays to the Manager for its services as the fund's investment manager and the expenses paid directly by the fund. The Manager engages Lehman Brothers Asset Management LLC ("Sub-Adviser") as sub-adviser to choose the fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser. The Manager and the Sub-Adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc. [Together the Neuberger Berman affiliates manage [____] billion in total assets (as of [____]) and continue an asset management history that began in 1939.] For the 12 months ended 10/31/2006, the management/administration fees paid to the Manager by the Fund's Trust Class were [___]% of average net assets before reimbursements.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2006.


PORTFOLIO MANAGERS

JOHN DUGENSKE, CFA, is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and [_____] of Lehman Brothers Asset Management LLC. Mr. Dugenske has been a Portfolio Manager of the Fund since 2004. Prior to joining Neuberger Berman, LLC, Mr. Dugenske was Director of Research and Trading and a Managing Director at another firm from 1998 to 2003.

THOMAS SONTAG is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2006. Since 2004, he has been managing portfolios for Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. Before joining Lehman Brothers Asset Management LLC, Mr. Sontag was a portfolio manager at another firm for six years.



                          6 SHORT DURATION BOND FUND

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.




                          7 SHORT DURATION BOND FUND

[MONEY GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


-----------------------------------------------------------------------------------------------------------------------------------
                    Year Ended October 31,                                     2002            2003       2004       2005     2006
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($) Data apply to a single share
throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

                Share price (NAV) at beginning of year                          9.32           9.20       9.15       8.97
PLUS:           Income from investment operations
                Net investment income                                           0.40(4)        0.26       0.22       0.23
                Net gains/losses - realized and unrealized                     (0.10)(4)(5)    0.01     (0.09)      (0.17)
                Subtotal: income from investment operations                     0.30           0.27       0.13       0.06
MINUS:          Distributions to shareholders
                Income dividends                                                0.42           0.32       0.31       0.33
                Tax return of capital                                             -              -          -          -
                Subtotal: distributions to shareholders                         0.42           0.32       0.31       0.33
EQUALS:         Share price (NAV) at end of year                                9.20           9.15       8.97       8.70

------------------------------------------------------------------------------------------------------------------------------------

RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses - actual                                                           0.80             0.80       0.80       0.81
Gross expenses(1)                                                               0.92             0.93       0.95       1.02
Expenses(2)                                                                     0.80             0.80       0.80       0.81
Net investment income - actual                                                  4.31(4)          2.80       2.38       2.64

------------------------------------------------------------------------------------------------------------------------------------

OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)(3)                                                             3.35             3.00       1.44       0.64
Net assets at end of year (in millions of dollars)                              42.9             36.5       27.0       20.1
Portfolio turnover rate (%)                                                      140              129         94        166
------------------------------------------------------------------------------------------------------------------------------------




FOR DATES PRIOR TO 2/10/2001, THE FIGURES ABOVE ARE FROM THE FUND'S PREDECESSOR FEEDER FUND. ALL FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).


(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED CERTAIN EXPENSES.


(4) BY APPLYING THE RULES OF THE NEWLY ADOPTED AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, NET INVESTMENT INCOME PER SHARE DECREASED BY $.02, NET GAINS OR LOSSES ON SECURITIES INCREASED BY $.02, AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS DECREASED BY .26%.

(5) THE AMOUNT SHOWN MAY NOT AGREE WITH AGGREGATE GAINS AND LOSSES BECAUSE OF THE TIMING OF SALES AND REPURCHASES OF FUND SHARES.



                          8 SHORT DURATION BOND FUND

Neuberger Berman
Your Investment
--------------------------------------------------------------------------------

O    MAINTAINING YOUR ACCOUNT

To buy or sell Trust Class shares described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The Fund does not issue certificates for shares.


Most investment providers allow you to take advantage of the fund exchange program, which is designed for moving money from the Fund to a comparable class of another fund in the fund family through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

Every buy or sell order you place will be processed at the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Fund's transfer agent, has received your check or other payment for the shares. Redemption orders are deemed "accepted" when the Fund's transfer agent has received your order to sell Fund shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will process purchase orders when received, on the basis of a pre-existing arrangement to make payment by the following morning. In addition, if you have established a systematic investment program (SIP) with the fund, your order is deemed accepted on the date you pre-selected on your SIP application for the systematic investments to occur.


Under certain circumstances, the Fund reserves the right to:


o   suspend the offering of shares
o   reject any exchange or purchase order
o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
o   change, suspend, or revoke the exchange privilege

o   suspend the telephone order privilege
o satisfy an order to sell fund shares with securities rather than cash, for very large orders
o suspend or postpone your right to sell fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange ("Exchange") is restricted, or as otherwise permitted by the SEC
o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed
o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)
o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o take orders to purchase or sell Fund shares when the Exchange is closed. In such a case, the Fund would post a notice on the Neuberger Berman website, www.nb.com


Dividends are first earned or accrued the day after your purchase order is accepted.


PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within [seven] business days. There are two cases in which proceeds may be delayed beyond this time:



                                9 YOUR INVESTMENT

o   in unusual circumstances where the law allows additional time if needed

o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.


If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.


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YOUR INVESTMENT PROVIDER

THE TRUST CLASS SHARES DESCRIBED IN THIS PROSPECTUS ARE AVAILABLE ONLY THROUGH INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM YOUR INVESTMENT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL TRUST CLASS SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.


IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.


ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES MAY PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUND, TO YOUR INVESTMENT PROVIDER OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IN SOME CASES, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF THE FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF EACH FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUND'S SAI.


[ARROW GRAPHIC OMITTED]

INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.


WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.



O    SHARE PRICES

Because Trust Class shares of the Fund do not have a sales charge, the price you pay for each share is the Fund's net asset value per share. Similarly, because the Fund does not charge fees for selling shares, the Fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.

The Fund is open for business every day the Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or other days on which the Exchange is closed. Because fixed income securities trade in markets outside the Exchange, the fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the fund would post a notice on the Neuberger Berman website, www.nb.com.

In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). Check with your investment provider to find out by what time your order must be



                               10 YOUR INVESTMENT
received so that it can be processed the same day. Depending on when your investment provider accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.


[ARROW GRAPHIC OMITTED]

SHARE PRICE CALCULATIONS

THE PRICE OF A PARTICULAR SHARE CLASS OF THE FUND IS THE TOTAL VALUE OF THE ASSETS ATTRIBUTABLE TO THAT CLASS MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF SHARES OF THAT CLASS OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES BID QUOTATIONS. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE QUOTATIONS UNRELIABLE.


WHEN THE FUND BELIEVES A REPORTED QUOTATION FOR A SECURITY DOES NOT REFLECT THE AMOUNT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE QUOTATION A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY ITS TRUSTEES. THE FUND WILL ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A FIXED INCOME SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO THE FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT A FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC. OPERATING UNDER PROCEDUES APPROVED BY THE TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.



O    DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- The Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, it declares income dividends daily and pays them monthly. The Fund makes any capital gain distributions once a year (in December). Gains from foreign currency transactions, if any, are normally distributed in December.

Consult your investment provider about whether your income dividends and capital gain distributions from the fund will be reinvested in additional shares of the fund or paid to you in cash. Although fund distributions are actually made to the investment provider that holds Trust class shares on your behalf, the following discussion describes distributions made to you and their tax consquences to you because you are the shares' beneficial owner.



                               11 YOUR INVESTMENT

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares. Accordingly, shares of the Fund are not appropriate investments for tax-exempt investors.


Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.


Distributions of income (other than exempt-interest dividends) and the excess of net short-term capital gain over net long-term capital loss are taxed as ordinary income. It is not expected that any of the Fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) or exchange Fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.



[ARROW GRAPHIC OMITTED]

TAXES AND YOU


THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.


MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.


[ARROW GRAPHIC OMITTED]

BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS TAXABLE DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.



                               12 YOUR INVESTMENT

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (DIRECTLY OR FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.


YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.


[ARROW GRAPHIC OMITTED]

BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES OF THE FUND JUST BEFORE IT MAKES A CAPITAL GAIN DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.



O    MARKET TIMING POLICY
Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the fund's trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.


Neuberger Berman Management Inc. applies the fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the fund makes an effort to monitor for market-timing activities, the ability of the fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the fund will be able to eliminate all market-timing activities.



                               13 YOUR INVESTMENT

O    PORTFOLIO HOLDINGS POLICY

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

The complete portfolio holdings for the fund are available at http://www.nb.com/ind/ mutual_funds/propectuses/ 15-30 days after each month-end. The fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.



O    FUND STRUCTURE

The Fund uses a "multiple class" structure. Each Neuberger Berman fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Trust Class shares of the Fund.



                               14 YOUR INVESTMENT

--------------------------------------------------------------------------------

NEUBERGER BERMAN INCOME FUNDS
TRUST CLASS SHARES


No load, sales charges or 12b-1 fees


If you would like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

o a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
o   Fund performance data and financial statements

o   portfolio holdings


STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:


o various types of securities and practices, and their risks o investment limitations and additional policies

o   information about the Funds' management and business structure


The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT INC.

Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC



[ARROW GRAPHIC OMITTED]

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com


You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.


You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]


      A0108 02/06 SEC file number: 811-3802



[NEUBERGER BERMAN GRAPHIC OMITTED]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

NEUBERGER BERMAN
A LEHMAN BROTHERS COMPANY


PROSPECTUS - [FEBRUARY 28, 2007]


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman
INCOME FUNDS


TRUST CLASS SHARES
Lehman Brothers Strategic Income Fund

Contents

           INCOME FUNDS
           Lehman Brothers Strategic Income Fund........2


           YOUR INVESTMENT

           Eligible Accounts............................12

           Maintaining Your Account.....................12

           Share Prices.................................13

           Distributions and Taxes......................14

           Market Timing Policy.........................16

           Portfolio Holdings Policy....................17

           Fund Structure...............................17



THIS FUND:

o is designed for investors seeking current income without undue risk to principal

o carries certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency.



(c) 2007 Lehman Brothers Asset Management LLC. All rights reserved. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc. (c) 2007 Neuberger Berman Management Inc. All rights reserved.

Lehman Brothers
STRATEGIC INCOME FUND                                      Ticker Symbol: [____]
--------------------------------------------------------------------------------

[CHESS GRAPHIC OMITTED]  GOAL & STRATEGY

THE FUND SEEKS TO MAXIMIZE INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

To pursue this goal, the Fund normally maintains broad exposure to core, investment-grade fixed income instruments and makes strategic and tactical allocations to certain income-oriented sectors as their risk-adjusted, relative values become attractive to the Asset Allocation Committee. Through diversification to several market sectors, the Fund attempts to reduce the negative volatility associated with, and the impact of, price declines in any one single sector. The Fund expects to benefit as well from opportunistic, tactical asset allocation as values shift among various income-producing sectors. The Fund normally invests primarily in a diversified portfolio of fixed income instruments of varying sectors, credit quality and maturities and dividend-paying equities. The fixed income instruments may include domestic and foreign debt securities of government and corporate issuers.

In managing the portfolio, the Asset Allocation Committee periodically allocates assets among the market sectors based on an analysis of relative historic and projected sector spreads and total returns -- i.e., the differences in yield among the different sectors, adjusted to reflect the Asset Allocation Committee's conclusions about their relative levels of risk. This analysis is dependent upon a review of a variety of economic factors and expected rates of return, such as projected interest rate movements, industry cycles, volatility forecasts and secular and political trends. Within each sector, the Portfolio Managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry allocation. In selecting securities, relative yields and perceived risk/reward ratios are the primary considerations.

The Fund normally invests approximately 45% of its total assets in investment grade debt securities. The Fund normally invests approximately 25% of its total assets in securities that are below investment grade ("high yield bonds," commonly called "junk bonds") rated at the time of investment "Ba1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BB+" or below by Standard & Poor's ("S&P") or, if unrated by either of these, deemed by the Portfolio Managers to be of comparable quality. Fixed income securities in which the Fund may invest include U.S. Treasury and agency obligations, obligations of foreign governments, corporate bonds, mortgage bonds, mortgage- and asset-backed securities, convertible securities and corporate loans. The Fund normally invests approximately 25% of its total assets in dividend-paying equity securities, including those issued by real estate investment trusts ("REITs"). However, these allocation percentages may change from time to time by a decision of the Asset Allocation Committee regarding the relative attractiveness of the sectors, however, the Fund does not intend to invest more than 30% of its total assets in junk bonds or dividend-paying equities. These percentages are considered at the time an investment is made, and changes due to market appreciation or depreciation are not considered violations of these policies.

Although the Fund can invest in securities of any maturity, the average duration of the fixed income portion of the Fund's portfolio will normally be up to five years.

The Fund may invest up to 20% of its total assets in securities denominated in or indexed to foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign securities in which the Fund invests may include emerging market securities. Although there is no assurance that any particular currency risk will be hedged at a particular time, the Fund currently intends to hedge a significant portion of its exposure to foreign currency with the intention of reducing the risk of loss due to fluctuations in currency exchange rates.

                            2 STRATEGIC INCOME FUND

The Fund may use derivative instruments such as options, futures contracts or swap agreements, primarily for hedging purposes.

The Fund may invest up to 2% of its total assets in foreign currency derivative instruments for investment purposes. These positions are not hedged.

In selecting securities, the Portfolio Managers analyze a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, economic, and political risks of the security and its issuer. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers' outlook on the investment or the market changes.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

[ARROW GRAPHIC OMITTED]  DURATION

DURATION IS A MEASURE OF AN INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES. TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.

[ARROW GRAPHIC OMITTED]  DEBT SECURITIES

DEBT SECURITIES DIFFER IN THEIR INTEREST RATES AND DURATION, AMONG OTHER FACTORS. THE MANAGERS' EXPECTATIONS AS TO FUTURE CHANGES IN MARKET INTEREST RATES WILL INFLUENCE THEIR CHOICE OF THE APPROPRIATE DURATIONS OF THE DEBT SECURITIES COMPRISING THE FUND'S PORTFOLIO. FOR EXAMPLE, IF THE MANAGERS EXPECT INTEREST RATES TO RISE, THEY MAY INVEST MORE HEAVILY IN BONDS WITH SHORTER DURATIONS, WITH THE INTENTION OF BENEFITING THE FUND FROM PURCHASES OF LONGER-TERM BONDS AFTER RATES HAVE RISEN. CONVERSELY, IF THE MANAGERS EXPECT INTEREST RATES TO FALL, THEY MAY INVEST MORE HEAVILY IN BONDS WITH LONGER DURATIONS, WITH THE INTENTION OF TAKING ADVANTAGE OF THE HIGH RATES THEN AVAILABLE.

[ARROW GRAPHIC OMITTED]  BOND RATINGS

MOST LARGE ISSUERS OBTAIN RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED. THE FUND CONSIDERS INVESTMENT GRADE BONDS TO BE THOSE RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY, AND UNRATED BONDS DEEMED BY THE ADVISER TO BE OF COMPARABLE QUALITY.

[ARROW GRAPHIC OMITTED]  HIGH YIELD BONDS

"HIGH YIELD BONDS" ARE FIXED INCOME SECURITIES THAT ARE BELOW INVESTMENT GRADE. THEY TYPICALLY OFFER INVESTORS A HIGHER YIELD THAN OTHER FIXED INCOME SECURITIES. THE HIGHER YIELDS ARE USUALLY JUSTIFIED BY THE WEAKER CREDIT PROFILE OF HIGH YIELD ISSUERS AS COMPARED TO INVESTMENT GRADE ISSUERS. HIGH YIELD BONDS INCLUDE DEBT OBLIGATIONS OF ALL TYPES ISSUED BY U.S. AND NON-U.S. CORPORATE AND GOVERNMENTAL ISSUERS, INCLUDING BONDS, DEBENTURES AND NOTES; THE CATEGORY IS ALSO GENERALLY CONSIDERED TO INCLUDE THE PREFERRED STOCKS OF MANY ISSUERS THAT HAVE PRIORITY OVER ANY OTHER CLASS OF STOCK OF THE ISSUER AS TO THE DISTRIBUTION OF ASSETS OR THE PAYMENT OF DIVIDENDS. A HIGH YIELD BOND ITSELF MAY BE CONVERTIBLE INTO OR EXCHANGEABLE FOR EQUITY SECURITIES, OR IT MAY CARRY WITH IT THE RIGHT TO ACQUIRE EQUITY SECURITIES EVIDENCED BY WARRANTS ATTACHED TO THE BOND OR ACQUIRED AS PART OF A UNIT WITH THE BOND.

                            3 STRATEGIC INCOME FUND

[ARROW GRAPHIC OMITTED]  REAL ESTATE INVESTMENT TRUSTS

A REIT IS A POOLED INVESTMENT VEHICLE THAT INVESTS PRIMARILY IN
INCOME-PRODUCING REAL ESTATE OR REAL ESTATE RELATED LOANS OR INTERESTS. REITS ARE NOT TAXED ON INCOME DISTRIBUTED TO SHAREHOLDERS, PROVIDED THEY COMPLY WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE.

REITS ARE GENERALLY CLASSIFIED AS EQUITY REITS, MORTGAGE REITS AND HYBRID REITS. EQUITY REITS INVEST THE MAJORITY OF THEIR ASSETS DIRECTLY IN REAL PROPERTY, DERIVE THEIR INCOME PRIMARILY FROM RENTS AND CAN ALSO REALIZE CAPITAL GAINS BY SELLING PROPERTIES THAT HAVE APPRECIATED IN VALUE. MORTGAGE REITS INVEST THE MAJORITY OF THEIR ASSETS IN REAL ESTATE MORTGAGES AND DERIVE THEIR INCOME PRIMARILY FROM INTEREST PAYMENTS. HYBRID REITS COMBINE THE CHARACTERISTICS OF BOTH EQUITY AND MORTGAGE REITs.

                             4 STRATEGIC INCOME FUND

[YIELD GRAPHIC OMITTED]  MAIN RISKS

Most of the fund's performance depends on what happens in the bond market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

INTEREST RATE RISK. The fund's yield and total return will change with interest rate movements. When interest rates rise, the fund's share price will typically fall. The fund's sensitivity to this risk will increase with any increase in the fund's duration.

Performance could also be affected if unexpected interest rate trends cause the fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. In particular, increased market rates result in fewer mortgage refinancings, which effectively increase the duration of mortgage-backed securities, heightening their sensitivity to the increase in interest rates. When market rates decline, the market value of mortgage-backed securities increases. However, because refinancings increase, the principal of these securities is likely to be paid off early, with the result that the fund must reinvest its assets at the current (lower) rates.

CREDIT RISK. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. A downgrade or default affecting any of the fund's securities would affect the fund's performance. The fund's share price will fluctuate in response to:

o changes in the actual and perceived creditworthiness of the issuers of the fund's investments;
o   social, economic or political factors;
o factors affecting the industry in which a particular issuer operates, such as competition or technological advances; and
o factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead.

While the fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the fund itself and do not guarantee the market price of the security. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment. The government securities purchased by the fund may include mortgage-backed securities.

Convertible securities are exchangeable for common stock and may therefore be more likely to fluctuate in price.

CALL RISK. Some debt securities allow the issuer to call them for early repayment. Issuers of such securities will often call them when interest rates are low. To the extent this occurs, the fund may not benefit fully from the increase in market value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at current yields, which are lower than those paid by the callable security that was paid off.

HIGH YIELD BONDS. High yield bonds involve a greater risk than investment grade bonds, including greater price volatility and a greater risk that the issuer of such bonds will default on the timely payment of principal and interest or fail to comply with the other terms of the offering over a period of time. These bonds are considered predominantly speculative by the major rating agencies with respect to the issuer's continuing ability to meet principal and interest payments. The fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal but may do so depending on market conditions. The fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the fund may lose its entire investment. Lower-rated bonds can be less liquid and therefore may carry higher transaction costs, which could affect the fund's performance.

                            5 STRATEGIC INCOME FUND

To the extent the fund invests in lower-rated bonds, the fund is subject to their risks, including the risk that its holdings may:

o   fluctuate more widely in price and yield than investment grade bonds
o fall in price during times when the economy is weak or is expected to become weak
o   be difficult to sell at the time and price the fund desires
o   require a greater degree of judgment to establish a price
o   go into default

The value of the fund's high yield bonds will fluctuate in response to changes in market interest rates, although the link between interest rates and bond prices tends to be weaker with lower-rated bonds than with investment grade bonds.

REITs. The fund's performance will also be affected by the performance of its equity investments, including REITs. The stock market's behavior is unpredictable, particularly in the short term. To the extent the fund invests in REITs, its performance will also be affected by the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Some of the REIT securities in which the fund invests may be preferred stock which receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile. Most equity REITs receive a flow of income from property rentals, which they pay to their shareholders in the form of dividends.

REIT and other real estate company share prices overall will typically decline over periods when interest rates are rising. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under federal tax laws.

REITs tend to be small- to mid-cap companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, large-cap company stocks. Smaller real estate companies often have narrower markets and more limited managerial and financial resources than larger companies. There may also be less trading in a small- or mid- cap company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger-cap company stocks.

FOREIGN SECURITIES. Foreign securities could add to the ups and downs in the fund's share price. Foreign securities are riskier than comparable U.S. securities. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete or inaccurate. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid. These risks are generally greater in emerging markets. The fund could underperform if the managers invest in countries or regions whose economic performance falls short.

                            6 STRATEGIC INCOME FUND

To the extent the fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. While the fund may endeavor to hedge against most currency risk, the hedging instruments may not always perform as the fund expected, and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries.

ILLIQUID SECURITIES. The fund can invest up to 15% of its net assets in illiquid securities. These securities may be more difficult to dispose of at the price at which the fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

GENERAL. Over time, the fund may produce lower returns than stock investments. Due to the fund's limited duration and the need to sometimes change allocation among sectors, the fund may have a high portfolio turnover rate. The fund may engage in active and frequent trading, which may result in increased brokerage commissions and other transaction costs and realized capital gains, which could negatively affect the fund's performance.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS.

BORROWING, SECURITIES LENDING AND DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK OR PRODUCE INCOME COULD AFFECT FUND PERFORMANCE IF THE DERIVATIVES DO NOT PERFORM AS EXPECTED.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

                            7 STRATEGIC INCOME FUND

[RULER GRAPHIC OMITTED]  PERFORMANCE

The table and chart below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it's not a prediction of future results.

     YEAR-BY-YEAR % RETURNS as of 12/31 each year[*]
--------------------------------------------------------------------------------
                           [BAR CHART GRAPHIC OMITTED]
1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
                                                        10.44   5.53
--------------------------------------------------------------------------------
     BEST QUARTER:      [Q4 '04,  4.71%]
     WORST QUARTER:     [Q2 '04, -2.05%]

     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006[*]
--------------------------------------------------------------------------------
                                                            Since
                                                            Inception
                                               1 Year      (7/11/2003)
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND
Return Before Taxes
Return After Taxes on
Distributions
Return After Taxes on
Distributions and
Sale of Fund Shares
Lehman Brothers U.S.
Aggregate Bond Index

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INDEX DESCRIPTION: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of the U.S. investment grade fixed rate bond market.
--------------------------------------------------------------------------------
* THE ABOVE PERFORMANCE IS THAT OF THE FUND'S INSTITUTIONAL CLASS. BECAUSE THE TRUST CLASS HAS HIGHER EXPENSES, ITS PERFORMANCE TYPICALLY WOULD HAVE BEEN LOWER THAN THAT OF THE INSTITUTIONAL CLASS. RETURNS WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED CERTAIN EXPENSES OF THE FUND'S INSTITUTIONAL CLASS DURING THE PERIODS SHOWN.

[ARROW GRAPHIC OMITTED]  PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

THE TABLE COMPARES THE FUND'S RETURNS TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES, BUT THE INDEX DOES NOT INCLUDE COSTS OF MAKING INVESTMENTS OR ANY TAX CONSEQUENCES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

                            8 STRATEGIC INCOME FUND

[COIN GRAPHIC OMITTED]  INVESTOR EXPENSES

The Fund does not charge you any fees for buying or selling shares or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                    None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly

                         Management fees                            [1.10]
                         Distribution (12b-1) fees                  [0.10]
                         Other expenses*
                         [Acquired Fund Fees and Expenses]
--------------------------------------------------------------------------------
                         Total annual operating expenses
--------------------------------------------------------------------------------
MINUS:                   Expense Reimbursement
--------------------------------------------------------------------------------
                         Net Expenses**
--------------------------------------------------------------------------------
* OTHER EXPENSES ARE BASED ON ESTIMATED NET ASSETS FOR THE FUND'S TRUST CLASS. ** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE TRUST CLASS OF THE FUND THROUGH [10/31/2010], SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THAT CLASS OF THE FUND ARE LIMITED TO [___]% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE TRUST CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED [___]% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.
--------------------------------------------------------
               1 Year    3 Years    5 Years    10 Years
Expenses
--------------------------------------------------------

[PEOPLE GRAPHIC OMITTED]  INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the fund pays to the Manager for its services as the fund's investment manager and the expenses paid directly by the fund. The Manager engages Lehman Brothers Asset Management LLC ("Sub-Adviser") as sub- adviser to choose the fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser. [Together, the Neuberger Berman affiliates manage [____] billion in total assets (as of [_________]) and continue an asset management history that began in 1939.] For the 12 months ended 10/31/2006, the management fees paid to the Manager by the Fund were [___]% of average net assets. The Fund will pay the Manager [____] of its average daily net assets for administrative services provided to the Trust Class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2006.

PORTFOLIO MANAGERS

JACK RIVKIN is Chairman and a Director of Neuberger Berman Management Inc., Chief Investment Officer and a Managing Director of Neuberger Berman, LLC and [_______] of Lehman Brothers Asset Management LLC. He has been with the firm since 2002 and has served as head of the Asset Allocation Committee since the Fund's inception. From 1995 to 2002, Mr. Rivkin was an executive vice president with another financial services firm.

                            9 STRATEGIC INCOME FUND

ANN BENJAMIN is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and [_______] of Lehman Brothers Asset Management LLC. Ms. Benjamin has managed money for Lehman Brothers Asset Management LLC since 1997 and has been in the industry for over 24 years. She has been part of the Fund's management team since 2005.

STEVEN BROWN is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and [_______] of Lehman Brothers Asset Management LLC. He has been with the firm since 2002 and has been part of the Fund's management team since its inception in 2003. From 1997 to 2002, Mr. Brown was a co-portfolio manager at an investment firm specializing in securities of REITs.

JOHN DUGENSKE, CFA, is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and [_______] of Lehman Brothers Asset Management LLC. Mr. Dugenske has been a Portfolio Manager of the Fund since 2004. Prior to joining Neuberger Berman, LLC, Mr. Dugenske was Director of Research and Trading and a Managing Director at another firm from 1998 to 2003.

RICHARD LEVINE is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and [_______] of Lehman Brothers Asset Management LLC. He has been a Portfolio Manager with firm since 1989 and has been part of the Fund's management team since its inception in 2003.

JOHN LOVITO is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and [_______] of Lehman Brothers Asset Management LLC. He has been a Portfolio Manager with the firm since 2001 and has been part of the Fund's management team since its inception in 2003.

THOMAS O'REILLY is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and [_______] of Lehman Brothers Asset Management LLC. Mr. O'Reilly has managed money for Lehman Brothers Asset Management LLC since 1997 and has been in the industry for over 15 years. He has been part of the Fund's management team since 2005.

THOMAS SONTAG is a Vice President of Neuberger Berman Management Inc., a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2006. Since 2004, he has been managing portfolios for Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. Before joining Lehman Brothers Asset Management LLC, Mr. Sontag was a portfolio manager at another firm for six years.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

                            10 STRATEGIC INCOME FUND

[MONEY GRAPHIC OMITTED]  FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                                   2003(1)          2004            2005          2006
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at beginning of period                         10.00            10.11          10.72
Plus:   Income from investment operations
        Net investment income                                             0.10             0.36           0.37
        Net gains/losses - realized and unrealized                        0.09             0.69           0.34
        Subtotal: income from investment operations                       0.19             1.05           0.71
Minus:  Distributions to shareholders
        Income dividends                                                  0.08             0.44           0.45
        Net capital gains                                                   -               -             0.08
        Subtotal: distributions to shareholders                           0.08             0.44           0.53
Equals: Share price (NAV) at end of period                               10.11            10.72          10.90
------------------------------------------------------------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.

Net expenses - actual                                                     0.84(2)          0.84           0.85
Gross Expenses(3)                                                         3.77(2)          1.72           1.82
Expenses(4)                                                               0.85(2)          0.85           0.86
Net investment income -actual                                             3.51(2)          3.44           3.43
------------------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.

Total return(%)(5)                                                        1.95(6)         10.65          6.68
Net assets at end of period (in millions of dollars)                      23.6             29.4          26.2
Portfolio Turnover rate(%)                                                  34(6)            85            89
------------------------------------------------------------------------------------------------------------------------------------

THE FIGURES ABOVE ARE FROM THE STRATEGIC INCOME FUND INSTITUTIONAL CLASS. THE FIGURES ABOVE HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

(1) PERIOD FROM 7/11/2003 (BEGINNING OF OPERATIONS) TO 10/31/2003.
(2) ANNUALIZED.
(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF THE INVESTMENT MANAGEMENT FEE.
(4) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.
(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR A PORTION OF THE INVESTMENT MANAGEMENT FEE.
(6) NOT ANNUALIZED.

                            11 STRATEGIC INCOME FUND

Neuberger Berman

YOUR INVESTMENT
--------------------------------------------------------------------------------
Trust Class shares of the Fund are available through an investment provider or from Neuberger Berman Management Inc. (see "Maintaining Your Account").

--   SHARE PRICES

Because Trust Class shares of the Fund do not have a sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share. Similarly, because the Fund does not charge fees for selling shares, your Fund pays you the full share price when you sell shares.

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Fund is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

[GRAPHIC OMITTED]  SHARE PRICE CALCULATIONS

THE PRICE OF A TRUST CLASS SHARE OF THE FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO TRUST CLASS SHARES MINUS LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF TRUST CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES MARKET PRICES. FOR FIXED INCOME SECURITIES, THIS IS GENERALLY BASED ON BID QUOTATIONS. FOR EQUITY PORTFOLIO SECURITIES, IT IS USUALLY THE CLOSING PRICE ON THE EXCHANGE OR OTHER MARKET WHERE THE SECURITY PRIMARILY TRADES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

WHEN THE FUND BELIEVES A REPORTED QUOTATION OR MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT IT WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE QUOTATION OR MARKET PRICE A FAIR VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO THE FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR

                               12 Your Investment

OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.

--   PRIVILEGES AND SERVICES

If you purchase Trust Class shares directly from Neuberger Berman Management Inc., you have access to the services listed below. If you purchase shares through an investment provider, consult that provider for information about investment services.

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS -- When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

INTERNET ACCESS -- At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDfone(R) -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

[GRAPHIC OMITTED]  DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT -- SAY, $100 A MONTH -- YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.

--   DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- The fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, it declares and pays income dividends quarterly. The fund makes any capital gain distributions once a year(in December). Gains from foreign currency transactions, if any, are normally distributed in December.

                               13 Your Investment

Unless you designate otherwise, your income and capital gain distributions from the Fund will be reinvested in additional Trust Class shares of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in Trust Class shares of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional Fund shares or paid in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts ("IRAs") and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. It is not expected that any of the fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) or exchange fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

[GRAPHIC OMITTED]  TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES, AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE

                               14 Your Investment

DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

[GRAPHIC OMITTED]  BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO IT AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

[GRAPHIC OMITTED]  BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE THE FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTIONS.

GENERALLY, IF YOU ARE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.

--   MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES -- Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in the Fund or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

                               15 Your Investment

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted.

Purchase orders are deemed "accepted" when the Fund's transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with the Fund, your order is deemed "accepted" on the date you preselected on your SIP application for the systematic investments to occur.

WHEN YOU SELL SHARES -- If you bought your shares from Neuberger Berman Management Inc., instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Fund's transfer agent has received your order to sell.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

When selling shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the Fund's shareholders as a whole.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

--  both accounts must have the same registration
-- you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved

                               16 Your Investment

-- because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

--  in unusual circumstances where the law allows additional time if needed
-- if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Fund does not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or purchase order
-- suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
--  change, suspend, or revoke the exchange privilege
--  suspend the telephone order privilege
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
-- suspend or postpone your right to sell fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange ("Exchange") is restricted, or as otherwise permitted by the SEC
-- suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed
-- suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)
-- change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
-- take orders to purchase or sell Fund shares when the Exchange is closed. In such a case, the Fund would post a notice on the Neuberger Berman website, www.nb.com

                               17 Your Investment

[GRAPHIC OMITTED]  MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

[GRAPHIC OMITTED]  INVESTMENT PROVIDERS

THE TRUST CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE NEUBERGER BERMAN FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES (SEE "WHEN YOU EXCHANGE SHARES").

IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

[GRAPHIC OMITTED]  ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES MAY PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUND, TO YOUR INVESTMENT PROVIDER OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IN SOME CASES, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/ OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF THE FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

[GRAPHIC OMITTED]  DISTRIBUTION AND SHAREHOLDER SERVICING FEES

THE FUND HAS ADOPTED A PLAN PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. UNDER THE PLAN, THE TRUST CLASS PAYS THE FUND'S DISTRIBUTOR, NEUBERGER BERMAN MANAGEMENT INC., [0.10%] OF ITS AVERAGE NET ASSETS EVERY YEAR

                               18 Your Investment

TO COMPENSATE FINANCIAL INTERMEDIARIES FOR PROVIDING DISTRIBUTION RELATED SERVICES TO THE FUND AND/OR ADMINISTRATIVE OR SHAREHOLDER SERVICES TO FUND SHAREHOLDERS. NEUBERGER BERMAN MANAGEMENT INC. MAY ALSO RETAIN PART OF THIS FEE AS COMPENSATION FOR PROVIDING THESE SERVICES. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.

[GRAPHIC OMITTED]  INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

                               19 Your Investment

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact it for instructions.

BUYING SHARES
------------------------------------------------------------------------------------------------------------------------------------
Method          Things to know                                                              Instructions
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A    Your first investment must be at least $1,000                               Fill out the application and enclose
CHECK                                                                                       your check
                Additional investments can be as little as $100
                                                                                            If regular first-class mail, send to:
                We cannot accept cash, money orders, starter checks,                            NEUBERGER BERMAN FUNDS
                cashier's checks, travelers checks, or other cash                               BOSTON SERVICE CENTER
                equivalents                                                                     P.O. BOX 8403
                                                                                                BOSTON, MA 02266-8403
                You will be responsible for any losses or fees resulting
                from a bad check; if necessary, we may sell other                           If express delivery, registered mail, or
                shares belonging to you in order to cover these losses                      certified mail, send to:
                                                                                                NEUBERGER BERMAN FUNDS
                All checks must be made out to "Neuberger Berman                                C/O STATE STREET BANK AND TRUST
                Funds"; we cannot accept checks made out to you or                              COMPANY
                 other parties and signed over to us                                            30 DAN ROAD
                                                                                                CANTON, MA 02021
------------------------------------------------------------------------------------------------------------------------------------
WIRING MONEY    All wires must be for at least $1,000                                       Before wiring any money, call
                                                                                            800-366-6264 for an order confirmation

                                                                                            Have your financial institution send
                                                                                            your wire to State Street Bank and Trust
                                                                                            Company

                                                                                            Include your name, the Fund name, your
                                                                                            account number and other information as
                                                                                            requested
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING      All exchanges must be for at least $1,000                                   Call 800-366-6264 to place your order
FROM
ANOTHER         Both accounts involved must be registered in the same                       To place an order using FUNDFONE(R),
FUND            name, address and tax ID number                                             call 800-335-9366

                An exchange order cannot be cancelled or changed
                once it has been placed
------------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE    We do not accept phone orders for a first investment                        Call 800-366-6264 to notify us of your
                                                                                            purchase
                Additional shares will be purchased when your order is
                accepted                                                                    Immediately follow up with a wire or
                                                                                            electronic transfer
                Not available on retirement accounts
------------------------------------------------------------------------------------------------------------------------------------
SETTING UP      All investments must be at least $100                                       Call 800-877-9700 for instructions
SYSTEMATIC
INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

                                                         20 Your Investment


SELLING SHARES
------------------------------------------------------------------------------------------------------------------------------------
Method          Things to know                                                              Instructions
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A    Unless you instruct us otherwise, we will mail your                         Send us a letter requesting us to sell
LETTER          proceeds by check to the address of record, payable                         shares signed by all registered owners;
                to the registered owner(s)                                                  include your name, account number, the
                                                                                            Fund name, the dollar amount or number
                If you have designated a bank account on your                               of shares you want to sell, and any
                application, you can request that we wire the                               other instructions
                proceeds to this account; if the total balance of all of
                your Neuberger Berman fund accounts is less than                            If regular first-class mail, send to:
                $200,000, you will be charged an $8.00 wire fee                               NEUBERGER BERMAN FUNDS
                                                                                              BOSTON SERVICE CENTER
                You can also request that we send the proceeds to                             P.O. BOX 8403
                your designated bank account by electronic transfer                           BOSTON, MA 02266-8403
                (ACH) without a fee
                                                                                            If express delivery, registered mail, or
                You may need a Medallion signature guarantee                                certified mail, send to:
                                                                                              NEUBERGER BERMAN FUNDS
                Please also supply us with your e-mail address and                            C/O STATE STREET BANK AND TRUST
                daytime telephone number when you write to us in the                          COMPANY
                event we need to reach you                                                    30 DAN ROAD
                                                                                              CANTON, MA 02021
------------------------------------------------------------------------------------------------------------------------------------
SENDING US      For amounts of up to $50,000                                                Write a request to sell shares as
A FAX                                                                                       described above
                Not available if you have changed the address on the
                account in the past 15 days                                                 Call 800-366-6264 to obtain the
                                                                                            appropriate fax number
------------------------------------------------------------------------------------------------------------------------------------
CALLING IN      All phone orders to sell shares must be for at least                        Call 800-366-6264 to place your order
YOUR ORDER      $1,000 unless you are closing out an account
                                                                                            Give your name, account number, the Fund
                Not available if you have declined the phone option or                      name, the dollar amount or number of
                are selling shares in certain retirement accounts (The                      shares you want to sell, and any other
                only exception is for those retirement shareholders                         instructions
                who are at least 59 1/2 or older and have their
                birthdates on file)                                                         To place an order using FUNDFONE(R),
                                                                                            call 800-335-9366
                Not available if you have changed the address on the
                account in the past 15 days
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING      All exchanges must be for at least $1,000                                   Call 800-366-6264 to place your order
INTO ANOTHER
FUND            Both accounts must be registered in the same                                To place an order using FUNDFONE(R),
                name, address and tax ID number                                             call 800-335-9366

                An exchange order cannot be cancelled or
                changed once it has been placed
------------------------------------------------------------------------------------------------------------------------------------
SETTING UP      For accounts with at least $5,000 worth of shares in                        Call 800-877-9700 for instructions
SYSTEMATIC      them
WITHDRAWALS
                Withdrawals must be at least $100
------------------------------------------------------------------------------------------------------------------------------------

                                                         21 Your Investment

[GRAPHIC OMITTED]  RETIREMENT PLANS

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-366-6264 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.

[GRAPHIC OMITTED]  INTERNET CONNECTION

INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND TIME-SAVING FEATURES BY VISITING US AT WWW.NB.COM.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT IS MOST RELEVANT TO YOU.

AS A NEUBERGER BERMAN FUNDS SHAREHOLDER WHO BOUGHT SHARES DIRECTLY FROM NEUBERGER BERMAN MANAGEMENT, INC., YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION AND EVEN MAKE SECURE TRANSACTIONS -- 24 HOURS A DAY. YOU CAN ALSO RECEIVE FUND DOCUMENTS SUCH AS PROSPECTUSES AND FINANCIAL REPORTS AS WELL AS YOUR STATEMENTS ELECTRONICALLY VIA NB DELIVERE(R). IF YOU WANT FURTHER INFORMATION, PLEASE CALL 800-877-9700.

                               22 Your Investment

--   MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes an effort to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

--   PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end.

The Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

--   FUND STRUCTURE

The Fund uses a "multiple class" structure. Each Neuberger Berman fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Trust Class shares of the Fund.

                               23 Your Investment

[GRAPHIC OMITTED]
NEUBERGER BERMAN INCOME FUNDS
TRUST CLASS SHARES

No load or sales charges

If you would like further details on the Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:
--   a discussion by the Portfolio Managers about strategies and market conditions that significantly affect the Fund's performance
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on the Fund, including:
--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC

[GRAPHIC OMITTED]  OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-9303. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED] G0492 02/07 DSTO 47624 SEC file number: 811-3802

[GRAPHIC OMITTED]
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264
www.nb.com

                          NEUBERGER BERMAN INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

    Investor Class Shares, Institutional Class Shares and Trust Class Shares


                            DATED [February 28], 2007

                         Lehman Brothers CORE BOND Fund
                      Lehman Brothers HIGH INCOME Bond Fund
                    Lehman Brothers SHORT DURATION Bond Fund
                   Lehman Brothers MUNICIPAL SECURITIES Trust
                         Neuberger Berman CASH RESERVES
                     Neuberger Berman GOVERNMENT MONEY Fund

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700


      Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund (formerly, Neuberger Berman High Income Bond Fund), Lehman Brothers SHORT DURATION Bond Fund (formerly, Neuberger Berman Limited Maturity Bond Fund), Lehman Brothers MUNICIPAL SECURITIES Trust (formerly, Neuberger Berman Municipal Securities Trust), Neuberger Berman CASH RESERVES and Neuberger Berman GOVERNMENT MONEY Fund offer shares pursuant to Prospectuses dated [February 28], 2007.

      Neuberger Berman GOVERNMENT MONEY Fund invests all of its net investable assets in GOVERNMENT Master Series, a series of Institutional Liquidity Trust.

      The Prospectus for your share class provides more information about the Funds that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the appropriate Prospectus carefully before investing.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

      No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

(c) 2007 Lehman Brothers.  All rights reserved.

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. {copyright}2007 Neuberger Berman Management Inc. All rights reserved.

                               TABLE OF CONTENTS
                               -----------------

INVESTMENT INFORMATION.........................................................1
        Investment Policies and Limitations....................................1
        Cash Management and Temporary Defensive Positions......................7
        Additional Investment Information......................................8
        Risks of Equity Securities............................................49

CERTAIN RISK CONSIDERATIONS...................................................49

PERFORMANCE INFORMATION.......................................................49
        Yield Calculations....................................................50
        Tax Equivalent Yield..................................................50
        Average Annual Total Return Computations..............................52
        Average Annual Total Return After Taxes on Distributions..............52
        Average  Annual  Total  Return  After Taxes on  Distributions
               and Sale of Fund Shares........................................52

TRUSTEES AND OFFICERS.........................................................52

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................68
        Investment Manager and Administrator..................................68
        Management and Administration Fees....................................69
        Waivers and Reimbursements............................................71
        Sub-Adviser...........................................................74
        Portfolio Manager Information.........................................75
        Investment Companies Managed..........................................80
        Codes of Ethics.......................................................80
        Management and Control of NB Management and Lehman Brothers
              Asset Management................................................81

DISTRIBUTION ARRANGEMENTS.....................................................81

ADDITIONAL PURCHASE INFORMATION...............................................84
        Share Prices and Net Asset Value......................................84
        Automatic Investing and Dollar Cost Averaging.........................84

ADDITIONAL EXCHANGE INFORMATION...............................................86

ADDITIONAL REDEMPTION INFORMATION.............................................90
        Suspension of Redemptions.............................................90
        Redemptions in Kind...................................................91

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................91

ADDITIONAL TAX INFORMATION....................................................92
        Taxation of the Funds.................................................92

        Taxation of Government Master Series.................................101
        Taxation of the Funds' Shareholders...................................95

VALUATION OF PORTFOLIO SECURITIES.............................................96

PORTFOLIO TRANSACTIONS........................................................97
        Portfolio Turnover...................................................102
        Proxy Voting.........................................................102

PORTFOLIO HOLDINGS DISCLOSURE................................................103

REPORTS TO SHAREHOLDERS......................................................104

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS...............................106

CUSTODIAN AND TRANSFER AGENT.................................................107

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................107

LEGAL COUNSEL................................................................108

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................108

REGISTRATION STATEMENT.......................................................111

FINANCIAL STATEMENTS.........................................................112

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

                             INVESTMENT INFORMATION

      Each Fund is a separate operating series of Neuberger Berman Income Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

      Neuberger Berman GOVERNMENT MONEY Fund seeks its investment objective by investing all of its net investable assets in GOVERNMENT Master Series ("Master Series"), a series of Institutional Liquidity Trust ("Master Trust") that has an investment objective identical to, and a name similar to, that of the Fund. GOVERNMENT Master Series, in turn, invests in securities in accordance with an investment objective, policies and limitations identical to those of Neuberger Berman GOVERNMENT MONEY Fund. GOVERNMENT Master Series is advised by NB Management and sub-advised by Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management"). Throughout this SAI, the term "Fund" refers to Government Master Series or Neuberger Berman Government Money Fund as appropriate.

      At the close of business on June 10, 2005, Lehman Brothers CORE BOND Fund acquired all the assets and assumed all the liabilities of Ariel Premier Bond Fund, a series of Ariel Investment Trust. Prior to that date, Lehman Brothers CORE BOND Fund had no operations. Financial and performance information in this SAI prior to June 10, 2005 for the Fund is that of each respective class of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund for performance and accounting purposes.

      At the close of business on September 6, 2002, Lehman Brothers HIGH INCOME Bond Fund acquired all the assets and assumed all the liabilities of Lipper High Income Bond Fund, a series of The Lipper Funds, Inc., and Neuberger Berman HIGH YIELD Bond Fund, a prior series of the Trust. Prior to that date, Lehman Brothers HIGH INCOME Bond Fund had no operations.

      Through February 9, 2001, the Funds (except Lehman Brothers CORE BOND Fund and Lehman Brothers HIGH INCOME Bond Fund) were organized as feeder funds in master-feeder structures rather than in a single level multiple-class structure. As feeder funds, they were series of Neuberger Berman Income Funds and Neuberger Berman Income Trust. As of that date, those feeder funds reorganized into the Funds' Investor Class and Trust Class of units of beneficial interest ("shares"), respectively.

      The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

      (1) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented or

      (2)   a majority of the outstanding shares of the Fund.

      These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations
-----------------------------------

      Each Fund has the following fundamental investment policy:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables  relating  to  securities)  in  an  open-end  management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      A Fund's policy on "Investments in Any One Issuer" does not limit a Fund's ability to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

      For Neuberger Berman GOVERNMENT MONEY Fund, all other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of GOVERNMENT Master Series. Therefore, although the following discusses the investment policies and limitations of GOVERNMENT Master Series, it applies equally to Neuberger Berman GOVERNMENT MONEY Fund.

      For purposes of the investment limitation on concentration in a particular industry, Lehman Brothers SHORT DURATION Bond Fund determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under the Fund's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the Fund's quality restrictions without credit support, the Fund treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Neuberger Berman CASH RESERVES determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") is interpreted to include similar types of time deposits.

      With respect to the limitation on borrowings, Lehman Brothers HIGH INCOME Bond Fund may pledge assets in connection with permitted borrowings. For purposes of its limitation on commodities, Lehman Brothers SHORT DURATION Bond Fund does not consider foreign currencies or forward contracts to be physical commodities and Lehman Brothers CORE BOND Fund does not consider forward contracts to be physical commodities.

      For purposes of Lehman Brothers CORE BOND Fund's investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") is interpreted to include similar types of time deposits.

      Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing or illiquid securities, Lehman Brothers Asset Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

      The fundamental investment policies and limitations of GOVERNMENT Master Series are as follows:

      1.    BORROWING. The Fund may not borrow money,  except  that the Fund may
(i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). In addition to the foregoing, the Fund may borrow from any person for temporary purposes in an amount not exceeding 5% of the Fund's total assets at the time the loan is made.

      2. COMMODITIES AND REAL ESTATE. The Fund may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by the Government National Mortgage Association ("GNMA").

      3. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, provided, however that in accordance with its investment objective, policies, and limitations, the Fund can (i) purchase debt securities and (ii) engage in repurchase agreements.

      4. INDUSTRY CONCENTRATION. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities") or (ii) investments in CDs or banker's acceptances issued by domestic branches of U.S. banks.

      5. DIVERSIFICATION. The Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Fund is subject to the diversification requirements under Rule 2a-7.)

      6. SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under the 1940 Act.

      7. UNDERWRITING. The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

      8. SHORT SALES AND PUTS, CALLS, STRADDLES, OR SPREADS. The Fund may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

      The non-fundamental investment policies and limitations of GOVERNMENT Master Series are as follows:

      1. BORROWING AND SECURITIES LENDING. The Fund will not invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Fund does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

      2. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      3. INVESTMENTS IN ANY ONE ISSUER. The Fund may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the Fund's total assets would be invested in the securities of that issuer.

      4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

      5. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions.

      The fundamental investment policies and limitations of Neuberger Berman CASH RESERVES, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund, and Lehman Brothers MUNICIPAL SECURITIES Trust unless otherwise indicated are as follows:

      1. BORROWING (NEUBERGER BERMAN CASH RESERVES, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND, AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). No Fund may borrow money, except that a Fund may
(i) borrow money from banks for temporary or emergency purposes and (except for Lehman Brothers HIGH INCOME Bond Fund) not for leveraging or investment, and

(ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      BORROWING (LEHMAN BROTHERS CORE BOND FUND). The Fund may not borrow money, except that it may borrow money from banks for temporary or emergency purposes and not for leveraging or investment; provided that borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, it will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      2. COMMODITIES. Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers HIGH INCOME Fund, Lehman Brothers CORE BOND Fund and Lehman Brothers MUNICIPAL SECURITIES Trust may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. For Lehman Brothers HIGH INCOME Bond Fund this restriction also shall not prohibit the Fund from purchasing foreign currency, forward contracts, swaps, caps, collars, floors and other financial instruments. Neuberger Berman CASH RESERVES may not purchase commodities or contracts thereon, but this restriction shall not prohibit the Fund from purchasing the securities of issuers that own interests in any of the foregoing.

      3. DIVERSIFICATION. No Fund may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, Neuberger Berman CASH RESERVES is subject to the diversification requirements of Rule 2a-7.)

      4. INDUSTRY CONCENTRATION (LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). No Fund may invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) U.S. Government and Agency Securities or (ii) investments by Lehman Brothers MUNICIPAL SECURITIES Trust in municipal securities.

      INDUSTRY CONCENTRATION (NEUBERGER BERMAN CASH RESERVES). The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Fund normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. This limitation does not apply to purchases of U.S. Government and Agency Securities.

      5. LENDING. No Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, and for Lehman Brothers HIGH INCOME Bond Fund loans, loan participations or other forms of direct debt instruments or (ii) by engaging in repurchase agreements.

      6. REAL ESTATE. No Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

      7. SENIOR SECURITIES. No Fund may issue senior securities, except as permitted under the 1940 Act.

      8. UNDERWRITING. No Fund may engage in the business of underwriting securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

      The non-fundamental investment policies and limitations of Neuberger Berman CASH RESERVES, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund and Lehman Brothers SHORT DURATION Bond Fund unless otherwise indicated are as follows:

      1. INVESTMENTS IN ANY ONE ISSUER. Neuberger Berman CASH RESERVES may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer.

      2. ILLIQUID SECURITIES. No Fund may purchase any security if, as a result, more than 15% of its net assets (10% in the case of Neuberger Berman CASH RESERVES) would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      3. BORROWING (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Neither Fund may purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets. The Lehman Brothers HIGH INCOME Bond Fund does not currently intend to borrow for leveraging or investment.

      BORROWING (NEUBERGER BERMAN CASH RESERVES). The Fund will not invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Fund currently does not intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

      BORROWING (LEHMAN BROTHERS CORE BOND FUND). The Fund may not purchase securities if outstanding borrowings of money exceed 5% of its total assets.

      4. LENDING (NEUBERGER BERMAN CASH RESERVES, LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Except for the purchase of debt securities and engaging in repurchase agreements, the Funds may not make any loans other than securities loans.

      LENDING (LEHMAN BROTHERS HIGH INCOME BOND FUND). Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

      5. MARGIN TRANSACTIONS. No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. For Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund and Lehman Brothers SHORT DURATION Bond Fund, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

      6. BONDS AND OTHER DEBT SECURITIES (LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS HIGH INCOME BOND FUND). Each Fund normally invests at least 80% of the sum of its net assets plus any borrowings for investment purposes in bonds and other debt securities. Although this is a non-fundamental policy, the Fund Trustees will not change this policy without at least 60 days' notice to shareholders.

      The non-fundamental investment policies and limitations of Lehman Brothers MUNICIPAL SECURITIES Trust are as follows:

      1. GEOGRAPHIC CONCENTRATION. The Fund will not invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

      2. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      3. BORROWING. The Fund may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

      4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

      5. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

SENIOR SECURITIES: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC staff will not raise senior securities issues under the 1940 Act.




Cash Management and Temporary Defensive Positions
-------------------------------------------------

      For temporary defensive purposes, each Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper (except for GOVERNMENT Master Series), other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on certain other debt securities in which Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund, and Lehman Brothers HIGH INCOME Bond Fund normally invest. These investments may produce taxable income and after-tax yields for Lehman Brothers MUNICIPAL SECURITIES Trust that are lower than the tax-equivalent yields available on municipal securities at the time.

      Pursuant to an exemptive order received from the SEC, each Fund also may invest in shares of a money market fund and an unregistered fund, each managed by NB Management or an affiliate, to manage uninvested cash (which will only be invested in shares of a money market fund) and cash collateral received in connection with securities lending. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund. Investments of uninvested cash in shares of registered money market funds managed by NB Management or an affiliate are limited to amounts not exceeding 25% of the investing fund's total assets. Under the exemptive order, Neuberger Berman CASH RESERVES and Neuberger Berman GOVERNMENT MONEY Fund cannot invest in an unregistered fund that does not comply with rule 2a-7.

      Borrowing (All Funds)
      ---------------------

      If at any time borrowings exceed 33 1/3% of the value of a Fund's total assets, that Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation.

Additional Investment Information
---------------------------------

      The Funds may make the following investments, among others. The table identifies which of the investment strategies discussed in this statement of additional information are principal investment strategies of each Fund. The principal strategies of each Fund are also discussed in the Prospectuses. The section following the table discusses each of the investment strategies mentioned. The Funds will not necessarily buy all of the types of securities or use all of the investment techniques that are described.


--------------------------------------------------------------------------------
 PRINCIPAL                  LEHMAN
INVESTMENT        CASH     BROTHERS                HIGH     SHORT     MUNICIPAL
STRATEGIES      RESERVES     CORE     GOVERNMENT  INCOME   DURATION   SECURITIES
--------------------------------------------------------------------------------
Fixed Income        X         X           X          X         X          X
Securities
--------------------------------------------------------------------------------
Municipal                                                                 X
Obligations
--------------------------------------------------------------------------------
U.S.                X         X           X                    X
Government and
Agency
Securities
--------------------------------------------------------------------------------
Corporate                     X                      X
Bonds
--------------------------------------------------------------------------------
Repurchase          X         X           X          X         X
Agreements
--------------------------------------------------------------------------------
Securities                    X                      X                    X
Loans
--------------------------------------------------------------------------------
Commercial          X         X
Paper
--------------------------------------------------------------------------------
Reverse
Repurchase
Agreements
--------------------------------------------------------------------------------
Financial           X
Services
Obligations
--------------------------------------------------------------------------------
Variable or         X         X                      X         X          X
Floating Rate
Securities
--------------------------------------------------------------------------------
Mortgage-Backed               X                                X
Securities
--------------------------------------------------------------------------------
Asset-Backed        X         X                                X
Securities
--------------------------------------------------------------------------------
U.S. Dollar-        X         X                                X
Denominated
Foreign Debt
Securities
--------------------------------------------------------------------------------
Foreign                                                        X
Currency
Denominated
Securities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PRINCIPAL                  LEHMAN
INVESTMENT        CASH     BROTHERS                HIGH     SHORT     MUNICIPAL
STRATEGIES      RESERVES     CORE     GOVERNMENT  INCOME   DURATION   SECURITIES
--------------------------------------------------------------------------------
Lower-Rated                                          X         X
Debt
Securities
--------------------------------------------------------------------------------
Equity                                               X
Securities
--------------------------------------------------------------------------------
When-Issued                   X
Securities
--------------------------------------------------------------------------------

      DESCRIPTION OF MUNICIPAL OBLIGATIONS (ALL FUNDS EXCEPT GOVERNMENT MASTER SERIES, LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS CORE BOND
FUND).

      Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

      Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

      The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Fund's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

      Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

      Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

      The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

      From time to time, federal legislation has affected the availability of municipal obligations for investment by any Fund. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. If such legislation were enacted, Lehman Brothers MUNICIPAL SECURITIES Trust would reevaluate its investment objective, policies, and limitations. The Internal Revenue Service ("Service") occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest a Fund earned was taxable, that interest could be deemed taxable retroactive to the time of the Fund's purchase of the relevant security.

      Listed below are different types of municipal obligations:

      GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

      REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral obligation" of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

      Most private activity bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

      RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

      MUNICIPAL LEASE OBLIGATIONS (LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. The Fund will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Fund a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to the Fund.

      MUNICIPAL NOTES.  Municipal notes include the following:

      1. PROJECT NOTES are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are primarily obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the United States as additional security.

      2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as property, income and sales taxes, and are payable from these future revenues.

      3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenue, such as that available under federal revenue-sharing programs. Because of proposed measures to reform the federal budget and alter the relative obligations of federal, state, and local governments, many revenue-sharing programs are in a state of uncertainty.

      4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

      5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae (also known as the Federal National Mortgage Association) or Ginnie Mae (also known as the Government National Mortgage Association).

      6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation issued by a state or local government or agency thereof to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

      7. PRE-REFUNDED AND "ESCROWED" MUNICIPAL BONDS are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities (defined below). Each Fund can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.

      RESIDUAL INTEREST BONDS (LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). The Fund may purchase one component of a municipal security that is structured in two parts: A variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 35 days, while the residual interest bond holder receives the balance of the income less an auction fee. These instruments are also known as inverse floaters because the income received on the residual interest bond is inversely related to the market rates. The market prices of residual interest bonds are highly sensitive to changes in market rates and may decrease significantly when market rates increase.

      TENDER OPTION BONDS (LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, the Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. NB Management considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond's rating falls below investment grade. The tax treatment of tender option bonds is unclear and the Fund will not invest in them unless NB Management has assurances that the interest thereon will be exempt from federal income tax.

      YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS (ALL FUNDS EXCEPT LEHMAN BROTHERS CORE BOND FUND AND GOVERNMENT MASTER SERIES). Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

      Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Fund's investments, whereas a decline in interest rates generally will increase that value. The ability of each Fund to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which the Funds invest (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

      POLICIES AND LIMITATIONS. As a fundamental policy, Lehman Brothers MUNICIPAL SECURITIES Trust normally invests at least 80% of its total assets in municipal obligations. Except as otherwise provided in the Prospectuses and this SAI, the Fund's investment portfolio may consist of any combination of the types of municipal obligations described in the Prospectuses or in this SAI. The proportions in which the Fund invests in various types of municipal obligations will vary from time to time. Lehman Brothers SHORT DURATION Bond Fund may invest up to 5% of its net assets in municipal obligations. Neuberger Berman CASH RESERVES may invest in municipal obligations that otherwise meet its criteria for quality and maturity. Lehman Brothers HIGH INCOME Bond Fund may invest in municipal obligations but has no current intention of doing so.

      U.S. GOVERNMENT AND AGENCY SECURITIES (ALL FUNDS). "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States.

      "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the GNMA, Fannie Mae (also known as the "Federal National Mortgage Association"), Freddie Mac (also known as the "Federal Home Loan Mortgage Corporation"), Sallie Mae (formerly known as the "Student Loan Marketing Association"), Federal Home Loan Banks ("FHLB"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

      U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

      GOVERNMENT Master Series and Neuberger Berman CASH RESERVES may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than that of United States Treasury bills with comparable maturities.

       POLICIES AND LIMITATIONS. Neuberger Berman CASH RESERVES may invest 25% or more of its total assets in U.S. Government and Agency Securities. Under normal circumstances, Lehman Brothers HIGH INCOME Bond Fund may invest up to 20% of its total assets in U.S. Government and Agency Securities.

      GOVERNMENT  Master  Series  normally invests all of  its  assets  in  U.S.
Government and Agency Securities and repurchase agreements relating to such securities. Neither GOVERNMENT Master Series nor its corresponding fund, Neuberger Berman GOVERNMENT MONEY Fund, will change this strategy without providing shareholders at least 60 days' advance notice.

      Lehman Brothers CORE BOND Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, and Lehman Brothers SHORT DURATION Bond Fund have no specific limits or requirements relating to the amount of assets invested in U.S. Government and Agency Securities; however, each of those Funds must invest according to its investment objective and policies.

      CORPORATE BONDS (LEHMAN BROTHERS CORE BOND FUND). The Fund will normally invest in corporate issues that are rated A or better by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") or Fitch, Inc., each of which is a nationally recognized statistical rating organization ("NRSRO"), or that are not rated by Moody's, S&P or Fitch, Inc. but are deemed by Lehman Brothers Asset Management to be of comparable quality.

      The Fund may invest in investment grade corporate bonds. Usually, no single corporate issuer will comprise more than 5% of the Fund's total assets at the time of investment. The value of lower-rated corporate debt securities is more sensitive to economic changes or individual corporate developments than higher-rated investments.

      INFLATION-INDEXED SECURITIES (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). The Funds may invest in U.S. Treasury securities the principal value of which is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on it than on a conventional bond.

      Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed-rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate U.S. Treasury securities having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

      Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because each Fund must distribute substantially all of its net income to its shareholders to avoid payment of federal income and excise taxes, a Fund may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

      ILLIQUID SECURITIES (ALL FUNDS). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless Lehman Brothers Asset Management, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Funds may be subject to legal restrictions which could be costly to the Funds.

      POLICIES AND LIMITATIONS. Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust may each invest up to 15% of its net assets in illiquid securities (10% in the case of Neuberger Berman CASH RESERVES and GOVERNMENT Master Series).

      REPURCHASE AGREEMENTS (ALL FUNDS). In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. Lehman Brothers Asset Management monitors the creditworthiness of sellers.

      GOVERNMENT Master Series and Neuberger Berman CASH RESERVES may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand of more than seven days are considered to be illiquid securities; no Fund may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 15% (10% in the case of Neuberger Berman CASH RESERVES and GOVERNMENT Master Series) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) for all Funds other than Neuberger Berman CASH RESERVES and GOVERNMENT Master Series, the underlying securities are of the type (excluding maturity and duration limitations) that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

      SECURITIES LOANS (ALL FUNDS). Each Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by Lehman Brothers Asset Management, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Lehman Brothers Asset Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Funds can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Funds also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. The Funds may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

      POLICIES AND LIMITATIONS. In order to realize income, each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by

Lehman Brothers Asset Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. A Fund does not count the collateral for purposes of any investment policy or limitation that requires that Fund to invest specific percentages of its assets in accordance with its principal investment program.

      For Neuberger Berman CASH RESERVES and GOVERNMENT Master Series, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, each of Neuberger Berman CASH RESERVES and GOVERNMENT Master Series does not currently intend to invest more than 20% of its total assets in securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

      RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL FUNDS). A Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund's illiquidity. Lehman Brothers Asset Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

      Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

      POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund's 15% (10% in the case of the Neuberger Berman CASH RESERVES and Neuberger Berman GOVERNMENT MONEY) limit on investments in illiquid securities.

      COMMERCIAL PAPER (ALL FUNDS EXCEPT GOVERNMENT MASTER SERIES). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

      POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Fund's 15% (10% in the case of Neuberger Berman CASH RESERVES) limit on investments in illiquid securities. Lehman Brothers MUNICIPAL SECURITIES Trust may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by NB Management to be of equivalent quality.

      REVERSE REPURCHASE AGREEMENTS (ALL FUNDS EXCEPT LEHMAN BROTHERS CORE  BOND
FUND). In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

      For Neuberger Berman CASH RESERVES and GOVERNMENT Master Series, their investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. The Funds generally will enter into a reverse repurchase agreement only if the adviser anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Funds receive a large-scale redemption near noon, Eastern time, for Neuberger Berman CASH RESERVES or 5:00 p.m., Eastern time for GOVERNMENT Master Series.

      POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to each Fund's obligations under the agreement.

      Neuberger Berman CASH RESERVES and GOVERNMENT Master Series each may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. However, as an operating policy, none of these Funds currently intends to invest more than 20% of its total assets in reverse repurchase agreements. For each of these Funds, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

      BANKING AND SAVINGS INSTITUTION SECURITIES (ALL FUNDS EXCEPT GOVERNMENT MASTER SERIES). These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which the Funds invest typically are not covered by deposit insurance.

      A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

      Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

      In addition, for the Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund and Lehman Brothers SHORT DURATION Bond Fund, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.

      FINANCIAL SERVICES OBLIGATIONS (NEUBERGER BERMAN CASH RESERVES). Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field. Because the Fund normally will concentrate more than 25% of its total assets in the obligations of companies in the financial services industries, it will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.

      CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Fund invests typically are not covered by deposit insurance.

      POLICIES AND LIMITATIONS. The Fund normally will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

      VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES (ALL FUNDS). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

      Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Fund's quality standards. Accordingly, in purchasing these securities, each Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. A Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

      The Adjustable Rate Securities in which Lehman Brothers MUNICIPAL SECURITIES Trust invests are municipal obligations. Among the Adjustable Rate Securities in which Neuberger Berman CASH RESERVES may invest are so-called guaranteed investment contracts ("GICs") issued by insurance companies. In the event of insolvency of the issuing insurance company, the ability of the Fund to recover its assets may depend on the treatment of GICs under state insurance laws.

      POLICIES AND LIMITATIONS. Except for Neuberger Berman CASH RESERVES and GOVERNMENT Master Series, no Fund may invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, each Fund excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit. Neuberger Berman CASH RESERVES and GOVERNMENT Master Series may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

      For purposes of determining its dollar-weighted average maturity, each Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, each Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, Lehman Brothers Asset Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

      GICs are generally regarded as illiquid. Thus, Neuberger Berman CASH RESERVES may not invest in such GICs if, as a result, more than 10% of the value of its net assets would then be invested in such GICs and other illiquid securities.

      PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE (LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). When a Fund purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Fund that terminates if the Fund sells the obligations to a third party.

      The Fund may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. The Fund's ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, the Fund may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

      Although the Fund does not currently intend to invest in standby commitments, it reserves the right to do so. By enabling a Fund to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Fund to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

      Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by the Fund is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Fund's investment portfolio.

      POLICIES AND LIMITATIONS. The Fund will not invest in standby commitments unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund earns on municipal obligations subject to a standby commitment will be exempt from federal income tax. The Fund will not acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Fund will do so only to facilitate portfolio liquidity.

      PARTICIPATION INTERESTS (LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). The Fund may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by the Fund's adviser to be creditworthy. The Fund has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only
(1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although the Fund does not currently intend to acquire participation interests, it reserves the right to do so in the future.

      POLICIES AND LIMITATIONS. The Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund earns on municipal obligations in which it holds participation interests is exempt from federal income tax.

      MONEY MARKET FUNDS (ALL FUNDS). Each Fund may invest in the shares of money market funds that are consistent with its investment objectives and policies. Each Fund may invest up to 10% of its total assets in the securities of money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Fund to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

      POLICIES AND LIMITATIONS. For cash management purposes, each Fund may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. None of the Funds has any current intention to make use of this authority.

      Otherwise, each Fund's investment in securities of other registered investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.

      Additionally, in reliance on an SEC exemptive rule, a Fund may invest an unlimited amount of its uninvested cash in a money market fund if the Fund meets certain conditions required under the 1940 Act, including paying no sales charge, as defined in rule 2830(b)(8) of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") ("sales charge"), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of the NASD, charged in connection with the purchase, sale, or redemption of securities issued by a money market fund ("service fee"); or the Fund's investment adviser waives its advisory fee in an amount necessary to offset any sales charge or service fee. None of the Funds has any current intention to make use of this authority.

      Each Fund is also able to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

      OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund may invest in the shares of other investment companies that are consistent with its investment policies. Such investment may be the most practical or only manner in which the Fund can participate in certain markets, such as foreign markets, because of the expenses involved or because other vehicles for investing in those markets or countries may not be available at the time the Fund is ready to make an investment. Each Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index.

      As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. No Fund intends to invest in such investment companies unless, in the judgment of Lehman Brothers Asset Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, the Fund's investment in securities of other registered investment companies is generally limited to
(i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.

      Additionally, in reliance on an SEC exemptive rule, a Fund may invest an unlimited amount of its uninvested cash in a money market fund if the Fund meets certain conditions required under the 1940 Act (see "Money Market Funds" for more information).

      Each Fund is also able to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

      MORTGAGE-BACKED SECURITIES (ALL FUNDS EXCEPT LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

      Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

      Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

      Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Funds use an approach that Lehman Brothers Asset Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

      Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a PRO RATA basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

      Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. Lehman

Brothers Asset Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Fund's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. A Fund may buy mortgage-backed securities without insurance or guarantees, if Lehman Brothers Asset Management determines that the securities meet the Fund's quality standards. Lehman Brothers Asset Management will, consistent with the Funds' investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

      POLICIES AND LIMITATIONS. A Fund may not purchase mortgage-backed securities that, in NB Management's opinion, are illiquid if, as a result, more than 15% (10% in the case of Neuberger Berman CASH RESERVES and GOVERNMENT
Master Series) of the Fund's net assets would be invested in illiquid securities. GOVERNMENT Master Series may invest in U.S. Government agency mortgage-backed securities only if they are backed by the full faith and credit of the United States.

      Lehman Brothers CORE BOND Fund currently does not intend to purchase mortgage-backed securities that are not issued or guaranteed by an agency or instrumentality of the U.S. Government. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to Lehman Brothers CORE BOND Fund's industry concentration restrictions, set forth under "Fundamental Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government Securities. In the case of privately issued mortgage-related securities, Lehman Brothers CORE BOND Fund takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, Fannie Mae or Freddie Mac. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs.

      FREDDIE MAC COLLATERALIZED MORTGAGE OBLIGATIONS (LEHMAN BROTHERS CORE BOND
FUND). Freddie Mac CMOs are debt obligations of Freddie Mac issued in multiple tranches having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by Freddie Mac. Unlike Freddie Mac PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with Freddie Mac's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual tranches of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of Freddie Mac's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. This "pass-through" of prepayments has the effect of retiring most CMO tranches prior to their stated final maturity.

      If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet Freddie Mac's minimum sinking fund obligation on the next sinking fund payment date, Freddie Mac agrees to make up the deficiency from its general funds.

      Criteria for the mortgage loans in the pool backing the Freddie Mac CMOs are identical to those of Freddie Mac PCs. Freddie Mac has the right to substitute collateral in the event of delinquencies and/or defaults.

      OTHER MORTGAGE-RELATED SECURITIES (LEHMAN BROTHERS CORE BOND FUND). Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

      REAL ESTATE-RELATED INSTRUMENTS (LEHMAN BROTHERS HIGH INCOME BOND FUND). Real estate-related instruments include shares of real estate investment trusts ("REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

      Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property or the quality of the credit extended. Both types of REITs are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code of 1986, as amended ("Code"), and failing to maintain exemption from the 1940 Act.

      The shares of a REIT are subject to its management fees and other expenses. Therefore, investments in REITs would cause the Fund to bear its proportionate share of the costs of the REITs' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. The Fund does not intend to invest in REITs unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable fees.

      POLICIES AND LIMITATIONS. The Fund may invest up to 20% of its total assets in real estate-related instruments, preferred stock, warrants, common stock or other equity securities.

      ASSET-BACKED SECURITIES (ALL FUNDS EXCEPT GOVERNMENT MASTER SERIES AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

      Certificates for Automobile Receivables[SM] ("CARS[SM]") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARS[SM] if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

      Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

      Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

      Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund and Lehman Brothers SHORT DURATION Bond Fund each may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to a Fund.

      U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES (ALL FUNDS EXCEPT GOVERNMENT MASTER SERIES AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad.

      POLICIES AND LIMITATIONS. These investments are subject to each Fund's quality, maturity, and duration standards.

      FOREIGN CURRENCY DENOMINATED SECURITIES (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Foreign currency denominated securities are denominated in or indexed to foreign currencies, including
(1) CDs (including similar time deposits), commercial paper, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and
(3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscatory taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments.

      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

      Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

      Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

      POLICIES AND LIMITATIONS. Each Fund may invest up to 25% of its net assets in foreign securities denominated in or indexed to foreign currencies and, with respect to Lehman Brothers HIGH INCOME Bond Fund, American Depositary Receipts ("ADRs") on such securities. Within that limitation, however, neither Fund is restricted in the amount it may invest in securities denominated in any one foreign currency. The Funds invest in foreign currency denominated foreign securities of issuers in countries whose governments are considered stable by NB Management.

      AMERICAN DEPOSITARY RECEIPTS (LEHMAN BROTHERS HIGH INCOME BOND FUND). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information. If the underlying security is denominated in a foreign currency, investment in the ADR is subject to the risk of fluctuations in the exchange rate, even though the ADR is denominated in U.S. dollars.

      POLICIES AND LIMITATIONS. The Fund will limit its investment in unsponsored ADRs to no more than 5% of the value of the Fund's net assets. ADRs on foreign securities which are denominated in foreign currencies are subject to the Fund's 25% limit on foreign securities denominated in foreign currencies.

      DOLLAR ROLLS (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). In a "dollar roll," a Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in a Fund's NAV and may be viewed as a form of leverage. A "covered roll" is a specific type of dollar roll in which the Fund holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to dollar rolls.

      POLICIES AND LIMITATIONS. Dollar rolls are considered borrowings for purposes of a Fund's investment policies and limitations concerning borrowings.

      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (ALL FUNDS). These transactions involve a commitment by each Fund to purchase securities that will be issued at a future date ordinarily within two months, although a Fund may agree to a longer settlement period. These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae and Freddie Mac certificates. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

      When-issued and delayed delivery transactions enable a Fund to "lock in" what Lehman Brothers Asset Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, a Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, each Fund will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

      The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Fund's NAV starting on the date of the agreement to purchase the securities. Because a Fund has not yet paid for the securities, this produces an effect similar to leverage. A Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because a Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Fund's interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

      When-issued and delayed-delivery transactions may cause a Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

      POLICIES AND LIMITATIONS. Lehman Brothers MUNICIPAL SECURITIES Trust may not invest more than 10% of its total assets in when-issued securities.

      A Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it has been entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

      A Fund may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.

      When a Fund purchases securities on a when-issued or delayed delivery basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Fund's purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued or delayed delivery purchases.

      LEVERAGE (ALL FUNDS). A Fund may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Fund's NAV. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Fund's shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

      POLICIES AND LIMITATIONS. Each Fund may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). GOVERNMENT Master Series may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation. However, as an operating policy, neither Neuberger Berman CASH

RESERVES nor GOVERNMENT Master Series will invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

      OPTIONS AND FORWARD CONTRACTS (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS CORE BOND FUND). As described below, these instruments may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Fund resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities or to seek to enhance the Fund's income or gain. The Fund may use any or all types of these instruments at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized instrument will be a function of numerous variables, including market conditions.

      FUTURES CONTRACTS AND OPTIONS THEREON (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). The Funds may purchase and sell interest rate and bond index futures contracts and options thereon, and Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers HIGH INCOME Bond Fund may purchase and sell foreign currency futures contracts (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits a Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Funds view investment in (1) interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Funds.

      A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

      U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

      Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss. While Futures Contracts entered into by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

      "Margin" with respect to Futures is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Fund's Futures positions. The margin deposit made by a Fund when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Fund. In computing its daily NAV, each Fund marks to market the value of its open Futures positions. A Fund also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on Futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

      An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on Futures have characteristics and risks similar to those of securities options, as discussed herein.

      Although each Fund believes that the use of Futures Contracts will benefit it, if Lehman Brothers Asset Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, a Fund's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Fund's Futures position and the securities held by or to be purchased for the Fund. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

      Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

      Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could (depending on the size of the position) have an adverse impact on the NAV of the Fund.

      Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

      POLICIES AND LIMITATIONS. The Funds may purchase and sell interest rate and bond index Futures and may purchase and sell options thereon in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers HIGH INCOME Bond Fund engage in foreign currency Futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates.

      No Fund engages in transactions in Futures or options thereon for speculation.

      CALL OPTIONS ON SECURITIES (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Each Fund may write covered call options and may purchase call options. The purpose of writing covered call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's NAV) or to earn premium  income.  Fund  securities  on which call options  may  be  written  and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

      When a Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. That Fund receives a premium for writing the option. When writing call options, each Fund writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, that Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. A Fund may be obligated to deliver securities underlying a call option at less than the market price.

      The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Funds will not do), but is capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

      If a call option that a Fund has written expires unexercised, that Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

      When a Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Fund would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

      POLICIES AND LIMITATIONS. Each Fund may write covered call options and may purchase call options on debt securities in its portfolio or on foreign currencies in its portfolio for hedging purposes. Each Fund may write covered call options for the purpose of producing income. Each Fund will write a call option on a security only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.

      PUT OPTIONS ON SECURITIES (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Each Fund may write and purchase put options on securities. A Fund will receive a premium for writing a put option, which obligates that Fund to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. A Fund may be obligated to purchase the underlying security at more than its current value.

      When a Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. A Fund might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

      Fund securities on which put options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

      POLICIES AND LIMITATIONS. Each Fund may write and purchase put options on securities or on foreign currencies for hedging purposes (i.e., to reduce, at least in part, the effect on NAV of price fluctuations of securities held by the
Fund).

      GENERAL INFORMATION ABOUT SECURITIES OPTIONS (ALL FUNDS). The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, that Fund will lose the entire amount of the premium paid.

      Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counterparty, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) that Fund originally sold (or purchased) the option. There can be no assurance that a Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty's insolvency, a Fund may be unable to liquidate its options position and the associated cover. Lehman Brothers Asset Management monitors the creditworthiness of dealers with which the Funds may engage in OTC options transactions.

      The premium received (or paid) by the Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Fund's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

      Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits a Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

      A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

      A Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying market that cannot be reflected in the options markets.

      POLICIES AND LIMITATIONS. The assets used as cover (or held in a segregated account) for OTC options written by a Fund will be considered illiquid and thus subject to each Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES (LEHMAN BROTHERS HIGH INCOME BOND FUND). The Fund may purchase and sell call and put options on securities indices and other financial indices. In so doing, the Fund can pursue many of the same objectives it would pursue through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other investment except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an over-the-counter option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may by multiplied by a formula value. The seller of the obligation is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

      FORWARD FOREIGN CURRENCY CONTRACTS (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Each Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). Each Fund enters into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

      Forward Contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

      At the consummation of a Forward Contract to sell currency, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in Forward Contract prices. Closing purchase transactions with respect to Forward Contracts are usually made with the currency dealer who is a party to the original Forward Contract.

      NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

      However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If a Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using Forward Contracts to protect the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because Forward Contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Fund may experience delays in the settlement of its foreign currency transactions.

      POLICIES AND LIMITATIONS. The Funds do not engage in transactions in Forward Contracts for speculation; they view investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them.

      OPTIONS ON FOREIGN CURRENCIES (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Each Fund may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

      POLICIES AND LIMITATIONS. The Funds would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities.

      COMBINED TRANSACTIONS (LEHMAN BROTHERS HIGH INCOME BOND FUND). The Fund may enter into multiple transactions including multiple options transactions, multiple interest transactions and any combination of options and interest rate transactions, instead of a single Hedging Instrument (as defined below) as part of a single or combined strategy when, in the judgment of NB Management, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on NB Management's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund's management objective.

      REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES, SECURITIES INDICES AND FOREIGN CURRENCIES, AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS") (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). To the extent a Fund sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

      COVER FOR HEDGING INSTRUMENTS (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). Each Fund will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet current obligations. A Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Fund.

      POLICIES AND LIMITATIONS. Each Fund will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

      GENERAL RISKS OF HEDGING INSTRUMENTS (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Fund and changes in the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Fund's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. Lehman Brothers Asset Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected by the Portfolio Manager to resemble or offset that of the Fund's underlying securities or currency. There can be no assurance that a Fund's use of Hedging Instruments will be successful.

      A Fund's use of Hedging Instruments may be limited by certain provisions of the Code with which it must comply if it is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information -- Taxation of the Funds."

      The Funds are not obligated to use any Hedging Instruments and make no representations as to the availability or use of these techniques at this time or at any time in the future.

      POLICIES AND LIMITATIONS. Lehman Brothers Asset Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of a Fund's underlying securities or currency. Lehman Brothers Asset Management intends to reduce the risk that a Fund will be unable to close out Hedging Instruments by entering into such transactions only if Lehman Brothers Asset Management believes there will be an active and liquid secondary market.

      INDEXED SECURITIES (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Lehman Brothers SHORT DURATION Bond Fund may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

      Lehman Brothers HIGH INCOME Bond Fund may invest in various securities that are intended to track broad-based, U.S. market indices, including Standard & Poor's Depository Receipts ("SPDRs"), Diamonds, and Nasdaq-100 Shares. SPDRs represent units in a trust that holds a portfolio of common stocks that closely tracks the price, performance and dividend yield of the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"). SPDRs also entitle holders to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 Index stocks in the underlying portfolio. Diamonds represent units in an investment trust that holds the 30 component stocks comprising the Dow Jones Industrial Average ("DJIA") and are designed to track the performance of the DJIA. Diamonds pay monthly dividends that correspond to the dividend yields of the DJIA component stocks. Nasdaq-100 shares represent ownership in the Nasdaq-100 trust, a unit investment trust that accumulates and holds a portfolio of equity securities that track the Nasdaq-100 Index. Nasdaq-100 Shares are designed to track the performance and dividend yield of the Nasdaq-100 Index. SPDRs and Diamonds are listed on the American Stock Exchange. Nasdaq-100 Shares are listed on the Nasdaq Stock Market.

      Most indexed securities are short- to intermediate- term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

      ZERO COUPON, STEP COUPON AND PAY-IN-KIND SECURITIES (ALL FUNDS EXCEPT LEHMAN BROTHERS CORE BOND FUND). Each Fund may invest in zero coupon securities; Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers HIGH INCOME Bond Fund may also invest in step coupon securities; and Lehman Brothers HIGH INCOME Bond Fund may also invest in pay-in-kind securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon and step coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

      Zero coupon and step coupon securities are redeemed at face value when they mature. The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by each Fund prior to the receipt of any actual payments. Pay-in-kind securities pay interest through the issuance of additional securities.

      Because each Fund must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon, step coupon and pay-in-kind securities) each year for federal income and excise tax purposes, a Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information -- Taxation of the Funds."

      The market prices of zero coupon, step coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

      SWAP AGREEMENTS (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). To help enhance the value of its portfolio or manage its exposure to different types of investments, each Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars." In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

      In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

      Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

      POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, each Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

      LOWER-RATED DEBT SECURITIES (LEHMAN BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS HIGH INCOME BOND FUND). Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by at least one NRSRO that has rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. These securities are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower-rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a Fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of NB Management.

      During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

      The market for lower-rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

      The market for lower-rated debt issues generally is thinner or less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

      Lehman Brothers HIGH INCOME Bond Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

      See  Appendix A  for  further  information   about  the  ratings  of  debt
securities assigned by S&P and Moody's.

      POLICIES AND LIMITATIONS. Lehman Brothers HIGH INCOME Bond Fund currently intends to invest at least 80% of total assets under normal market conditions in debt securities rated by at least one NRSRO as BBB+/Baa1 or lower, or unrated securities of comparable quality. This policy does not apply to collateral received for securities lending.

      Lehman Brothers HIGH INCOME Bond Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal but may do so depending on market conditions.

      Lehman Brothers SHORT DURATION Bond Fund may invest up to 10% of its net assets in lower-rated debt securities; Lehman Brothers SHORT DURATION Bond Fund will not invest in such securities unless, at the time of purchase, they are rated at least B by Moody's or S&P or, if unrated by either of those entities, deemed by the Portfolio Managers to be of comparable quality. Lehman Brothers SHORT DURATION Bond Fund may hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permitted by the Fund's investment policies.

      DIRECT DEBT INSTRUMENTS (LEHMAN BROTHERS HIGH INCOME BOND FUND). Direct debt includes loan participations, notes, assignments and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. The Fund could buy all or part of a loan or participate in a syndicate organized by a bank. These loans may be secured or unsecured. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. The borrower may be in financial distress or may default or have a right to borrow additional cash from the owners of direct debt. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay interest and repay principal when due. See the additional risks described under "Foreign Securities" in this SAI.

      Because the Fund's ability to receive payments in connection with loan participations depends on the financial condition of the borrower, NB Management will not rely solely on a bank or other lending institution's credit analysis of the borrower, but will perform its own investment analysis of the borrowers. NB Management's analysis may include consideration of the borrower's financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Loan participations are not generally rated by independent rating agencies and therefore, investments in a particular loan participation will depend almost exclusively on the credit analysis of the borrower performed by NB Management and the original lending institution.

      There are usually fewer legal protections for owners of direct debt than conventional debt securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Fund may be subject to claims of the lead bank's creditors.

      Although some of the loans in which the Fund invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the Fund purchases a loan through an assignment, there is a possibility that the Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral. There may not be a recognizable, liquid public market for loan participations.

      POLICIES AND LIMITATIONS. To the extent direct debt is deemed illiquid, such an investment is subject to the Fund's restriction on investing no more than 15% of its net assets in illiquid securities. The Fund's policies limit the percentage of its assets that can be invested in the securities of issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the Fund, in some instances, to treat both the lending bank and the borrower as "issuers" of a loan participation by the Fund. In combination, the Fund's policies and the SEC staff's interpretations may limit the amount the Fund can invest in loan participations.

      CONVERTIBLE SECURITIES (LEHMAN BROTHERS HIGH INCOME BOND FUND). A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

      The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.

      POLICIES AND LIMITATIONS. Securities convertible into common stock are not subject to the Fund's 20% limitation on equity securities.

      PREFERRED STOCK (LEHMAN BROTHERS HIGH INCOME BOND FUND). Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

      POLICIES AND LIMITATIONS. Lehman Brothers HIGH INCOME Bond Fund may invest up to 20% of its total assets in preferred stock, warrants, common stock or other equity securities.

      WARRANTS (LEHMAN BROTHERS HIGH INCOME BOND FUND). Warrants may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

      POLICIES AND LIMITATIONS. Lehman Brothers HIGH INCOME Bond Fund may invest up to 20% of its total assets in preferred stock, warrants, common stock or other equity securities.

      SHORT SALES (LEHMAN BROTHERS HIGH INCOME BOND FUND). The Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

      The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

      The Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

      The effect of short selling on the Fund is similar to the effect of leverage. Short selling may amplify changes in the Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

      POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds' operations.

      RISKS OF FIXED INCOME SECURITIES (ALL FUNDS). Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

      Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

      CALL RISK. Some debt securities in which the Funds may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Fund holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates.




      RATINGS OF FIXED INCOME SECURITIES. The Funds may purchase securities rated by S&P, Moody's, Fitch, Inc. or any other NRSRO (please see the Funds' prospectuses for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds mainly refer to ratings assigned by S&P, Moody's, and Fitch Inc. which are described in Appendix A. Each Fund may also invest in unrated securities that are deemed comparable in quality by Lehman Brothers Asset Management to the rated securities in which the Fund may permissibly invest.

      HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by Lehman Brothers Asset Management to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by Neuberger Berman CASH RESERVES.

      INVESTMENT GRADE DEBT SECURITIES. An investment grade debt security is a security that has received ratings, from at least one NRSRO that has rated it, in one of the four highest rating categories or, if not rated by any NRSRO, has been determined by NB Management Lehman Brothers Asset Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay. If a security receives one rating in one of the four highest rating categories and another below the fourth highest category, it will be considered investment grade.

      LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by at least one NRSRO that has rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described above for lower-rated debt securities.

      RATINGS DOWNGRADES. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, with respect to Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers Asset Management will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Fund's holdings of securities that are considered by the Fund to be below investment grade will not exceed 10% of its net assets. With respect to Lehman Brothers CORE BOND Fund, Lehman Brothers Asset Management will consider whether to continue holding the security. However, Lehman Brothers Asset Management will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure Lehman Brothers CORE BOND Fund holdings of securities that are considered by the Fund to be below investment grade will not exceed 5% of its net assets. Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust may hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permissible under the Fund's investment policies. With respect to the money market funds, Lehman Brothers Asset Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

      DURATION AND MATURITY. Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. For all Funds except the money market portfolios, Lehman Brothers Asset Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

      Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

      There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, Lehman Brothers Asset Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

      Lehman Brothers CORE BOND Fund may invest in individual securities of any duration, however, the Fund's dollar-weighted average duration will seek to equal the duration of the domestic, investment grade bond market when its outlook for interest rates is neutral. The dollar-weighted average duration will be longer when Lehman Brothers Asset Management believes that interest rates will fall and shorter when it believes interest rates will rise. The stronger Lehman Brothers Asset Management's conviction, the further the Fund's duration will diverge from the duration of the domestic, investment grade bond market, which generally averages approximately four to five years. Under normal conditions, the Fund's dollar-weighted average duration will range plus or minus one year from the duration of the domestic, investment grade bond market. Only on rare occasions will the Fund's dollar-weighted average duration reach extreme positions (plus or minus two years from the duration of the domestic, investment grade bond market).

      GOVERNMENT Master Series and Neuberger Berman CASH RESERVES has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, each Fund will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits a Fund to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. Rule 2a-7 also requires each Fund to maintain a dollar-weighted average portfolio maturity of no more than 90 days. GOVERNMENT Master Series has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

      Lehman Brothers HIGH INCOME Bond Fund has no limits on the maturity of its individual investments. However, it normally expects to have a weighted average portfolio maturity between five and ten years. Lehman Brothers SHORT DURATION Bond Fund's dollar-weighted average duration will not exceed three years, although the Fund may invest in individual securities of any duration. Lehman Brothers MUNICIPAL SECURITIES Trust's dollar-weighted average duration will not exceed ten years.

Risks of Equity Securities
--------------------------

      Equity securities in which Lehman Brothers HIGH INCOME Bond Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Convertible securities are not counted toward the Fund's 20% limit on equity securities. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

      To the extent this Fund invests in such securities, the value of securities held by the Fund will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund's NAV per share, which will fluctuate as the value of the securities held by the Fund change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

                           CERTAIN RISK CONSIDERATIONS

      Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective.

      For Lehman Brothers MUNICIPAL SECURITIES Trust, the Fund's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Fund invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

      Neuberger Berman GOVERNMENT MONEY Fund's investment in GOVERNMENT Master Series may be affected by the actions of other large investors in the Master Series, if any. For example, if a large investor in GOVERNMENT Master Series (other than Neuberger Berman GOVERNMENT MONEY Fund) redeemed its interest in the Master Series, the Master Series' remaining investors (including Neuberger Berman GOVERNMENT MONEY Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

                            PERFORMANCE INFORMATION

      Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. The share prices of each Fund will vary, and an investment in any of the Funds, when redeemed, may be worth more or less than an investor's original cost.

Yield Calculations
------------------

      NEUBERGER BERMAN CASH RESERVES AND NEUBERGER BERMAN GOVERNMENT MONEY FUND. Each of these Funds may advertise its "current yield" and "effective yield" in the financial press and other publications. A Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

      The EFFECTIVE YIELD of these Funds is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

                                                       365/7
            Effective Yield = [(Base Period Return + 1)     ] - 1.

      LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST. Each of these Funds may advertise its "yield" based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

      ("a") = dividends and interest earned during the period
      ("b") = expenses accrued for the period (net of reimbursements)
      ("c") = the average daily number of shares outstanding during the period that were entitled to receive dividends
      ("d") = the maximum offering price per share on the last day of the period

                                             6
                          YIELD = 2[(a-b + 1) - 1]
                                     ---
                                     cd

Tax Equivalent Yield
--------------------

      NEUBERGER BERMAN GOVERNMENT MONEY FUND. Much of the dividends this Fund pays may represent income it received on direct obligations of the U.S. Government and, as a result, is not subject to income tax in most states and localities. From time to time, this Fund may advertise a "tax equivalent yield" for one or more of those states or localities that reflects the taxable yield that an investor subject to the highest marginal rate of state or local income tax would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                        Tax Equivalent Yield =  Y1 + Y2
                                               ----
                                               1-MR

where Y1 equals the portion of the Fund's current or effective yield that is not subject to state or local income tax, Y2 equals that portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal tax rate of the state or locality for which the tax equivalent yield is being calculated.

      The calculation of tax equivalent yield can be illustrated by the following example. If the current yield for a 7-day period was 5%, and during that period 100% of the income was attributable to interest on direct obligations of the U.S. Government and, therefore, was not subject to income taxation in most states and localities, a taxpayer residing in New York and subject to that state's highest marginal 2006 tax rate of 6.85% would have to have received a taxable current yield of 8.26% in order to equal the 5% after-tax yield. Moreover, if that taxpayer also were subject to income taxation by New York City at a marginal 2006 rate of 3.65%, the taxpayer would have to have received a taxable current yield of 8.6% to equal the 5% after-tax yield.

      The use of a 5% yield in this example is for illustrative purposes only and is not indicative of the Fund's recent or future performance. Of course, all dividends paid by Neuberger Berman GOVERNMENT MONEY Fund are subject to federal income taxation at applicable rates.

      LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST. The Fund may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rate of federal income tax (35% during 2006) would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                        Tax Equivalent Yield =  Y1 + Y2
                                               ----
                                               1-MR

where Y1 equals the portion of a Fund's current or effective yield that is not subject to federal income tax, Y2 equals the portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal federal tax rate.

      For example, if the tax-free yield is 4%, there is no interest subject to federal income tax, and the maximum federal income tax rate is 35% during 2006, the computation is:

      4% / (1 - .35) = 4 / .65 = 6.15% Tax Equivalent Yield

In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 6.15%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 6.15%. This example assumes that all of the income from the investment is tax-exempt.

      The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Funds' future performance.

Average Annual Total Return Computations
----------------------------------------

      Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                      n
                                P(1+T) = ERV

      Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

      NB Management may from time to time reimburse a Fund for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectuses and in "Investment Management and Administration Services" below.

Average Annual Total Return After Taxes on Distributions
--------------------------------------------------------

      An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                      n
                                P(1+T) = ATV
                                            D

      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------

      An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                      n
                                P(1+T) = ATV
                                            DR

                              TRUSTEES AND OFFICERS

      The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management.

Information about the Board of Trustees
---------------------------------------

------------------------------------------------------------------------------------------------------
                                                                 Number of
                                                                 Funds in
                                                                   Fund            Other
                      Position                                    Complex      Directorships
                     and Length                                 Overseen by     Held Outside
Name, Age, and         of Time                                      Fund       Fund Complex by
Address(1)            Served(2)    Principal Occupation(s)(3)    Trustee(4)     Fund Trustee
------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
------------------------------------------------------------------------------------------------------
John Cannon (76)      Trustee      Consultant; formerly,             62        Independent Trustee or
                    since 1994     Chairman, CDC Investment                    Director of three series
                                   Advisers (registered                        of Oppenheimer Funds:
                                   investment adviser), 1993                   Limited Term New York
                                   to January 1999; formerly,                  Municipal Fund,
                                   President and Chief                         Rochester Fund
                                   Executive Officer, AMA                      Municipals, and
                                   Investment Advisors, an                     Oppenheimer Convertible
                                   affiliate of the American                   Securities Fund since
                                   Medical Association.                        1992.

------------------------------------------------------------------------------------------------------
Faith Colish (71)     Trustee      Counsel, Carter Ledyard &         62        Advisory Director, ABA
                    since 2000     Milburn LLP (law firm)                      Retirement Funds
                                   since October 2002;                         (formerly, American Bar
                                   formerly, Attorney-at-Law                   Retirement Association
                                   and President, Faith                        (ABRA)) since 1997
                                   Colish, A Professional                      (not-for-profit
                                   Corporation, 1980 to 2002.                  membership association).

------------------------------------------------------------------------------------------------------
C. Anne Harvey (69)   Trustee      President, C.A. Harvey            62        Formerly, President,
                    since 2000     Associates since October                    Board of Associates to
                                   2001; formerly, Director,                   The National
                                   AARP, 1978 to December                      Rehabilitation
                                   2001.                                       Hospital's Board of
                                                                               Directors, 2001 to 2002;
                                                                               formerly, Member,
                                                                               Individual Investors
                                                                               Advisory Committee to
                                                                               the New York Stock
                                                                               Exchange Board of
                                                                               Directors, 1998 to June
                                                                               2002.

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                 Number of
                                                                 Funds in
                                                                   Fund            Other
                      Position                                    Complex      Directorships
                     and Length                                 Overseen by     Held Outside
Name, Age, and         of Time                                      Fund       Fund Complex by
Address(1)            Served(2)    Principal Occupation(s)(3)    Trustee(4)     Fund Trustee
------------------------------------------------------------------------------------------------------
Robert A. Kavesh      Trustee      Marcus Nadler Professor           62        Formerly, Director, The
(79)                since 1993     Emeritus of Finance and                     Caring Community
                                   Economics, New York                         (not-for-profit);
                                   University Stern School of                  formerly, Director, DEL
                                   Business; formerly,                         Laboratories, Inc.
                                   Executive                                   (cosmetics and
                                   Secretary-Treasurer,                        pharmaceuticals), 1978
                                   American Finance                            to 2004; formerly,
                                   Association, 1961 to 1979.                  Director, Apple Bank for
                                                                               Savings, 1979 to 1990;
                                                                               formerly, Director,
                                                                               Western Pacific
                                                                               Industries, Inc., 1972
                                                                               to 1986 (public
                                                                               company).

------------------------------------------------------------------------------------------------------
Howard A. Mileaf      Trustee      Retired; formerly, Vice           62        Director, Webfinancial
(69)                since 2000     President and General                       Corporation (holding
                                   Counsel, WHX Corporation                    company) since December
                                   (holding company), 1993 to                  2002; formerly, Director
                                   2001.                                       WHX Corporation (holding
                                                                               company), January 2002
                                                                               to June 2005; formerly,
                                                                               Director, State Theatre
                                                                               of New Jersey
                                                                               (not-for-profit
                                                                               theater), 2000 to 2005.

------------------------------------------------------------------------------------------------------
Edward I. O'Brien     Trustee      Formerly, Member,                 62        Director, Legg Mason,
(78)                since 2000     Investment Policy                           Inc. (financial services
                                   Committee, Edward Jones,                    holding company) since
                                   1993 to 2001; President,                    1993; formerly,
                                   Securities Industry                         Director, Boston
                                   Association ("SIA")                         Financial Group (real
                                   (securities industry's                      estate and tax
                                   representative in                           shelters), 1993 to 1999.
                                   government relations and
                                   regulatory matters at the
                                   federal and state
                                   levels),  1974 to 1992;
                                   Adviser to SIA, November
                                   1992 to November 1993.

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                 Number of
                                                                 Funds in
                                                                   Fund            Other
                      Position                                    Complex      Directorships
                     and Length                                 Overseen by     Held Outside
Name, Age, and         of Time                                      Fund       Fund Complex by
Address(1)            Served(2)    Principal Occupation(s)(3)    Trustee(4)     Fund Trustee
------------------------------------------------------------------------------------------------------
William E. Rulon      Trustee      Retired; formerly, Senior         62        Formerly, Director,
(74)                since 1993     Vice President, Foodmaker,                  Pro-Kids Golf and
                                   Inc. (operator and franchiser               Learning Academy (teach
                                   of restaurants) until January               golf and computer usage
                                   1997.                                       to "at risk" children),
                                                                               1998 to 2006; formerly,
                                                                               Director, Prandium, Inc.
                                                                               (restaurants), March
                                                                               2001 to July 2002.

------------------------------------------------------------------------------------------------------
Cornelius T. Ryan     Trustee      Founding General Partner,         62        None.
(74)                since 2000     Oxford Partners and Oxford
                                   Bioscience Partners (venture
                                   capital investing) and
                                   President, Oxford  Venture
                                   Corporation since 1981.

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                 Number of
                                                                 Funds in
                                                                   Fund            Other
                      Position                                    Complex      Directorships
                     and Length                                 Overseen by     Held Outside
Name, Age, and         of Time                                      Fund       Fund Complex by
Address(1)            Served(2)    Principal Occupation(s)(3)    Trustee(4)     Fund Trustee
------------------------------------------------------------------------------------------------------
Tom D. Seip (56)      Trustee      General Partner, Seip             62        Director, H&R Block,
                    since 2000;    Investments LP (a private                   Inc. (financial services
                       Lead        investment partnership);                    company) since May 2001;
                    Independent    formerly, President and                     Director, America One
                      Trustee      CEO, Westaff, Inc.                          Foundation since 1998;
                     beginning     (temporary staffing), May                   formerly, Director,
                        2006       2001 to January 2002;                       Forward Management, Inc.
                                   formerly, Senior Executive                  (asset management
                                   at the Charles Schwab                       company), 1999 to 2006;
                                   Corporation, 1983 to 1998,                  formerly Director, E-Bay
                                   including Chief Executive                   Zoological Society, 1999
                                   Officer, Charles Schwab                     to 2003; formerly,
                                   Investment Management,                      Director, General Magic
                                   Inc. and Trustee, Schwab                    (voice recognition
                                   Family of Funds and Schwab                  software), 2001 to 2002;
                                   Investments, 1997 to 1998,                  formerly, Director,
                                   and Executive Vice                          E-Finance Corporation
                                   President-Retail                            (credit decisioning
                                   Brokerage, Charles Schwab                   services), 1999 to 2003;
                                   & Co., Inc., 1994 to 1997.                  formerly, Director,
                                                                               Save-Daily.com (micro
                                                                               investing services),
                                                                               1999 to 2003.

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                 Number of
                                                                 Funds in
                                                                   Fund            Other
                      Position                                    Complex      Directorships
                     and Length                                 Overseen by     Held Outside
Name, Age, and         of Time                                      Fund       Fund Complex by
Address(1)            Served(2)    Principal Occupation(s)(3)    Trustee(4)     Fund Trustee
------------------------------------------------------------------------------------------------------
Candace L.            Trustee      Private investor and              62        Director, Montpelier Re
Straight (59)       since 1993     consultant specializing in                  (reinsurance company)
                                   the insurance industry;                     since 2006; Director,
                                   formerly, Advisory                          National Atlantic
                                   Director, Securitas                         Holdings Corporation
                                   Capital LLC (a global                       (property and casualty
                                   private equity investment                   insurance company) since
                                   firm dedicated to making                    2004; Director, The
                                   investments in the                          Proformance Insurance
                                   insurance sector), 1998 to                  Company (property and
                                   December 2003.                              casualty insurance
                                                                               company) since March
                                                                               2004; formerly,
                                                                               Director, Providence
                                                                               Washington Insurance
                                                                               Company (property and
                                                                               casualty insurance
                                                                               company), December 1998
                                                                               to March 2006; formerly,
                                                                               Director, Summit Global
                                                                               Partners (insurance
                                                                               brokerage firm), 2000 to
                                                                               2005.

------------------------------------------------------------------------------------------------------
Peter P. Trapp (61)   Trustee      Regional Manager for              62        None.
                    since 2000     Mid-Southern Region, Ford
                                   Motor Credit Company since
                                   September 1997; formerly,
                                   President, Ford Life
                                   Insurance Company, April
                                   1995 to August 1997.

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                 Number of
                                                                 Funds in
                                                                   Fund            Other
                      Position                                    Complex      Directorships
                     and Length                                 Overseen by     Held Outside
Name, Age, and         of Time                                      Fund       Fund Complex by
Address(1)            Served(2)    Principal Occupation(s)(3)    Trustee(4)     Fund Trustee
------------------------------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------
Jack L. Rivkin*      President     Executive Vice President          62        Director, Dale Carnegie
(66)                and Trustee    and Chief Investment                        and Associates, Inc.
                     since 2002    Officer, Neuberger Berman                   (private company) since
                                   Inc. (holding company)                      1998; Director,
                                   since 2002 and 2003,                        Solbright, Inc. (private
                                   respectively; Managing                      company) since 1998.
                                   Director and Chief
                                   Investment Officer,
                                   Neuberger Berman since
                                   December 2005 and 2003,
                                   respectively; formerly,
                                   Executive Vice President,
                                   Neuberger Berman, December
                                   2002 to 2005; Director and
                                   Chairman, NB Management
                                   since December 2002;
                                   formerly, Executive Vice
                                   President, Citigroup
                                   Investments, Inc.,
                                   September 1995 to February
                                   2002; formerly, Executive
                                   Vice President, Citigroup
                                   Inc., September 1995 to
                                   February 2002.

------------------------------------------------------------------------------------------------------
Peter E. Sundman*   Chairman of    Executive Vice President,         62        Director and Vice
(47)                 the Board     Neuberger Berman Inc.                       President, Neuberger &
                    and Trustee    (holding company) since                     Berman Agency, Inc.
                    since 2000;    1999; Head of Neuberger                     since 2000; formerly,
                       Chief       Berman Inc.'s Mutual Funds                  Director, Neuberger
                     Executive     Business (since 1999) and                   Berman Inc. (holding
                      Officer      Institutional Business                      company), October 1999
                    since 1999;    (1999 to October 2005);                     to March 2003; Trustee,
                     President     responsible for Managed                     Frost Valley YMCA;
                     from 1999     Accounts Business and                       Trustee, College of
                      to 2000      intermediary distribution                   Wooster.
                                   since October 1999;
                                   President and Director, NB
                                   Management since 1999;
                                   Managing Director,
                                   Neuberger Berman since
                                   2005; formerly, Executive
                                   Vice President, Neuberger
                                   Berman, 1999 to December
                                   2005; formerly, Principal,
                                   Neuberger Berman, 1997 to
                                   1999; formerly, Senior
                                   Vice President, NB
                                   Management, 1996 to 1999.

------------------------------------------------------------------------------------------------------

____________________

     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     (4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

     * Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Neuberger Berman.

Information about the Officers of the Trust
-------------------------------------------

                                   Position and Length of
                                   ----------------------
Name, Age, and Address (1)             Time Served (2)                 Principal Occupation(s) (3)
--------------------------             ---------------                 ---------------------------
Andrew B. Allard (45)               Anti-Money Laundering            Senior Vice President, Neuberger
                                Compliance Officer since 2002        Berman since 2006; Deputy General
                                                                     Counsel, Neuberger Berman since
                                                                     2004; formerly, Vice President,
                                                                     Neuberger Berman, 2000 to 2006;
                                                                     formerly, Associate General
                                                                     Counsel, Neuberger Berman, 1999 to
                                                                     2004; Anti-Money Laundering
                                                                     Compliance Officer, fifteen
                                                                     registered investment companies
                                                                     for which NB Management acts as
                                                                     investment manager and
                                                                     administrator (seven since 2002,
                                                                     three since 2003, four since 2004
                                                                     and one since 2005) and one
                                                                     registered investment company for
                                                                     which Lehman Brothers Asset
                                                                     Management Inc. acts as investment
                                                                     adviser (since 2006).

Michael J. Bradler (36)         Assistant Treasurer since 2005       Vice President, Neuberger Berman
                                                                     since 2006; Employee, NB Management
                                                                     since 1997; Assistant Treasurer,
                                                                     fifteen registered investment
                                                                     companies for which NB Management
                                                                     acts as investment manager and
                                                                     administrator (fifteen since 2005)
                                                                     and one registered investment
                                                                     company for which Lehman Brothers
                                                                     Asset Management Inc. acts as
                                                                     investment adviser (since 2006).

                                   Position and Length of
                                   ----------------------
Name, Age, and Address (1)             Time Served (2)                 Principal Occupation(s) (3)
--------------------------             ---------------                 ---------------------------
Claudia A. Brandon (49)             Secretary since 1985             Senior Vice President, Neuberger
                                                                     Berman since 2006; Vice
                                                                     President-Mutual Fund Board
                                                                     Relations, NB Management since
                                                                     2000 and Assistant Secretary since
                                                                     2004; formerly, Vice President,
                                                                     Neuberger Berman, 2002 to 2006 and
                                                                     Employee since 1999; Secretary,
                                                                     fifteen registered investment
                                                                     companies for which NB Management
                                                                     acts as investment manager and
                                                                     administrator (three since 1985,
                                                                     four since 2002, three since 2003,
                                                                     four since 2004 and one since
                                                                     2005) and one registered
                                                                     investment company for which
                                                                     Lehman Brothers Asset Management
                                                                     Inc. acts as investment adviser
                                                                     (since 2006).

Robert Conti (50)                  Vice President since 2000         Managing Director, Neuberger Berman
                                                                     since 2006; formerly, Senior Vice
                                                                     President, Neuberger Berman, 2003
                                                                     to 2006; formerly, Vice President,
                                                                     Neuberger Berman, 1999 to 2003;
                                                                     Senior Vice President, NB
                                                                     Management since 2000; Vice
                                                                     President, fifteen registered
                                                                     investment companies for which NB
                                                                     Management acts as investment
                                                                     manager and administrator (three
                                                                     since 2000, four since 2002, three
                                                                     since 2003, four since 2004 and
                                                                     one since 2005) and one registered
                                                                     investment company for which
                                                                     Lehman Brothers Asset Management
                                                                     Inc. acts as investment adviser
                                                                     (since 2006).

Brian J. Gaffney (53)              Vice President since 2000         Managing Director, Neuberger Berman
                                                                     since 1999; Senior Vice President,
                                                                     NB Management since 2000; Vice
                                                                     President, fifteen registered
                                                                     investment companies for which NB
                                                                     Management acts as investment
                                                                     manager and administrator (three
                                                                     since 2000, four since 2002, three
                                                                     since 2003, four since 2004 and
                                                                     one since 2005) and one registered
                                                                     investment company for which
                                                                     Lehman Brothers Asset Management
                                                                     Inc. acts as investment adviser
                                                                     (since 2006).

                                   Position and Length of
                                   ----------------------
Name, Age, and Address (1)             Time Served (2)                 Principal Occupation(s) (3)
--------------------------             ---------------                 ---------------------------
Maxine L. Gerson (55)            Chief Legal Officer since           Senior Vice President, Neuberger
                                 2005 (only for purposes of          Berman since 2002; Deputy General
                                 sections 307 and 406 of the         Counsel and Assistant Secretary,
                                 Sarbanes-Oxley Act of 2002)         Neuberger Berman since 2001;
                                                                     formerly, Vice President,
                                                                     Neuberger Berman, 2001 to 2002;
                                                                     formerly, Associate General
                                                                     Counsel, Neuberger Berman, 2001;
                                                                     formerly, Counsel, Neuberger
                                                                     Berman, 2000; Secretary and
                                                                     General Counsel, NB Management
                                                                     since 2004; Chief Legal Officer
                                                                     (only for purposes of sections 307
                                                                     and 406 of the Sarbanes-Oxley Act
                                                                     of 2002), fifteen registered
                                                                     investment companies for which NB
                                                                     Management acts as investment
                                                                     manager and administrator (fifteen
                                                                     since 2005) and one registered
                                                                     investment company for which
                                                                     Lehman Brothers Asset Management
                                                                     Inc. acts as investment adviser
                                                                     (since 2006).

Sheila R. James (41)            Assistant Secretary since 2002       Assistant Vice President, Neuberger
                                                                     Berman since 2006 and Employee
                                                                     since 1999; Assistant Secretary,
                                                                     fifteen registered investment
                                                                     companies for which NB Management
                                                                     acts as investment manager and
                                                                     administrator (seven since 2002,
                                                                     three since 2003, four since 2004
                                                                     and one since 2005) and one
                                                                     registered investment company for
                                                                     which Lehman Brothers Asset
                                                                     Management Inc. acts as investment
                                                                     adviser (since 2006).

Kevin Lyons (51)                 Assistant Secretary since 2003      Employee, Neuberger Berman since
                                                                     1999; Assistant Secretary, fifteen
                                                                     registered investment companies
                                                                     for which NB Management acts as
                                                                     investment manager and
                                                                     administrator (ten since 2003,
                                                                     four since 2004 and one since
                                                                     2005) and one registered
                                                                     investment company for which
                                                                     Lehman Brothers Asset Management
                                                                     Inc. acts as investment adviser
                                                                     (since 2006).

                                   Position and Length of
                                   ----------------------
Name, Age, and Address (1)             Time Served (2)                 Principal Occupation(s) (3)
--------------------------             ---------------                 ---------------------------
John M. McGovern (36)              Treasurer and Principal           Senior Vice President, Neuberger
                                  Financial and Accounting           Berman since 2006; formerly, Vice
                                   Officer   since   2005;           President, Neuberger Berman, 2004
                                  prior thereto, Assistant           to 2006; Employee, NB Management
                                    Treasurer since 2002             since 1993; Treasurer and
                                                                     Principal Financial and Accounting
                                                                     Officer, fifteen registered
                                                                     investment companies for which NB
                                                                     Management acts as investment
                                                                     manager and administrator (fifteen
                                                                     since 2005) and one registered
                                                                     investment company for which
                                                                     Lehman Brothers Asset Management
                                                                     Inc. acts as investment adviser
                                                                     (since 2006); formerly, Assistant
                                                                     Treasurer, fifteen registered
                                                                     investment companies for which NB
                                                                     Management acts as investment
                                                                     manager and administrator, 2002 to
                                                                     2005.

Frank Rosato (35)               Assistant Treasurer since 2005       Vice President, Neuberger Berman
                                                                     since 2006; Employee, NB
                                                                     Management since 1995; Assistant
                                                                     Treasurer, fifteen registered
                                                                     investment companies for which NB
                                                                     Management acts as investment
                                                                     manager and administrator (fifteen
                                                                     since 2005) and one registered
                                                                     investment company for which
                                                                     Lehman Brothers Asset Management
                                                                     Inc. acts as investment adviser
                                                                     (since 2006).

                                   Position and Length of
                                   ----------------------
Name, Age, and Address (1)             Time Served (2)                 Principal Occupation(s) (3)
--------------------------             ---------------                 ---------------------------
Frederic B. Soule (60)            Vice President since 2000          Senior Vice President, Neuberger
                                                                     Berman since 2003; formerly, Vice
                                                                     President, Neuberger Berman, 1999
                                                                     to 2003; Vice President, fifteen
                                                                     registered investment companies
                                                                     for which NB Management acts as
                                                                     investment manager and
                                                                     administrator (three since 2000,
                                                                     four since 2002, three since 2003,
                                                                     four since 2004 and one since
                                                                     2005) and one registered
                                                                     investment company for which
                                                                     Lehman Brothers Asset Management
                                                                     Inc. acts as investment adviser
                                                                     (since 2006).

Chamaine Williams (35)             Chief Compliance Officer          Senior Vice President, Neuberger
                                          since 2005                 Berman since 2006; Vice President,
                                                                     Lehman Brothers Inc. since 2003;
                                                                     Chief Compliance Officer, fifteen
                                                                     registered investment companies
                                                                     for which NB Management acts as
                                                                     investment manager and
                                                                     administrator (fifteen since 2005)
                                                                     and one registered investment
                                                                     company for which Lehman Brothers
                                                                     Asset Management Inc. acts as
                                                                     investment adviser (since 2005);
                                                                     Chief Compliance Officer, Lehman
                                                                     Brothers Asset Management Inc.
                                                                     since 2003; Chief Compliance
                                                                     Officer, Lehman Brothers
                                                                     Alternative Investment Management
                                                                     LLC since 2003; formerly, Vice
                                                                     President, UBS Global Asset
                                                                     Management (US) Inc. (formerly,
                                                                     Mitchell Hutchins Asset
                                                                     Management, a wholly-owned
                                                                     subsidiary of PaineWebber Inc.),
                                                                     1997 to 2003.

___________________

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


The Board of Trustees
---------------------

      The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

      AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits;
(d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; and (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board. Its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met [ ] times.

      ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey and Edward I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met [ ] times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman, NB Management and Lehman Brothers Asset Management.

      CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the
Committee met [    ] times.

      EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee [did not meet].

      GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as

Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are
C. Anne Harvey (Chairwoman), Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Income Funds, 605 Third Avenue, 2[nd] Floor, New York, NY, 10158-0180.
During the fiscal year ended October 31, 2006, the Committee met [    ] times.

      PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available;
(d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the
Committee met [    ] times.

      INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal
year ended October 31, 2006, the Committee met [    ] times.

      The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Effective July 1, 2005, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

      The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.


                             TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/06
                         ------------------------------
                                                        Total Compensation from
                                      Aggregate         Investment Companies in
                                     Compensation         the Neuberger Berman
Name and Position with the Trust    from the Trust            Fund Complex
--------------------------------    --------------            ------------
INDEPENDENT FUND TRUSTEES

John Cannon
Trustee

Faith Colish
Trustee

C. Anne Harvey
Trustee

Robert A. Kavesh
Trustee

Howard A. Mileaf
Trustee

Edward I. O'Brien
Trustee

William E. Rulon
Trustee

Cornelius T. Ryan
Trustee

Tom Decker Seip
Trustee

                                                        Total Compensation from
                                      Aggregate         Investment Companies in
                                     Compensation         the Neuberger Berman
Name and Position with the Trust    from the Trust            Fund Complex
--------------------------------    --------------            ------------
Candace L. Straight
Trustee

Peter P. Trapp
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                           $0                       $0
President and Trustee

Peter E. Sundman                         $0                       $0
Chairman of the Board, Chief
Executive Officer and Trustee

      [On December 31, 2006, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.]

Ownership of Securities
-----------------------

      Set forth below is the dollar range of securities owned by each Fund Trustee as of December 31, 2006.

-------------------------------------------------------------------------------
                                                   Lehman
                     Cash      Government  High    Brothers Short    Municipal
                     Reserves  Money       Income  Core     Duration Securities
-------------------------------------------------------------------------------
John Cannon
-------------------------------------------------------------------------------
Faith Colish
-------------------------------------------------------------------------------
C. Anne Harvey
-------------------------------------------------------------------------------
Robert A. Kavesh
-------------------------------------------------------------------------------
Edward I. O'Brien
-------------------------------------------------------------------------------
Howard A. Mileaf
-------------------------------------------------------------------------------
William E. Rulon
-------------------------------------------------------------------------------
Cornelius T. Ryan
-------------------------------------------------------------------------------
Tom Decker Seip
-------------------------------------------------------------------------------
Candace L. Straight
-------------------------------------------------------------------------------
Peter P. Trapp
-------------------------------------------------------------------------------
Jack L. Rivkin
-------------------------------------------------------------------------------
Peter E. Sundman
-------------------------------------------------------------------------------

A = None  B = $1-$10,000  C = $10,000 - $50,000D = $50,001-$100,000
E = over $100,000

--------------------------------------------------------------------------------
NAME OF FUND TRUSTEE            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                                FUND TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------
John Cannon
--------------------------------------------------------------------------------
Faith Colish
--------------------------------------------------------------------------------
C. Anne Harvey
--------------------------------------------------------------------------------
Robert A. Kavesh
--------------------------------------------------------------------------------
Howard A. Mileaf
--------------------------------------------------------------------------------
Edward I. O'Brien
--------------------------------------------------------------------------------
William E. Rulon
--------------------------------------------------------------------------------
Cornelius T. Ryan
--------------------------------------------------------------------------------
Tom Decker Seip
--------------------------------------------------------------------------------
Candace L. Straight
--------------------------------------------------------------------------------
Peter P. Trapp
--------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Jack L. Rivkin
--------------------------------------------------------------------------------
Peter E. Sundman
--------------------------------------------------------------------------------
     * Valuation as of December 31, 2006.


Independent Fund Trustees Ownership of Securities
-------------------------------------------------

      No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

      NB Management serves as the investment manager to each Fund pursuant to a management agreement with the Trust, dated [November 3, 2003] for Neuberger Berman Cash Reserves, Lehman Brothers HIGH INCOME BOND Fund, Lehman Brothers SHORT DURATION BOND Fund and Lehman Brothers MUNICIPAL SECURITIES TRUST and dated [May 31, 2005] for Lehman Brothers CORE BOND Fund (each, a "Management Agreement").

      Because Neuberger Berman GOVERNMENT MONEY Fund's net investable assets are invested in GOVERNMENT Master Series, Neuberger Berman GOVERNMENT MONEY Fund does not need an investment manager. NB Management serves as the investment manager to GOVERNMENT Master Series pursuant to a management agreement with Master Trust, on behalf of GOVERNMENT Master Series, dated December 18, 2006 (a "Management Agreement").

      Each Management Agreement provides, in substance, that NB Management will make and implement investment decisions for each Fund in its discretion and will continuously develop an investment program for each Fund's assets. Each Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. Each Management

Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Funds, although NB Management has no current plans to pay a material amount of such compensation.

      NB Management provides to Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Neuberger Berman CASH RESERVES and GOVERNMENT Master Series, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the Fund Trustees, officers and employees of the Trust and Institutional Liquidity Trust who are officers, directors, or employees of NB Management. Two directors of NB Management, who also serve as officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See "Trustees and Officers." Each of these Funds pays NB Management a management fee based on the Fund's average daily net assets, as described below.

      NB Management provides facilities, services, and personnel to Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Neuberger Berman CASH RESERVES and Neuberger Berman GOVERNMENT MONEY Fund pursuant to three administration agreements with the Trust, one for each Class, dated November 3, 2003 (May 31, 2005 in the case of Lehman Brothers CORE BOND Fund) (each an "Administration Agreement," collectively, the "Administration Agreements"). For such administrative services, each Class of a Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

      Under the Administration Agreement for each Class of shares, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreements and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreements.

      From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------

      For investment management services, each Fund (except Lehman Brothers HIGH INCOME Bond Fund, Neuberger Berman CASH RESERVES and GOVERNMENT Master Series) pays NB Management a fee at the annual rate of 0.25% of the first $500 million of that Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

      For investment management services, Lehman Brothers HIGH INCOME Bond Fund pays NB Management a fee at the annual rate of 0.48% of average daily net assets.

      For investment management services, Neuberger Berman CASH RESERVES pays NB Management a fee at the annual rate of 0.10% of its average daily net assets. NB Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average net assets of the Fund. This undertakings is terminable by Management upon notice to the Fund.

      For investment management services, GOVERNMENT Master Series pays NB Management a fee at the annual rate of 0.08% of its average daily net assets.

      For administrative services, the Investor Class of Neuberger Berman CASH Reserves, Neuberger Berman GOVERNMENT MONEY Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust pays NB Management at the annual rate of 0.27% of that Class's average daily net assets. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, a Fund may compensate such third parties for accounting and other services. (For Lehman Brothers CORE BOND Fund, a portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by this Class of the Fund; see "Distribution Arrangements" below.)

      The Investor Class of Neuberger Berman CASH Reserves, Neuberger Berman GOVERNMENT MONEY Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal years ended October 31, 2006, 2005, and 2004:

                                     Management and Administration Fees
                                     ----------------------------------
                                          Accrued for Fiscal Years
                                          ------------------------
                                              Ended October 31
                                              ----------------
Investor Class                      2006            2005               2004
--------------                      ----            ----               ----
CASH RESERVES                                       $1,927,356      $2,987,514
GOVERNMENT MONEY                                    $1,750,053      $4,233,687
HIGH INCOME                                         $6,313,428      $4,917,190
SHORT DURATION                                        $813,149        $926,815
MUNICIPAL SECURITIES                                  $186,269        $200,817


      The Investor Class of Lehman Brothers CORE BOND Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal year ended October 31, 2006, the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended September 30, 2005:

                                Management and Administration Fees
                                ----------------------------------
                                             Accrued
                                             -------
Investor Class*      Fiscal Year Ended     From October 1,    Fiscal Year Ended
--------------       -----------------     ---------------    -----------------
                     October 31, 2006      2005 to October    September 30, 2005
                     ----------------      ---------------    ------------------
                                              31, 2005
                                              --------
CORE BOND                                      $13,027              $167,632

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.

      For administrative services, the Institutional Class of Lehman Brothers CORE BOND Fund pays NB Management at the annual rate of 0.15% of that Class's average daily net assets. With the Fund's consent, NB Management may subcontract to third parties some of its responsibilities to the Fund under the Administration Agreement. In addition, the Fund may compensate such third parties for accounting and other services.

      The Institutional Class of the Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal year ended October 31, 2006, the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended September 30, 2005:

                                Management and Administration Fees
                                ----------------------------------
                                             Accrued
                                             -------
Institutional Class*   Fiscal Year Ended   From October 1,    Fiscal Year Ended
-------------------    -----------------   ---------------    -----------------
                       October 31, 2006    2005 to October    September 30, 2005
                       ----------------    ---------------    ------------------
                                              31, 2005
                                              --------
CORE BOND                                     $15,298              $485,743

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.

      For administrative services, the Trust Class of the Lehman Brothers SHORT DURATION Bond Fund pays NB Management at the annual rate of 0.50% of the Fund's average daily net assets. With the Fund's consent, NB Management may subcontract to third parties some of its responsibilities to the Class under the
Administration Agreement. In addition, the Fund may compensate such third parties for accounting and other services.

      The Trust Class of Lehman Brothers SHORT DURATION Bond Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal years ended October 31, 2006, 2005, and 2004:

                                Management and Administration Fees
                                ----------------------------------
                                     Accrued for Fiscal Years
                                     ------------------------
                                         Ended October 31
                                         ----------------
Trust Class                    2006            2005            2004
-----------                    ----            ----            ----
SHORT DURATION                               $170,314        $231,931


Waivers and Reimbursements
--------------------------

      NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a Class-by-Class basis. If any Fund is omitted from the descriptions of the Class-by-Class waivers or reimbursements below, that Class of the Fund is not subject to any waivers or reimbursements.

Investor Class
--------------

      NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of each of Neuberger Berman CASH RESERVES, Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust so that the total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) ("Operating Expenses") of each Investor Class do not exceed, in the aggregate, 0.65% for CASH RESERVES and MUNICIPAL SECURITIES; 0.85% for Lehman Brothers CORE BOND Fund; 1.00% for HIGH INCOME; and 0.70% for SHORT DURATION per annum of the Investor Class of each Fund's average daily net assets. For all Funds (except Lehman Brothers CORE BOND Fund) this contractual undertaking lasts until October 31, [2010]. For Lehman Brothers CORE BOND Fund, this contractual undertaking lasts until October 31, [2017].

      The Investor Class of each of Neuberger Berman CASH RESERVES, Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust have contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the reimbursements do not cause its total Operating Expenses to exceed an annual rate of 0.65% for CASH RESERVES and MUNICIPAL SECURITIES; 0.85% for Lehman Brothers CORE BOND Fund; 1.00% for HIGH INCOME; and 0.70% for SHORT DURATION of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

      For the fiscal years ended October 31, 2006, 2005, and 2004, NB Management reimbursed the Investor Class of the Funds the following amounts of expenses pursuant to each Fund's contractual arrangement:

 Investor Class                 2006            2005            2004
 --------------                 ----            ----            ----
 CASH RESERVES                                   $0              $0
 GOVERNMENT MONEY                                $0           $822,004
 HIGH INCOME                                     $0              $0
 SHORT DURATION                              $145,616         $118,706
 MUNICIPAL SECURITIES                        $157,589         $156,342


      For the fiscal year ended October 31, 2006, the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended September 30, 2005, NB Management reimbursed the Investor Class of the Lehman Brothers CORE BOND Fund the following amounts of expenses:

Investor Class*      Fiscal Year Ended     From October 1,    Fiscal Year Ended
--------------       -----------------     ----------------   -----------------
                     October 31, 2006    2005 to October 31,  September 30, 2005
                     ----------------    -------------------  ------------------
                                                2005
                                                ----
CORE BOND                                     $13,113               $38,578

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.

      Additionally, NB Management has voluntarily agreed to waive its investment management fee for the Investor Class of each of Neuberger Berman CASH RESERVES and Neuberger Berman GOVERNMENT MONEY Fund in the amount of 0.02% of the Fund's average net assets. For Neuberger GOVERNMENT MONEY Fund, this waiver was terminated on [February 28, 2007]. For Neuberger Berman Cash Reserves, this waiver may be terminated at any time. For the fiscal years ended October 31, 2006 and October 31, 2005, NB Management voluntarily waived its investment management fee for each of Neuberger Berman CASH RESERVES and Neuberger Berman GOVERNMENT MONEY Fund in the following amounts:

         Investor Class         2006            2005
         --------------         ----            ----
         CASH RESERVES                        $83,671
         GOVERNMENT MONEY                     $73,845


      Effective [February 28, 2007], NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of Neuberger Berman GOVERNMENT MONEY Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) do not exceed, in the aggregate, 0.45% per annum of Neuberger Berman GOVERNMENT MONEY Fund Investor Class' average daily net assets. This contractual undertaking lasts until [October 31, 2008].

      Neuberger Berman GOVERNMENT MONEY Fund Investor Class has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 0.45% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

      Additionally, NB Management has voluntarily agreed to waive its management fee in the amount of 0.25% of the average daily net assets of the Lehman Brothers CORE BOND Fund through October 31, [2007]. For the fiscal year ended September 30, 2005, the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended October 31, 2006, NB Management voluntarily waived its investment management fee for the Investor Class of Lehman Brothers CORE BOND Fund in the following amounts:

Investor Class*    Fiscal Year Ended      From October 1,     Fiscal Year Ended
--------------     -----------------      ---------------     -----------------
                   October 31, 2006     2005 to October 31,   September 30, 2005
                   ----------------     --------------------  ------------------
                                               2005
                                               ----
CORE BOND                                     $5,011                $18,529

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.

Institutional Class
-------------------

      NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Lehman Brothers CORE BOND Fund so that the total Operating Expenses of the Institutional Class of the Fund do not exceed, in the aggregate, 0.45% per annum of the Fund's average daily net assets. This contractual undertaking lasts until October 31, [2017].

      The Institutional Class of the Lehman Brothers CORE BOND Fund has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause the Class' total Operating Expenses to exceed an annual rate of 0.45% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

      For the fiscal year ended October 31, 2006, the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended September 30, 2005, NB Management reimbursed the Institutional Class of the Fund the following amounts of expenses:

Institutional Class*  Fiscal Year Ended    From October 1,    Fiscal Year Ended
-------------------   -----------------    ---------------    -----------------
                      October 31, 2006   2005 to October 31,  September 30, 2005
                      ----------------   -------------------  ------------------
                                               2005
                                               ----
CORE BOND                                    $15,063               $76,763

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.

      Additionally, NB Management has voluntarily agreed to waive its management fee in the amount of 0.20% of the average daily net assets of the Lehman Brothers CORE BOND Fund through October 31, [2007]. For the fiscal year ended September 30, 2005, the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended October 31, 2006, NB Management voluntarily waived its investment management fee for the Institutional Class of Lehman Brothers CORE BOND Fund in the following amounts:

Investor Class*    Fiscal Year Ended     From October 1,      Fiscal Year Ended
--------------     -----------------     ----------------     -----------------
                   October 31, 2006    2005 to October 31,    September 30, 2005
                   ----------------    -------------------    ------------------
                                               2005
                                               ----
CORE BOND                                     $7,645               $30,159

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.

Trust Class
-----------

      NB Management has contractually undertaken to forgo current payments of fees and/or reimburse certain expenses of the Trust Class of Lehman Brothers SHORT DURATION BOND Fund so that the total Operating Expenses of the Trust Class do not exceed, in the aggregate, 0.80% per annum of the Trust Class of the Fund's average daily net assets. This contractual undertaking lasts until October 31, [2010].

      The Trust Class of Lehman Brothers SHORT DURATION Bond Fund has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the reimbursements do not cause the Class' total Operating Expenses to exceed an annual rate of 0.80% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

      For the fiscal years ended October 31, 2006, 2005, and 2004, NB Management reimbursed each Class or its predecessor fund the following amounts of expenses:

Trust Class                     2006            2005            2004
-----------                     ----            ----            ----
SHORT DURATION                                $49,486         $47,081


All Classes
-----------

      Each Management Agreement continues until October 31, 2006. Each Management Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

      Each Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------





      NB Management retains Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Neuberger Berman CASH RESERVES and GOVERNMENT Master Series pursuant to a sub-advisory agreement dated May 31, 2005, for Lehman Brothers CORE BOND Fund, [____, 2007] for GOVERNMENT Master Series and [February 27, 2007] for each other Fund ("Sub-Advisory Agreements"). Prior to February 27, 2007, Neuberger Berman, LLC served as sub-adviser to each Fund, other than Lehman Brothers Core Bond Fund.

      Pursuant to the Sub-Advisory Agreements, NB Management has delegated responsibility for Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Neuberger Berman CASH RESERVES and GOVERNMENT Master Series' day-to-day management to Lehman Brothers Asset Management. The Sub-Advisory Agreements provide in substance that Lehman Brothers Asset Management will make and implement investment decisions for each Fund in its discretion and will continuously develop an investment program for each Fund's assets. The Sub-Advisory Agreements permit Lehman Brothers Asset Management to effect securities transactions on behalf of each Fund through associated persons of Lehman Brothers Asset Management. The Sub-Advisory Agreements also specifically permit Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to each Fund, although Lehman Brothers Asset Management has no current plans to pay a material amount of such compensation.

      The Sub-Advisory Agreements continue until October 31, 2007 [for each Fund] and is renewable from year to year, subject to approval of its continuance in the same manner as each Management Agreement. The Sub-Advisory Agreements are subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. Each Sub-Advisory Agreement also terminates automatically with respect to each Fund if it is assigned or if the Management Agreement terminates with respect to that Fund.




Portfolio Manager Information
-----------------------------

      Other Accounts Managed
      ----------------------

      The table below lists each Portfolio Manager of the Funds of the Trust for which each Portfolio Manager has day-to-day management responsibility as of December 31, 2006.

------------------------------------------------------------------
PORTFOLIO MANAGER FUND(S) MANAGED
------------------------------------------------------------------
ANN H. BENJAMIN         Lehman Brothers High Income Bond Fund
------------------------------------------------------------------

------------------------------------------------------------------
THOMAS J. BROPHY        Lehman Brothers Municipal Securities Trust
------------------------------------------------------------------
LORI CANELL             Lehman Brothers Municipal Securities Trust
------------------------------------------------------------------
JOHN E. DUGENSKE        Lehman Brothers Short Duration Bond Fund
------------------------------------------------------------------
ANDREW A. JOHNSON       Lehman Brothers Core Bond Fund
------------------------------------------------------------------
RICHARD W. KNEE         Lehman Brothers Core Bond Fund
------------------------------------------------------------------
KELLY M. LANDRON        Lehman Brothers Municipal Securities Trust
------------------------------------------------------------------
THOMAS P. O'REILLY      Lehman Brothers High Income Bond Fund
------------------------------------------------------------------
THOMAS SONTAG           Lehman Brothers Short Duration Bond Fund
------------------------------------------------------------------

      The table below describes the other accounts for which each Portfolio Manager has day-to-day management responsibility as of December 31, 2006.

                                                          NUMBER OF
                                                      ACCOUNTS MANAGED      ASSETS MANAGED FOR
                          NUMBER OF    TOTAL ASSETS       FOR WHICH       WHICH ADVISORY FEE IS
                          ACCOUNTS        MANAGED      ADVISORY FEE IS      PERFORMANCE-BASED
 TYPE OF ACCOUNT           MANAGED     ($ MILLIONS)   PERFORMANCE-BASED        ($ MILLIONS)
ANN H. BENJAMIN

Registered Investment
Companies

Other Pooled Investment
Vehicles

Other Accounts

THOMAS J. BROPHY

Registered Investment
Companies

Other Pooled Investment
Vehicles

Other Accounts

LORI CANELL

Registered Investment
Companies

Other Pooled Investment
Vehicles

Other Accounts

                                                          NUMBER OF
                                                      ACCOUNTS MANAGED      ASSETS MANAGED FOR
                          NUMBER OF    TOTAL ASSETS       FOR WHICH       WHICH ADVISORY FEE IS
                          ACCOUNTS        MANAGED      ADVISORY FEE IS      PERFORMANCE-BASED
 TYPE OF ACCOUNT           MANAGED     ($ MILLIONS)   PERFORMANCE-BASED        ($ MILLIONS)
JOHN E. DUGENSKE

Registered Investment
Companies

Other Pooled Investment
Vehicles

Other Accounts

ANDREW A. JOHNSON

Registered Investment
Companies

Other Pooled Investment
Vehicles

Other Accounts

RICHARD W. KNEE

Registered Investment
Companies

Other Pooled Investment
Vehicles

Other Accounts

KELLY M. LANDRON

Registered Investment
Companies

Other Pooled Investment
Vehicles

Other Accounts

THOMAS P. O'REILLY

Registered Investment
Companies

Other Pooled Investment
Vehicles

Other Accounts

THOMAS SONTAG

Registered Investment
Companies

Other Pooled Investment
Vehicles

Other Accounts

      Conflicts of Interest
      ---------------------

      Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. NB Management, Lehman Brothers Asset Management and each Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

      Compensation
      ------------

      [A portion of the compensation paid to each Portfolio Manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and
(iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the Portfolio Managers' compensation packages, including: (i) whether the Portfolio Manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.

      The Funds' Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. We believe that our Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

      In addition, there are additional stock and option award programs available.


      We believe the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.]

      Ownership of Securities
      -----------------------

      Set forth below is the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund(s) that the Portfolio Manager manages as of October 31, 2006.

--------------------------------------------------------------------------------
                                                                DOLLAR RANGE OF
                                                               EQUITY SECURITIES
PORTFOLIO MANAGER               FUND(S) MANAGED                OWNED IN THE FUND
--------------------------------------------------------------------------------
ANN H. BENJAMIN    Lehman Brothers High Income Bond Fund
--------------------------------------------------------------------------------
THOMAS J. BROPHY   Lehman Brothers Municipal Securities Trust
--------------------------------------------------------------------------------
LORI CANELL        Lehman Brothers Municipal Securities Trust
--------------------------------------------------------------------------------
JOHN E. DUGENSKE   Lehman Brothers Short Duration Bond Fund
--------------------------------------------------------------------------------
ANDREW A. JOHNSON  Lehman Brothers Core Bond Fund
--------------------------------------------------------------------------------
RICHARD W. KNEE    Lehman Brothers Core Bond Fund
--------------------------------------------------------------------------------
KELLY M. LANDRON   Lehman Brothers Municipal Securities Trust
--------------------------------------------------------------------------------
THOMAS P. O'REILLY Lehman Brothers High Income Bond Fund
--------------------------------------------------------------------------------
THOMAS SONTAG      Lehman Brothers Short Duration Bond Fund
--------------------------------------------------------------------------------

      A = NONE                                         E = $100,001-$500,000

      B = $1-$10,000                                   F = $500,001-$1,000,000

      C = $10,001 - $50,000                            G = OVER $1,000,001

      D =$50,001-$100,000

Investment Companies Managed
----------------------------




      The investment decisions concerning the Funds and the other registered investment companies managed by NB Management, or Lehman Brothers Asset Management Inc. (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or Lehman Brothers Asset Management have varied from one another in the past and are likely to vary in the future.

      There may be occasions when a Fund and one or more of the Other NB Funds or other accounts managed by NB Management or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management and Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

      The Funds are subject to certain limitations imposed on all advisory clients of Lehman Brothers Asset Management (including the Funds, the Other NB Funds, and other managed accounts) and personnel of Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.


Codes of Ethics
---------------


      The Funds, NB Management and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Funds' managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Lehman Brothers Asset Management
----------------------------------------------------------------------------

      Lehman Brothers Asset Management and NB Management are wholly owned by Lehman Brothers Holdings Inc. ("Lehman Brothers"), a publicly-owned holding company. The directors, officers and/or employees of NB Management and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management, are: Kevin Handwerker, Jeffrey B. Lane, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are: Joseph Amato, Richard W. Knee, Lori A. Loftus and Bradley C. Tank.

      Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.


                           DISTRIBUTION ARRANGEMENTS


      Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, and Lehman Brothers MUNICIPAL SECURITIES Trust offer a Class of shares, known as Investor Class. Lehman Brothers CORE BOND Fund offers two Classes of shares known as Investor Class and Institutional Class. Lehman Brothers SHORT DURATION Bond Fund offers a Class of shares known as Trust Class.


Distributor
-----------


      NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Investor Class, Institutional Class and Trust Class shares are offered on a no-load basis. Institutional Class Shares and Trust Class Shares are available only through Institutions that have made arrangements with NB Management for shareholder servicing and administration.

      In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Investor Class shares and Institutional Class shares, each a continuous offering, without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of shares of each Fund's Trust Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

      For each Funds' Investor Class and Institutional Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management or Lehman Brothers Asset Management.

      From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

      The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to each Class ("Distribution Agreements"). The Distribution Agreements continue until October 31, 2006. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as each Management Agreement.

Distribution Plan (Investor Class Only)
---------------------------------------

      The Trust, on behalf of Lehman Brothers CORE BOND Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") with respect to the Investor Class of Lehman Brothers CORE BOND Fund which, among other things, permits the Fund to pay NB Management fees for its services related to the sales and distribution of this Class of shares and provide ongoing services to holders of this Class of shares. Under the Distribution Plan, the Fund pays NB Management a certain annual percentage rate of its average daily net assets. The Investor Class of Lehman Brothers CORE BOND Fund pays 0.25% of its average daily net assets. Payments with respect to the Investor Class of Lehman Brothers CORE BOND Fund are made only from assets attributable to that Class. For the Investor Class of Lehman Brothers CORE BOND Fund, NB Management may pay up to the full amount of the distribution fee it receives to broker-dealers, banks, third-party administrators and other institutions that support the sale and distribution of shares or provide services to that Class and its shareholders. The fee paid to such institutions is based on the level of such services provided. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the respective Class of shares only. The amount of fees paid by the Investor Class of Lehman Brothers CORE BOND Fund during any year may be more or less than the cost of distribution and other services provided to that Class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Distribution Plan complies with these rules.

      The table below sets forth the total amount of fees accrued for Lehman Brothers Core Bond Fund:

Investor Class*     Fiscal Year Ended     From October 1,     Fiscal Year Ended
--------------      ------------------    ---------------     ------------------
                    October 31, 2006    2005 to October 31,   September 30, 2005
                    ----------------    -------------------   ------------------
                                               2005
                                               ----
CORE BOND                                     $6,259                $72,994

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.

      The Distribution Plan requires that NB Management provide Fund Trustees, for their review, a quarterly written report identifying the amounts expended by the Fund and the purposes for which such expenditures were made.

      Prior to approving the Distribution Plan, Fund Trustees considered various factors relating to the implementation of the Distribution Plan and determined that there is a reasonable likelihood that the Distribution Plan will benefit Lehman Brothers CORE BOND Fund and shareholders of the Fund's Investor Class. To the extent the Distribution Plan allows the Investor Class of Lehman Brothers CORE BOND Fund to penetrate markets to which that Class would not otherwise have access, the Distribution Plan may result in additional sales of Investor Class shares of Lehman Brothers CORE BOND Fund; this, in turn, may enable Lehman Brothers CORE BOND Fund to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by institutions with which shareholders have an existing relationship.

      The Distribution Plan continues until May 31, [2007]. The Distribution Plan is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Distribution Plans ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Distribution Plan may not be amended to increase materially the amount of fees paid by any Class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the Class and by Fund Trustees in the manner described above. A Distribution Plan is terminable with respect to a Class of the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the Class.

      From time to time, one or more of the Funds may be closed to new investors. Because the Plan pays for ongoing shareholder and account services, the Board may determine that it is appropriate for a Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.

Revenue Sharing (All Funds)
---------------------------

      NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the
Funds)   to   certain   brokers,  dealers,  or  other  financial  intermediaries

("Financial  Intermediaries")   in   connection  with  the  sale,  distribution,
retention and/or servicing of Fund shares ("revenue sharing payments").

      Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

      In addition, NB Management may pay for: placing the Funds on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Funds; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the Funds; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

      The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

      Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Funds or of any particular share class of the Funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of a Fund.

      In addition to the compensation described above, the Funds and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees").

Such subaccounting fees paid by the Funds may differ depending on the Fund and are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

      NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Funds with respect to those assets.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

      Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each Class of a Fund is calculated by subtracting total liabilities of that Class from total assets attributable to the Class (the market value of the securities the Fund holds plus cash and other assets). The per share NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that Class and rounding the result to the nearest full cent.

      Neuberger Berman CASH RESERVES and Neuberger Berman GOVERNMENT MONEY Fund try to maintain stable NAVs of $1.00 per share. They value their securities at their cost at the time of purchase and assume a constant amortization to maturity of any discount or premium. Neuberger Berman CASH RESERVES and Neuberger Berman GOVERNMENT MONEY Fund calculate their NAVs as of noon, Eastern time, and 5:00 p.m., Eastern time, respectively, on each day the New York Stock Exchange ("NYSE") and Federal Reserve Wire System ("Federal Reserve") are open.

      Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust value their securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the Fund Trustees believe accurately reflects fair value. The Funds periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust each calculates it NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

      If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day.

      Each Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors.

      If, after the close of the principal market on which a security is traded, and before the time the Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of such security, the Board of Trustees of the Trust has authorized NB Management, subject to the Board's review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

      If NB Management believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Board of Trustees of the Trust believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Automatic Investing and Dollar Cost Averaging
---------------------------------------------

      Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, an Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the Investor Class shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

      Automatic investing enables an Investor Class shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

Financial Intermediaries
------------------------

      The Funds have authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price to be calculated after the order has been "accepted" as defined in the Funds' prospectuses.


                         ADDITIONAL EXCHANGE INFORMATION


      As more fully set forth in the section of the Prospectuses entitled "Maintaining Your Account," if shareholders purchased a Fund's Institutional or Investor Class shares directly, they may redeem at least $1,000 worth of the Fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other Equity, Income, or Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other Fund(s) are met. Investor Class shares may also be exchanged for Trust Class shares of the Real Estate Fund, and Trust Class shares of the Real Estate Fund may be exchanged for Investor Class shares, provided that NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

      Institutional Class shares may also be exchanged for shares of the Neuberger Berman International Institutional Fund. An Institution may exchange the Fund's Adviser, Trust or Institutional Class shares (if the shareholder did not purchase the Fund's Institutional Class shares directly) for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution. This privilege is not available for Institutional Class shareholders, Neuberger Berman Strategic Income Fund Institutional Class shareholders, International Institutional Fund Institutional Class shareholders, or Genesis Fund Institutional Class shareholders.

EQUITY FUNDS
------------

   Neuberger Berman               Seeks long-term  growth  of capital;  dividend
   Century Fund                   income is  a secondary  goal.  Invests  mainly
                                  in  common   stocks  of   large-capitalization
                                  companies.  The Portfolio Manager seeks to buy
                                  companies    with   strong    historical   and
                                  prospective earnings growth.

EQUITY FUNDS
------------

   Neuberger Berman               Seeks long-term  capital growth. The Portfolio
   Fasciano Fund                  Manager   also  may   consider   a   company's
                                  potential for income prior to selecting it for
                                  the  Fund.  The  Fund  invests  mainly  in the
                                  common  stocks of small-cap  companies,  I.E.,
                                  those  with a total  market  value  of no more
                                  than $1.5  billion  at the time the Fund first
                                  invests in them. In selecting  companies  that
                                  the  Portfolio   Manager   believes  may  have
                                  greater potential to appreciate in price, the Portfolio Manager will invest the Fund in smaller companies that are under-followed by major Wall Street brokerage houses and large asset management firms.

   Neuberger Berman               Seeks  long-term  growth of  capital.  Invests
   Focus Fund                     mainly  in  common  stocks  selected  from  13
                                  multi-industry sectors of the economy. To maximize potential return, the Fund normally makes 90% or more of its investments in not more than six sectors of the economy, and may invest 50% or more of its assets in any one sector.

   Neuberger Berman               Seeks  growth of  capital.  Invests  mainly in
   Genesis Fund                   stocks  of   companies   with   small   market
   (This fund is closed to new    capitalizations  (no more than $1.5 billion at
   investors.)                    the  time  of  the  Fund's  investment).   The
                                  Portfolio Managers seek to buy the stocks of undervalued companies whose current product lines and balance sheets are strong.

   Neuberger Berman               Seeks   long-term   growth  of   capital   and
   Guardian Fund                  secondarily, current  income.  Invests  mainly
                                  in stocks of mid- to large-capitalization companies that are well positioned and are undervalued in the market.

   Neuberger Berman               Seeks   long-term   capital   appreciation  by
   International Fund             investing primarily in  foreign  stocks of any
                                  capitalization,  both in  developed  economies
                                  and  in  emerging   markets.   The   Portfolio
                                  Managers   seek   undervalued   companies   in
                                  countries with strong potential for growth.

EQUITY FUNDS
------------

   Neuberger Berman               Seeks growth of capital. Invests in securities
   Manhattan Fund                 believed to have  the  maximum  potential  for
                                  long-term capital appreciation.  The Portfolio
                                  Managers  seek  fast-growing   companies  with
                                  above average sales and competitive returns on
                                  equity  relative  to their  peers.  Factors in
                                  identifying  these firms may include financial
                                  strength,   a  strong  position   relative  to
                                  competitors   and   strong   earnings   growth
                                  relative to competitors.

   Neuberger Berman               Seeks growth of  capital by  investing  mainly
   Millennium Fund                in   common  stocks  of   small-capitalization
                                  companies,  which it  defines  as those with a
                                  total  market value of no more than $2 billion
                                  at  the  time  of  initial   investment.   The
                                  Portfolio  Managers take a growth  approach to
                                  stock  selection,  looking  for  fast  growing
                                  companies   with  above   average   sales  and
                                  competitive returns on equity relative to their peers. Factors in identifying these firms may include financial strength, a strong position relative to competitors and strong earnings growth relative to competitors.

   Neuberger Berman               Seeks  capital  growth   through  an  approach
   Partners Fund                  that is  intended  to  increase  capital  with
                                  reasonable risk. The Portfolio Manager looks at fundamentals, focusing particularly on cash flow, return on capital, and asset values.

   Neuberger Berman               Seeks total return through investment  in real
   Real Estate Fund               estate securities,  emphasizing  both  capital
                                  appreciation  and current income.

   Neuberger Berman               Seeks growth of capital by investing primarily
   Regency Fund                   in   common   stocks   of   mid-capitalization
                                  companies which the Portfolio Manager believes have solid fundamentals.

   Neuberger Berman               Seeks long-term growth of capital by investing
   Socially Responsive Fund       primarily in securities of companies that meet
                                  the  Fund's   financial  criteria  and  social
                                  policy.

INCOME FUNDS
------------

Neuberger Berman                  A  money  market  fund   seeking  the  highest
Cash Reserves                     available   current  income  consistent   with
                                  safety  and  liquidity.  The Fund  invests  in
                                  high-quality  money  market  instruments.   It
                                  seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman                  A U.S. Government money  market  fund  seeking
Government Money Fund             maximum safety  and  liquidity and the highest
                                  available current income.  The Fund invests in
                                  securities   issued   or   guaranteed   as  to
                                  principal or interest by the U.S.  Government,
                                  its   agencies   and   instrumentalities   and
                                  repurchase   agreements   relating   to   such
                                  securities.

Lehman Brothers High              Seeks  high   total  returns  consistent  with
Income Bond Fund                  capital   preservation.   The   Fund  normally
                                  invests primarily in a diversified portfolio of intermediate-term, U.S. dollar denominated, high-yield corporate bonds, including those sometimes known as "junk" bonds.

Lehman  Brothers Core             Seeks  to  maximize  total   return  through a
Bond Fund                         combination    of    income     and    capital
                                  appreciation.  The Fund  normally  invests  in
                                  high    quality    fixed-income    securities.
                                  Corporate bonds, commercial paper or bonds secured by assets such as home mortgages, generally, must at least be an A*/; bonds issued by the U.S. Government or its agencies are considered high quality.

Lehman Brothers Short             Seeks the highest  current  income  consistent
Duration  Bond Fund               with low risk to principal and liquidity  and,
                                  secondarily, total return. The Fund invests in debt securities, primarily investment grade;
                                  maximum 10% below investment grade, but no lower than B.*/ Maximum average duration of three years.




MUNICIPAL FUNDS
---------------

Lehman Brothers Municipal         Seeks high current tax-exempt income with  low
Securities Trust                  risk to principal, limited  price fluctuation,
                                  and liquidity and, secondarily,  total return.
                                  The Fund invests in investment grade municipal securities with a maximum average duration of 10 years.

MUNICIPAL FUNDS
---------------

Lehman Brothers  National         Seeks  the  highest  available  current income
Municipal Money Fund              exempt   from  federal  income  tax   that  is
                                  consistent with safety and liquidity. The Fund normally invests at least 80% of its net assets in high-quality, short-term securities from municipal issuers around the country. The
                                  Fund seeks to maintain a stable $1.00 share price.

Lehman Brothers Municipal         A money   market   fund   seeking  the maximum
Money  Fund                       current income exempt from federal income tax,
                                  consistent with safety and liquidity. The Fund invests in high-quality, short-term municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.



Lehman Brothers New York          A  money  market  fund  seeking   the  highest
Municipal Money Fund              available  current  income exempt from federal
                                  income  tax and New  York  State  and New York
                                  City personal  income taxes that is consistent
                                  with safety and  liquidity.  The Fund normally
                                  invests  at  least  80% of its net  assets  in
                                  high-quality,  short-term municipal securities
                                  that  provide   income  that  is  exempt  from
                                  federal  income tax and New York State and New
                                  York City personal income taxes. The Fund seeks to maintain a stable $1.00 share price.

Lehman Brothers Tax-Free          Seeks  the  highest  available  current income
Money Fund                        exempt  from  federal  income tax and, to  the
                                  extent possible,  from the federal alternative
                                  minimum tax,  that is  consistent  with safety
                                  and  liquidity.  The Fund normally  invests at
                                  least 80% of its net  assets in  high-quality,
                                  short-term municipal securities. The Fund also
                                  normally  invests  at  least  80% of  its  net
                                  assets in securities  the interest on which is
                                  not a preference item for federal  alternative
                                  minimum  tax  purposes.   The  Fund  seeks  to
                                  maintain a stable $1.00 share price.

*/
- As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

      Any of the Income Funds, Equity Funds or Municipal Funds may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

      There can be no assurance that Lehman Brothers NATIONAL Municipal Money Fund, Neuberger Berman GOVERNMENT MONEY Fund, Neuberger Berman CASH RESERVES, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK Municipal Money Fund, or Lehman Brothers TAX-FREE Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.


                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

      The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. For Neuberger Berman CASH RESERVES and Neuberger Berman GOVERNMENT MONEY Fund, redemption payments may also be delayed in the event of the closing of the Federal Reserve.

      If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension (for Neuberger Berman CASH RESERVES and Neuberger Berman GOVERNMENT MONEY Fund, the first day the NYSE and the Federal Reserve are open after termination of the suspension).

      As noted in the applicable Prospectus, each of the Bond Funds, as well as Lehman Brothers MUNICIPAL SECURITIES Trust prices its shares as of the close of regular trading on the NYSE, which is normally 4 p.m. The NYSE may occasionally close early, e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, these Funds will generally price their shares as of the earlier closing time.

      Each of Neuberger Berman CASH RESERVES and Neuberger Berman GOVERNMENT MONEY Fund calculate its share price as of noon and 5:00 p.m., Eastern time, respectively, each day the NYSE and the Federal Reserve are open. When the Exchange, bond market or Federal Reserve closes early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.


Redemptions in Kind
-------------------


      Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust reserve the right, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. Neuberger Berman GOVERNMENT MONEY Fund and Neuberger Berman CASH RESERVES also reserve the right, to honor any request for redemption by making payment in whole or in part in securities. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS


      Each Fund distributes to its shareholders substantially all of its net investment income by Class (after deducting expenses attributable to the Class), any net capital gains (both long-term and short-term) and net gains from foreign currency transactions it earns or realizes. A Fund's net investment income, for financial accounting purposes, consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income of Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust and net gains and losses of all Funds, are reflected in a Fund's NAV until distributed. Neuberger Berman CASH RESERVES calculates its net investment income and share price as of noon, Eastern time, on each day the NYSE and the Federal Reserve are open and Neuberger Berman GOVERNMENT MONEY Fund calculates its net investment income and share price as of 5:00 p.m., Eastern time, on each day the NYSE and the Federal Reserve are open; the other Funds calculate their net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).

      Income dividends for each Fund are declared daily (Neuberger Berman GOVERNMENT MONEY Fund declares dividends at approximately 4:00 p.m. Eastern time); dividends declared for each month are paid on the last Business Day of the month. Shares of Neuberger Berman GOVERNMENT MONEY Fund and Neuberger Berman CASH RESERVES shares whose purchase orders are converted to "federal funds" before 6:00 p.m., Eastern time, will accrue a dividend the same day. The shares will begin earning income dividends thereon on the Business Day on which the proceeds of the purchase order are converted to "federal funds" (if converted by 6:00 p.m., Eastern time) and continue to earn dividends through the Business Day before they are redeemed. Shares of the other Funds begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

      Neuberger Berman GOVERNMENT MONEY Fund's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

      Each Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, as designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

      A shareholder's cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, NEUBERGER BERMAN CASH RESERVES AND NEUBERGER BERMAN GOVERNMENT MONEY FUND)

      To continue to qualify for treatment as a RIC under the Code, each Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and, for Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund, and Lehman Brothers HIGH INCOME Bond Fund, net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies, and
(b) as a result of the American Jobs Creation Act of 2004 ("2004 Act"), net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs.

      By qualifying for treatment as a RIC, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable at the federal income tax rate for net capital gain - a maximum of 15%) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

      Interest and dividends a Fund receives, and gains it realizes, on foreign securities, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      The use by Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, and Lehman Brothers SHORT DURATION Bond Fund of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses they realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments any such Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

      Lehman Brothers HIGH INCOME Bond Fund's, Lehman Brothers CORE BOND Fund's, and Lehman Brothers SHORT DURATION Bond Fund's exchange-traded Futures Contracts, "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index), and certain foreign currency contracts that are subject to section 1256 of the Code (collectively "Section 1256 contracts") are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of its taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of
Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. These rules may operate to increase the amount that any such Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. Each such

Fund may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

      Section 988 of the Code also may apply to Forward Contracts and options on foreign currencies. Under section 988, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

      When a covered call option written (sold) by a Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, it is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it received on the exercise plus the premium it received when it wrote the option is more or less than its basis in the underlying security.

      If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a Futures or Forward Contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      Neuberger Berman CASH RESERVES, Lehman Brothers SHORT DURATION BOND Fund, and Lehman Brothers MUNICIPAL SECURITIES Trust each may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of
(1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Fund (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as described above, a Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

      Each Fund (except Lehman Brothers CORE BOND Fund) may acquire zero coupon or other securities issued with OID. Lehman Brothers HIGH INCOME Bond Fund may also acquire pay-in-kind securities, which pay "interest" through the issuance of additional securities. As a holder of those securities, each Fund must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding cash payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Taxation of GOVERNMENT Master Series
------------------------------------

      Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received rulings from the Service to the effect that, among other things, each master portfolio would be treated as a separate partnership for federal tax purposes and would not be a "publicly traded partnership." Although the Master Series may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusions apply to the Master Series as well. As a result, the Master Series is not subject to federal income tax; instead, each investor in the Master Series, such as Neuberger Berman GOVERNMENT MONEY Fund, is required to take into account in determining its federal income tax liability its share of the Master Series' income, gains, losses, deductions, and Tax Preference Items, without regard to whether it has received any cash distributions from the Master Series. The Master Series also is not subject to Delaware or New York income or franchise tax.

      Because Neuberger Berman GOVERNMENT MONEY Fund is deemed to own a proportionate share of GOVERNMENT Master Series' assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Master Series intends to conduct its operations so that Neuberger Berman GOVERNMENT MONEY Fund will be able to satisfy all those requirements.

      Distributions to Neuberger Berman GOVERNMENT MONEY Fund from GOVERNMENT Master Series (whether pursuant to a partial or complete withdrawal or otherwise) will not result in Neuberger Berman GOVERNMENT MONEY Fund's recognition of any gain or loss for federal income tax purposes, except that
(1) gain will be recognized to the extent any distributed cash exceeds the Fund's basis for its interest in the Master Series before the distribution,
(2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Master Series and includes a disproportionate share of any unrealized receivables the Master Series holds, and (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Neuberger Berman GOVERNMENT MONEY Fund's basis in its interest in GOVERNMENT Master Series generally equals the amount of cash and the basis of any property the Fund invests in the Master Series, increased by the Fund's share of the Master Series' net income and capital gains and decreased by
(a) the amount of cash and the basis of any property the Master Series distributes to the Fund and (b) the Fund's share of the Master Series' losses.

      Interest GOVERNMENT Master Series receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

TAXATION OF THE FUNDS' SHAREHOLDERS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, NEUBERGER BERMAN CASH RESERVES AND NEUBERGER BERMAN GOVERNMENT MONEY FUND)

      If shares of Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund or Lehman Brothers MUNICIPAL SECURITIES Trust ("Variable NAV Funds") are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Each Fund is required to withhold 28% of all dividends, and each Variable NAV Fund is required to withhold 28% of capital gain distributions redemption proceeds (regardless of the extent to which gain or loss may be realized), payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who otherwise are subject to backup withholding for any other reason.

      Dividends a Fund pays to a foreign shareholder, other than dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). The 2004 Act, however, created two categories of dividends, "interest-related dividends" and "short-term capital gain dividends," that, if properly designated by a Fund, will be exempt from that tax. "Interest-related dividends" are dividends that are attributable to "qualified net interest income" ("qualified interest income" less allocable deductions), which generally consists of certain OID, interest on obligations "in registered form," and interest on deposits. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The exemption from withholding tax will apply to interest-related dividends and short-term capital gain dividends a Fund pays to foreign investors, with certain exceptions, with respect to its taxable years beginning before January 1, 2008.

      As described in "Maintaining Your Account" in each Prospectus, a Fund may close a shareholder's account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

                        VALUATION OF PORTFOLIO SECURITIES

      Each of Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund and GOVERNMENT Master Series relies on Rule 2a-7 to use the amortized cost method of valuation to enable it to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Funds' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                             PORTFOLIO TRANSACTIONS
 (Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust,
          Neuberger Berman CASH RESERVES and GOVERNMENT Master Series)

      Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

      In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, Lehman Brothers Asset Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. Lehman Brothers Asset Management also may consider the brokerage and research services that broker-dealers provide to the Fund or Lehman Brothers Asset Management. Under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, each Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.





      During the fiscal year ended October 31, 2006, Neuberger Berman CASH RESERVES acquired securities of the following of its "regular brokers or dealers": [J.P. Morgan Chase & Co., State Street Bank and Trust Company]. At October 31, 2006, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: [Citigroup Global Markets, $[______]; Credit Suisse First Boston Corp., $[______]; Goldman Sachs & Co., $[______]; Merrill Lynch, Pierce, Fenner & Smith Inc., $[______]; and Morgan Stanley, $[______].]

      During the fiscal year ended October 31, 2006, Neuberger Berman GOVERNMENT MONEY Fund [did not acquire any securities of its "regular brokers or dealers."] At October 31, 2006, [that Fund held none of the securities of its "regular brokers or dealers."]

      During the fiscal year ended October 31, 2006, Lehman Brothers HIGH INCOME Bond Fund acquired securities of the following of its "regular brokers or dealers": [Citigroup Global Markets, Inc.] At October 31, 2006, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: [State Street Bank and Trust Company], $[______].

      During the fiscal year ended October 31, 2006, Lehman Brothers CORE BOND Fund acquired securities of the following of its "regular brokers or dealers":
[Banc of America Securities, LLC, State Street Bank & Trust Company.] At October 31, 2006, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: [Banc of America Securities, LLC, $[______]; Bear, Stearns, & Co., Inc., $[______]; Citigroup Global Markets, Inc., $[______]; Credit Suisse First Boston Corp., $[______]; Goldman, Sachs & Co., $[______]; J.P. Morgan Chase & Co., $[______]; Lehman Brothers, Inc., $[______]; Merrill Lynch, Pierce, Fenner & Smith Inc., $[______]; and Morgan Stanley, $[______].]





      During the fiscal year ended October 31, 2006, Lehman Brothers SHORT DURATION Bond Fund did not acquire any securities of its "regular brokers or dealers."] At October 31, 2006, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: [Banc of America Securities, LLC, $[_____]; Bear, Stearns, & Co., Inc., $[_____]; Citigroup Global Markets, Inc., $[_____]; Credit Suisse First Boston Corp., $[_____]; Goldman Sachs, $[_____]; J.P. Morgan Chase & Co., $[_____]; Merrill Lynch, Pierce, Fenner & Smith Inc., $[_____]; Morgan Stanley, $[_____]; and State Street Bank and Trust Company, $[_____].]

      During the fiscal year ended October 31, 2006, Lehman Brothers MUNICIPAL SECURITIES Trust [did not acquire any securities of its "regular brokers or dealers."] At October 31, 2006, [that Fund held none of the securities of its "regular brokers or dealers."]

      No affiliate of any Fund receives give-ups or reciprocal business in connection with its portfolio transactions. No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

      The Funds may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Affiliated
Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Funds. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

      The use of Neuberger Berman and Lehman Brothers as brokers for the Funds is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by the Funds to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in Lehman Brothers Asset Management's judgment. No Fund deems it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, each Fund unless an appropriate exemption is available.

      A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Funds are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

      To ensure that accounts of all investment clients, including the Funds, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

      Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Funds. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

      Each Fund expects that it will continue to execute a portion of their transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, Lehman Brothers Asset Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

      In certain instances Lehman Brothers Asset Management specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced Lehman Brothers Asset Management's normal internal research activities, Lehman Brothers Asset Management expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Lehman Brothers Asset Management is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Lehman Brothers Asset Management by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of Lehman Brothers Asset Management and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services,

Lehman Brothers Asset Management always considers its best execution obligation when deciding which broker to utilize.

      A committee comprised of officers of NB Management and employees of Neuberger Berman and/or Lehman Brothers Asset Management who are Portfolio Managers of the Funds and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman and/or Lehman Brothers Asset Management. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others:
(1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

      The commissions paid to a broker other than Neuberger Berman and/or Lehman Brothers Asset Management may be higher than the amount another firm might charge if Lehman Brothers Asset Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. Lehman Brothers Asset Management believes that those research services benefit the Funds by supplementing the information otherwise available to Lehman Brothers Asset Management. That research may be used by Lehman Brothers Asset Management in servicing Other NB Funds and, in some cases, by Neuberger Berman and/or Lehman Brothers Asset Management in servicing the Managed Accounts. On the other hand, research received by Lehman Brothers Asset Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman and/or Lehman Brothers Asset Management from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Funds' benefit.


Portfolio Turnover
------------------


      Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust calculate their portfolio turnover rates by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

Expense Offset Arrangement
--------------------------

      Each Fund also has an expense offset arrangement in connection with its custodian contract. For the year ended October 31, 2006, the impact of this arrangement was a reduction of expenses as follows:

---------------------------------------------------------------------
  FUNDS                           AMOUNT OF REDUCTION OF EXPENSES
---------------------------------------------------------------------
  CASH RESERVES
---------------------------------------------------------------------
  GOVERNMENT MONEY
---------------------------------------------------------------------
  CORE BOND
---------------------------------------------------------------------
  HIGH INCOME
---------------------------------------------------------------------
  SHORT DURATION
---------------------------------------------------------------------
  MUNICIPAL SECURITIES
---------------------------------------------------------------------



Proxy Voting
------------


      The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Neuberger Berman CASH RESERVES and Neuberger Berman GOVERNMENT MONEY Fund and their shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

      NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Funds. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

      NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with [Neuberger Berman's] voting guidelines.

      NB Management's guidelines adopt the voting recommendations of ISS. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

      In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

      If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

      Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

      Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Neuberger Berman CASH RESERVES and GOVERNMENT Master Series prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Funds, rating and ranking organizations, and affiliated persons of the Funds or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

      NB Management and the Funds have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Funds with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the "Allowable
Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Funds prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

      Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Fund by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Funds or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Funds or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

      No Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Funds' Chief Compliance Officer, the Board of Trustees reviews the Funds' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

      Pursuant to Codes of Ethics adopted by the Funds, NB Management, and Lehman Brothers Asset Management ("Code of Ethics"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Funds except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Funds shareholders. The Code of Ethics also prohibits any person associated with the Funds, NB Management and Lehman Brothers Asset Management in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Funds from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

      The Funds currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

      STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Fund, except with such Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

      BEAR STEARNS SECURITIES CORP. ("BEAR STEARNS"). Lehman Brothers HIGH INCOME Bond Fund has entered into a securities lending agreement with Bear Stearns under which the Fund provides Bear Stearns with its complete portfolio holdings each day. Pursuant to such agreement, Bear Stearns agrees that all portfolio and other information concerning the Fund that is disclosed or made available to Bear Stearns constitutes a valuable asset of, and is proprietary to the Fund. Bear Stearns agrees that the Fund's information will be used solely for purposes of the transactions contemplated by the agreement or to comply with regulatory requirements or legal process and will not be disclosed to any other party without the express written consent of the Fund. Bear Stearns agrees to protect the Fund information by using the same degree of care to prevent the unauthorized disclosure of the Fund information as Bear Stearns uses to protect its own information of a like nature. The Fund pays a fee to Bear Stearns with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

      SECURITIES LENDING AGENT. One or more of Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Neuberger Berman CASH RESERVES and GOVERNMENT Master Series have entered into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Fund's portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to a Fund's operations that is designated by that Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. Each Fund participating in the agreement pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. Each Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

      OTHER THIRD-PARTY SERVICE PROVIDERS TO THE FUNDS. Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Neuberger Berman CASH RESERVES and GOVERNMENT Master Series may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Fund who require access to this information to fulfill their duties to the Fund. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.


      Rating, Ranking and Research Agencies.
      --------------------------------------


      Each of Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Neuberger Berman CASH RESERVES and GOVERNMENT Master Series sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. Each Fund provides its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. Each Fund also provides its complete month-end portfolio holdings to Data Communiqu{e'} International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Fund's top 10 holdings. No compensation is received by any Fund, NB Management, Lehman Brothers Asset Management or any other person in connection with the disclosure of this information. Each Fund either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for each of the Funds.

                             REPORTS TO SHAREHOLDERS

      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firm for the Fund. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Funds
---------

      Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of December 14, 2005. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eleven separate operating series (the Funds). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Income Funds," and the term "Neuberger Berman" in each Fund's name (except Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers CORE BOND Fund) was "Neuberger & Berman."

      The predecessors of Funds (except for Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers CORE BOND Fund) were converted into separate series of the Trust on July 2, 1993; these conversions were approved by the shareholders of the Funds in April 1993.

      On [February 28], 2007, each of Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust changed its name from Neuberger Berman High Income Bond Fund, Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Municipal Securities Trust, respectively.

      DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

      OTHER. Because Trust Class shares can be bought, owned and sold only through an account with an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one Institution to another.

Master Series
-------------

      GOVERNMENT Master Series is a separate operating series of the Master Trust, a Delaware statutory trust organized as of October 1, 2004. The Master Trust is registered under the 1940 Act as a diversified, open-end management investment company and has nine separate portfolios (the nine Master Series). The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other.

      NEUBERGER BERMAN GOVERNMENT MONEY FUND'S INVESTMENTS IN MASTER SERIES. Neuberger Berman GOVERNMENT MONEY Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in GOVERNMENT Master Series, its corresponding Master Series, which is a "master fund." GOVERNMENT Master Series, which has the same investment objective, policies, and limitations as the Fund that invests in it, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

      Neuberger Berman GOVERNMENT MONEY Fund's investment in its corresponding Master Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Master Series.

      GOVERNMENT Master Series may also permit other investment companies and/or other institutional investors to invest in the Master Series. All investors will invest in the Master Series on the same terms and conditions as Neuberger Berman GOVERNMENT MONEY Fund and will pay a proportionate share of the Master Series' expenses. Other investors in the Master Series are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and might charge a sales commission. Therefore, shareholders of a Class of the Fund may have different returns than shareholders in another investment company that invests exclusively in the Master Series. Information regarding any Fund that invests in a Master Series is available from NB Management by calling 888-556-9030.

      The Fund Trustees believe that investment in GOVERNMENT Master Series by other potential investors in addition to the Neuberger Berman GOVERNMENT MONEY Fund may enable the Master Series to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However Neuberger Berman GOVERNMENT MONEY Fund's investment in the Master Series may be affected by the actions of other large investors in the Master Series, if any. For example, if a large investor in the Master Series (other Neuberger Berman GOVERNMENT MONEY Fund) redeemed its interest in the Master Series, the Master Series' remaining investors (including Neuberger Berman GOVERNMENT MONEY Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

      Neuberger Berman GOVERNMENT MONEY Fund may withdraw its entire investment from GOVERNMENT Master Series at any time, if the Fund Trustees determine that it is in the best interests of the Neuberger Berman GOVERNMENT MONEY Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Master Series with power to, and who did by a vote of all investors (including Neuberger Berman GOVERNMENT MONEY Fund), change the investment objective, policies, or limitations of the Master Series in a manner not acceptable to the Fund Trustees. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Master Series to Neuberger Berman GOVERNMENT MONEY Fund. That distribution could result in a less diversified portfolio of investments for Neuberger Berman GOVERNMENT MONEY Fund and could affect adversely the liquidity of its investment portfolio. If Neuberger Berman GOVERNMENT MONEY Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If Neuberger Berman GOVERNMENT MONEY Fund withdrew its investment from the Master Series, the Fund Trustees would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

      INVESTOR MEETINGS AND VOTING. GOVERNMENT Master Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Master Series will be entitled to vote in proportion to its relative beneficial interest in the Master Series. On most issues subjected to a vote of the Master Series investors, Neuberger Berman GOVERNMENT MONEY Fund will solicit proxies from its shareholders and will vote its interest in the Master Series in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Master Series, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Master Series investors; indeed, if other investors hold a majority interest in the Master Series, they could have voting control of the Master Series.

      CERTAIN PROVISIONS. Under Delaware law, the shareholders of the Master Series will not be personally liable for the obligations of the Master Series; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Institutional Liquidity Trust or the Master Series contain a statement that such obligation may be enforced only against the assets of the Master Trust or Master Series and provides for indemnification out of Master Trust or Master Series property of any shareholder nevertheless held personally liable for Master Trust or Master Series obligations, respectively, merely on the basis of being a shareholder.


                          CUSTODIAN AND TRANSFER AGENT


      Each of Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund and GOVERNMENT Master Series has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Investor Class correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All Institutional Class and Trust Class correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2[nd] Floor, New York, NY 10158-0180.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund and GOVERNMENT Master Series has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent registered public accounting firm that will audit its financial statements.

      Lehman Brothers CORE BOND Fund has selected Tait, Weller & Baker LLP, 1818
Market   Street,  Suite  2400,  Philadelphia,  PA,  19103,  as  the  independent registered public accounting firm who will audit its financial statements.

                                  LEGAL COUNSEL

      Each Fund has selected Kirkpatrick & Lockhart Nicholson Graham LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of January 31, 2007, the following are all of the beneficial and record owners of more than five percent of each Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.





 FUND                           NAME & ADDRESS                  PERCENT OWNED
 ----                           --------------                  -------------




      As of December 31, 2006, the following are all of the beneficial and record owners of more than five percent of the Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Fund of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

 CLASS                          NAME & ADDRESS                  PERCENT OWNED
 -----                          --------------                  -------------

                             REGISTRATION STATEMENT

      This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

      Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

      The following financial statements and related documents are incorporated herein by reference from each Fund's Annual Report to shareholders for the fiscal year ended October 31, 2006:

            The audited financial statements of the Funds (except for Lehman Brothers CORE BOND Fund) and notes thereto for the fiscal year ended October 31, 2006, and the reports of Ernst & Young LLP, Independent Registered
            Public Accounting Firm, with respect to such audited financial statements of the Funds.

            The audited financial statements of Lehman Brothers CORE BOND Fund and notes thereto for the fiscal year ended October 31, 2006, and the reports of Tait, Weller and Baker LLP, Independent Registered Public Accounting Firm with respect to such audited financial statements of the Lehman Brothers CORE BOND Fund.





      [Additionally, seed capital financial statements of the GOVERNMENT Master Series for the one-day period ended December 4, 2006, are incorporated herein by reference from the Lehman Brothers Institutional Liquidity Funds SAI dated December 19, 2006.]

                                                                      Appendix A

        RATINGS OF CORPORATE BONDS, MUNICIPAL BONDS AND COMMERCIAL PAPER

      S&P CORPORATE BOND RATINGS:
      ---------------------------

      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CI - The rating CI is reserved for income bonds on which no interest is being paid.

      D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      MOODY'S CORPORATE BOND RATINGS:
      -------------------------------

      Aaa - Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

      Aa - Bonds rated Aa are judged to be of high quality and are subject to very low credit risk. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

      A - Bonds rated A are considered upper-medium grade and are subject to low credit risk. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B are considered speculative and are subject to high credit risk. They generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

      C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

      S&P MUNICIPAL BOND RATINGS:
      ---------------------------

      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      PLUS (+) OR MINUS (-) - The ratings above from AAA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      MOODY'S MUNICIPAL BOND RATINGS:
      -------------------------------

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

      A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa  -  Bonds  which  are  rated  Baa   are  considered  as  medium  grade
obligations;  i.e.,  they  are  neither  highly protected  nor  poorly  secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above except Aaa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

      S&P COMMERCIAL PAPER RATINGS:
      -----------------------------

      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

      MOODY'S COMMERCIAL PAPER RATINGS:
      ---------------------------------

      Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

   -     Leading market positions in well-established industries.

   -     High rates of return on funds employed.

   - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

   - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

   - Well-established access to a range of financial markets and assured sources of alternate liquidity.

--------------------------------------------------------------------------------


                      LEHMAN BROTHERS STRATEGIC INCOME FUND
               (formerly, Neuberger Berman Strategic Income Fund)


                   (A series of Neuberger Berman Income Funds)

                       STATEMENT OF ADDITIONAL INFORMATION

                      Institutional and Trust Class Shares


                           DATED: February [__], 2007


--------------------------------------------------------------------------------

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll Free 800-877-9700


     Lehman Brothers STRATEGIC INCOME Fund ("Fund") is a mutual fund that offers shares pursuant to a Prospectus dated February [__], 2007.


     The Prospectus for the Institutional Class ("Class") shares provides more information about the Fund that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

     No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.


     The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC ("Neuberger Berman"). "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2007 Neuberger Berman Management Inc. All rights reserved (C)2007 Lehman Brothers Asset Management LLC. All rights reserved.

                                TABLE OF CONTENTS
                                -----------------


INVESTMENT INFORMATION.........................................................1

     Investment Policies and Limitations.......................................1

     Cash Management and Temporary Defensive Positions.........................3

     Additional Investment Information.........................................4

     Risks of Equity Securities...............................................35

CERTAIN RISK CONSIDERATIONS...................................................35

PERFORMANCE INFORMATION.......................................................35

     Yield Calculations.......................................................36

     Average Annual Total Return Computations.................................36

     Average Annual Total Return After Taxes on Distributions.................36

     Average Annual Return After Taxes on Distributions and Sale of Fund
     Shares...................................................................37

TRUSTEES AND OFFICERS.........................................................37

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................52

     Investment Manager and Administrator.....................................52

     Management and Administration Fees.......................................53

     Waivers and Reimbursements...............................................54

     Institutional Class......................................................54

     Sub-Adviser..............................................................55

     Portfolio Manager Information............................................56

     Investment Companies Managed.............................................59

     Codes of Ethics..........................................................60

     Management and Control of NB Management and Neuberger Berman.............60

DISTRIBUTION ARRANGEMENTS.....................................................61

ADDITIONAL PURCHASE INFORMATION...............................................64

     Share Prices and Net Asset Value.........................................64

ADDITIONAL REDEMPTION INFORMATION.............................................71

     Suspension of Redemptions................................................71

     Redemptions in Kind......................................................72

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................72

ADDITIONAL TAX INFORMATION....................................................73

     Taxation of The Fund.....................................................73

     Taxation of the Fund's Shareholders......................................76

PORTFOLIO TRANSACTIONS........................................................77

     Proxy Voting.............................................................82

PORTFOLIO HOLDINGS DISCLOSURE.................................................83

REPORTS TO SHAREHOLDERS.......................................................85

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................85

CUSTODIAN AND TRANSFER AGENT..................................................86

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................86

LEGAL COUNSEL.................................................................86

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................86

REGISTRATION STATEMENT........................................................87

FINANCIAL STATEMENTS..........................................................87

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

                             INVESTMENT INFORMATION

     The Fund is a separate operating series of Neuberger Berman Income Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.


     Lehman Brothers STRATEGIC INCOME Fund (formerly Neuberger Berman Strategic Income Fund prior to February [__], 2007) commenced operations on July 11, 2003.


     The following information supplements the discussion in the Fund's Prospectus of the investment objective, policies, and limitations of the Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the lesser of:

     (1) 67% of the total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented or

     (2) a majority of the outstanding shares of the Fund.

     These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations
-----------------------------------

     With respect to the limitation on borrowings, the Fund may pledge assets in connection with permitted borrowings.

     Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund. If events subsequent to a transaction result in the Fund exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

     The Fund's fundamental investment policies and limitations are as follows:

     1. BORROWING. The Fund may not borrow money, except that it may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

     2. COMMODITIES. The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities other than foreign currency), foreign currency, forward contracts, swaps, caps, collars, floors and other financial instruments or from investing in securities of any kind.

     3. DIVERSIFICATION. The Fund may not with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     4. INDUSTRY CONCENTRATION. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Fund will invest up to 25% of its total assets in the real estate industry. This limitation does not apply to purchases of U.S. Government and Agency Securities.

     5. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, loans, loan participations or other forms of direct debt instruments, or (ii) by engaging in repurchase agreements.

     6. REAL ESTATE. The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Fund may
(i) invest in securities of issuers that mortgage, invest or deal in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind.

     7. SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under the 1940 Act.

     8. UNDERWRITING. The Fund may not engage in the business of underwriting securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

     Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

     Senior Securities: The SEC staff has asserted that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the Commission has taken the position that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the Commission will not raise senior securities issues under the 1940 Act.

     The Fund's non-fundamental investment policies and limitations are as follows:

     1. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

     2. BORROWING. The Fund may not purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets.

     3. LENDING. Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

     4. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

Cash Management and Temporary Defensive Positions
-------------------------------------------------

     For temporary defensive purposes, the Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which may be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on certain other debt securities in which the Fund normally invests.

     Pursuant to an exemptive order received from the SEC, the Fund also may invest in shares of a money market fund and an unregistered fund, each managed by NB Management or an affiliate, to manage uninvested cash (which will only be invested in shares of a money market fund) and cash collateral received in connection with securities lending. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund. Investments of uninvested cash in shares of registered money market funds managed by NB Management or an affiliate are limited to amounts not exceeding 25% of the investing fund's total assets.

Additional Investment Information
---------------------------------

     RISKS OF FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Some debt securities in which the Fund may invest are also subject to the risk that the issuer might repay them early ("call risk").

     RATINGS OF FIXED INCOME SECURITIES

     The Fund may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service ("Moody's"), or any other Nationally Recognized Statistical Rating Organization ("NRSRO") (please see the Fund's prospectus for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund mainly refers to ratings assigned by S&P and Moody's, which are described in Appendix A. The Fund may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Fund may permissibly invest.

     HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality.

     INVESTMENT GRADE DEBT SECURITIES. An investment grade debt security is a security that has received ratings, from at least one NRSRO that has rated it, in one of the four highest rating categories or, if not rated by any NRSRO, has been determined by NB Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay. If a security receives one rating in one of the four highest rating categories and another below the fourth highest category, it will be considered investment grade. The Fund normally invests approximately 45% of its total assets in investment grade debt securities.

     LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by at least one NRSRO that has rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described below for lower-rated debt securities.


     RATINGS DOWNGRADES. Subsequent to its purchase by the Fund, the rating of an issue of debt securities may be reduced. [In such a case, NB Management will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Fund's holdings of securities that are considered by the Fund to be below investment grade will be no more than approximately 30% of its assets.]


     DURATION AND MATURITY

     Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. NB Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

     Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

     There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

     The Fund has no limits on the maturity of its individual investments. However, it generally intends its dollar-weighted average duration to be up to five years.

     LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by at least one NRSRO that has rated them or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. These securities are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower-rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of NB Management.

     During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

     The market for lower-rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

     The market for lower-rated debt issues generally is thinner or less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

     See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody's.


     POLICIES AND LIMITATIONS. The Fund may invest approximately 25% of its total assets in securities that are below investment grade rated at the time of investment "Ba1" or below by Moody's or "BB+" or below by S&P or, if unrated by either of these, deemed by the adviser to be of comparable quality.

     REAL ESTATE-RELATED INSTRUMENTS. Real estate-related instruments include shares of real estate investment trusts (also known as "REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

     Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property or the quality of the credit extended. Both types of REITs are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code of 1986, as amended ("Code"), and failing to maintain exemption from the 1940 Act.

     The shares of a REIT are subject to its management fees and other expenses. Therefore, investments in REITs would cause the Fund to bear its proportionate share of the costs of the REITs' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. The Fund does not intend to invest in REITs unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable fees.

     POLICIES AND LIMITATIONS. The Fund may invest approximately 25% of its total assets in real-estate related instruments, preferred stock, warrants, common stock or other dividend-paying equity securities. Securities convertible into common stock are not subject to this policy on equity securities. The Fund does not intend to invest more than 30% of its total assets in dividend-paying equity securities, including REITs.

     U.S. GOVERNMENT AND AGENCY SECURITIES. "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States. "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Federal Home Loan Banks ("FHLB") and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule

144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions which could be costly to the Fund.

     POLICIES AND LIMITATIONS. The Fund may invest up to 15% of its net assets in illiquid securities.

     REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities; no Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

     SECURITIES LOANS. The Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Fund can loan securities through a separate operating unit of Neuberger Berman or an affiliate of Neuberger Berman, acting as agent. The Fund also can loan securities to

Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.

     POLICIES AND LIMITATIONS. In order to realize income, the Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees.

     RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Fund's 15% limit on investments in illiquid securities.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates. These transactions involve a commitment by the Fund to purchase securities that will be issued at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued and delayed delivery transactions enable the Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Fund may lose the opportunity to obtain a favorable price.

     The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

     POLICIES AND LIMITATIONS. The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

     When the Fund purchases securities on a when-issued or delayed delivery basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value
(determined daily) at least equal to the amount of the Fund's purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

     FUTURES CONTRACTS AND OPTIONS THEREON. The Fund may purchase and sell interest rate and bond index futures contracts and options thereon, foreign currency futures contracts (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits the Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Fund views investment in (1) interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency Futures and options thereon primarily as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Fund.

     The Fund may also purchase a currency futures contract or a call option thereon for non-hedging purposes, provided the amount invested in currency derivatives for non-hedging purposes does not exceed 2% of total assets. The Fund may pursue this technique when NB Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Fund.

     A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

     U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

     Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss. While Futures Contracts entered into by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

     "Margin" with respect to Futures is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Fund's Futures positions. The margin deposit made by the Fund when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements,  the Fund will be required to make an  additional  margin  deposit
("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Fund. In computing its daily NAV, the Fund marks to market the value of its open Futures positions. The Fund also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

     An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

     Although the Fund believes that the use of Futures Contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

     Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

     Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Fund, it could (depending on the size of the position) have an adverse impact on the NAV of the Fund.

     Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

     POLICIES AND LIMITATIONS. The Fund may purchase and sell interest rate and bond index Futures and may purchase and sell options thereon in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. The Fund may engage in foreign currency Futures and options transactions primarily in an attempt to hedge against changes in prevailing currency exchange rates. The Fund may invest in foreign currency derivative instruments, including Futures or options on foreign currencies, for non-hedging purposes, provided the amount invested in currency derivatives for non-hedging purposes does not exceed 2% of total assets.

     CALL OPTIONS ON SECURITIES. The Fund may write covered call options and may purchase call options. The purpose of writing covered call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's NAV) or to earn premium income. Fund securities on which call options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

     When the Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the option. When writing call options, the Fund writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying a call option at less than the market price.

     The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Fund will not do), but is capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

     If a call option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

     When the Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Fund would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

     POLICIES AND LIMITATIONS. The Fund may write covered call options and may purchase call options on debt securities in its portfolio for hedging purposes. The Fund may write covered call options for the purpose of producing income. The Fund will write a call option on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.

     PUT OPTIONS ON SECURITIES. The Fund may write and purchase put options on securities. The Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The

Fund may be obligated to purchase the underlying security at more than its current value.

     When the Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

     Fund securities on which put options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

     POLICIES AND LIMITATIONS. The Fund may write and purchase put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect on NAV of price fluctuations of securities held by the Fund.)

     GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by the Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

     Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Fund and a counterparty, with no clearing organization guarantee. Thus, when the Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless the Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty's insolvency, the Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Fund may engage in OTC options transactions.

     The premium received (or paid) by the Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Fund's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

     Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

     The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

     The Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying market that cannot be reflected in the options markets.

     POLICIES AND LIMITATIONS. The assets used as cover (or held in a segregated account) for OTC options written by the Fund will be considered illiquid and thus subject to the Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund may purchase and sell call and put options on securities indices and other financial indices. In so doing, the Fund can pursue many of the same objectives it would pursue through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other investment except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an over-the-counter option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may by multiplied by a formula value. The seller of the obligation is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

     FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). The Fund enters into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities. To a limited extent, the Fund may also purchase and sell Forward Contracts for non-hedging purposes when NB Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio.

     Forward Contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

     At the consummation of a Forward Contract to sell currency, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in Forward Contract prices. Closing purchase transactions with respect to Forward Contracts are usually made with the currency dealer who is a party to the original Forward Contract.

     NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

     However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If the Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using Forward Contracts to protect the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because Forward Contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Fund may experience delays in the settlement of its foreign currency transactions.

     POLICIES AND LIMITATIONS. The Fund views investments in Forward Contracts primarily as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them. The Fund may invest in foreign currency derivative instruments, including Forward Contracts, for non-hedging purposes, provided the amount invested in currency derivatives for non-hedging purposes does not exceed 2% of total assets.

     OPTIONS ON FOREIGN CURRENCIES. The Fund may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

     POLICIES AND LIMITATIONS. The Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities. The Fund may purchase put and call options on foreign currencies for non-hedging purposes, provided the amount invested in currency derivatives for non-hedging purposes does not exceed 2% of total assets.

     COMBINED TRANSACTIONS. The Fund may enter into multiple transactions including multiple options transactions, multiple interest transactions and any combination of options and interest rate transactions, instead of a single Financial Instrument (as defined below) as part of a single or combined strategy when, in the judgment of NB Management, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on NB Management's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund's management objective.

     REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES, SECURITIES INDICES AND FOREIGN CURRENCIES, AND FORWARD CONTRACTS. To the extent the Fund sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

     COVER FOR FINANCIAL INSTRUMENTS. Futures, options on Futures, options on securities, securities indices and foreign currencies, and Forward Contracts may be referred to in this Statement of Additional Information as "Financial Instruments." The Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet current obligations. The Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Fund.

     POLICIES AND LIMITATIONS. The Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

     GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Fund and changes in the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. In using such instruments for hedging, NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected by the Portfolio Manager to resemble or offset that of the Fund's underlying securities or currency. There can be no assurance that the Fund's use of Financial Instruments will be successful. When the Fund uses these instruments for non-hedging purposes, there is an added risk of loss because the Fund may not have an offsetting position in the underlying instrument.

     The Fund's use of Financial Instruments may be limited by certain provisions of the Code with which it must comply if it is to qualify as a regulated investment company ("RIC"). See "Additional Tax Information -- Taxation of the Fund."

     The Fund is not obligated to hedge any of its positions or use any Financial Instruments and makes no representations as to the availability or use of these techniques at this time or at any time in the future.

     POLICIES AND LIMITATIONS. In using such instruments for hedging, NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Fund's underlying securities or currency. NB Management intends to reduce the risk that the Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

     ZERO COUPON, STEP COUPON AND PAY-IN-KIND SECURITIES AND DISCOUNT OBLIGATIONS. The Fund may invest in zero coupon securities, step coupon securities and pay-in-kind securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. The Fund may also acquire certain debt securities at a discount. These discount obligations involve special risk considerations. Zero coupon and step coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. Zero coupon and step coupon securities are redeemed at face value when they mature. The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by the Fund prior to the receipt of any actual payments. Pay-in-kind securities pay interest through the issuance of additional securities.

     Because the Fund must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon, step coupon and pay-in-kind securities) each year for income and excise tax purposes, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information -- Taxation of the Fund."

     The market prices of zero coupon securities, pay-in-kind securities and discount obligations generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities and discount obligations are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

     INFLATION-INDEXED SECURITIES. The Fund may invest in U.S. Treasury securities the principal value of which is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period the Fund holds the security, the Fund may earn less on it than on a conventional bond.

     Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate Treasuries having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

     Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because the Fund must distribute substantially all of its net income to its shareholders to avoid payment of federal income and excise taxes, the Fund may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

     COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

     POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to the Fund's 15% limit on investments in illiquid securities.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

     POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.

     BANKING  AND  SAVINGS  INSTITUTION  SECURITIES.  These  include  CDs,  time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which the Fund invests typically are not covered by deposit insurance.

     A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

     In addition, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.

     VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Fund's quality standards. Accordingly, in purchasing these securities, the Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. The Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

     POLICIES AND LIMITATIONS. The Fund may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, the Fund excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit.

     For purposes of determining its dollar-weighted average maturity, the Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, the Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, NB Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

     MONEY MARKET FUNDS. The Fund may invest up to 10% of its total assets in the securities of money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Fund to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

     POLICIES AND LIMITATIONS. For cash management purposes, the Fund may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. Otherwise, the Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all registered investment companies in the aggregate.

     OTHER INVESTMENT COMPANIES. The Fund may invest in the shares of other investment companies that are consistent with its investment policies. Such investment may be the most practical or only manner in which the Fund can participate in certain markets such as foreign markets because of the expenses involved or because other vehicles for investing in those markets or countries may not be available at the time the Fund is ready to make an investment. The Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index.

     As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

     POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, the Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets in all registered investment companies in the aggregate.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

     Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

     Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, the Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Fund uses an approach that NB Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

     Mortgage-backed securities may be issued in the form of CMOs or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

     Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. NB Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets the Fund's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. The Fund may buy mortgage-backed securities without insurance or guarantees, if NB Management determines that the securities meet the Fund's quality standards. NB Management will, consistent with the Fund's investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

     POLICIES AND LIMITATIONS. The Fund may not purchase mortgage-backed securities that, in NB Management's opinion, are illiquid if, as a result, more than 15% of the Fund's net assets would be invested in illiquid securities.

     ASSET-BACKED SECURITIES. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

     Certificates for Automobile Receivables(SM) ("CARS(SM)") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARS(SM) if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

     Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

     Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

     The Fund may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Fund.

     U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

     POLICIES AND LIMITATIONS. These investments are subject to the Fund's quality, maturity, and duration standards.

     AMERICAN DEPOSITARY RECEIPTS. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information. If the underlying security is denominated in a foreign currency, investment in the ADR is subject to the risk of fluctuations in the exchange rate, even though the ADR is denominated in U.S. dollars.

     POLICIES AND LIMITATIONS. The Fund will limit its investment in unsponsored ADRs to no more than 5% of the value of the Fund's net assets. [ADRs on foreign securities which are denominated in or indexed to foreign currencies are subject to the Fund's 20% limit on foreign securities denominated in foreign currencies.]


     FOREIGN CURRENCY DENOMINATED SECURITIES. Foreign currency denominated securities are denominated in or indexed to foreign currencies, including (1) CDs (including similar time deposits), commercial paper, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and
(3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscatory taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments.

     Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

     Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

     Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

     The risks of foreign investing are generally heightened in emerging markets. Securities traded in certain emerging market countries may be subject to risks in addition to risks typically posed by foreign debt investing due to the inexperience of financial intermediaries, the lack of modern technology and lack of a sufficient capital base to expand business operations.

     POLICIES AND LIMITATIONS. The Fund may invest up to 20% of its total assets in foreign securities denominated in or indexed to foreign currencies. Within that limitation, however, the Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency. The Fund invests in foreign currency denominated foreign securities of issuers in countries whose governments are considered stable by NB Management.


     DOLLAR ROLLS. In a "dollar roll," the Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in the Fund's NAV and may be viewed as a form of leverage. A "covered roll" is a specific type of dollar roll in which the Fund holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to dollar rolls.

     POLICIES  AND  LIMITATIONS.  Dollar  rolls are  considered  borrowings  for
purposes  of  the  Fund's   investment   policies  and  limitations   concerning
borrowings.

     SWAP AGREEMENTS. To help enhance the value of its portfolio or manage its exposure to different types of investments, the Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars." In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

     In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

     POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, the Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

     DIRECT DEBT INSTRUMENTS. Direct debt includes loan participations, notes, assignments and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. The Fund could buy all or part of a loan or participate in a syndicate organized by a bank. These loans may be secured or unsecured. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. The borrower may be in financial distress or may default or have a right to borrow additional cash from the owners of direct debt. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay interest and repay principal when due. See the additional risks described under "Foreign Securities" in this SAI.

     Because the Fund's ability to receive payments in connection with loan participations depends on the financial condition of the borrower, NB Management will not rely solely on a bank or other lending institution's credit analysis of the borrower, but will perform its own investment analysis of the borrowers. NB Management's analysis may include consideration of the borrower's financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Loan participations are not generally rated by independent rating agencies and therefore, investments in a particular loan participation will depend almost exclusively on the credit analysis of the borrower performed by NB Management and the original lending institution.

     There are usually fewer legal protections for owners of direct debt than conventional debt securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Fund may be subject to claims of the lead bank's creditors.

     Although some of the loans in which the Fund invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the Fund purchases a loan through an assignment, there is a possibility that the Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral. There may not be a recognizable, liquid public market for loan participations.

     POLICIES AND LIMITATIONS. To the extent direct debt is deemed illiquid, such an investment is subject to the Fund's restriction on investing no more than 15% of its net assets in illiquid securities. The Fund's policies limit the percentage of its assets that can be invested in the securities of issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the Fund, in some instances, to treat both the lending bank and the borrower as "issuers" of a loan participation by the Fund. In combination, the Fund's policies and the SEC staff's interpretations may limit the amount the Fund can invest in loan participations.

     CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

     The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.

     POLICIES AND LIMITATIONS. Securities convertible into common stock are not subject to the Fund's 25% policy on equity securities.


     [MASTER LIMITED PARTNERSHIPS. Master Limited Partnerships ("MLPs") are limited partnerships in which the ownership units (i.e., limited partnership interests) are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter ("OTC") market. Many MLPs operate in the oil and gas related businesses, including energy processing and distribution. Many MLPs are pass-through entities that generally are taxed at the unitholder level and are not subject to federal or state income tax at the partnership level. Annual income, gains, losses, deductions and credits of an MLP pass through directly to its unitholders. Distributions from an MLP may consist in part of a return of capital. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of the partnership.

     Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs' ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

     The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a master limited partnership than investors in a corporation. Although unitholders of an MLP are generally limited in their liability, similar to a corporation's shareholders, creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distribution was paid. This liability may stay attached to the unitholder even after the units are sold.

     POLICIES AND LIMITATIONS. Under certain circumstances, an MLP could be deemed an investment company. If this is the case, the Fund's investment in its securities would be limited by the 1940 Act. See "Other Investment Companies."

     CANADIAN INCOME TRUSTS. Canadian income trusts commonly hold debt or equity securities in, or are entitled to receive royalties from, an underlying active business. The income trust structure is typically adopted by businesses that require a limited amount of capital in maintenance and that generate stable cash flows. The value of an income trust can rise or fall for the same reasons that affect equity securities or because of changes to interest rates.

     An investment in units of Canadian income trusts is not the equivalent of owning shares in a corporation. Unit holders do not have the statutory rights normally associated with owning shares in a corporation. Investments in income trusts will have varying degrees of risk depending on the sector and the underlying assets. They will also be subject to general risks associated with business cycles, commodity prices, interest rates and other economic factors. Typically, income trusts are more volatile than fixed-income securities and preferred shares. The value of income trust units may decline significantly if they are unable to meet distribution targets. To the extent that claims against an income trust are not satisfied by the trust, investors in the income trust (which include a fund that invests in the income trust) could be held responsible for such obligations. Certain, but not all, jurisdictions have enacted legislation to protect investors from some of this liability. There is also a risk that the tax rules relating to income trusts may change in a way that is negative to income trust investors.]

     POLICIES AND LIMITATIONS. Under certain circumstance, a Canadian income trust could be deemed an investment company. If this is the case, the Fund's investment in its units would be limited by the 1940 Act. See "Other Investment Companies."


     PREFERRED STOCK. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

     WARRANTS. Warrants may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

     SHORT SALES. The Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

     The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

     The Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

     The effect of short selling on the Fund is similar to the effect of leverage. Short selling may amplify changes in the Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

     POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     INDEXED SECURITIES. The Fund may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

     The Fund may invest in various securities that are intended to track broad-based, U.S. market Indices, including Standard & Poor's Depository Receipts ("SPDRs"), Diamonds, and Nasdaq-100 Shares. SPDRs represent units in a trust that holds a portfolio of common stocks that closely tracks the price, performance and dividend yield of the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"). SPDRs also entitle holders to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 stocks in the underlying portfolio. Diamonds represent units in an investment trust that holds the 30 component stocks comprising the Dow Jones Industrial Average ("DJIA") and are designed to track the performance of the DJIA. Diamonds pay monthly dividends that correspond to the dividend yields of the DJIA component stocks. Nasdaq-100 shares represent ownership in the Nasdaq-100 trust, a unit investment trust that accumulates and holds a portfolio of equity securities that track the Nasdaq-100 Index. Nasdaq-100 Shares are designed to track the performance and dividend yield of the Nasdaq-100 Index. SPDRs and Diamonds are listed on the American Stock Exchange. Nasdaq-100 Shares are listed on the Nasdaq Stock Market.

     Most indexed securities are short- to intermediate- term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

     COMBINED TRANSACTIONS. The Fund may enter into multiple transactions including multiple options transactions, multiple interest transactions and any combination of options and interest rate transactions, instead of a single Financial Instrument as part of a single or combined strategy when, in the judgment of its Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on its Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund's management objective.

     STRIPPED SECURITIES. are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

     Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells. These coupons are not obligations of the U.S. Treasury.

     STRIPPED MORTGAGE BACKED SECURITIES (SMBS). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

     TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds' operations.

     CALL RISK. Some debt securities in which the Fund may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a fund holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the fund would have to reinvest the proceeds from the called security at the current, lower rates.

Risks of Equity Securities
--------------------------

     Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Convertible securities are not counted toward the Fund's 25% policy on equity securities. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

     To the extent this Fund invests in such securities, the value of securities held by the Fund will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund's NAVs per share, which will fluctuate as the value of the securities held by the Fund change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

     POLICIES AND LIMITATIONS The Fund normally invests approximately 25% of its total assets in dividend-paying equity securities, including REITs. The Fund does not intend to invest more than 30% of its total assets in dividend-paying equity securities, including REITs.

                           CERTAIN RISK CONSIDERATIONS

     Although the Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Fund will achieve its investment objective. The Fund's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Fund invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

                             PERFORMANCE INFORMATION

     The Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of the Fund will vary. The share prices of the Fund will vary, and an investment in this Fund, when redeemed, may be worth more or less than an investor's original cost.

Yield Calculations
------------------

     The Fund may advertise its "yield" based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

     ("a") =  dividends and interest earned during the period
     ("b") =  expenses accrued for the period (net of reimbursements)
     ("c") = the average daily number of shares outstanding during the period that were entitled to receive dividends
     ("d") =  the maximum offering price per share on the last day of the period

                                              6
                           YIELD = 2[(a-b + 1)   - 1]
                                      ---
                                      cd

Average Annual Total Return Computations
----------------------------------------

     The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                        n
                                  P(1+T)  = ERV

     Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

     NB Management may from time to time reimburse a Fund for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.

Average Annual Total Return After Taxes on Distributions
--------------------------------------------------------

     An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T)  = ATV
                                              D

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------

     An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T)  = ATV
                                              DR


                              TRUSTEES AND OFFICERS


     The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management.

Information about the Board of Trustees
---------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
---------------         ---------------                                        ------------      ---------------
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
---------------------------------------------------------------------------------------------------------------------
John Cannon (76)         Trustee since    Consultant; formerly, Chairman,           62         Independent Trustee
                              1994        CDC Investment Advisers                              or Director of three
                                          (registered investment adviser),                     series of
                                          1993 to January 1999; formerly,                      Oppenheimer Funds:
                                          President and Chief Executive                        Limited Term New
                                          Officer, AMA Investment                              York Municipal Fund,
                                          Advisors, an affiliate of the                        Rochester Fund
                                          American Medical Association.                        Municipals, and
                                                                                               Oppenheimer
                                                                                               Convertible
                                                                                               Securities Fund
                                                                                               since 1992.
---------------------------------------------------------------------------------------------------------------------
Faith Colish (71)        Trustee since    Counsel, Carter Ledyard &                 62         Advisory Director,
                              2000        Milburn LLP (law firm) since                         ABA Retirement Funds
                                          October 2002; formerly,                              (formerly, American
                                          Attorney-at-Law and President,                       Bar Retirement
                                          Faith Colish, A Professional                         Association (ABRA))
                                          Corporation, 1980 to 2002.                           since 1997
                                                                                               (not-for-profit
                                                                                               membership
                                                                                               association).
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
---------------         ---------------                                        ------------      ---------------
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------
---------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (69)      Trustee since    President, C.A. Harvey                    62         Formerly, President,
                              2000        Associates since October 2001;                       Board of Associates
                                          formerly, Director, AARP, 1978                       to The National
                                          to December 2001.                                    Rehabilitation
                                                                                               Hospital's Board of
                                                                                               Directors, 2001 to
                                                                                               2002; formerly, Member,
                                                                                               Individual Investors
                                                                                               Advisory Committee to
                                                                                               the New York Stock
                                                                                               Exchange Board of
                                                                                               Directors, 1998 to June
                                                                                               2002.
---------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (79)    Trustee since    Marcus Nadler Professor Emeritus          62         Formerly, Director,
                              1993        of Finance and Economics, New                        The Caring Community
                                          York University Stern School of                      (not-for-profit);
                                          Business; formerly, Executive                        formerly, Director,
                                          Secretary-Treasurer, American                        DEL Laboratories,
                                          Finance Association, 1961 to                         Inc. (cosmetics and
                                          1979.                                                pharmaceuticals),
                                                                                               1978 to 2004;
                                                                                               formerly, Director,
                                                                                               Apple Bank for
                                                                                               Savings, 1979 to
                                                                                               1990; formerly,
                                                                                               Director, Western
                                                                                               Pacific Industries,
                                                                                               Inc., 1972 to 1986
                                                                                               (public company).
---------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (69)    Trustee since    Retired; formerly, Vice                   62         Director,
                              2000        President and General Counsel,                       Webfinancial
                                          WHX Corporation (holding                             Corporation (holding
                                          company), 1993 to 2001.                              company) since
                                                                                               December 2002;
                                                                                               formerly, Director
                                                                                               WHX Corporation
                                                                                               (holding company),
                                                                                               January 2002 to June
                                                                                               2005; formerly,
                                                                                               Director, State
                                                                                               Theatre of New Jersey
                                                                                               (not-for-profit
                                                                                               theater), 2000 to
                                                                                               2005.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
---------------         ---------------                                        ------------      ---------------
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------
---------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien (78)   Trustee since    Formerly, Member, Investment              62         Director, Legg
                              2000        Policy Committee, Edward Jones,                      Mason, Inc.
                                          1993 to 2001; President,                             (financial services
                                          Securities Industry Association                      holding company)
                                          ("SIA") (securities industry's                       since 1993;
                                          representative in government                         formerly, Director,
                                          relations and regulatory matters                     Boston Financial
                                          at the federal and state                             Group (real estate
                                          levels),  1974 to 1992; Adviser                      and tax shelters),
                                          to SIA, November 1992 to                             1993 to 1999.
                                          November 1993.
---------------------------------------------------------------------------------------------------------------------
William E. Rulon (74)    Trustee since    Retired; formerly, Senior Vice            62         Formerly, Director,
                              1993        President, Foodmaker, Inc.                           Pro-Kids Golf and
                                          (operator and franchiser of                          Learning Academy
                                          restaurants) until January 1997.                     (teach golf and
                                                                                               computer usage to
                                                                                               "at risk" children),
                                                                                               1998 to 2006;
                                                                                               formerly, Director,
                                                                                               Prandium, Inc.
                                                                                               (restaurants), March
                                                                                               2001 to  July 2002.
---------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (74)   Trustee since    Founding General Partner, Oxford          62         None.
                              2000        Partners and Oxford Bioscience
                                          Partners (venture capital investing)
                                          and President, Oxford Venture
                                          Corporation since 1981.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
---------------         ---------------                                        ------------      ---------------
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------
---------------------------------------------------------------------------------------------------------------------
Tom D. Seip (56)         Trustee since    General Partner, Seip                     62         Director, H&R Block,
                           2000; Lead     Investments LP (a private                            Inc. (financial
                          Independent     investment partnership);                             services company)
                            Trustee       formerly, President and CEO,                         since May 2001;
                         beginning 2006   Westaff, Inc. (temporary                             Director, America
                                          staffing), May 2001 to January                       One Foundation since
                                          2002; formerly, Senior Executive                     1998; formerly,
                                          at the Charles Schwab                                Director, Forward
                                          Corporation, 1983 to 1998,                           Management, Inc.
                                          including Chief Executive                            (asset management
                                          Officer, Charles Schwab                              company), 1999 to
                                          Investment Management, Inc. and                      2006; formerly
                                          Trustee, Schwab Family of Funds                      Director, E-Bay
                                          and Schwab Investments, 1997 to                      Zoological Society,
                                          1998, and Executive Vice                             1999 to 2003;
                                          President-Retail Brokerage,                          formerly, Director,
                                          Charles Schwab & Co., Inc., 1994                     General Magic (voice
                                          to 1997.                                             recognition
                                                                                               software), 2001 to
                                                                                               2002; formerly,
                                                                                               Director, E-Finance
                                                                                               Corporation (credit
                                                                                               decisioning
                                                                                               services), 1999 to
                                                                                               2003; formerly,
                                                                                               Director,
                                                                                               Save-Daily.com (micro
                                                                                               investing services),
                                                                                               1999 to 2003.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
---------------         ---------------                                        ------------      ---------------
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------
---------------------------------------------------------------------------------------------------------------------
Candace L. Straight      Trustee since    Private investor and consultant           62         Director, Montpelier
(59)                          1993        specializing in the insurance                        Re (reinsurance
                                          industry; formerly, Advisory                         company) since 2006;
                                          Director, Securitas Capital LLC                      Director, National
                                          (a global private equity                             Atlantic Holdings
                                          investment firm dedicated to                         Corporation
                                          making investments in the                            (property and
                                          insurance sector), 1998 to                           casualty insurance
                                          December 2003.                                       company) since 2004;
                                                                                               Director, The
                                                                                               Proformance Insurance
                                                                                               Company (property and
                                                                                               casualty insurance
                                                                                               company) since March
                                                                                               2004; formerly,
                                                                                               Director, Providence
                                                                                               Washington Insurance
                                                                                               Company (property and
                                                                                               casualty insurance
                                                                                               company), December
                                                                                               1998 to March 2006;
                                                                                               formerly, Director,
                                                                                               Summit Global
                                                                                               Partners (insurance
                                                                                               brokerage firm), 2000
                                                                                               to 2005.
---------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (61)      Trustee since    Regional Manager for                      62         None.
                              2000        Mid-Southern Region, Ford Motor
                                          Credit Company since September
                                          1997; formerly, President, Ford
                                          Life Insurance Company, April
                                          1995 to August 1997.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
---------------         ---------------                                        ------------      ---------------
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------
---------------------------------------------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
---------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (66)     President and    Executive Vice President and              62         Director, Dale
                         Trustee since    Chief Investment Officer,                            Carnegie and
                              2002        Neuberger Berman Inc. (holding                       Associates, Inc.
                                          company) since 2002 and 2003,                        (private company)
                                          respectively; Managing Director                      since 1998;
                                          and Chief Investment Officer,                        Director, Solbright,
                                          Neuberger Berman since December                      Inc. (private
                                          2005 and 2003, respectively;                         company) since 1998.
                                          formerly, Executive Vice
                                          President, Neuberger Berman,
                                          December 2002 to 2005; Director
                                          and Chairman, NB Management since
                                          December 2002; formerly, Executive
                                          Vice President, Citigroup
                                          Investments, Inc., September 1995
                                          to February 2002; formerly, Executive
                                          Vice  President,  Citigroup Inc.,
                                          September 1995 to February 2002.
---------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (47)  Chairman of the   Executive Vice President,                 62         Director and Vice
                           Board and      Neuberger Berman Inc. (holding                       President,
                         Trustee since    company) since 1999; Head of                         Neuberger & Berman
                          2000; Chief     Neuberger Berman Inc.'s Mutual                       Agency, Inc. since
                           Executive      Funds Business (since 1999) and                      2000; formerly,
                         Officer since    Institutional Business (1999 to                      Director, Neuberger
                        1999; President   October 2005); responsible for                       Berman Inc. (holding
                          from 1999 to    Managed Accounts Business and                        company), October
                              2000        intermediary distribution since                      1999 to March 2003;
                                          October 1999; President and                          Trustee, Frost
                                          Director, NB Management since                        Valley YMCA;
                                          1999; Managing Director,                             Trustee, College of
                                          Neuberger Berman since 2005;                         Wooster.
                                          formerly, Executive Vice
                                          President, Neuberger Berman, 1999
                                          to December 2005; formerly,
                                          Principal, Neuberger Berman, 1997
                                          to 1999; formerly, Senior Vice
                                          President, NB Management, 1996 to
                                          1999.
---------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

* Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Neuberger Berman.



Information about the Officers of the Trust
-------------------------------------------

                                    Position and Length of
                                    -----------------------
Name, Age, and Address (1)             Time Served (2)                       Principal Occupation(s) (3)
--------------------------             ---------------                       ---------------------------
Andrew B. Allard (45)            Anti-Money Laundering Compliance    Senior Vice President, Neuberger Berman since
                                        Officer since 2002           2006; Deputy General Counsel, Neuberger Berman
                                                                     since 2004; formerly, Vice President, Neuberger
                                                                     Berman, 2000 to 2006; formerly, Associate
                                                                     General Counsel, Neuberger Berman, 1999 to
                                                                     2004; Anti-Money Laundering Compliance Officer,
                                                                     fifteen registered investment companies for
                                                                     which NB Management acts as investment manager
                                                                     and administrator (seven since 2002, three
                                                                     since 2003, four since 2004 and one since 2005)
                                                                     and one registered investment company for which
                                                                     Lehman Brothers Asset Management Inc. acts as
                                                                     investment adviser (since 2006).

Michael J. Bradler (36)           Assistant Treasurer since 2005     Vice President, Neuberger Berman since 2006;
                                                                     Employee, NB Management since 1997;
                                                                     Assistant Treasurer, fifteen registered
                                                                     investment companies for which NB Management
                                                                     acts as investment manager and administrator
                                                                     (fifteen since 2005) and one registered
                                                                     investment company for which Lehman Brothers
                                                                     Asset Management Inc. acts as investment
                                                                     adviser (since 2006).

                                    Position and Length of
                                    -----------------------
Name, Age, and Address (1)             Time Served (2)                       Principal Occupation(s) (3)
--------------------------             ---------------                       ---------------------------
Claudia A. Brandon (49)                Secretary since 1985          Senior Vice President, Neuberger Berman
                                                                     since 2006; Vice President-Mutual Fund Board
                                                                     Relations, NB Management since 2000 and
                                                                     Assistant Secretary since 2004; formerly,
                                                                     Vice President, Neuberger Berman, 2002 to
                                                                     2006 and Employee since 1999; Secretary,
                                                                     fifteen registered investment companies for
                                                                     which NB Management acts as investment
                                                                     manager and administrator (three since 1985,
                                                                     four since 2002, three since 2003, four
                                                                     since 2004 and one since 2005) and one
                                                                     registered investment company for which
                                                                     Lehman Brothers Asset Management Inc. acts
                                                                     as investment adviser (since 2006).

Robert Conti (50)                   Vice President since 2000        Managing Director, Neuberger Berman since
                                                                     2006; formerly, Senior Vice President,
                                                                     Neuberger Berman, 2003 to 2006; formerly,
                                                                     Vice President, Neuberger Berman, 1999 to
                                                                     2003; Senior Vice President, NB Management
                                                                     since 2000; Vice President, fifteen
                                                                     registered investment companies for which NB
                                                                     Management acts as investment manager and
                                                                     administrator (three since 2000, four since
                                                                     2002, three since 2003, four since 2004 and
                                                                     one since 2005) and one registered
                                                                     investment company for which Lehman Brothers
                                                                     Asset Management Inc. acts as investment
                                                                     adviser (since 2006).

Brian J. Gaffney (53)               Vice President since 2000        Managing Director, Neuberger Berman since
                                                                     1999; Senior Vice President, NB Management
                                                                     since 2000; Vice President, fifteen
                                                                     registered investment companies for which NB
                                                                     Management acts as investment manager and
                                                                     administrator (three since 2000, four since
                                                                     2002, three since 2003, four since 2004 and
                                                                     one since 2005) and one registered
                                                                     investment company for which Lehman Brothers
                                                                     Asset Management Inc. acts as investment
                                                                     adviser (since 2006).

                                    Position and Length of
                                    -----------------------
Name, Age, and Address (1)             Time Served (2)                       Principal Occupation(s) (3)
--------------------------             ---------------                       ---------------------------
Maxine L. Gerson (55)          Chief Legal Officer since 2005        Senior Vice President, Neuberger Berman
                               (only for purposes of sections 307    since 2002; Deputy General Counsel and
                               and 406 of the Sarbanes-Oxley Act     Assistant Secretary, Neuberger Berman since
                               of 2002)                              2001; formerly, Vice President, Neuberger
                                                                     Berman, 2001 to 2002; formerly, Associate
                                                                     General Counsel, Neuberger Berman, 2001;
                                                                     formerly, Counsel, Neuberger Berman, 2000;
                                                                     Secretary and General Counsel, NB Management
                                                                     since 2004; Chief Legal Officer (only for
                                                                     purposes of sections 307 and 406 of the
                                                                     Sarbanes-Oxley Act of 2002), fifteen registered
                                                                     investment companies for which NB Management
                                                                     acts as investment manager and administrator
                                                                     (fifteen since 2005) and one registered
                                                                     investment company for which Lehman Brothers
                                                                     Asset Management Inc. acts as investment
                                                                     adviser (since 2006).

Sheila R. James (41)              Assistant Secretary since 2002     Assistant Vice President, Neuberger Berman
                                                                     since 2006 and Employee since 1999;
                                                                     Assistant Secretary, fifteen registered
                                                                     investment companies for which NB Management
                                                                     acts as investment manager and administrator
                                                                     (seven since 2002, three since 2003, four
                                                                     since 2004 and one since 2005) and one
                                                                     registered investment company for which
                                                                     Lehman Brothers Asset Management Inc. acts
                                                                     as investment adviser (since 2006).

Kevin Lyons (51)                  Assistant Secretary since 2003     Employee, Neuberger Berman since 1999;
                                                                     Assistant Secretary, fifteen registered
                                                                     investment companies for which NB Management
                                                                     acts as investment manager and administrator
                                                                     (ten since 2003, four since 2004 and one
                                                                     since 2005) and one registered investment
                                                                     company for which Lehman Brothers Asset
                                                                     Management Inc. acts as investment adviser
                                                                     (since 2006).

                                    Position and Length of
                                    -----------------------
Name, Age, and Address (1)             Time Served (2)                       Principal Occupation(s) (3)
--------------------------             ---------------                       ---------------------------
John M. McGovern (36)           Treasurer and Principal Financial    Senior Vice President, Neuberger Berman
                                and Accounting Officer since 2005;   since 2006; formerly, Vice President,
                                prior thereto, Assistant Treasurer   Neuberger Berman, 2004 to 2006; Employee, NB
                                            since 2002               Management since 1993; Treasurer and
                                                                     Principal Financial and Accounting Officer,
                                                                     fifteen registered investment companies for
                                                                     which NB Management acts as investment
                                                                     manager and administrator (fifteen since
                                                                     2005) and one registered investment company
                                                                     for which Lehman Brothers Asset Management
                                                                     Inc. acts as investment adviser (since
                                                                     2006); formerly, Assistant Treasurer,
                                                                     fifteen registered investment companies for
                                                                     which NB Management acts as investment
                                                                     manager and administrator, 2002 to 2005.

Frank Rosato (35)                 Assistant Treasurer since 2005     Vice President, Neuberger Berman since 2006;
                                                                     Employee, NB Management since 1995;
                                                                     Assistant Treasurer, fifteen registered
                                                                     investment companies for which NB Management
                                                                     acts as investment manager and administrator
                                                                     (fifteen since 2005) and one registered
                                                                     investment company for which Lehman Brothers
                                                                     Asset Management Inc. acts as investment
                                                                     adviser (since 2006).

Frederic B. Soule (60)              Vice President since 2000        Senior Vice President, Neuberger Berman
                                                                     since 2003; formerly, Vice President,
                                                                     Neuberger Berman, 1999 to 2003; Vice
                                                                     President, fifteen registered investment
                                                                     companies for which NB Management acts as
                                                                     investment manager and administrator (three
                                                                     since 2000, four since 2002, three since
                                                                     2003, four since 2004 and one since 2005)
                                                                     and one registered investment company for
                                                                     which Lehman Brothers Asset Management Inc.
                                                                     acts as investment adviser (since 2006).

                                    Position and Length of
                                    -----------------------
Name, Age, and Address (1)             Time Served (2)                       Principal Occupation(s) (3)
--------------------------             ---------------                       ---------------------------
Chamaine Williams (35)         Chief Compliance Officer since 2005   Vice President, Lehman Brothers Inc. since
                                                                     2003; Chief Compliance Officer, fifteen
                                                                     registered investment companies for which NB
                                                                     Management acts as investment manager and
                                                                     administrator (fifteen since 2005) and one
                                                                     registered investment company for which
                                                                     Lehman Brothers Asset Management Inc. acts
                                                                     as investment adviser (since 2005); Chief
                                                                     Compliance Officer, Lehman Brothers Asset
                                                                     Management Inc. since 2003; Chief Compliance
                                                                     Officer, Lehman Brothers Alternative
                                                                     Investment Management LLC since 2003;
                                                                     formerly, Vice President, UBS Global Asset
                                                                     Management (US) Inc. (formerly, Mitchell
                                                                     Hutchins Asset Management, a wholly-owned
                                                                     subsidiary of PaineWebber Inc.), 1997 to
                                                                     2003.

(1)  The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)  Pursuant to the By-Laws of the Trust,  each officer elected by the Fund Trustees shall hold office until his or her successor  shall have been elected and qualified or until his or her earlier death,  inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3)  Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


The Board of Trustees
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.


     AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; and (e) to act as a liaison between the Funds' independent registered public accounting firms and the full

Board. Its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met [____] times.

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey and Edward I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met [____] times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman, NB Management and Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management").

     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met [____] times.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met [____] times.

     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Income Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended October 31, 2006, the Committee met [____] times.

     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available;
(d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met [____] times.

     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met [____] times.


     The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


     Officers and Fund Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Effective
July 1, 2005, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the Neuberger Berman Funds, each

Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

     The following table sets forth information concerning the compensation of Fund Trustees. The Trust does not have any retirement plan for Fund Trustees.

                                              TABLE OF COMPENSATION
                                          FOR FISCAL YEAR ENDED 10/31/06
                                          ------------------------------

                                                                            Total Compensation from Investment
                                                                            ----------------------------------
                                              Aggregate Compensation      Companies in the Neuberger Berman Fund
                                              ----------------------      --------------------------------------
Name and Position With the Trust                  From the Trust               Complex Paid to Fund Trustees
---------------------------------                 --------------               -----------------------------
INDEPENDENT FUND TRUSTEES

John Cannon
Trustee

Faith Colish
Trustee

C. Anne Harvey
Trustee

Robert A. Kavesh
Trustee

Howard A. Mileaf
Trustee

Edward I. O'Brien
Trustee

William E. Rulon
Trustee

Cornelius T. Ryan
Trustee

Tom Decker Seip
Trustee

                                              TABLE OF COMPENSATION
                                          FOR FISCAL YEAR ENDED 10/31/06
                                          ------------------------------

                                                                            Total Compensation from Investment
                                                                            ----------------------------------
                                              Aggregate Compensation      Companies in the Neuberger Berman Fund
                                              ----------------------      --------------------------------------
Name and Position With the Trust                  From the Trust               Complex Paid to Fund Trustees
---------------------------------                 --------------               -----------------------------
Candace L. Straight
Trustee

Peter P. Trapp
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                                        $0                                   $0
President and Trustee

Peter E. Sundman                                      $0                                   $0
Chairman of the Board, Chief Executive
Officer and Trustee

     On February [__], 2007, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.


Ownership of Securities
-----------------------


     Set forth below is the dollar range of securities owned by each Fund Trustee as of December 31, 2006:

------------------------------------
                         Strategic
                         Income
------------------------------------
John Cannon
------------------------------------
Faith Colish
------------------------------------
C. Anne Harvey
------------------------------------
Robert A. Kavesh
------------------------------------
Howard A. Mileaf
------------------------------------
William E. Rulon
------------------------------------
Cornelius T. Ryan
------------------------------------
Tom Decker Seip
------------------------------------
Candace L. Straight
------------------------------------
Peter P. Trapp
------------------------------------
Edward I. O'Brien
------------------------------------
Jack L. Rivkin
------------------------------------
Peter E. Sundman
------------------------------------


A = None  B = $1-$10,000  C = $10,000 - $50,000  D = $50,000-$100,000
E = over $100,000

The following table shows the aggregate dollar range that each Trustee held in all the funds in the Neuberger Berman Fund Family.

--------------------------------------------------------------------------------
                                 AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                 IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
NAME OF TRUSTEE                  BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
John Cannon
--------------------------------------------------------------------------------
Faith Colish
--------------------------------------------------------------------------------
C. Anne Harvey
--------------------------------------------------------------------------------
Robert A. Kavesh
--------------------------------------------------------------------------------
Howard A. Mileaf
--------------------------------------------------------------------------------
Edward I. O'Brien
--------------------------------------------------------------------------------
William E. Rulon
--------------------------------------------------------------------------------
Cornelius T. Ryan
--------------------------------------------------------------------------------
Tom Decker Seip
--------------------------------------------------------------------------------
Candace L. Straight
--------------------------------------------------------------------------------
Peter P. Trapp
--------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Jack L. Rivkin
--------------------------------------------------------------------------------
Peter E. Sundman
--------------------------------------------------------------------------------
     * Valuation as of December 31, 2006.


Independent Fund Trustees Ownership of Securities
-------------------------------------------------

     No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------


     NB Management serves as the investment manager to the Fund pursuant to an amended and restated management agreement with the Trust, dated [______________] ("Management Agreement").


     The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although NB Management has no current plans to pay a material amount of such compensation.


     NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management, who also serve as officers of NB Management, presently serve as trustees and/or officers of the Trust. See "Trustees and Officers." The Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.


     NB Management provides facilities, services, and personnel to the Fund pursuant to an administration agreement with the Trust dated November 3, 2003 ("Administration Agreement"). For such administrative services, the Institutional Class of the Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

     Under the Administration Agreement for the Institutional Class of shares, NB Management also provides to the Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

     From time to time, NB Management or the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------

     For investment management services, the Fund pays NB Management a fee at the annual rate of 0.60% of average daily net assets.

     NB Management provides administrative services to the Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Institutional Class of the Fund pays NB Management at the annual rate of 0.15% of that Class's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the Fund's consent NB Management may subcontract to third parties some of its responsibilities to the Fund under the Administration Agreement and may compensate broker-dealers, banks, third-party administrators and other institutions that provide such services.


     The Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal years ended October 31, 2006, 2005, and 2004:

                                        Management and Administration Fees
                                        ----------------------------------
                                             Accrued for Fiscal Years
                                             ------------------------
                                                 Ended October 31
                                                 ----------------
Institutional Class                      2006            2005            2004
-------------------                      ----            ----            ----
STRATEGIC INCOME                                       $232,834        $203,654


* For the period from July 11, 2003 (commencement of operations) to October 31, 2003.

Waivers and Reimbursements
--------------------------

     NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a class-by-class basis. If any Fund is omitted from the descriptions of the class-by-class waivers or reimbursements below, that class of the Fund is not subject to any waivers or reimbursements.

Institutional Class
-------------------


     NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) do not exceed, in the aggregate, 0.85% per annum of its average daily net assets. This contractual undertaking lasts until October 31, [2017]. The Institutional Class of the Fund has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause its total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 0.85% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

     For the fiscal years ended October 31, 2006, 2005, and 2004, NB Management reimbursed the Fund the following amounts of expenses:

Institutional Class                      2006            2005            2004
-------------------                      ----            ----            ----
STRATEGIC INCOME                                       $297,154        $240,824

* For the period from July 11, 2003 (commencement of operations) to October 31, 2003.


Trust Class
-----------

     NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Trust Class of the Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) do not exceed, in the aggregate, [___]% per annum of its average daily net assets. This contractual undertaking lasts until October 31, [____]. The Trust Class of the Fund has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause its total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of [___]% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

     The Management Agreement continues until October 31, 2007. The Management Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.


     The Management Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. The Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------


     NB Management retains Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to the Fund pursuant to an amended and restated sub-advisory agreement, dated [___________] ("Sub-Advisory Agreement").

     [Pursuant  to the  Sub-Advisory  Agreement,  NB  Management  has  delegated responsibility for the Fund's day-to-day management to Lehman Brothers Asset Management. The Sub-Advisory Agreement provides in substance that Lehman Brothers Asset Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Sub-Advisory Agreement permits the Lehman Brothers Asset Management to effect securities transactions on behalf of the Fund through associated persons of Lehman Brothers Asset Management. The Sub-Advisory Agreement also specifically permits Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although Lehman Brothers Asset Management has no current plans to pay a material amount of such compensation.]

     The Sub-Advisory Agreement continues until [October 31, 2007] and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in the Fund, by NB Management, or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.


Portfolio Manager Information
-----------------------------

     Other Accounts Managed
     ----------------------


     The Portfolio Managers of the Fund as of December 31, 2006 are Ann Benjamin, Steven Brown, John Dugenske, Richard Levine, John Lovito, Thomas O'Reilly, Jack Rivkin, and Thomas Sontag.

     The table below describes the other accounts of the Trust for which each Portfolio Manager has day-to-day management responsibility as of October 31, 2006.

                                                                  NUMBER OF ACCOUNTS      ASSETS MANAGED FOR WHICH
                                 NUMBER OF      TOTAL ASSETS       MANAGED FOR WHICH           ADVISORY FEE IS
                                  ACCOUNTS        MANAGED           ADVISORY FEE IS           PERFORMANCE-BASED
       TYPE OF ACCOUNT            MANAGED       ($ MILLIONS)       PERFORMANCE-BASED            ($ MILLIONS)
ANN BENJAMIN

Registered Investment
Companies*

Other Pooled Investment
Vehicles

Other Accounts**

STEVEN BROWN

Registered Investment
Companies*

Other Pooled Investment
Vehicles

Other Accounts**

                                                                  NUMBER OF ACCOUNTS      ASSETS MANAGED FOR WHICH
                                 NUMBER OF      TOTAL ASSETS       MANAGED FOR WHICH           ADVISORY FEE IS
                                  ACCOUNTS        MANAGED           ADVISORY FEE IS           PERFORMANCE-BASED
       TYPE OF ACCOUNT            MANAGED       ($ MILLIONS)       PERFORMANCE-BASED            ($ MILLIONS)

JOHN DUGENSKE

Registered Investment
Companies*

Other Pooled Investment
Vehicles

Other Accounts**

RICHARD LEVINE

Registered Investment
Companies*

Other Pooled Investment
Vehicles

Other Accounts**

JOHN LOVITO

Registered Investment
Companies*

Other Pooled Investment
Vehicles

Other Accounts**

THOMAS O'REILLY

Registered Investment
Companies*

Other Pooled Investment
Vehicles

Other Accounts**

JACK RIVKIN

Registered Investment
Companies*

Other Pooled Investment
Vehicles

Other Accounts**

THOMAS SONTAG

Registered Investment
Companies*

Other Pooled Investment
Vehicles

Other Accounts**

* Registered Investment Companies include: Mutual Funds.
**Other Accounts include: Institutional Separate Accounts, Sub-Advised, and Managed Accounts (WRAP).


     Conflicts of Interest
     ---------------------


     Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Moreover, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. NB Management, and each Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


     Compensation
     ------------

     A portion of the compensation paid to each Portfolio Manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the Portfolio Managers' compensation packages, including: (i) whether the Portfolio Manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.


     The NB Management's Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. NB Management believes that its Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

     In  addition,   there  are  additional  stock  and  option  award  programs available.

     NB Management believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

     Ownership of Securities
     -----------------------


     Set forth below is the dollar range of equity securities beneficially owned by each Portfolio Manager in Neuberger Berman Strategic Income Fund as of October 31, 2006.

-----------------------------------------------------------
                                 DOLLAR RANGE OF EQUITY
      PORTFOLIO MANAGER          SECURITIES OWNED IN THE
                                          FUND
-----------------------------------------------------------
Ann Benjamin
-----------------------------------------------------------
Steven Brown
-----------------------------------------------------------
John Dugenske
-----------------------------------------------------------
Richard Levine
-----------------------------------------------------------
John Lovito
-----------------------------------------------------------
Thomas O'Reilly
-----------------------------------------------------------
Jack Rivkin
-----------------------------------------------------------
Thomas Sontag
-----------------------------------------------------------

         A = NONE                                E = $100,001-$500,000

         B = $1-$10,000                          F = $500,001-$1,000,000

         C = $10,001 - $50,000                   G = OVER $1,000,001

         D =$50,001-$100,000

Other Investment Companies Managed
----------------------------------


     The investment decisions concerning the Fund and the other registered investment companies managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.


     There may be occasions when the Fund and one or more of the Other NB Funds or other accounts managed by [Neuberger Berman] are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Fund's having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

     The Fund is subject to certain limitations imposed on all advisory clients of [Neuberger Berman] (including the Fund, the Other NB Funds, and other managed accounts) and personnel of [Neuberger Berman] and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of [Neuberger Berman] that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.


Codes of Ethics
---------------


     The Trust, NB Management and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund's Portfolio Managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Fund. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Lehman Brothers Asset Management
----------------------------------------------------------------------------

     Lehman Brothers Asset Management and NB Management are wholly owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. The directors, officers and/or employees of NB Management, and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management are: Kevin Handwerker, Jeffrey B. Lane, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as the Lehman Brothers Asset Management, are: Theodore P. Janulis, Richard W. Knee, Lori A. Loftus and Bradley C. Tank.

     Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc. maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and

Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.


                            DISTRIBUTION ARRANGEMENTS


     The Fund offers two classes of shares: Institutional Class and Trust Class.


Distributor
-----------


     NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares. Institutional Class and Trust Class shares are offered on a no-load basis.

     In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's Trust Class and Institutional Class shares, a continuous offering, without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of the Fund's Trust Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

     For the Fund's Trust Class of shares which is sold directly to investors, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management, Lehman Brothers Asset Management or Neuberger Berman.

     NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Fund) to certain brokers, dealers, or other financial intermediaries ("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").

     Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

     In addition, NB Management may pay for: placing the Fund on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Fund; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Fund; explaining to clients the features and characteristics of the Fund; conducting due diligence regarding the Fund; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

     The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

     Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Fund or of any particular share class of the Fund. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of the Fund.

     In addition to the compensation described above, the Fund and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Fund may differ depending on the Fund and are designed to be equal to or less than the fees the Fund would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

     NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Fund or retain shares of the Fund in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Fund with respect to those assets.

     The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement with respect to the Institutional Class of the Fund and a Distribution and Services Agreement with respect to the Trust Class of the Fund ("Distribution Agreements"). The Distribution Agreements continue until October 31, 2007. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

Distribution Plan (Trust Class Only)
------------------------------------

     The Trust, on behalf of the Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to the Trust Class of the Fund. The Plan provides that the Fund will compensate NB Management for administrative and other services provided to the Fund, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Fund. Under the Plan, NB Management receives from the Trust Class of the Fund a fee at the annual rate of [0.10%] of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Trust Class shares and/or provide services to the Trust Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Trust Class of the Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust Class's plan complies with these rules.

     The Plan requires that NB Management provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by the Fund and the purposes for which such expenditures were made.

     Prior to approving the Plan, the Fund Trustees considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. To the extent the Plan allows the Fund to penetrate markets to which it would not otherwise have access, the Plan may result in additional sales of Fund shares; this, in turn, may enable the Fund to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

     The Plan continues until October 31, [2007]. The Plan is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Plan pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund

Trustees in the manner described above. A Plan is terminable with respect to a class of the Fund at any time by a vote of a majority of the Rule 12b 1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

     From time to time, a fund may be closed to new investors. Because the Plan for a fund pays for ongoing shareholder and account services, the Board may determine that it is appropriate for a fund to continue paying a 12b-1 fee, even though the fund is closed to new investors.


                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------


     The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each Class of the Fund is calculated by subtracting total liabilities of that Class from total assets attributable to that Class (the market value of the securities the Fund holds plus cash and other assets). Each Class of the Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding attributable to that Class and rounding the result to the nearest full cent. The Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.


     The Fund values its fixed income securities, on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the Fund Trustees believe accurately reflects fair value. The Fund periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

     The Fund values its equity portfolio securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes.

     If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day.


     The Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors.

     If, after the close of the principal market on which a security is traded, and before the time the Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of such security, the Fund Trustees have authorized NB Management, subject to their review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

     If NB Management believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that Fund Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Financial Intermediaries
------------------------

     The Fund has authorized one or more financial intermediaries to receive purchase and redemption orders on their behalf. Such financial intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase and redemption order when a financial intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price to be calculated after the order has been "accepted" as defined in the Fund's prospectuses.

Automatic Investing and Dollar Cost Averaging
---------------------------------------------

     For the Trust Class of the Fund, shareholders may arrange to have a fixed amount automatically invested in Trust Class shares each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. Shareholders who elect to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

     Automatic investing enables a shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                         ADDITIONAL EXCHANGE INFORMATION

     As more  fully  set  forth  in the  section  of the  Prospectuses  entitled
"Maintaining Your Account," if shareholders purchased a Fund's Advisor, Institutional, Investor, or Trust Class shares directly, they may redeem at least $1,000 worth of the Fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other Equity, Income, or Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other Fund(s) are met. Investor Class shares may also be exchanged for Trust Class shares of the Real Estate Fund, and Trust Class shares of the Real Estate Fund may be exchanged for Investor Class shares, provided that NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

     An Institution may exchange the Fund's Advisor, Trust, or Institutional Class shares (if the shareholder did not purchase the Fund's Institutional Class shares directly) for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution. [This privilege is not available for Lehman Brothers Institutional Class shareholders, Strategic Income Fund Institutional Class shareholders, International Institutional Fund shareholders, or Genesis Fund Institutional Class shareholders.]

     Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program. Please contact your investment provider or NB Management for further information on exchanging your shares.

EQUITY FUNDS
------------
    Neuberger Berman All Cap Growth Fund             Seeks growth of capital.  Invests  mainly in common  stocks of small-, mid-, and  large-capitalization  companies,  which it defines as those with a total market  capitalization  within the market  capitalization range of the  Russell  3000 Index.  The  Portfolio  Managers  employ a disciplined  investment strategy when selecting growth stocks, looking for  fast-growing  companies with above average sales and  competitive returns on equity relative to their peers.

    Neuberger Berman Century Fund                    Seeks  long-term  growth of  capital;  dividend  income is a secondary
                                                     goal.   Invests  mainly  in  common  stocks  of   large-capitalization
                                                     companies.  The Portfolio  Manager seeks to buy companies  with strong historical and prospective earnings growth.

EQUITY FUNDS
------------
    Neuberger Berman Fasciano Fund                   Seeks  long-term  capital  growth.  The  Portfolio  Manager  also  may consider a company's  potential  for income  prior to selecting it for the Fund.  The Fund invests  mainly in the common  stocks of small-cap companies,  i.e., those with a total market value of no more than $1.5 billion  at the time the Fund  first  invests  in them.  In  selecting companies  that  the  Portfolio  Manager  believes  may  have  greater potential to  appreciate in price,  the Portfolio  Manager will invest the Fund in smaller  companies that are  under-followed  by major Wall
                                                     Street brokerage houses and large asset management firms.

    Neuberger Berman Focus Fund                      Seeks  long-term  growth of capital.  Invests  mainly in common stocks selected from 13  multi-industry  sectors of the economy.  To maximize potential  return,  the  Fund  normally  makes  90%  or  more  of  its investments  in not more  than six  sectors  of the  economy,  and may invest 50% or more of its assets in any one sector.

    Neuberger Berman Genesis Fund                    Seeks growth of capital.  Invests  mainly in stocks of companies  with small market  capitalizations  (no more than  $1.5 billion at the time
    (This Fund is closed to new investors.)          of the Fund's  investment).  The  Portfolio  Managers  seek to buy the stocks  of  undervalued  companies  whose  current  product  lines and balance sheets are strong.

    Neuberger Berman Guardian Fund                   Seeks  long-term  growth of capital and  secondarily,  current income.
                                                     Invests  mainly in stocks  of mid- to  large-capitalization  companies that are well positioned and are undervalued in the market.

    Neuberger Berman International Fund              Seeks  long-term  capital   appreciation  by  investing  primarily  in
                                                     foreign stocks of any capitalization,  both in developed economies and
    (This Fund is closed to new investors.)          in  emerging   markets.   The  Portfolio   Managers  seek  undervalued
                                                     companies in countries with strong potential for growth.

    Neuberger Berman International Institutional     Seeks  long-term  capital   appreciation  by  investing  primarily  in
    Fund                                             foreign stocks of any capitalization,  both in developed economies and
                                                     in  emerging   markets.   The  Portfolio   Managers  seek  undervalued
    (This Fund is closed to new investors.)          companies in countries with strong potential for growth.

EQUITY FUNDS
------------
    Neuberger Berman  International Large            Seeks long-term capital  appreciation by investing primarily in common
    Cap Fund                                         stocks  of  foreign  companies,  both in  developed  economies  and in emerging markets.  The Portfolio  Managers seek undervalued  companies in countries with strong potential for growth.

    Neuberger Berman Manhattan Fund                  Seeks growth of capital.  Invests in  securities  believed to have the
                                                     maximum  potential  for  long-term  capital  appreciation.   Portfolio
                                                     Managers  seek  fast-growing  companies  with above  average sales and competitive  returns on equity  relative  to their  peers.  Factors in identifying  these  firms may  include  financial  strength,  a strong position  relative to competitors  and strong earnings growth relative to competitors.

    Neuberger Berman Millennium Fund                 Seeks  growth of  capital  by  investing  mainly  in common  stocks of small-capitalization  companies,  which it  defines  as  those  with a total  market  value of no more than $2 billion at the time of initial investment.  The Portfolio  Managers  take a growth  approach to stock selection, looking for fast growing companies with above average sales and competitive returns on equity relative to their peers.  Factors in identifying  these  firms may  include  financial  strength,  a strong position  relative to competitors  and strong earnings growth relative to competitors.

    Neuberger Berman Partners Fund                   Seeks capital  growth through an approach that is intended to increase
                                                     capital  with  reasonable   risk.  The  Portfolio   Manager  looks  at
                                                     fundamentals,  focusing  particularly on cash flow, return on capital, and asset values.

    Neuberger Berman Real Estate Fund                Seeks total  return  through  investment  in real  estate  securities, emphasizing both capital appreciation and current income.

    Neuberger Berman Regency Fund                    Seeks  growth of capital by investing  primarily  in common  stocks of mid-capitalization companies which the Portfolio Manager believes have solid fundamentals.

    Neuberger Berman Socially Responsive Fund        Seeks long-term growth of capital by investing primarily in securities of  companies  that meet the  Fund's  financial  criteria  and  social policy.

INCOME FUNDS
------------
Neuberger Berman Cash Reserves                       A money  market  fund  seeking the highest  available  current  income consistent with safety and liquidity. The Fund invests in high-quality money  market  instruments.  The  Fund  may  also  engage  in  reverse repurchase  agreements and securities  lending. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman Government Money Fund               A U.S.  Government  money  market  fund  seeking  maximum  safety  and liquidity and the highest available  current income.  The Fund invests in securities  issued or guaranteed as to principal or interest by the
                                                     U.S.  Government,  its agencies and  instrumentalities  and repurchase agreements  on such  securities.  The Fund may also  engage in reverse repurchase  agreements and securities  lending. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman High Income Bond Fund               Seeks high total returns  consistent  with capital  preservation.  The
                                                     Fund normally  invests  primarily in a  diversified  portfolio of U.S.
                                                     intermediate-term,   high-yield   corporate  bonds,   including  those
                                                     sometimes known as "junk" bonds.

Lehman Brothers Core Bond Fund                       Seeks to maximize  total return  through a  combination  of income and capital  appreciation.  The  Fund  normally  invests  in high  quality fixed-income  securities.  Corporate bonds,  commercial paper or bonds secured by assets such as home mortgages,  generally, must at least be an A*/;  bonds  issued  by the U.S.  Government  or its  agencies  are considered high quality.

Neuberger Berman Limited Maturity Bond Fund          Seeks the highest current income consistent with low risk to principal and liquidity and, secondarily, total return. The Fund invests in debt securities,  primarily  investment grade; maximum 10% below investment grade, but no lower than B.*/ Maximum average duration of four years.

MUNICIPAL FUNDS
---------------
Neuberger Berman Municipal Securities Trust          Seeks  high  current  tax-exempt  income  with low risk to  principal, limited price  fluctuation,  and  liquidity  and,  secondarily,  total return. The Fund invests in investment grade municipal securities with a maximum average duration of 10 years.

National Municipal Money Fund                        Seeks the highest  available current income exempt from federal income tax that is consistent  with safety and  liquidity.  The Fund normally invests  at least 80% of its net  assets in  high-quality,  short-term securities from municipal  issuers around the country.  The Fund seeks to maintain a stable $1.00 share price.

Lehman Brothers Municipal Money Fund                 A money market fund  seeking the maximum  current  income  exempt from federal income tax,  consistent  with safety and  liquidity.  The Fund invests in high-quality,  short-term municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.

Lehman Brothers New York Municipal Money Fund        A money  market  fund  seeking the highest  available  current  income exempt  from  federal  income tax and New York State and New York City personal  income taxes that is consistent  with safety and  liquidity.
                                                     The  Fund  normally  invests  at  least  80%  of  its  net  assets  in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Fund seeks to maintain a stable $1.00 share price.

Tax-Free Money Fund                                  Seeks the highest  available current income exempt from federal income tax and, to the extent possible,  from the federal alternative minimum tax, that is consistent  with safety and liquidity.  The Fund normally invests  at least 80% of its net  assets in  high-quality,  short-term municipal  securities.  The Fund also normally invests at least 80% of its net assets in securities the interest on which is not a preference item for federal alternative  minimum tax purposes.  The Fund seeks to maintain a stable $1.00 share price.

*/ As rated by Moody's or S&P or, if unrated by either of those  entities,  determined by NB Management to be of comparable quality.

     Any of the Income Funds, Equity Funds or Municipal Funds may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective Prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

     There can be no assurance that Lehman Brothers NATIONAL Municipal Money Fund, Lehman Brothers GOVERNMENT MONEY Fund, Lehman Brothers CASH RESERVES, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK Municipal Money Fund, or Lehman Brothers TAX-FREE Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced Funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

     Each of the Funds, except Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman INTERNATIONAL LARGE CAP and Neuberger Berman REAL ESTATE Funds may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman INTERNATIONAL LARGE CAP and Neuberger Berman REAL ESTATE Funds charge shareholders a redemption fee on exchanges of Fund shares held 60 days or less, the Funds will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

     o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

     o In certain extraordinary circumstances, such as the suspension of the redemption of the Fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.


                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

     The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

     As noted in the Prospectus, the Fund prices its shares as of the close of regular trading on the NYSE, which is normally 4 p.m. The NYSE may occasionally close early, E.G. on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, the Fund will generally price its shares as of the earlier closing time.

Redemptions in Kind
-------------------


     The Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of Fund shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS


     The Fund distributes to its shareholders, by Class, substantially all of its net investment income (after deducting expenses attributable to the Class), and any net capital gains (both long-term and short-term) and net gains from foreign currency transactions it earns or realizes. The Fund's net investment income, for financial accounting purposes, consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and net gains and losses are reflected in the Fund's NAV until distributed. The Fund calculates its net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).


     Income dividends are declared and paid quarterly. These dividends may include a portion of realized gains or losses on foreign currency, which are classified for tax purposes as ordinary income or loss. Distributions of net realized capital gains, if any, normally are paid once annually, in December, together with any foreign currency gain or loss not previously distributed.

     The Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

     A shareholder's cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Fund
--------------------

     To continue to qualify for treatment as a RIC under the Code, the Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies, and
(b) as a result of the American Jobs Creation Act of 2004 ("2004 Act"), net income from an interest in a "qualified publicly traded partnership" ("QTPT") ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs.

     By qualifying for treatment as a RIC, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable at the federal income tax rate for net capital gain - a maximum of 15%) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the Excise Tax.

     Interest and dividends the Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     The use by the Fund of hedging strategies, such as writing (selling) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses it realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from Financial Instruments the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

     The Fund's exchange-traded Futures Contracts, "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index), and certain foreign currency contracts that are subject to section 1256 of the Code (collectively "Section 1256 contracts") are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of its taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. Section 1256 contracts are also marked-to-market for purposes of the Excise Tax. The Fund may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

     Section 988 of the Code also may apply to Forward Contracts and options and Futures on foreign currencies. Under section 988, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

     When a covered call option written (sold) by the Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, it is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it received on the exercise plus the premium it received when it wrote the option is more or less than its basis in the underlying security.

     If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a Futures or Forward Contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

     The Fund may invest in bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a market discount bond purchased by the Fund (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity, unless the Fund elects to accrue market discount on a constant interest basis. In lieu of treating the disposition gain as described above, the Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

     The Fund may acquire zero coupon or other securities issued with OID. The Fund may also acquire pay-in-kind securities, which pay interest through the issuance of additional securities. As a holder of those securities, the Fund must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding cash payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or, if necessary, from the proceeds of sales of the Fund's securities. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

     Income that the Fund derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation or REIT) ("RE Partnership") will be treated under the Code as qualifying income under the Income Requirement only to the extent that income is attributable to the RE Partnership's income that would be qualifying income if realized directly by the Fund in the same manner as realized by the RE Partnership. The Service also has issued numerous private letter rulings (which may not be relied on by taxpayers other than the addressees' thereof but nevertheless indicate the Service's view of federal tax matters) holding that a RIC that invests in a partnership should be treated as owning a proportionate share of the partnership's assets for purposes of the Diversification Requirement.

     The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under U.S. Treasury regulations that are authorized by the Code but have not yet been issued, some of a REIT's income attributable to such an interest (an "excess inclusion") may be allocated to the REIT's shareholders in proportion to the dividends they receive; those regulations are expected to treat a RIC's excess inclusion income similarly. Excess inclusion income so allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) would constitute unrelated business taxable income to them. In addition, if a "disqualified organization" (which term includes a governmental unit and a tax-exempt entity) is a record holder of a RIC's shares at any time during a taxable year, the RIC will be subject to tax equal to the portion of its excess inclusion income for the year that is allocable to the disqualified organization multiplied by the highest federal income tax rate imposed on corporations. The Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests.

Taxation of the Fund's Shareholders
-----------------------------------

     If shares of the Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. The Fund is required to withhold 28% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions otherwise payable to such shareholders who otherwise are subject to backup withholding.

     Dividends a Fund pays to a foreign shareholder other than dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year generally will be subject to a federal withholding tax of 30% (or lower treaty rate). The 2004 Act, however, created two categories of dividends, "interest-related dividends" and "short-term capital gain dividends," that, if properly designated by a Fund, will be exempt from that tax. "Interest-related dividends" are dividends that are attributable to "qualified net interest income" ("qualified interest income" less allocable deductions), which generally consists of certain OID, interest on obligations "in registered form," and interest on deposits. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The exemption from withholding tax will apply to interest-related dividends and short-term capital gain dividends a Fund pays to foreign investors, with certain exceptions, with respect to its taxable years beginning after December 31, 2004, and before January 1, 2008.

                             PORTFOLIO TRANSACTIONS

     Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Fund typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), the Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. NB Management also may consider the brokerage and research services that broker-dealers provide to the Fund or NB Management. Under certain conditions, the Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, the Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.


     Neuberger Berman and Lehman Brothers Inc. ("Lehman Brothers") act as principal brokers for Neuberger Berman STRATEGIC INCOME Fund in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market). In effecting securities transactions, the Fund seeks to obtain the best price and execution of orders.

     During the fiscal year ended October 31, 2004, Neuberger Berman STRATEGIC INCOME Fund paid brokerage commissions of $27,037, of which $670 was paid to Neuberger Berman and $5,976 was paid to Lehman Brothers. During the fiscal year ended October 31, 2005, Neuberger Berman STRATEGIC INCOME Fund paid brokerage commissions of $28,834, of which $1,287 was paid to Neuberger Berman and $6,381 was paid to Lehman Brothers.

     During the fiscal year ended October 31, 2006, Neuberger Berman STRATEGIC INCOME Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman and $[ ] was paid to Lehman Brothers. During the fiscal year ended October 31, 2006, transactions in which the Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. During the fiscal year ended October 31, 2006, transactions in which the Fund used Lehman Brothers. as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. 100% of the $[ ]paid to other brokers and Lehman Brothers. by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended October 31, 2006, Neuberger Berman STRATEGIC INCOME Fund acquired securities of the following of its "regular brokers or dealers": [_____________]. At October 31, 2006, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: [_______________].


     No affiliate of any Fund receives give-ups or reciprocal business in connection with its portfolio transactions. No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

     The Fund may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated
Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.


     In effecting securities transactions, the Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Fund plans to continue to use Neuberger Berman and/or Lehman Brothers. as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Fund receives give-ups or reciprocal business in connection with its securities transactions.

     The use of Neuberger Berman and Lehman Brothers as brokers for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by the Fund to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

     A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Fund and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Fund must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

     To ensure that accounts of all investment clients, including the Neuberger Berman STRATEGIC INCOME Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

     Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

     The Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

     In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.


     A committee comprised of officers of NB Management and employees of Lehman Brothers Asset Management who are Fund managers of the Fund and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.


     The commissions paid to a broker other than Neuberger Berman and Lehman Brothers may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Fund by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Fund's benefit.

Portfolio Turnover
------------------

     The Fund calculates its portfolio turnover rates by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

Commission Recapture Program and Expense Offset Arrangement
-----------------------------------------------------------

     The Fund has entered into a commission recapture program with Citigroup Global Markets Inc., which enables the Fund to recoup a portion of the commissions it pays to a broker that is not a related party of the Fund by redirecting these commissions to pay for some of its operational expenses. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the year ended October 31, 2006, the impact of this arrangement on the Fund was a reduction of expenses as follows:


--------------------------------------------------------------------------------
FUNDS                                        AMOUNT OF REDUCTION OF EXPENSES
--------------------------------------------------------------------------------
Strategic Income
--------------------------------------------------------------------------------

     The Fund also has an expense offset arrangement in connection with its custodian contract. For the year ended October 31, 2006, the impact of this arrangement was a reduction of expenses as follows:

--------------------------------------------------------------------------------
FUNDS                                        AMOUNT OF REDUCTION OF EXPENSES
--------------------------------------------------------------------------------
Strategic Income
--------------------------------------------------------------------------------

Proxy Voting
------------

     The Board has delegated to Neuberger Berman the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

     Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Funds. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

     Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

     In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

     The Fund prohibits the disclosure of information about its portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Fund, rating and ranking organizations, and affiliated persons of the Funds or NB Management (the "Potential Recipients") unless such disclosure is consistent with the Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").


     NB Management and the Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Fund with a specific business reason to know the portfolio holdings of the Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Funds prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.


Portfolio Holdings Disclosure Procedures
----------------------------------------


     Disclosure of portfolio holdings may be requested only by an officer of NB Management or the Fund by completing a holdings disclosure form. The completed form must be submitted to the Fund's President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Fund or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Fund or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     Neither the Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Fund's Chief Compliance Officer, the Board of Trustees reviews the Fund's portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

     Pursuant to a Code of Ethics adopted by the Fund, NB Management and Lehman Brothers Asset Management ("NB Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Fund shareholders. The NB Code also prohibits any person associated with the Fund, NB Management or Lehman Brothers Asset Management, in connection with the purchase or sale, directly or indirectly, by such person of a security held or the be acquired by the Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.


Portfolio Holdings Approved Recipients
--------------------------------------

     The Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved
Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). The Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to the Fund's activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of the Fund, except with the Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.


     SECURITIES LENDING AGENT. Each Fund has entered or may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive each Fund's portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Fund's operations that is designated by the Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. Each Fund pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. Each Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.


     OTHER THIRD-PARTY SERVICE PROVIDERS TO THE FUND. The Fund may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Fund who require access to this information to fulfill their duties to the Fund. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

     RATING, RANKING AND RESEARCH AGENCIES. The Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Fund provides its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. The Fund also provides its complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of the Fund's top 10 holdings. No compensation is received by the Fund, NB Management, Lehman Brothers Asset Management, Neuberger Berman or any other person in connection with the disclosure of this information. The Fund either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

                             REPORTS TO SHAREHOLDERS


     Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firm for the Fund. The Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.


                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS


     The Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of December 14, 2005. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eleven separate operating series. The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


     Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Income Funds."

     DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Fund. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund or Class entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

     OTHER. Because Institutional Class shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

                          CUSTODIAN AND TRANSFER AGENT


     The Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of the Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent registered public accounting firm that will audit its financial statements.

                                  LEGAL COUNSEL

     The Fund has selected Kirkpatrick & Lockhart Nicholson Graham LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     As of [January 31, 2007], the following are all of the beneficial and record owners of more than five percent of the Institutional Class of the Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

--------------------------------------------------------------------------------
FUND                            NAME & ADDRESS                     PERCENT OWNED
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                             REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

     Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


     The following financial statements and related documents are incorporated herein by reference from the Annual Report of the Fund's Institutional Class to shareholders for the fiscal year ended October 31, 2006:

          The audited financial statements of the Institutional Class of the Fund and notes thereto for the fiscal year ended October 31, 2006, and the reports of Ernst & Young LLP, independent registered public accounting firm, with respect to such audited financial statements of the Institutional Class of the Fund.

                                                                      Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

     S&P CORPORATE BOND RATINGS:
     ---------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


     MOODY'S CORPORATE BOND RATINGS:
     -------------------------------

     Aaa - Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality and are subject to very low credit risk. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A are considered upper-medium grade and are subject to low credit risk. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B are considered speculative and are subject to high credit risk. They generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


     S&P COMMERCIAL PAPER RATINGS:
     -----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     MOODY'S COMMERCIAL PAPER RATINGS:
     ---------------------------------

     Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

--------------------------------------------------------------------------------

                          NEUBERGER BERMAN INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                 Investor Class Shares and Reserve Class Shares



                            DATED [February 28,] 2007
                      Lehman Brothers MUNICIPAL MONEY Fund
                  Lehman Brothers NATIONAL MUNICIPAL MONEY Fund
                  Lehman Brothers NEW YORK MUNICIPAL MONEY Fund
                       Lehman Brothers TAX-FREE MONEY Fund



              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------

     Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund (formerly, National Municipal Money Fund), Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund (formerly, Tax-Free Money Fund) (each a "Fund") are mutual funds that offer shares pursuant to Prospectuses dated [February 28,] 2007.

     The Prospectus for your share class provides more information about the Funds that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the appropriate Prospectus carefully before investing.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

     No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

(C)2007 Lehman Brothers.  All rights reserved.

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC, "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2007 Neuberger Berman Management Inc. All rights reserved.

                                TABLE OF CONTENTS
                                -----------------

INVESTMENT INFORMATION.........................................................1
         Investment Policies and Limitations...................................1
         Cash Management and Temporary Defensive Positions.....................3
         Additional Investment Information.....................................3

SPECIAL RISK CONSIDERATIONS FOR LEHMAN BROTHERS NEW YORK MUNICIPAL
  MONEY FUND..................................................................16

CERTAIN RISK CONSIDERATIONS...................................................24

PERFORMANCE INFORMATION.......................................................24
         Yield Calculations...................................................24
         Tax Equivalent Yield.................................................24

TRUSTEES AND OFFICERS.........................................................26

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................40
         Investment Manager and Administrator.................................40
         Management and Administration Fees...................................41
         Waivers and Reimbursements...........................................42
         Sub-Advisers.........................................................43
         Board Consideration of the Management and Sub-Advisory Agreements....44
         Investment Companies Managed.........................................46
         Code of Ethics.......................................................48
         Management and Control of NB Management and Lehman Brothers Asset
           Management.........................................................49

DISTRIBUTION ARRANGEMENTS.....................................................49

ADDITIONAL PURCHASE INFORMATION...............................................50
         Share Prices and Net Asset Value.....................................50
         Automatic Investing..................................................51

ADDITIONAL EXCHANGE INFORMATION...............................................49

ADDITIONAL REDEMPTION INFORMATION.............................................56
         Suspension of Redemptions............................................56
         Redemptions in Kind..................................................56

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................56

ADDITIONAL TAX INFORMATION....................................................57
         Taxation of the Funds................................................57
         Taxation of the Funds' Shareholders..................................59
         New York Tax Matters.................................................60

VALUATION OF PORTFOLIO SECURITIES.............................................60

PORTFOLIO TRANSACTIONS........................................................61
         Proxy Voting.........................................................64

PORTFOLIO HOLDINGS DISCLOSURE.................................................65
         Portfolio Holdings Disclosure Policy.................................65
         Portfolio Holdings Disclosure Procedures.............................66
         Portfolio Holdings Approved Recipients...............................66

REPORTS TO SHAREHOLDERS.......................................................67

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................67

CUSTODIAN AND TRANSFER AGENT..................................................68

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................69

LEGAL COUNSEL.................................................................69

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................69

REGISTRATION STATEMENT........................................................70

FINANCIAL STATEMENTS..........................................................70

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

                             INVESTMENT INFORMATION

     Each Fund is a separate operating series of Neuberger Berman Income Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

     The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

     (1) 67% of the total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

     (2)  a majority of the outstanding shares of the Fund.

     These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations
-----------------------------------

     Each Fund determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.

     Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund. If events subsequent to a transaction result in a Fund's exceeding the percentage limitation on borrowing or illiquid securities, Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management") will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

     The fundamental investment policies and limitations of each Fund are as follows, unless otherwise indicated:

     1. BORROWING. No Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, that

Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

     2. COMMODITIES. No Fund may purchase commodities or contracts thereon, but this restriction shall not prohibit each Fund from purchasing the securities of issuers that own interests in any of the foregoing.

     3. INDUSTRY CONCENTRATION. No Fund may invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities"), (ii) investments by a Fund in CDs or banker's acceptances issued by domestic branches of U.S. banks, (iii) investments by a Fund in municipal securities.

     4. DIVERSIFICATION. No Fund may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, each Fund is subject to the diversification requirements under Rule 2a-7.)

     5. LENDING. No Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

     6. REAL ESTATE. No Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

     7. SENIOR SECURITIES. No Fund may issue senior securities, except as permitted under the 1940 Act.

     8. UNDERWRITING. No Fund may engage in the business of underwriting securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

     Senior Securities: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

     Each Fund has the following fundamental investment policy:

     Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

     The non-fundamental investment policies and limitations of each Fund are as follows, unless otherwise indicated:

     1. GEOGRAPHIC CONCENTRATION (LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY FUND). No Fund will invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

     2. ILLIQUID SECURITIES. No Fund may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

     3. BORROWING. No Fund intends to borrow, including any reverse repurchase agreements, an amount equal to more than 5% of its total assets, except for short-term credits to facilitate the clearance of redemptions.

     4. LENDING. Except for the purchase of debt securities, engaging in repurchase agreements and other customary uses, no Fund may make any loans other than securities loans.


     5. MARGIN TRANSACTIONS. No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions.

Cash Management and Temporary Defensive Positions
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     For temporary defensive purposes, each Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. These investments may produce taxable income and after-tax yields for a Fund that are lower than the tax-equivalent yields available on municipal securities at the time.

Additional Investment Information
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     The Funds may make the following investments, among others, some of which are part of the Funds' principal investment strategies and some of which are not. The principal risks of each Fund's principal strategies are discussed in the Prospectuses. The Funds will not necessarily buy all of the types of securities or use all of the investment techniques that are described. In addition, certain strategies and investments (e.g., repurchase agreements and securities lending) may produce taxable income for the Funds.

     DESCRIPTION OF MUNICIPAL OBLIGATIONS (ALL FUNDS).
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     Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

     Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

     The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Fund's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

     Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

     Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

     The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

     From time to time, federal legislation has affected the availability of municipal obligations for investment by any Fund. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. If such legislation were enacted, each Fund would reevaluate its investment objective, policies, and limitations. The Internal Revenue Service ("Service") occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest a Fund earned was taxable, that interest could be deemed taxable retroactive to the time of the Fund's purchase of the relevant security.

     Listed below are different types of municipal obligations:

     GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

     REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral obligation" of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

     Most private activity bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

     RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

     MUNICIPAL LEASE OBLIGATIONS. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. A Fund will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Fund a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to a Fund.

     MUNICIPAL NOTES.   Municipal notes include the following:
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     1. PROJECT NOTES are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are primarily obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the United States as additional security.

     2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as property, income and sales taxes, and are payable from these future revenues.

     3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenue, such as that available under federal revenue-sharing programs. Because of proposed measures to reform the federal budget and alter the relative obligations of federal, state, and local governments, many revenue-sharing programs are in a state of uncertainty.

     4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

     5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae (also known as the Federal National Mortgage Association) or Ginnie Mae (also known as the Government National Mortgage Association).

     6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation issued by a state or local government or agency thereof to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

     7. PRE-REFUNDED AND "ESCROWED" MUNICIPAL BONDS are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities (defined below). Each Fund can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.

     TENDER OPTION BONDS. Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Lehman Brothers Asset Management considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond's rating falls below investment grade.

     YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS (ALL FUNDS). Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

     Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Fund's investments, whereas a decline in interest rates generally will increase that value. The ability of each Fund to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which the Funds invest (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

     POLICIES AND LIMITATIONS. As a fundamental policy, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers NATIONAL MUNICIPAL MONEY Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities. As a fundamental policy, Lehman Brothers TAX-FREE MONEY Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities the interest income on which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("Tax Preference Item"). Except as otherwise provided in the Prospectuses for the Funds and this SAI, each Fund's investment portfolio may consist of any combination of the types of municipal obligations described in its Prospectus or in this SAI. The proportions in which each Fund invests in various types of municipal obligations will vary from time to time.

     U.S. GOVERNMENT AND AGENCY SECURITIES (ALL FUNDS). "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States. "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Ginnie Mae, Fannie Mae (also known as the "Federal National Mortgage Association"), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (formerly known as the "Student Loan Marketing Association"), Federal Home Loan Banks ("FHLB") and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

     U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

     POLICIES AND LIMITATIONS. Each Fund has no specific limits or requirements relating to the amount of assets invested in U.S. Government and Agency Securities; however, each Fund must invest according to its investment objective and policies.

     ILLIQUID SECURITIES (ALL FUNDS). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless Lehman Brothers Asset Management, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United

States. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Funds may be subject to legal restrictions which could be costly to it.

     POLICIES AND LIMITATIONS. Each Fund may invest up to 10% of its net assets in illiquid securities.

     REPURCHASE AGREEMENTS (ALL FUNDS). In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from it at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. Lehman Brothers Asset Management monitors the creditworthiness of sellers.

     A Fund may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand feature of more than seven days are considered to be illiquid securities; no Fund may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (2) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

     SECURITIES LOANS (ALL FUNDS). Each Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by Lehman Brothers Asset Management, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Lehman Brothers Asset Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Funds can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Funds also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.

     POLICIES AND LIMITATIONS. In order to realize income, each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by Lehman Brothers Asset Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. A Fund does not count the collateral for purposes of any investment policy or limitation that requires that Fund to invest specific percentages of its assets in accordance with its principal investment program.

     RESTRICTED SECURITIES AND RULE 144A SECURITIES. A Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund's illiquidity. Lehman Brothers Asset Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund's 10% limit on investments in illiquid securities.

     COMMERCIAL PAPER (ALL FUNDS). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, Lehman Brothers Asset Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

     POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Fund's 10% limit on investments in illiquid securities. Each Fund may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by Lehman Brothers Asset Management to be of equivalent quality.

     REVERSE REPURCHASE AGREEMENTS (ALL FUNDS). In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Lehman Brothers Asset Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

     A Fund's investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. The Funds generally will enter into a reverse repurchase agreement only if Lehman Brothers Asset Management anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Funds receive a large-scale redemption near 3:00 p.m., Eastern time.

     POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to each Fund's obligations under the agreement.

     BANKING AND SAVINGS INSTITUTION SECURITIES (ALL FUNDS). These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which the Funds invest typically are not covered by deposit insurance.

     A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

     VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES (ALL FUNDS). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Fund's quality standards. Accordingly, in purchasing these securities, each Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. A Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

     The Adjustable Rate Securities in which each Fund invests are municipal obligations.

     POLICIES AND LIMITATIONS. Each Fund may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

     For purposes of determining its dollar-weighted average maturity, each Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, each Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, Lehman Brothers Asset Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

     PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE (ALL FUNDS). When a Fund purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed upon price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Fund that terminates if the Fund sells the obligations to a third party.

     The Funds may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Fund's ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Fund may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

     Although each Fund currently does not intend to invest in standby commitments, each reserves the right to do so. By enabling a Fund to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Fund to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

     Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by a Fund is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Fund's investment portfolio.

     POLICIES AND LIMITATIONS. Each Fund will not invest in standby commitments unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund earns on municipal obligations subject to a standby commitment will be exempt from federal income tax (and, in the case of Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, from New York State and New York City personal income taxes). Each Fund will not acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Fund will do so only to facilitate portfolio liquidity.

     PARTICIPATION INTERESTS (ALL FUNDS). The Funds may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by Lehman Brothers Asset Management to be creditworthy. A Fund has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Fund currently intends to acquire participation interests, each reserves the right to do so in the future.

     POLICIES AND LIMITATIONS. Each Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund earns on municipal obligations in which it holds participation interests is exempt from federal income tax (and, in the case of Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, from New York State and New York City personal income taxes).

     MONEY MARKET FUNDS (ALL FUNDS). Each Fund may invest in the shares of money market funds that are consistent with its investment objectives and policies. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause a Fund to bear proportionately the costs incurred by the other investment companies' operations. At the same time, a Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

     Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. No Fund intends to invest in such investment companies unless, in the judgment of Lehman Brothers Asset Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

     POLICIES AND LIMITATIONS. For cash management purposes, each Fund may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. None of the Funds has any current intention to make use of this authority.

     Otherwise, a Fund's investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.

     Additionally, in reliance on an SEC exemptive rule, a Fund may invest an unlimited amount of its uninvested cash in a money market fund if the Fund meets certain conditions required under the 1940 Act, including paying no sales charge, as defined in rule 2830(b)(8) of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") ("sales charge"), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of the NASD, charged in connection with the purchase, sale, or redemption of securities issued by a money market fund ("service fee"); or the Fund's investment adviser waives its advisory fee in an amount necessary to offset any sales charge or service fee. None of the Funds has any current intention to make use of this authority.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (ALL FUNDS). These transactions involve a commitment by a Fund to purchase securities that will be issued at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued and delayed delivery transactions enable a Fund to "lock in" what Lehman Brothers Asset Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, a Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, each Fund will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

     The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Fund's NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because a Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Fund's interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

     When-issued and delayed-delivery transactions may cause a Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

     POLICIES AND LIMITATIONS. Each Fund may not invest more than 10% of its total assets in when-issued securities. A Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it has been entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize capital gains or losses in connection with these transactions.

     When a Fund purchases securities on a when-issued or delayed delivery basis, the Fund will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Fund's purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

     FINANCIAL SERVICES OBLIGATIONS. Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field.

     CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits and bankers' acceptances in which a Fund invests typically are not covered by deposit insurance.

     ZERO COUPON SECURITIES (ALL FUNDS). Each Fund may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon securities ("original issue discount" or "OID") must be taken into income ratably by each Fund prior to the receipt of any actual payments.

     Because each Fund must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon securities) each year for income and excise tax purposes, a Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information -- Taxation of the Funds."

     The market prices of zero coupon securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

     RISKS OF FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

     Lower-rated securities which are more likely to react to developments affecting market and credit risk than are more highly rated securities, react primarily to movements in the general level of interest rates. Some debt securities in which a Fund may invest are also subject to the risk that the issuer might repay them early ("call risk").

     CALL RISK. Some debt securities in which a Fund may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Fund holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates.

     RATINGS OF FIXED INCOME SECURITIES. Each Fund may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. or any other nationally recognized statistical rating organization ("NRSRO") (please see the Funds' prospectuses for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although a Fund may rely on the ratings of any NRSRO, a Fund mainly refers to ratings assigned by S&P, Moody's and Fitch, Inc. which are described in Appendix A. Each Fund may also invest in unrated securities that are deemed comparable in quality by Lehman Brothers Asset Management to the rated securities in which the Fund may permissibly invest.

     HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, Inc. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by Lehman Brothers Asset Management to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by a Fund.

     RATINGS DOWNGRADES. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, Lehman Brothers Asset Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

     DURATION. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration a Fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

     MATURITY. Each Fund has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, a Fund will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits a Fund to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. Rule 2a-7 requires each Fund to maintain a dollar-weighted average portfolio maturity of no more than 90 days. Each Fund has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

     U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

     POLICIES AND LIMITATIONS. These investments are subject to each Fund's quality, maturity and duration standards.

     No Fund may not invest in foreign debt securities except for domestic municipal instruments backed by letters of credit or other forms of credit enhancement issued by foreign banks which have a branch, agency or subsidiary in the U.S.

     LEVERAGE. A Fund may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Fund's NAV. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Fund's shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

     POLICIES AND LIMITATIONS. Each Fund may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

     TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds' operations.



  SPECIAL RISK CONSIDERATIONS FOR LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND


     SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS. The New York Master Series will have considerable investments in New York municipal obligations. Accordingly, the Master Series will be more susceptible to certain factors which could adversely affect issuers of New York municipal obligations than a mutual fund which does not have as great a concentration in New York municipal obligations. The ability of issuers to pay interest on, and repay principal of, New York municipal obligations may be affected by: (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial and economic profile as well as the political climate of the State of New York, its public authorities, and political subdivisions; and (3) a change in New York laws and regulations or subsequent court decisions that may affect, directly or indirectly, New York municipal obligations. The Master Series' yield and share price are sensitive to these factors as one or more of such factors could undermine New York issuers' efforts to borrow, inhibit secondary market liquidity and erode credit ratings.

     Summarized below are important financial concerns relating to the Master Series' investments in New York municipal obligations. This section is not intended to be an entirely comprehensive description of all risks involved in investing in New York municipal obligations. The information contained in this section is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State of New York (the "State") and the City of New York (the "City"). It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State and the City, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     STATE ECONOMY. The State has a varied economy with a comparatively large share of the nation's financial activities, information and employment in education and health services, but a very small share of the nation's farming and mining activity. The State has the third largest population in the nation, and its residents have a relatively high level of personal wealth. Its location, airport facilities and natural harbors have made it a vital link in international commerce and tourism comprises a significant part of the economy. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated in the services sector. New York City, which is the most populous city in the nation and the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

     The State economy continues to expand, as recent above-trend growth rates reinforce the strength of the State economy. Nonetheless, there can be no assurance that the State economy will not experience worse-than-predicted results in the 2006-07 fiscal year (April 1, 2006 through March 31, 2007) or subsequent fiscal years, with corresponding material and adverse effects on the State's projections of receipts and disbursements. The State's economic recovery is securely in the middle of its third year. The low interest rates and rising home prices have supported the State's financial and housing sectors, while the professional and business services sector has benefited from robust growth in U.S. corporate profits. Also, the tourism boom in New York City appears to be continuing. Although the New York State Leading Index indicates continued growth going forward, the rate of growth is expected to slow because the most recent data indicates that the State's economic momentum may have already peaked. The private sector employment growth is projected to slow to 0.9 percent in 2006, which is consistent with Executive and Legislative economic forecasting prior to the enactment of the State's 2006-07 Budget.

     Data regarding employment dynamics at the firm level continue to support a positive outlook for growth because the gross rate of job creation comfortably exceeds the gross rate of job destruction. However, the recent upturn in the job destruction index may be an indicator of slowing State economic growth. The recent Federal Reserve policy appears to be aimed at engineering a soft landing for the U.S. economy.

     Although the housing market is expected to continue to grow going forward, the growth will likely not be as healthy as observed in prior years as prices have appeared to plateau, especially so outside of Manhattan. Furthermore, with the improvement in the stock market during recent years, the securities industry continues to experience solid profit levels. Personal income growth for 2006 has been slightly revised upward due to revisions by the U.S. Bureau of Economic Analysis in the nonwage components of income, and the total New York wage and salary growth for the State are predicted to remain constant at 4.9 percent.

     Many uncertainties exist in any forecast of the national and State economies. Given recent events, such uncertainties are particularly pronounced at this time. The State and City of New York are particularly vulnerable to an unexpectedly poor performance by the financial markets, which could reduce securities industry rates of profit and bonus payment growth. General global instability along with increasing energy prices and interest rates could also adversely impact the equity markets resulting in a disproportionate impact to the economy.

     STATE BUDGET. Each year, the Governor is required to provide the State Legislature with a balanced executive budget (the "Executive Budget") which constitutes the proposed State financial plan for the ensuing fiscal year. The State's fiscal year for 2006-07 ends on March 31, 2007. (New York State's fiscal year for 2007-08 will run from April 1, 2007 to March 31, 2008.) All Government Funds receipts are projected to be $111.2 billion in 2006-07, an increase of 3.9% from 2005-06. All Government Funds spending is projected to be $112.5 billion in 2006-07, an increase of 4.4% from 2005-06. Spending increases were primarily due to increased expenses, larger disbursements for Medicaid, school aid and higher education, among other things.

     Assuming improved economic performance and growth in both personal income and sales taxes, the financial plan projects a closing balance in the State's largest and principal operating fund, the General Fund, of $3.3 billion at the end of the 2006-07 fiscal year. As a result of a significant revenue increase due to a range of positive economic developments and tax stimuli, total General Fund receipts and transfers from other funds are projected to be approximately $50.9 billion recorded in 2006-07. Because of higher spending on grants to local governments, state operations, and general state charges, partially offset by lower spending on capital projects and transfers to other funds, total General Fund disbursements, including transfers to other funds, are projected to be $50.8 billion for 2006-07, an increase of 7.8% from 2005-06.

     NON-RECURRING ACTIONS. The 2006-07 budget includes a total of $900 million in non-recurring actions. Two of those actions are $90 million in additional revenues from abandoned property revenue, and $112 million in additional sweeps of available fund balances.

     GENERAL FUND OUTYEAR BUDGET GAP PROJECTIONS. As the State prepared the budget cycle it projected budget gaps in the General Fund of $5.8 billion in 2006-2007 and $5.6 billion in 2007-2008. However, because of the recurring savings realized in the 2005-2006 Executive Budget, the gaps of both were reduced to $2.5 billion. When compared to the Executive Budget projections, the General Fund budget gaps for the 2006-2007 and 2007-2008 budgets have increased and are now estimated at $3.2 billion and $4.1 billion, respectively. These estimates reflect the use of the Fiscal Stability Reserve to reduce the out year gaps in equal amounts and are principally the result of anticipated spending increases which exceed growth in revenue collections and the loss of nonrecurring resources.

     Future budget gaps are subject to substantial revision as additional information becomes available about the national and State economies, financial sector activity, entitlement spending and social service caseloads, and State reimbursement obligations that are driven by local government activity. Key factors include: end-of-year business tax collections; calendar year economic results; year-end financial sector bonus income data; the school aid database update in November; and quarterly Medicaid cycle trend analysis.

     OTHER CONSIDERATIONS. Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the Budget. These factors may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and events that are not subject to the State's control. It is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. There can be no assurance that the State's actual results will not differ materially and adversely from the current forecast.

     The State anticipates its general reserves will total $893 million, including $872 million in the rainy day reserve (the "tax stabilization reserve") and $21 million in the Contingency Reserve Fund for litigation risks. An additional $601 million has been set aside in a fiscal stability reserve which is intended to be dispersed in equal installments in 2006-07 and 2007-08 to help lower the projected budget gaps. The State also has restricted fund balances that are set aside for the payment existing liabilities for the Community Projects Fund ($287 million).

     Aside from the $21 million in the Contingency Reserve Fund, specific reserves have not been set aside to cover potential costs that could materialize as a result of adverse rulings in pending litigation, the cost of collective bargaining agreements with State employee unions, federal actions that could adversely affect the State's projections of receipts and disbursements, or other federal disallowances.

     The fiscal health of the State is closely linked to the fiscal health of its localities, particularly the City, which has required historically significant financial assistance from the State. National recession, the September 11, 2001 terrorist attacks and stock market declines have yielded substantive credit pressure, although rating stability has been exhibited throughout these events. The State's disproportionate dependency upon the financial services sector exposes the State to volatility during periods of financial market weakness. Furthermore, upstate municipalities do not necessarily benefit from strong financial market performance as do the City and surrounding areas and, therefore, economic improvement may not be uniform across the State. Furthermore, if the global economies have slower growth than expected, demand for State goods and services would be lower than projected, which would again diminish employment and income growth relative to the forecast.

     The United States Congress often considers making changes to federal income tax law. Since the State uses federal taxable income as the starting point for calculating taxable income, such changes in federal law could adversely impact State tax revenues.

     RECENT STATE FISCAL YEARS. The Division of the Budget ("DOB") reported that the State ended the 2005-06 fiscal year on March 31, 2006 with a General Fund operating surplus of $2.0 billion. Total receipts, including transfers from other funds, were $47.2 billion. Disbursements, including transfers to other funds, totaled $46.5 billion. The General Fund ended the fiscal year with a balance of $3.3 billion, which included $944 million in the Tax Stabilization Reserve Fund (after a $72 million deposit at the close of 2005-06), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($251 million). The closing fund balance includes $2.0 billion in a spending stabilization reserve fund.

     STATE DEBT. Included in state financing activities are general obligation debt as well as State-guaranteed debt, to which the full faith and credit of the State has been pledged. Also included in the State's financing activities are lease-purchase and contractual-obligation financings and other financings through public authorities and municipalities, where the State's obligation to make payments for debt service is generally subject to annual appropriation by the Legislature.

     As of March 31, 2006, the State had approximately $3.6 billion outstanding in general obligation debt, $27.1 billion in debt relating to lease-purchase and contractual-obligation financing of State capital programs, $6.3 billion in state personal income tax revenue bond financing, and $4.3 billion in debt from the Local Government Assistance Corporation, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing, as of March 31, 20056 The State's 2006-07 borrowing plan projects that $236 million in general obligation bonds will be issued, along with $720 million to finance capital projects for transportation and approximately $3 billion of bonds to restructure outstanding bonds. Further expected issuances include $21 million in DOH Revenue Bonds to support a portion of the costs to construct a new veteran's nursing home, $4.77 billion in state personal income tax revenue bonds to finance other capital programs, $312 million to finance capital projects at mental health facilities, and $92 million to finance capital projects for student dormitories at State educational institutions.

     The total amount of State debt  outstanding  is projected to increase  from
5.30 percent of personal income in fiscal year 2005-06 to 5.52 percent in fiscal year 2006-07. Total debt outstanding is projected to increase from $42.6 billion in 2005-06 to $45.2 billion in 2006-07. Total state-supported debt service costs as a percent of total governmental fund receipts is estimated to be 3.69 percent in fiscal year 2006-07.

     New State-supported debt issued on or after April 1, 2000 is subject to the Debt Reform Act of 2000 ("Debt Reform Act"). This Act imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only and restricts the maximum term of debt issuances to no more than 30 years.

     As of September 30, 2006, Fitch, Inc., Moody's and S&P rated the State's outstanding general obligation bonds AA-, A1 and AA, respectively. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency furnishing the same. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant.

     LITIGATION. The State is currently involved in certain litigation where adverse decisions could have a material impact on State finances. Included in this litigation are the following matters, although not exhaustive of all pending matters:

     In FREEDOM HOLDINGS INC. ET AL. v. SPITZER ET ANO., two cigarette importers in 2002 challenged laws enacted by the State under the 1998 Tobacco Master Settlement Agreement ("MSA"). The trial court granted the State's motion to dismiss for failure to state a cause of action. Plaintiffs appealed and, on January 6, 2004, the appellate court (1) affirmed the dismissal of the Commerce Clause violation; (2) reversed the dismissal of anti-trust violations; and (3) remanded the equal protection violations relating to selective enforcement of State laws on Native American reservations to the trial court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related State statutes) primarily on preemption grounds. Plaintiffs also sought preliminary injunctive relief which was denied by the trial court except that portion of the ability of tobacco manufacturers to obtain the release of certain funds from escrow. Plaintiffs appealed and the appellate court affirmed the trial court's denial.

     In CAMPAIGN FOR FISCAL EQUITY, INC., ET AL. v. STATE, ET AL., plaintiffs claimed that the State's method of determining funding levels for New York City public schools has a disparate impact on plaintiffs in violation of Title VI of the Civil Rights Act of 1964 and does not provide a "sound basic education" as required by the State Constitution. By a decision dated June 26, 2003, the New York State Court of Appeals held that the evidence supported the trial court's conclusion that New York City school children were not receiving the constitutionally mandated opportunity for a sound basic education, and remitted the case to the trial court for further proceedings in accordance with its decision. In August 2004, the Supreme Court, New York County, referred this case to a panel of three referees to make recommendations as to how the State should satisfy the Court of Appeals holding. On November 30, 2004, the panel recommended that the State pay New York City Schools a total of $14.1 billion over the next four years in additional operations funding and $9.2 billion over the next five years for capital improvements. On March 15, 2005, the Supreme Court, New York County, issued an order confirming the panel's report. This order was vacated on March 23, 2006 by the Appellate Division, First Department. The Appellate Division directed the Governor and Legislature to consider between a range of $4.7 billion and $5.63 billion over four years to appropriate to the New York City Schools for operational funding and to implement a capital improvement plan that expends $9.179 billion over 5 years or another amount that satisfies the New York City School's capital needs. Both the plaintiff and defendants have appealed the Supreme Court's decision to the Court of Appeals.

     There are currently multiple Indian land claims before the courts which include ONEIDA INDIAN NATION OF NEW YORK ET AL. v. COUNTY OF ONEIDA, CAYUGA INDIAN NATION OF NEW YORK v. CUOMO, ET AL., CANADIAN ST. REGIS BAND OF MOHAWK INDIANS, ET AL., v. STATE OF NEW YORK, ET AL., and SENECA NATION OF INDIANS, ET AL v. STATE, ET AL. in which the State may be liable for monetary damages or transfer of property among other damages.

     In CONSUMERS UNION OF U.S., INC. v. STATE, plaintiffs challenge the constitutionality of statutes relating to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation. Upon such conversion, the law requires, in part, that assets representing 95 percent of the fair market value of the not-for-profit corporation be transferred to a fund designated as the "public asset fund" to be used for the purpose set forth in the Insurance Law. The State and private defendants have separately moved to dismiss the complaint. On November 6, 2002, the Supreme Court, New York County, granted a temporary restraining order, directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account, pending the hearing of a motion for a preliminary injunction, which was returnable simultaneously with the motions to dismiss, on November 26, 2002. On May 20, 2004, the Appellate Division, First Department affirmed the dismissal of plaintiff's original complaint but also affirmed the denial of defendants' motion to dismiss the amended claim. The State, the other defendants and the plaintiffs have been granted leave to appeal to the Court of Appeals.

     Other significant litigation includes statutory challenges related to Medicaid payment reimbursement methodology.

     STATE RETIREMENT SYSTEMS. The State and Local Retirement Systems ("Systems") provide coverage for public employees of the State and its localities (except employees of the City and teachers, who are covered by separate plans). The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. The present value of anticipated benefits for current members, retirees, and beneficiaries as of April 1, 2006 was $145.4 billion (including $53.4 billion for current retirees and beneficiaries), and the net assets available for benefits as of March 31, 2006 were $128 billion (including $2.3 billion in receivables). Under the funding method used by the Systems, the anticipated benefits of current members, retirees and beneficiaries are expected to be sufficiently covered by the net assets, plus future actuarially determined contributions.

     AUTHORITIES. Generally, the fiscal stability of the State is partially dependent upon the fiscal stability of its public authorities ("Authorities"). Such Authorities are responsible for financing, constructing, and operating revenue-producing public benefit facilities. Authorities may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization and are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself. Not surprisingly, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related, the State's access to the public credit markets could be impaired, and consequently, the market price of its outstanding debt could be negatively affected. As of December 31, 2006, the aggregate outstanding debt, including refunding bonds, of all the Authorities was $120.4 billion, and there were 19 public authorities that had outstanding debt of $100 million or more.

     In order to pay their operating expenses and debt service costs, public authorities generally use revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, rentals charged for housing units, charges for occupancy at medical care facilities, and charges for public power, electric, and gas utility services. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service.

This operating assistance is expected to continue to be required in future years. Moreover, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, but understandably, the affected localities could seek additional State funds in the event that local assistance payments are diverted to Authorities.

     METROPOLITAN TRANSPORTATION AUTHORITY ("MTA"). In February 2006, the MTA released an update to the MTA financial plan for the years 2006-09 and the 2006 MTA Adopted Budget for itself and its affiliates and subsidiaries, which operate various rail, subway and bus services in New York City and the surrounding area. It is expected that the plan will enable all such entities to maintain their respective operations on a self-sustaining basis through 2006 with a closing cash balance estimated at $462 million in 2005 and a closing cash balance of $217 million forecast for 2006. There are anticipated budget gaps of $154 million in 2007, $797 million in 2008 and $934 million in 2009.

     On September 29, 2004, the MTA Board approved a $27.791 billion capital program for the 2005-09 period. The Capital Program Review Board ("CPRB") reviewed the transit and commuter rail portions of the program on October 1, 2004, but disapproved the submission on December 21, 2004 in order to allow time for funding issues related to the proposal to be resolved. In April 2005, the MTA Board approved a revised 2005-09 plan based on the 2005-09 State Budget, which provided for additional tax revenues for the MTA that allowed the MTA to advance a revised five-year plan totaling $21.145 billion. The CPRB approved the transit and commuter portions of this plan totaling $17.987 billion with minor program modifications in July 2005. The revised 2005-09 Capital Program assumes the issuance of an estimated $5.1 billion in new money MTA bonds. It is projected that the remainder of the plan will be financed with assistance from the federal government, the State, the City of New York, and from various other revenues generated from actions taken by the MTA. However, the MTA has proposed an amendment to revise the five-year program to total $21.285 billion.

     When a final plan is adopted there is no guarantee that all the necessary governmental actions for the current or future capital programs will be taken or that funding sources currently identified will not be decreased or eliminated. As appropriate, the MTA and the CPRB may amend the 2005-09 Capital Program from time to time due to the level of available funding. If the 2005-09 Capital Plan is delayed or reduced, ridership and fare revenue may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance.

     The official financial disclosure of the MTA and its subsidiaries is available by contacting the Metropolitan Transportation Authority, Finance Department, 347 Madison Avenue, 6th Floor, New York, New York 10017 or by visiting the MTA website at www.mta.info.

     NEW YORK CITY. The fiscal demands on the State may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State's finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.

     The official financial disclosure of The City of New York and the financing entities issuing debt on its behalf is available by contacting Raymond J. Orlando, Director of Investor Relations, (212) 788-5875 or contacting the Office of Management and Budget, 75 Park Place, 6th Floor, New York, NY 10007.

     NEW YORK CITY FINANCIAL PLAN. On January 31, 2006, the City released a modification to its financial plan for 2006-10 ("January Financial Plan"). The January Financial Plan projected revenues and expenditures for the 2006 and 2007 fiscal years are balanced, in accordance with generally accepted accounting principles, and projects gaps of $3.4 billion, $3.5 billion and $2.7 billion for fiscal years 2007, 2008 and 2009, respectively. The 2006-2009 financial plan's projections for total revenues for each of these gap outyears is approximately $53 billion, $54.3 billion and $56.2 billion.

     On May 4, 2006, the Mayor issued the Executive budget for fiscal year 2007 and an updated four-year financial plan for 2006 through 2010. The City projects a balanced budget for the current fiscal year, a budget gap of $3.6 billion, $4.2 billion and $3.6 billion for fiscal years 2008, 2009 and 2010 respectively.

     The staffs of the New York State Financial Control Board ("FCB"), Office of the State Deputy Comptroller for the City of New York ("OSDC"), the City Comptroller and the Independent Budget Office ("IBO"), issue periodic reports on the City's financial plans. Copies of the most recent reports are available by contacting: FCB, 123 William Street, 23rd Floor, New York, NY 10038, Attention:
Executive  Director;  OSDC,  59 Maiden  Lane,  29th Floor,  New York,  NY 10038,
Attention: Deputy Comptroller; City Comptroller, Municipal Building, 6th Floor, One Centre Street, New York, NY 10007-2341, Attention: Deputy Comptroller for Budget; and IBO, 110 William Street, 14th Floor, New York, NY 10038, Attention:
Director.

     NEW YORK CITY FINANCING PROGRAM. Successful execution of the January Financial Plan depends upon the City's ability to market its securities successfully. The City's program for financing capital projects for fiscal years 2006 through 2010 projects $31.6 billion of long-term borrowing to support the City's current capital program. With the exception of a very small portion of the financing, the program will be implemented through General Obligation ("GO") bonds of the City and bonds of the New York City Municipal Water Finance Authority ("NYW"), unless bonding capacity of the New York City Transitional Finance Authority ("TFA") is increased.

     The City's total debt outstanding (excluding approximately $15.9 billion in debt of the NYW) for fiscal year 2006 is expected to be approximately $53.1 billion, which equals 14.9% of total City personal income. The City's financial plan is predicated on numerous assumptions, including the condition of the City's and the region's economies and the associated receipt of economically sensitive tax revenues in the projected amounts. The plan is also subject to a variety of other factors.

     In addition to borrowings related to capital projects, the City issues both revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, NYW, TFA, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the NYW, TFA, Dormitory Authority of the State of New York and TSASC.

     Since 1981, the City has repaid all short-term obligations within their fiscal year of issuance, fully satisfying its seasonal financing needs in the public credit markets. At times, the City has been obligated to issue short-term notes in amounts exceeding those expected earlier in the fiscal year because of delays in adopting the State's budget.

     OTHER LOCALITIES. Historically, the State has provided unrestricted financial assistance to cities, counties, towns and villages outside of the City. Certain localities outside the City have experienced financial problems and have consequently requested and received additional State assistance during the last several State fiscal years. Not included in the projections of the State's receipts and disbursements for the State's 2005-06 fiscal year or thereafter is the potential impact of any future requests by localities for additional financial assistance.

                           CERTAIN RISK CONSIDERATIONS

     Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective. Each Fund's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Fund invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

                             PERFORMANCE INFORMATION

     Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield Calculations
------------------

     Each Fund may advertise its "current yield" and "effective yield" in the financial press and other publications. A Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

     The EFFECTIVE YIELD of each Fund is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

                                                        365/7
             Effective Yield = [(Base Period Return + 1)     ] - 1.

Tax Equivalent Yield
--------------------

     LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND. This Fund may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest combined marginal rate of federal income tax and New York state and New York city personal income taxes (41.8% during 2006) would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                 Tax Equivalent Yield =   Y1  +  Y2  + Y3
                                         ----   ----
                                         1-MR   1-MR
                                                    NY

where Y1 equals the portion of the Fund's current or effective yield that is not subject to federal, New York state and New York city personal income taxes, Y2 equals the portion of the Fund's current or effective yield that is subject to New York state and New York city personal income taxes, Y3 equals the portion of the Fund's current or effective yield that is subject to federal income tax and New York state and New York city personal income taxes, MRNY equals New York's highest marginal tax rate in 2006, and MR equals the highest combined marginal tax rate.

     For example, if the tax-free yield is 4%, there is no interest subject to federal, New York state and New York city personal income taxes, and the maximum combined tax rate is 41.8% during 2006, the computation is:

             4% / (1 - .418) = 4 / .582 = 6.87% Tax Equivalent Yield

In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 6.87%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 6.87%. This example assumes that all of the income from the investment is tax-exempt.

     The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Fund's future performance.

     LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY FUND. Each Fund may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rate of federal income tax (35% during 2006) would have had to receive in order to realize the same level of after-tax yield produced by an investment in a Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                       Tax Equivalent Yield =   Y1   + Y2
                                               ----
                                               1-MR

where Y1 equals the portion of a Fund's current or effective yield that is not subject to federal income tax, Y2 equals the portion of a Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal federal tax rate.

     For example, if the tax-free yield is 4%, there is no interest subject to federal income tax, and the maximum federal income tax rate is 35% during 2006, the computation is:

              4% / (1 - .35) = 4 / .65 = 6.15% Tax Equivalent Yield

In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 6.15%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 6.15%. This example assumes that all of the income from the investment is tax-exempt.

     The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Funds' future performance.

     NB Management may from time to time reimburse a Fund for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.

                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management.

Information about the Board of Trustees
---------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
---------------         ---------------                                        ------------      ---------------
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
---------------------------------------------------------------------------------------------------------------------
John Cannon (76)         Trustee since    Consultant; formerly, Chairman,           62         Independent Trustee
                              1994        CDC Investment Advisers                              or Director of three
                                          (registered investment adviser),                     series of
                                          1993 to January 1999; formerly,                      Oppenheimer Funds:
                                          President and Chief Executive                        Limited Term New
                                          Officer, AMA Investment                              York Municipal Fund,
                                          Advisors, an affiliate of the                        Rochester Fund
                                          American Medical Association.                        Municipals, and
                                                                                               Oppenheimer
                                                                                               Convertible
                                                                                               Securities Fund
                                                                                               since 1992.
---------------------------------------------------------------------------------------------------------------------
Faith Colish (71)        Trustee since    Counsel, Carter Ledyard &                 62         Advisory Director,
                              2000        Milburn LLP (law firm) since                         ABA Retirement Funds
                                          October 2002; formerly,                              (formerly, American
                                          Attorney-at-Law and President,                       Bar Retirement
                                          Faith Colish, A Professional                         Association (ABRA))
                                          Corporation, 1980 to 2002.                           since 1997
                                                                                               (not-for-profit
                                                                                               membership
                                                                                               association).
---------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (69)      Trustee since    President, C.A. Harvey                    62         Formerly, President,
                              2000        Associates since October 2001;                       Board of Associates
                                          formerly, Director, AARP, 1978                       to The National
                                          to December 2001.                                    Rehabilitation
                                                                                               Hospital's Board of
                                                                                               Directors, 2001 to
                                                                                               2002; formerly,
                                                                                               Member, Individual
                                                                                               Investors Advisory
                                                                                               Committee to the New
                                                                                               York Stock Exchange
                                                                                               Board of Directors,
                                                                                               1998 to June 2002.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
---------------         ---------------                                        ------------      ---------------
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------
---------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (79)    Trustee since    Marcus Nadler Professor Emeritus          62         Formerly, Director,
                              1993        of Finance and Economics, New                        The Caring Community
                                          York University Stern School of                      (not-for-profit);
                                          Business; formerly, Executive                        formerly, Director,
                                          Secretary-Treasurer, American                        DEL Laboratories,
                                          Finance Association, 1961 to                         Inc. (cosmetics and
                                          1979.                                                pharmaceuticals),
                                                                                               1978 to 2004;
                                                                                               formerly, Director,
                                                                                               Apple Bank for
                                                                                               Savings, 1979 to
                                                                                               1990; formerly,
                                                                                               Director, Western
                                                                                               Pacific Industries,
                                                                                               Inc., 1972 to 1986
                                                                                               (public company).
---------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (69)    Trustee since    Retired; formerly, Vice                   62         Director,
                              2000        President and General Counsel,                       Webfinancial
                                          WHX Corporation (holding                             Corporation (holding
                                          company), 1993 to 2001.                              company) since
                                                                                               December 2002;
                                                                                               formerly, Director
                                                                                               WHX Corporation
                                                                                               (holding company),
                                                                                               January 2002 to June
                                                                                               2005; formerly,
                                                                                               Director, State
                                                                                               Theatre of New Jersey
                                                                                               (not-for-profit
                                                                                               theater), 2000 to
                                                                                               2005.
---------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien (78)   Trustee since    Formerly, Member, Investment              62         Director, Legg
                              2000        Policy Committee, Edward Jones,                      Mason, Inc.
                                          1993 to 2001; President,                             (financial services
                                          Securities Industry Association                      holding company)
                                          ("SIA") (securities industry's                       since 1993;
                                          representative in government                         formerly, Director,
                                          relations and regulatory matters                     Boston Financial
                                          at the federal and state                             Group (real estate
                                          levels),  1974 to 1992; Adviser                      and tax shelters),
                                          to SIA, November 1992 to                             1993 to 1999.
                                          November 1993.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
---------------         ---------------                                        ------------      ---------------
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------
---------------------------------------------------------------------------------------------------------------------
William E. Rulon (74)    Trustee since    Retired; formerly, Senior Vice            62         Formerly, Director,
                              1993        President, Foodmaker, Inc.                           Pro-Kids Golf and
                                          (operator and franchiser of                          Learning Academy
                                          restaurants) until January 1997.                     (teach golf and
                                                                                               computer usage to
                                                                                               "at risk" children),
                                                                                               1998 to 2006;
                                                                                               formerly, Director,
                                                                                               Prandium, Inc.
                                                                                               (restaurants), March
                                                                                               2001 to  July 2002.
---------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (74)   Trustee since    Founding General Partner, Oxford          62         None.
                              2000        Partners and Oxford Bioscience
                                          Partners (venture capital  investing)
                                          and President, Oxford Venture
                                          Corporation since 1981.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
---------------         ---------------                                        ------------      ---------------
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------
---------------------------------------------------------------------------------------------------------------------
Tom D. Seip (56)         Trustee since    General Partner, Seip                     62         Director, H&R Block,
                           2000; Lead     Investments LP (a private                            Inc. (financial
                          Independent     investment partnership);                             services company)
                            Trustee       formerly, President and CEO,                         since May 2001;
                         beginning 2006   Westaff, Inc. (temporary                             Director, America
                                          staffing), May 2001 to January                       One Foundation since
                                          2002; formerly, Senior Executive                     1998; formerly,
                                          at the Charles Schwab                                Director, Forward
                                          Corporation, 1983 to 1998,                           Management, Inc.
                                          including Chief Executive                            (asset management
                                          Officer, Charles Schwab                              company), 1999 to
                                          Investment Management, Inc. and                      2006; formerly
                                          Trustee, Schwab Family of Funds                      Director, E-Bay
                                          and Schwab Investments, 1997 to                      Zoological Society,
                                          1998, and Executive Vice                             1999 to 2003;
                                          President-Retail Brokerage,                          formerly, Director,
                                          Charles Schwab & Co., Inc., 1994                     General Magic (voice
                                          to 1997.                                             recognition
                                                                                               software), 2001 to
                                                                                               2002; formerly,
                                                                                               Director, E-Finance
                                                                                               Corporation (credit
                                                                                               decisioning
                                                                                               services), 1999 to
                                                                                               2003; formerly,
                                                                                               Director,
                                                                                               Save-Daily.com (micro
                                                                                               investing services),
                                                                                               1999 to 2003.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
---------------         ---------------                                        ------------      ---------------
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------
---------------------------------------------------------------------------------------------------------------------
Candace L. Straight      Trustee since    Private investor and consultant           62         Director, Montpelier
(59)                          1993        specializing in the insurance                        Re (reinsurance
                                          industry; formerly, Advisory                         company) since 2006;
                                          Director, Securitas Capital LLC                      Director, National
                                          (a global private equity                             Atlantic Holdings
                                          investment firm dedicated to                         Corporation
                                          making investments in the                            (property and
                                          insurance sector), 1998 to                           casualty insurance
                                          December 2003.                                       company) since 2004;
                                                                                               Director, The
                                                                                               Proformance Insurance
                                                                                               Company (property and
                                                                                               casualty insurance
                                                                                               company) since March
                                                                                               2004; formerly,
                                                                                               Director, Providence
                                                                                               Washington Insurance
                                                                                               Company (property and
                                                                                               casualty insurance
                                                                                               company), December
                                                                                               1998 to March 2006;
                                                                                               formerly, Director,
                                                                                               Summit Global
                                                                                               Partners (insurance
                                                                                               brokerage firm), 2000
                                                                                               to 2005.
---------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (61)      Trustee since    Regional Manager for                      62         None.
                              2000        Mid-Southern Region, Ford Motor
                                          Credit Company since September
                                          1997; formerly, President, Ford
                                          Life Insurance Company, April
                                          1995 to August 1997.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             Number of Funds   Other Directorships
                                                                             ---------------   -------------------
                         Position and                                        in Fund Complex    Held Outside Fund
                         ------------                                        ---------------    -----------------
Name, Age, and          Length of Time                                         Overseen by       Complex by Fund
---------------         ---------------                                        ------------      ---------------
Address (1)                Served (2)        Principal Occupation(s) (3)     Fund Trustee (4)         Trustee
-----------                ----------        ---------------------------     ----------------         -------
---------------------------------------------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
---------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (66)     President and    Executive Vice President and              62         Director, Dale
                         Trustee since    Chief Investment Officer,                            Carnegie and
                              2002        Neuberger Berman Inc. (holding                       Associates, Inc.
                                          company) since 2002 and 2003,                        (private company)
                                          respectively; Managing Director                      since 1998;
                                          and Chief Investment Officer,                        Director, Solbright,
                                          Neuberger Berman since December                      Inc. (private
                                          2005 and 2003, respectively;                         company) since 1998.
                                          formerly, Executive Vice
                                          President, Neuberger Berman,
                                          December 2002 to 2005; Director
                                          and Chairman, NB Management since
                                          December 2002; formerly, Executive
                                          Vice President, Citigroup
                                          Investments, Inc., September 1995 to
                                          February 2002; formerly, Executive
                                          Vice President, Citigroup Inc.,
                                          September 1995 to February 2002.
---------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (47)  Chairman of the   Executive Vice President,                 62         Director and Vice
                           Board and      Neuberger Berman Inc. (holding                       President,
                         Trustee since    company) since 1999; Head of                         Neuberger & Berman
                          2000; Chief     Neuberger Berman Inc.'s Mutual                       Agency, Inc. since
                           Executive      Funds Business (since 1999) and                      2000; formerly,
                         Officer since    Institutional Business (1999 to                      Director, Neuberger
                        1999; President   October 2005); responsible for                       Berman Inc. (holding
                          from 1999 to    Managed Accounts Business and                        company), October
                              2000        intermediary distribution since                      1999 to March 2003;
                                          October 1999; President and                          Trustee, Frost
                                          Director, NB Management since                        Valley YMCA;
                                          1999; Managing Director,                             Trustee, College of
                                          Neuberger Berman since 2005;                         Wooster.
                                          formerly, Executive Vice
                                          President, Neuberger Berman,
                                          1999 to December 2005; formerly,
                                          Principal, Neuberger Berman, 1997
                                          to 1999; formerly, Senior Vice
                                          President, NB Management, 1996 to
                                          1999.
---------------------------------------------------------------------------------------------------------------------


(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

* Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management [and Neuberger Berman.]

Information about the Officers of the Trust
-------------------------------------------

                                     Position and Length of
                                     -----------------------
Name, Age, and Address (1)               Time Served (2)                      Principal Occupation(s) (3)
--------------------------               ---------------                      ---------------------------
Andrew B. Allard (45)            Anti-Money Laundering Compliance    Senior Vice President, Neuberger Berman
                                        Officer since 2002           since 2006; Deputy General Counsel,
                                                                     Neuberger Berman since 2004; formerly,
                                                                     Vice President, Neuberger Berman, 2000 to
                                                                     2006; formerly, Associate General
                                                                     Counsel, Neuberger Berman, 1999 to 2004;
                                                                     Anti-Money Laundering Compliance Officer,
                                                                     fifteen registered investment companies
                                                                     for which NB Management acts as
                                                                     investment manager and administrator
                                                                     (seven since 2002, three since 2003, four
                                                                     since 2004 and one since 2005) and one
                                                                     registered investment company for which
                                                                     Lehman Brothers Asset Management Inc.
                                                                     acts as investment adviser (since 2006).

Michael J. Bradler (36)           Assistant Treasurer since 2005     Vice President, Neuberger Berman since 2006;
                                                                     Employee, NB Management since 1997;
                                                                     Assistant Treasurer, fifteen registered
                                                                     investment companies for which NB Management
                                                                     acts as investment manager and administrator
                                                                     (fifteen since 2005) and one registered
                                                                     investment company for which Lehman Brothers
                                                                     Asset Management Inc. acts as investment
                                                                     adviser (since 2006).

                                     Position and Length of
                                     -----------------------
Name, Age, and Address (1)               Time Served (2)                      Principal Occupation(s) (3)
--------------------------               ---------------                      ---------------------------
Claudia A. Brandon (49)                Secretary since 1985          Senior Vice President, Neuberger Berman
                                                                     since 2006; Vice President-Mutual Fund Board
                                                                     Relations, NB Management since 2000 and
                                                                     Assistant Secretary since 2004; formerly,
                                                                     Vice President, Neuberger Berman, 2002 to
                                                                     2006 and Employee since 1999; Secretary,
                                                                     fifteen registered investment companies for
                                                                     which NB Management acts as investment
                                                                     manager and administrator (three since 1985,
                                                                     four since 2002, three since 2003, four
                                                                     since 2004 and one since 2005) and one
                                                                     registered investment company for which
                                                                     Lehman Brothers Asset Management Inc. acts
                                                                     as investment adviser (since 2006).

Robert Conti (50)                   Vice President since 2000        Managing Director, Neuberger Berman since
                                                                     2006; formerly, Senior Vice President,
                                                                     Neuberger Berman, 2003 to 2006; formerly,
                                                                     Vice President, Neuberger Berman, 1999 to
                                                                     2003; Senior Vice President, NB Management
                                                                     since 2000; Vice President, fifteen
                                                                     registered investment companies for which NB
                                                                     Management acts as investment manager and
                                                                     administrator (three since 2000, four since
                                                                     2002, three since 2003, four since 2004 and
                                                                     one since 2005) and one registered
                                                                     investment company for which Lehman Brothers
                                                                     Asset Management Inc. acts as investment
                                                                     adviser (since 2006).

Brian J. Gaffney (53)               Vice President since 2000        Managing Director, Neuberger Berman since
                                                                     1999; Senior Vice President, NB Management
                                                                     since 2000; Vice President, fifteen
                                                                     registered investment companies for which NB
                                                                     Management acts as investment manager and
                                                                     administrator (three since 2000, four since
                                                                     2002, three since 2003, four since 2004 and
                                                                     one since 2005) and one registered
                                                                     investment company for which Lehman Brothers
                                                                     Asset Management Inc. acts as investment
                                                                     adviser (since 2006).

                                     Position and Length of
                                     -----------------------
Name, Age, and Address (1)               Time Served (2)                      Principal Occupation(s) (3)
--------------------------               ---------------                      ---------------------------
Maxine L. Gerson (55)          Chief Legal Officer since 2005        Senior Vice President, Neuberger Berman
                               (only for purposes of sections 307    since 2002; Deputy General Counsel and
                               and 406 of the Sarbanes-Oxley Act     Assistant Secretary, Neuberger Berman since
                               of 2002)                              2001; formerly, Vice President, Neuberger
                                                                     Berman, 2001 to 2002; formerly, Associate
                                                                     General Counsel, Neuberger Berman, 2001;
                                                                     formerly, Counsel, Neuberger Berman,
                                                                     2000; Secretary and General Counsel, NB
                                                                     Management since 2004; Chief Legal
                                                                     Officer (only for purposes of sections
                                                                     307 and 406 of the Sarbanes-Oxley Act of
                                                                     2002), fifteen registered investment
                                                                     companies for which NB Management acts as
                                                                     investment manager and administrator
                                                                     (fifteen since 2005) and one registered
                                                                     investment company for which Lehman
                                                                     Brothers Asset Management Inc. acts as
                                                                     investment adviser (since 2006).

Sheila R. James (41)              Assistant Secretary since 2002     Assistant Vice President, Neuberger Berman
                                                                     since 2006 and Employee since 1999;
                                                                     Assistant Secretary, fifteen registered
                                                                     investment companies for which NB Management
                                                                     acts as investment manager and administrator
                                                                     (seven since 2002, three since 2003, four
                                                                     since 2004 and one since 2005) and one
                                                                     registered investment company for which
                                                                     Lehman Brothers Asset Management Inc. acts
                                                                     as investment adviser (since 2006).

Kevin Lyons (51)                  Assistant Secretary since 2003     Employee, Neuberger Berman since 1999;
                                                                     Assistant Secretary, fifteen registered
                                                                     investment companies for which NB Management
                                                                     acts as investment manager and administrator
                                                                     (ten since 2003, four since 2004 and one
                                                                     since 2005) and one registered investment
                                                                     company for which Lehman Brothers Asset
                                                                     Management Inc. acts as investment adviser
                                                                     (since 2006).

                                     Position and Length of
                                     -----------------------
Name, Age, and Address (1)               Time Served (2)                      Principal Occupation(s) (3)
--------------------------               ---------------                      ---------------------------
John M. McGovern (36)           Treasurer and Principal Financial    Senior Vice President, Neuberger Berman
                                and Accounting Officer since 2005;   since 2006; formerly, Vice President,
                                prior thereto, Assistant Treasurer   Neuberger Berman, 2004 to 2006; Employee, NB
                                            since 2002               Management since 1993; Treasurer and
                                                                     Principal Financial and Accounting Officer,
                                                                     fifteen registered investment companies for
                                                                     which NB Management acts as investment
                                                                     manager and administrator (fifteen since
                                                                     2005) and one registered investment company
                                                                     for which Lehman Brothers Asset Management
                                                                     Inc. acts as investment adviser (since
                                                                     2006); formerly, Assistant Treasurer,
                                                                     fifteen registered investment companies for
                                                                     which NB Management acts as investment
                                                                     manager and administrator, 2002 to 2005.

Frank Rosato (35)                 Assistant Treasurer since 2005     Vice President, Neuberger Berman since 2006;
                                                                     Employee, NB Management since 1995;
                                                                     Assistant Treasurer, fifteen registered
                                                                     investment companies for which NB Management
                                                                     acts as investment manager and administrator
                                                                     (fifteen since 2005) and one registered
                                                                     investment company for which Lehman Brothers
                                                                     Asset Management Inc. acts as investment
                                                                     adviser (since 2006).

Frederic B. Soule (60)              Vice President since 2000        Senior Vice President, Neuberger Berman
                                                                     since 2003; formerly, Vice President,
                                                                     Neuberger Berman, 1999 to 2003; Vice
                                                                     President, fifteen registered investment
                                                                     companies for which NB Management acts as
                                                                     investment manager and administrator (three
                                                                     since 2000, four since 2002, three since
                                                                     2003, four since 2004 and one since 2005)
                                                                     and one registered investment company for
                                                                     which Lehman Brothers Asset Management Inc.
                                                                     acts as investment adviser (since 2006).

                                     Position and Length of
                                     -----------------------
Name, Age, and Address (1)               Time Served (2)                      Principal Occupation(s) (3)
--------------------------               ---------------                      ---------------------------
Chamaine Williams (35)         Chief Compliance Officer since 2005   Senior Vice President, Neuberger Berman
                                                                     since 2006; Vice President, Lehman Brothers
                                                                     Inc. since 2003; Chief Compliance Officer,
                                                                     fifteen registered investment companies for
                                                                     which NB Management acts as investment
                                                                     manager and administrator (fifteen since
                                                                     2005) and one registered investment company
                                                                     for which Lehman Brothers Asset Management
                                                                     Inc. acts as investment adviser (since
                                                                     2005); Chief Compliance Officer, Lehman
                                                                     Brothers Asset Management Inc. since 2003;
                                                                     Chief Compliance Officer, Lehman Brothers
                                                                     Alternative Investment Management LLC since
                                                                     2003; formerly, Vice President, UBS Global
                                                                     Asset Management (US) Inc. (formerly,
                                                                     Mitchell Hutchins Asset Management, a
                                                                     wholly-owned subsidiary of PaineWebber
                                                                     Inc.), 1997 to 2003.
--------------------

(1)  The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)  Pursuant to the By-Laws of the Trust,  each officer  elected by the Fund Trustees shall hold office until his or her  successor  shall have been elected and qualified or until his or her earlier  death,  inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3)  Except as otherwise  indicated,  each  individual has held the positions shown for at least the last five years.


The Board of Trustees
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

     AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; and (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board. Its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met [ ] times.

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey and Edward I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met [ ] times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, NB Management and Lehman Brothers Asset Management.

     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met [ ] times.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee [did not meet].

     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as

Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Income Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended October 31, 2006, the Committee met [ ] times.

     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available;
(d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met [ ] times.

     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met [ ] times.

     The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Effective July 1, 2005, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

     The following table sets forth information concerning the compensation of the Fund Trustees. The Neuberger Berman Income Funds does not have any retirement plan for its trustees.

                                              TABLE OF COMPENSATION
                                          FOR FISCAL YEAR ENDED 10/31/06
                                          ------------------------------
                                                                            Total Compensation from Investment
                                              Aggregate Compensation      Companies in the Neuberger Berman Fund
Name and Position with the Trust                  from the Trust                         Complex
---------------------------------                 --------------                         -------
INDEPENDENT FUND TRUSTEES
John Cannon
Trustee

Faith Colish
Trustee

C. Anne Harvey
Trustee

Robert A. Kavesh
Trustee

Howard A. Mileaf
Trustee

Edward I. O'Brien
Trustee

William E. Rulon
Trustee

Cornelius T. Ryan
Trustee

Tom Decker Seip
Trustee

                                                                            Total Compensation from Investment
                                              Aggregate Compensation      Companies in the Neuberger Berman Fund
Name and Position with the Trust                  from the Trust                         Complex
---------------------------------                 --------------                         -------
Candace L. Straight
Trustee

Peter P. Trapp
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"


Jack L. Rivkin                                          $0                                  $0
President and Trustee

Peter E. Sundman                                        $0                                  $0
Chairman of the Board, Chief Executive
Officer and Trustee

     [On December 31, 2006, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.]

Ownership of Equity Securities by the Trustees
----------------------------------------------

     Set forth below is the dollar range of securities owned by each Fund Trustee as of December 31, 2006.

--------------------------------------------------------------------------------
                            Lehman       Lehman        Lehman          Lehman
                            Brothers     Brothers      Brothers       Brothers
                            Municipal    New York      National       Tax-Free
                            Money        Municipal     Municipal     Money Fund
                                         Money Fund    Money Fund
--------------------------------------------------------------------------------
John Cannon
--------------------------------------------------------------------------------
Faith Colish
--------------------------------------------------------------------------------
C. Anne Harvey
--------------------------------------------------------------------------------
Robert A. Kavesh
--------------------------------------------------------------------------------
Edward I. O'Brien
--------------------------------------------------------------------------------
Howard A. Mileaf
--------------------------------------------------------------------------------
William E. Rulon
--------------------------------------------------------------------------------
Cornelius T. Ryan
--------------------------------------------------------------------------------
Tom Decker Seip
--------------------------------------------------------------------------------
Candace L. Straight
--------------------------------------------------------------------------------
Peter P. Trapp
--------------------------------------------------------------------------------
Jack L. Rivkin
--------------------------------------------------------------------------------
Peter E. Sundman
--------------------------------------------------------------------------------
A = None  B = $1-$10,000  C = $10,000 - $50,000  D = $50,000-$100,000
E = over $100,000

     The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the Neuberger Berman Fund Family.

-----------------------------------------------------------------------------------------------------------------------
                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT
NAME OF TRUSTEE                          COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
John Cannon
-----------------------------------------------------------------------------------------------------------------------
Faith Colish
-----------------------------------------------------------------------------------------------------------------------
C. Anne Harvey
-----------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh
-----------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf
-----------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien
-----------------------------------------------------------------------------------------------------------------------
William E. Rulon
-----------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan
-----------------------------------------------------------------------------------------------------------------------
Tom Decker Seip
-----------------------------------------------------------------------------------------------------------------------
Candace L. Straight
-----------------------------------------------------------------------------------------------------------------------
Peter P. Trapp
-----------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
-----------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin
-----------------------------------------------------------------------------------------------------------------------
Peter E. Sundman
-----------------------------------------------------------------------------------------------------------------------
* Valuation as of December 31, 2006.

Independent Fund Trustees Ownership of Securities
-------------------------------------------------

     No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

     NB Management serves as the investment manager to the Funds pursuant to two management agreements with the Trust, dated [November 3, 2003] for Lehman Brothers MUNICIPAL MONEY Fund and [May 31, 2005] for Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund ("Management Agreements").

     The Management Agreements provide, in substance, that NB Management will make and implement investment decisions for the Funds in its discretion and will continuously develop an investment program for the Funds' assets. The Management Agreements permit NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. The Management Agreements also specifically permit NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Funds, although NB Management has no current plans to pay a material amount of such compensation.

     NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the Fund Trustees, officers and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management, who also serve as officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See "Trustees and Officers." Each Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

     NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Lehman Brothers Asset Management, who is responsible for the day-to-day investment management of the Funds; NB Management is responsible for overseeing the investment activities of Lehman Brothers Asset Management with respect to its management of the Funds.

     Under the Management Agreement, NB Management provides facilities, services, and personnel to each Fund pursuant to two administration agreements with the Trust, dated November 3, 2003 for the Investor Class and dated December 19, 2005 for the Reserve Class ("Administration Agreements"). For such administrative services, each Class of a Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

     Under the Administration Agreements for each class of shares, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreements and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreements.

     From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------

     For investment management services, each Fund pays NB Management a fee at the annual rate of 0.25% of the first $500 million of that Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

     For administrative services, the Investor Class of each Fund pays NB Management at the annual rate of 0.27% of that Class's average daily net assets. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, a Fund may compensate such third parties for accounting and other services.

     The Investor Class of Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal years ended October 31, 2006, 2005, and 2004:

                                 Management and Administration Fees
                                 ----------------------------------
                                      Accrued for Fiscal Years
                                      ------------------------
                                          Ended October 31
                                          ----------------
Investor Class                 2006            2005                2004
--------------                 ----            ----                ----
MUNICIPAL MONEY                             $2,730,503         $2,257,610
NEW YORK MUNICIPAL MONEY                        $0                 $0


     For administrative services, the Reserve Class of each Fund pays NB Management at the annual rate of 0.08% of that Class's average daily net assets. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, a Fund may compensate such third parties for accounting and other services.

     The Reserve Class of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal year ended October 31, 2006:

                                 Management and Administration Fees
                                 ----------------------------------
                                      Accrued for Fiscal Years
                                      ------------------------
                                          Ended October 31
                                          ----------------
Investor Class                                 2006
--------------                                 ----
MUNICIPAL MONEY
NEW YORK MUNICIPAL MONEY


Waivers and Reimbursements
--------------------------

     NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a fund-by-fund or class-by-class basis.

Investor Class
--------------

     NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of each of Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund so that the total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) ("Operating Expenses") of each Fund's Investor Class do not exceed, in the aggregate, 0.59% of average daily net assets. This undertaking lasts until October 31, [2010].

         The Investor Class of Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the reimbursements do not cause the Class' total Operating Expenses to exceed an annual rate of 0.59% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

          For the fiscal years ended October 31, 2006, 2005, and 2004, NB Management reimbursed the Investor Class of the Funds the following amounts of expenses pursuant to each Fund's contractual arrangement:

Investor Class                        2006            2005           2004
--------------                        ----            ----           ----
MUNICIPAL MONEY
NEW YORK MUNICIPAL MONEY                               $0            $0


Reserve Class
-------------

     NB Management has voluntarily undertaken to reimburse or waive certain expenses of the Reserve Class of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund so that the total operating expenses of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) are limited to 0.17% and 0.20% of average daily net assets, respectively. NB Management expects that, in the future, it may voluntarily reimburse or waive certain expenses of each Fund, so that total annual operating expenses of each Fund are limited to 0.23% of average net assets. NB Management may, at its sole discretion, modify or terminate this voluntary commitment with notice to each Fund.

     For the fiscal years ended October 31, 2006, NB Management reimbursed the Reserve Class of the Funds the following amounts of expenses pursuant to each Fund's contractual arrangement:

Investor Class                                         2006
--------------                                         ----
NATIONAL MUNICIPAL MONEY
TAX-FREE MONEY*

*Prior to June 1, 2006, NB Management had voluntarily agreed to reimburse or waive the Reserve Class of Lehman Brothers TAX-FREE Money Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) were limited to 0.17% of average daily net assets.

     The Management Agreements continue until October 31, [2007] with respect to each Fund. The Management Agreements are renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreements continue with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreements are renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

     The Management Agreements are terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreements are terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

     NB Management retains Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to each Fund pursuant to a sub-advisory agreement dated May 31, 2005 for Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund and dated [February 28], 2007 for Lehman Brothers MUNICIPAL MONEY Fund (collectively, the "Sub-Advisory Agreements").

     Pursuant to the Sub-Advisory Agreements, NB Management has delegated responsibility for each of the above named Fund's day-to-day management to Lehman Brothers Asset Management. The Sub-Advisory Agreements provide in substance that Lehman Brothers Asset Management will make and implement investment decisions for those Funds in its discretion and will continuously develop an investment program for those Funds' assets. The Sub-Advisory Agreements permit the Lehman Brothers Asset Management to effect securities transactions on behalf of those Funds through associated persons of Lehman Brothers Asset Management. The Sub-Advisory Agreements also specifically permit Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to those Funds, although Lehman Brothers Asset Management has no current plans to pay a material amount of such compensation.

     The Sub-Advisory Agreements continue until October 31, [2007] for [each Fund] and are renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreements are subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreements also terminate automatically with respect to each Fund if it is assigned or if the Management Agreement terminates with respect to that Fund.

Investment Companies Managed
----------------------------


     The investment decisions concerning the Funds and the other registered investment companies managed by NB Management or Lehman Brothers Asset Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when a Fund and one or more of the Other NB Funds or other accounts managed by NB Management or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

     The Funds are subject to certain limitations imposed on all advisory clients of NB Management or Lehman Brothers Asset Management (including the Funds, the Other NB Funds, and other managed accounts) and personnel of NB Management or Lehman Brothers Asset Management and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

     The Funds, NB Management and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Funds' managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section,100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Lehman Brothers Asset Management
----------------------------------------------------------------------------

     Lehman Brothers Asset Management and NB Management are wholly owned by Lehman Brothers Holdings Inc. ("Lehman Brothers"), a publicly-owned holding company. The directors, officers and/or employees of NB Management and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management, are: Kevin Handwerker, Jeffrey B. Lane, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as the Lehman Brothers Asset Management, are: Joseph Amato, Richard W. Knee, Lori A. Loftus and Bradley C. Tank.

     Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

                            DISTRIBUTION ARRANGEMENTS

     Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund offer a class of shares, known as Investor Class. Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund offer a class of shares, known as Reserve Class.

Distributor
-----------

     NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Investor Class and Reserve Class shares are offered on a no-load basis.

     In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Investor Class shares, a continuous
offering,   without  sales  commission  or  other  compensation  and  bears  all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of shares of each Fund's Reserve Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

     For each Fund's Investor Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management or Lehman Brothers Asset Management.

     The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to each Class ("Distribution Agreements"). The Distribution Agreements continue until October 31, [2007]. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

     Revenue Sharing
     ---------------

     NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the
Funds)  to  certain  brokers,   dealers,   or  other  financial   intermediaries
("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").

     Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

     In addition, NB Management may pay for: placing the Funds on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Funds; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the Funds; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

     The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

     Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Funds or of any particular share class of the Funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of a Fund.

     In addition to the compensation described above, the Funds and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Funds may differ depending on the Fund and are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

     NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Funds with respect to those assets.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

     Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each class of a Fund is calculated by subtracting total liabilities of that class from total assets attributable to the class (the market value of the securities the Fund holds plus cash and other assets). The per share NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that class and rounding the result to the nearest full cent.

     Each Fund will try to maintain a stable NAV of $1.00 per share. The Funds value their securities at their cost at the time of purchase and assume a constant amortization to maturity of any discount or premium. Each Fund calculates its NAVs as of 3:00 p.m. Eastern time on each day the New York Stock Exchange ("NYSE") and Federal Reserve Wire System ("Federal Reserve") are open.

Automatic Investing
-------------------

     Each Funds' Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, an Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in another money market fund for which NB Management serves as investment manager or (2) withdrawals from the Investor Class shareholder's checking account. In either case, the minimum monthly investment is $100. An Investor Class shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Lehman Brothers Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

Financial Intermediaries
------------------------

     The Funds have authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price to be calculated after the order has been "accepted" as defined in the Funds' prospectuses.

                         ADDITIONAL EXCHANGE INFORMATION

     As more fully set forth in the section of the Prospectuses entitled "Maintaining Your Account," if shareholders purchased a Fund's Institutional or Investor Class shares directly, they may redeem at least $1,000 worth of the Fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other Equity, Income, or Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other Fund(s) are met. Investor Class shares may also be exchanged for Trust Class shares of the Real Estate Fund, and Trust Class shares of the Real Estate Fund may be exchanged for Investor Class shares, provided that NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

     Institutional Class shares may also be exchanged for shares of the Neuberger Berman International Institutional Fund. An Institution may exchange the Fund's Adviser, Trust or Institutional Class shares (if the shareholder did not purchase the Fund's Institutional Class shares directly) for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution. This privilege is not available for Lehman Brothers Core Bond Fund Institutional Class shareholders, Neuberger Berman Strategic Income Fund Institutional Class shareholders, International Institutional Fund Institutional Class shareholders, or Genesis Fund Institutional Class shareholders.

EQUITY FUNDS
------------

    Neuberger Berman              Seeks  long-term  growth of capital;  dividend
    Century Fund                  income is a secondary goal.  Invests mainly in
                                  common    stocks    of    large-capitalization
                                  companies.  The Portfolio Manager seeks to buy
                                  companies    with   strong    historical   and
                                  prospective earnings growth.

    Neuberger Berman              Seeks long-term capital growth.  The Portfolio
    Fasciano Fund                 Manager   also  may   consider   a   company's
                                  potential for income prior to selecting it for
                                  the  Fund.  The  Fund  invests  mainly  in the
                                  common  stocks of small-cap  companies,  i.e.,
                                  those  with a total  market  value  of no more
                                  than $1.5  billion  at the time the Fund first
                                  invests in them. In selecting  companies  that
                                  the  Portfolio   Manager   believes  may  have
                                  greater potential to appreciate in price, the Portfolio Manager will invest the Fund in smaller companies that are under-followed by major Wall Street brokerage houses and large asset management firms.

    Neuberger Berman              Seeks  long-term  growth of  capital.  Invests
    Focus Fund                    mainly  in  common  stocks  selected  from  13
                                  multi-industry sectors of the economy. To maximize potential return, the Fund normally makes 90% or more of its investments in not more than six sectors of the economy, and may invest 50% or more of its assets in any one sector.

    Neuberger Berman              Seeks  growth of  capital.  Invests  mainly in
    Genesis Fund                  stocks  of   companies   with   small   market
    (This fund is closed to       capitalizations  (no more than $1.5 billion at
    new investors.)               the  time  of  the  Fund's  investment).   The
                                  Portfolio Managers seek to buy the stocks of undervalued companies whose current product lines and balance sheets are strong.

    Neuberger Berman              Seeks   long-term   growth  of   capital   and
    Guardian Fund                 secondarily, current income. Invests mainly in
                                  stocks   of   mid-   to   large-capitalization
                                  companies that are well positioned and are undervalued in the market.

    Neuberger Berman              Seeks   long-term   capital   appreciation  by
    International Fund            investing  primarily in foreign  stocks of any
                                  capitalization,  both in  developed  economies
                                  and  in  emerging   markets.   The   Portfolio
                                  Managers   seek   undervalued   companies   in
                                  countries with strong potential for growth.

EQUITY FUNDS
------------

    Neuberger Berman              Seeks growth of capital. Invests in securities
    Manhattan Fund                believed  to have the  maximum  potential  for
                                  long-term capital appreciation.  The Portfolio
                                  Managers  seek  fast-growing   companies  with
                                  above average sales and competitive returns on
                                  equity  relative  to their  peers.  Factors in
                                  identifying  these firms may include financial
                                  strength,   a  strong  position   relative  to
                                  competitors   and   strong   earnings   growth
                                  relative to competitors.

    Neuberger Berman              Seeks growth of capital by investing mainly in
    Millennium Fund               common    stocks    of    small-capitalization
                                  companies,  which it  defines  as those with a
                                  total  market value of no more than $2 billion
                                  at  the  time  of  initial   investment.   The
                                  Portfolio  Managers take a growth  approach to
                                  stock  selection,  looking  for  fast  growing
                                  companies   with  above   average   sales  and
                                  competitive returns on equity relative to their peers. Factors in identifying these firms may include financial strength, a strong position relative to competitors and strong earnings growth relative to competitors.

    Neuberger Berman              Seeks capital  growth through an approach that
    Partners Fund                 is   intended   to   increase   capital   with
                                  reasonable risk. The Portfolio Manager looks at fundamentals, focusing particularly on cash flow, return on capital, and asset values.

    Neuberger Berman              Seeks total return through  investment in real
    Real Estate Fund              estate  securities,  emphasizing  both capital
                                  appreciation and current income.

    Neuberger Berman              Seeks growth of capital by investing primarily
    Regency Fund                  in   common   stocks   of   mid-capitalization
                                  companies which the Portfolio Manager believes have solid fundamentals.

    Neuberger Berman              Seeks long-term growth of capital by investing
    Socially Responsive Fund      primarily in securities of companies that meet
                                  the  Fund's  financial   criteria  and  social
                                  policy.

INCOME FUNDS
------------

    Neuberger Berman              A  money   market  fund  seeking  the  highest
    Cash Reserves                 available   current  income   consistent  with
                                  safety  and  liquidity.  The Fund  invests  in
                                  high-quality  money  market  instruments.   It
                                  seeks to maintain a constant purchase and redemption price of $1.00.

    Neuberger Berman              A U.S.  Government  money  market fund seeking
    Government Money Fund         maximum  safety and  liquidity and the highest
                                  available current income.  The Fund invests in
                                  securities   issued   or   guaranteed   as  to
                                  principal or interest by the U.S.  Government,
                                  its   agencies   and   instrumentalities   and
                                  repurchase   agreements   relating   to   such
                                  securities.

    Lehman Brothers High Income   Seeks  high  total  returns   consistent  with
    Bond Fund                     capital   preservation.   The  Fund   normally
                                  invests primarily in a diversified portfolio of intermediate-term, U.S. dollar denominated, high-yield corporate bonds, including those sometimes known as "junk" bonds.

    Lehman Brothers               Seeks  to  maximize  total  return  through  a
    Core Bond Fund                combination     of    income    and    capital
                                  appreciation.  The Fund  normally  invests  in
                                  high    quality    fixed-income    securities.
                                  Corporate bonds, commercial paper or bonds secured by assets such as home mortgages, generally, must at least be an A*/; bonds issued by the U.S. Government or its agencies are considered high quality.

Lehman Brothers Short Duration    Seeks the highest  current  income  consistent
Bond Fund                         with low risk to principal and liquidity  and,
                                  secondarily, total return. The Fund invests in debt securities, primarily investment grade;
                                  maximum 10% below investment grade, but no lower than B.*/ Maximum average duration of three years.

MUNICIPAL FUNDS
---------------

    Lehman Brothers Municipal     Seeks high current  tax-exempt income with low
    Securities Trust              risk to principal,  limited price fluctuation,
                                  and liquidity and, secondarily,  total return.
                                  The Fund invests in investment grade municipal securities with a maximum average duration of 10 years.

    Lehman Brothers National      Seeks the  highest  available  current  income
    Municipal Money Fund          exempt  from   federal   income  tax  that  is
                                  consistent with safety and liquidity. The Fund normally invests at least 80% of its net assets in high-quality, short-term securities from municipal issuers around the country. The
                                  Fund seeks to maintain a stable $1.00 share price.

    Lehman Brothers Municipal     A  money   market  fund  seeking  the  maximum
    Money Fund                    current income exempt from federal income tax,
                                  consistent with safety and liquidity. The Fund invests in high-quality, short-term municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.

    Lehman Brothers New York      A  money   market  fund  seeking  the  highest
    Municipal Money Fund          available  current  income exempt from federal
                                  income  tax and New  York  State  and New York
                                  City personal  income taxes that is consistent
                                  with safety and  liquidity.  The Fund normally
                                  invests  at  least  80% of its net  assets  in
                                  high-quality,  short-term municipal securities
                                  that  provide   income  that  is  exempt  from
                                  federal  income tax and New York State and New
                                  York City personal income taxes. The Fund seeks to maintain a stable $1.00 share price.

   Lehman Brothers Tax-Free       Seeks the  highest  available  current  income
    Money Fund                    exempt  from  federal  income tax and,  to the
                                  extent possible,  from the federal alternative
                                  minimum tax,  that is  consistent  with safety
                                  and  liquidity.  The Fund normally  invests at
                                  least 80% of its net  assets in  high-quality,
                                  short-term municipal securities. The Fund also
                                  normally  invests  at  least  80% of  its  net
                                  assets in securities  the interest on which is
                                  not a preference item for federal  alternative
                                  minimum  tax  purposes.   The  Fund  seeks  to
                                  maintain a stable $1.00 share price.

*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

     Any of the Income Funds, Equity Funds or Municipal Funds may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

     There can be no assurance that Lehman Brothers NATIONAL Municipal Money Fund, Neuberger Berman GOVERNMENT MONEY Fund, Neuberger Berman CASH RESERVES, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK Municipal Money Fund, or Lehman Brothers TAX-FREE Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

     The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE or Federal Reserve is closed, (2) when trading on the NYSE or Federal Reserve is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. Redemption payments may also be delayed in the event of the closing of the Federal Reserve. In addition, when the NYSE, bond market or Federal Reserve closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE and Federal Reserve is open ("Business Day") after termination of the suspension.

     Each Fund calculates its share price as of 3:00 p.m. on days on which the NYSE and Federal Reserve is open. If the NYSE or Federal Reserve were to close before regular trading, each Fund would price its shares as of the earlier closing time.

Redemptions in Kind
-------------------

     Each Fund reserves the right, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when Management determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Fund distributes to its shareholders, by Class, substantially all of its net investment income (after deducting expenses attributable to the Class) and any net capital gains (both long-term and short-term). A Fund's net investment income, for financial accounting purposes, consists of all income accrued on its assets less accrued expenses but does not include capital gains and losses. Net investment income and realized gains and losses, if any, are reflected in a Fund's NAV until they are distributed. Each Fund calculates its net investment income and share price as of 3:00 p.m. (Eastern time) on each Business Day.

     Each Fund declares income dividends daily; dividends declared for each month are paid on the last Business Day of the month. Shares of each Fund begin earning income dividends thereon on the Business Day on which the proceeds of the purchase order are converted to "federal funds", if converted by 6:00 p.m. (Eastern time) that day, or the next Business Day if so converted after that time, and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

     Each Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, as designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

     A shareholder's cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Funds
---------------------

     To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund - which is or will be treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid) plus its net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

     Dividends a Fund pays will qualify as "exempt-interest dividends" if it satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; each Fund intends to satisfy or continue to satisfy this requirement. Exempt-interest dividends constitute the portion of a Fund's aggregate dividends equal to the excess of its excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, although the amount of those dividends must be reported on the recipient's federal income tax return. Shareholders' treatment of dividends from a Fund under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning this matter.

     If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including amounts that otherwise would be exempt-interest dividends, as dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

     Each Fund may invest in municipal bonds that are purchased, generally not on their initial issue, with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of

(1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after a Fund acquired the bond, then no market discount is considered to exist. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as described above, a Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

     Each Fund may acquire zero coupon or other municipal securities issued with OID. As a holder of those securities, a Fund must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding cash payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income and net tax-exempt income, including any accrued tax-exempt OID, to satisfy the Distribution Requirement, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income.

Taxation of the Funds' Shareholders
-----------------------------------

     Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes.

     Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on PABs is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.

     Up to 85% of social security and railroad retirement benefits may be included in taxable income for a taxable year for recipients whose modified adjusted gross income (including income from tax-exempt sources such as a Fund) plus 50% of their benefits for the year exceeds certain base amounts. Exempt-interest dividends from a Fund still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts.

     If a Fund invests in instruments that generate taxable interest income, under the circumstances described in the Prospectuses and in the discussion of municipal market discount bonds above, the portion of any Fund dividend attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The respective portions will be determined by the "actual earned" method, under which the portion of any dividend that qualifies as an exempt-interest dividend may vary, depending on the relative proportions of tax-exempt and taxable interest earned during the dividend period. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

     Each Fund is required to withhold 28% of all taxable dividends otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or who otherwise are subject to backup withholding.

New York Tax Matters
--------------------

     Dividends paid by Lehman Brothers NEW YORK MUNICIPAL MONEY Fund are exempt from New York State and New York City personal income taxes applicable to individuals who reside in New York State and New York City to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payment on tax-exempt obligations issued by or on behalf of New York State and its political subdivisions and agencies, and the governments of Puerto Rico, the U.S. Virgin Islands, Guam and other U.S. territories. Other distributions from that Fund, including distributions derived from taxable ordinary income and net short-term and long-term capital gains, are generally not exempt from New York State and New York City personal income taxes. Distributions to a corporate shareholder will be subject to New York State corporate franchise tax and New York City general corporation tax.

     Investment in Lehman Brothers NEW YORK MUNICIPAL MONEY Fund may result in liability for state and/or local taxes for individual shareholders subject to taxation by states other than New York State or cities other than New York City because the exemption from New York State and New York City personal income taxes does not prevent such other jurisdictions from taxing individual shareholders on distributions received from the Fund.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares is not deductible for New York State or New York City personal income tax purposes.

     Under current applicable New York State law, the highest marginal New York State income tax rate imposed on individuals is 7.7%. The highest marginal New York City income tax rate currently imposed on individuals is 4.45%. Shareholders subject to taxation in a state other then New York will realize a lower after tax rate of return if distributions from Lehman Brothers NEW YORK MUNICIPAL MONEY Fund are not exempt from taxation in such other state.

     The foregoing briefly summarizes some of the important federal income tax and New York State and New York City personal income tax consequences to investors in Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, reflects the federal and New York State and New York City income tax laws as of the date of the prospectuses, and does not address special tax rules applicable to certain types of investors, such as corporate or foreign investors. It is not intended as a substitute for careful tax planning. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, including state alternative minimum tax as well as any proposed tax law changes.

                        VALUATION OF PORTFOLIO SECURITIES

     Each Fund relies on Rule 2a-7 to use the amortized cost method of valuation to enable it to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Funds' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                             PORTFOLIO TRANSACTIONS

     Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, Lehman Brothers Asset Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. Lehman Brothers Asset Management also may consider the brokerage and research services that broker-dealers provide to the Fund or Lehman Brothers Asset Management. Under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, each Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

     During the fiscal year ended October 31, 2006, Lehman Brothers MUNICIPAL MONEY Fund [did not acquire any securities of its "regular brokers or dealers."] [At October 31, 2006, that Fund held none of the securities of its "regular brokers or dealers."]

     During the fiscal year ended October 31, 2006, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund [did not acquire any securities of its "regular brokers or dealers."] [At October 31, 2006, that Fund held none of the securities of its "regular brokers or dealers."]

     During the fiscal year ended October 31, 2006, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund [did not acquire any securities of its "regular brokers or dealers."] [At October 31, 2006, that Fund held none of the securities of its "regular brokers or dealers."]

     During the fiscal year ended October 31, 2006, Lehman Brothers TAX-FREE MONEY Fund [did not acquire any securities of its "regular brokers or dealers."] [At October 31, 2006, that Fund held none of the securities of its "regular brokers or dealers."]

     No affiliate of any Fund receives give-ups or reciprocal business in connection with its portfolio transactions. No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

     The Funds may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Affiliated
Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Funds. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

     The use of Neuberger Berman and Lehman Brothers as brokers for the Funds is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by the Funds to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in Lehman Brothers Asset Management's judgment. No Fund deems it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, each Fund unless an appropriate exemption is available.

     A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Funds are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

     To ensure that accounts of all investment clients, including the Funds, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

     Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Funds. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

     Each Fund expects that it will continue to execute a portion of their transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, Lehman Brothers Asset Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

     In certain instances Lehman Brothers Asset Management specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced Lehman Brothers Asset Management's normal internal research activities, Lehman Brothers Asset Management expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Lehman Brothers Asset Management is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Lehman Brothers Asset Management by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of Lehman Brothers Asset Management and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, Lehman Brothers Asset Management always considers its best execution obligation when deciding which broker to utilize.

     A committee comprised of officers of NB Management and employees of Neuberger Berman and/or Lehman Brothers Asset Management who are Portfolio Managers of the Funds and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman and/or Lehman Brothers Asset Management. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

     The commissions paid to a broker other than Neuberger Berman and/or Lehman Brothers Asset Management may be higher than the amount another firm might charge if Lehman Brothers Asset Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. Lehman Brothers Asset Management believes that those research services benefit the Funds by supplementing the information otherwise available to Lehman Brothers Asset Management. That research may be used by Lehman Brothers Asset Management in servicing Other NB Funds and, in some cases, by Neuberger Berman and/or Lehman Brothers Asset Management in servicing the Managed Accounts. On the other hand, research received by Lehman Brothers Asset Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman and/or Lehman Brothers Asset Management from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Funds' benefit.

Expense Offset Arrangement
--------------------------

     Each Fund also has an expense offset arrangement in connection with its custodian contract. For the year ended October 31, 2006, the impact of this arrangement was a reduction of expenses as follows:

--------------------------------------------------------------------------------
FUNDS                                        AMOUNT OF REDUCTION OF EXPENSES
--------------------------------------------------------------------------------
MUNICIPAL MONEY
--------------------------------------------------------------------------------
NATIONAL MUNICIPAL MONEY
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL MONEY
--------------------------------------------------------------------------------
TAX-FREE MONEY
--------------------------------------------------------------------------------



Proxy Voting
------------


     The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

     NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Funds. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with [Neuberger Berman's] voting guidelines.

     NB Management's guidelines adopt the voting recommendations of ISS. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

     In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with

ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

     The Funds prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Funds, rating and ranking organizations, and affiliated persons of the Funds or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

     NB Management and the Funds have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Funds with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Funds prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Fund by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Funds or NB

Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Funds or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     No Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Funds' Chief Compliance Officer, the Board of Trustees reviews the Funds' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

     Pursuant to Codes of Ethics adopted by the Funds, NB Management, and Lehman Brothers Asset Management ("Code of Ethics"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Funds except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Funds shareholders. The Code of Ethics also prohibits any person associated with the Funds, NB Management and Lehman Brothers Asset Management in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Funds from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

     The Funds currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Fund, except with such Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

     OTHER THIRD-PARTY SERVICE PROVIDERS TO THE FUNDS. The Funds may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Funds who require access to this information to fulfill their duties to the Funds. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

     Rating, Ranking and Research Agencies.
     --------------------------------------

     Each Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. Each Fund provides its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. Each Fund also provides its complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Fund's top 10 holdings. No compensation is received by any Fund, NB Management, Lehman Brothers Asset Management or any other person in connection with the disclosure of this information. Each Fund either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for each of the Funds.

                             REPORTS TO SHAREHOLDERS

     Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firms for the Funds. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Funds
---------

     Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eleven separate operating series (the Funds). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


     Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Income Funds." Lehman Brothers MUNICIPAL MONEY Fund was previously named Neuberger Berman MUNICIPAL MONEY Fund prior to the date of this SAI.

     On [February 28], 2007, each of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund changed its name from NATIONAL MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund, respectively.

     DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

     OTHER. Because Reserve Fund shares may be bought, owned and sold through an account with an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one intermediary to another.

                          CUSTODIAN AND TRANSFER AGENT

     Each Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Lehman Brothers Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NATIONAL MUNICIPAL MONEY Fund have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the Independent Registered Public Accounting Firm that will audit their financial statements. Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund have selected Tait, Weller & Baker LLP, 1818

Market  Street,  Suite  2400,  Philadelphia,   PA,  19103,  as  the  Independent
Registered Public Accounting Firm that will audit their financial statements.

                                  LEGAL COUNSEL

     Each Fund has selected Kirkpatrick & Lockhart Nicholson Graham LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of December 31, 2006, the following are all of the beneficial and record owners of more than five percent of each Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

FUND                      NAME & ADDRESS                    PERCENT OWNED
----                      --------------                    -------------







                             REGISTRATION STATEMENT

     This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

     Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     The following financial statements and related documents are incorporated herein by reference each Funds' Annual Report to shareholders for the fiscal year ended October 31, 2006:

     The audited financial statements of Neuberger Berman Income Funds and the notes thereto for the fiscal year ended October 31, 2006, and the report of Ernst & Young LLP, Independent Registered Public Accounting Firm, with respect to Lehman Brothers MUNICIPAL MONEY Fund and Lehman

     Brothers NATIONAL MUNICIPAL MONEY Fund (formerly, National Municipal Money Fund).

     The audited financial statements of Neuberger Berman Income Funds and the notes thereto for the fiscal year ended October 31, 2006, and the report of Tait, Weller and Baker LLP, Independent Registered Public Accounting Firm, with respect to Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund (formerly, Tax-Free Money Fund).

                                                                      Appendix A


                 RATINGS OF MUNICIPAL BONDS AND COMMERCIAL PAPER

     S&P MUNICIPAL BOND RATINGS:
     ---------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above from AAA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


     MOODY'S MUNICIPAL BOND RATINGS:
     -------------------------------

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above except Aaa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


     S&P COMMERCIAL PAPER RATINGS:
     -----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     MOODY'S COMMERCIAL PAPER RATINGS:
     ---------------------------------

     Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.


     S&P SHORT-TERM RATINGS:
     -----------------------

     SP-1 - Top-tier investment grade short-term rating reflects superior ability of repayment. Those issues determined to possess extraordinary safety characteristics are denoted with a plus sign (+).



     MOODY'S SHORT-TERM RATINGS:
     --------------------------

     MIG 1, VMIG 1 - Top-tier investment grade short-term ratings reflect superior ability of repayment.

                          NEUBERGER BERMAN INCOME FUNDS

                  POST-EFFECTIVE AMENDMENT NO. 51 ON FORM N-1A




                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits
-------     --------

Exhibit  Description
Number   -----------
------

(a)      (1)   Restated Certificate of Trust.  Incorporated by Reference to
               Post-Effective Amendment No. 26 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
               December 29, 1998).


         (2) Trust Instrument, Amended and Restated, of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed January 27, 2006).


(b) By-Laws of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

(c)      (2)   By-Laws of Neuberger Berman Income Funds, Articles V, VI, and
               VIII.  Incorporated by Reference to Post-Effective Amendment
               No. 21 to Registrant's Registration Statement on Form N-1A, File
               Nos. 2-85229 and 811-3802 (Filed February 23, 1996).


         (3) Trust Instrument of Neuberger Berman Income Funds, Amended and Restated, Article V. Incorporated by Reference to Exhibit (a)
               (3).

(d)      (1)   Management Agreement Between Neuberger Berman Income Funds and
               Neuberger Berman Management Inc.  Incorporated by Reference to
               Post-Effective Amendment No. 42 to Registrant's Registration
               Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
               February 27, 2004).

         (2) Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).


         (3)   (i)    Management Agreement Between Neuberger Berman Income
                      Funds and Neuberger Berman Management Inc. with Respect to Funds where Lehman Brothers Asset Management LLC is the Sub-Advisor. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's
                      Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

               (ii) Amended Schedule A and B to the Management Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Funds where Lehman Brothers Asset Management LLC is the Sub-Advisor. Incorporated by Reference to Post-Effective Amendment
                      No. 48 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 19,
                      2005).

         (4) Form of Amended and Restated Management Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. Filed herewith.

Exhibit  Description
Number   -----------
-----

         (5) Form of Amended and Restated Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC. Filed herewith.

(e)       (1)  (i)   Distribution Agreement Between Neuberger Berman Income
                     Funds and Neuberger Berman Management Inc. with Respect to
                     Investor Class Shares.  Incorporated by Reference to
                     Post-Effective Amendment No. 42 to Registrant's
                     Registration Statement on Form N-1A, File Nos. 2-85229 and
                     811-3802 (Filed February 27, 2004).

                (ii) Amended Schedule A to the Distribution Agreement Between
                     Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 19,
                     2005).

         (2) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

         (3) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

         (4) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

         (5) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

         (6) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 19, 2005).

         (7) Form of Distribution and Services Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. Filed herewith


(f)      Bonus, Profit Sharing Contracts.  None.


(g)      (1)   (i)   Custodian Contract Between Neuberger Berman Income Funds
                     and State Street Bank and Trust Company.  Incorporated by
                     Reference to Post-Effective Amendment No. 21 to
                     Registrant's Registration Statement on Form N-1A, File
                     Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

               (ii) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed January 31,
                     1997).

Exhibit  Description
Number   -----------
-----

(h)      (1)   (i)   Transfer Agency and Service Agreement Between Neuberger
                     Berman Income Funds and State Street Bank and Trust
                     Company.  Incorporated by Reference to Post-Effective
                     Amendment No. 21 to Registrant's Registration Statement on
                     Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                     February 23, 1996).

               (ii) First Amendment to Transfer Agency and Service Agreement between Neuberger Berman Income Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

               (iii) Schedule of Compensation under the Transfer Agency and
                     Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed January 31, 1997).


         (2)    (i)   Administration Agreement Between Neuberger Berman Income
                      Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to
                      Post-Effective Amendment No. 42 to Registrant's
                      Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

                (ii) Amended Schedule A to the Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 19, 2005).

         (3) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Short Duration Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

         (4) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

         (5) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

         (6) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

         (7) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 19, 2005).

         (8) Form of Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Strategic Income Fund. Filed herewith.

Exhibit  Description
Number   -----------
-----

(i) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham with Respect to Securities Matters of the Registrant. To be filed by subsequent amendment.

(j)      (1)    Consent of Tait, Weller & Baker LLP.  To be filed by subsequent amendment.

         (2) Consent of Ernst & Young LLP. To be filed by subsequent amendment.


(k)      Financial Statements Omitted from Prospectus.  None.

(l)      Letter of Investment Intent.  None.


(m)      (1)   Plan Pursuant to Rule 12b-1 with Respect to Neuberger Berman
               Investor Class Shares.  Incorporated by Reference to
               Post-Effective Amendment No. 46 to Registrant's Registration
               Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
               June 1, 2005).

         (2) Form of Plan Pursuant to Rule 12b-1 with Respect to Trust Class Shares. Filed herewith.

(n) Form of Amended and Restated Plan Pursuant to Rule 18f-3. Filed herewith.

(o)      (1)   Power of Attorney for Neuberger Berman Income Funds.  Filed
         herewith.
         (2) Power of Attorney for Institutional Liquidity Trust. Filed herewith.


(p)      (1)   Code of Ethics for Registrant, Investment Adviser and
               Underwriter.  Incorporated by Reference to Post-Effective
               Amendment No. 44 to Registrant's Registration Statement on Form
               N-1A, File Nos. 2-85229 and 811-3802 (Filed February 25, 2005).

        (2) Code of Ethics for Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed March 18, 2005).


Item 24.    Persons Controlled by or Under Common Control With Registrant.
-------     --------------------------------------------------------------

      No person is controlled by or under common control with the Registrant.

Item 25.    Indemnification.
-------     ------------------

      A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

      Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.


      Section 9 of the Management Agreements between the Neuberger Berman Management Inc. ("NB Management") and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.


      Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreement relates.


      Section 6 of the Sub-Advisory Agreement between NB Management and Lehman Brothers Asset Management LLC ("Lehman Brothers") and the Registrant provides that neither Lehman Brothers nor any director, officer or employee of Lehman Brothers performing services for any series of the Registrant at the direction or request of Lehman Brothers in connection with Lehman Brothers' discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect Lehman Brothers against any liability to the Registrant or any series thereof or its interest holders to which Lehman Brothers would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of Lehman Brothers' reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of Lehman Brothers who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.

      Section 11 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreements provide that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.


      Section 11 or Section 14 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Adviser and
-------     ---------------------------------------------------------
            Sub-adviser.
            ------------


            There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Ann H. Benjamin               Portfolio Manager, High Income Bond Portfolio, a
Vice President, NB Management series of Neuberger Berman Advisers Management
                              Trust; Portfolio Manager, Neuberger Berman High
                              Income Bond Fund and Neuberger Berman Strategic
                              Income Fund, each a series of Neuberger Berman
                              Income Funds; Portfolio Manager, Neuberger
                              Berman Income Opportunity Fund Inc.

Michael L. Bowyer             Associate Portfolio Manager, Neuberger Berman
Vice President, NB Management Genesis Fund, a series of Neuberger Berman
                              Equity Funds.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Claudia A. Brandon            Vice President, Neuberger Berman, LLC since
Vice President/Mutual Fund    2002; Employee, Neuberger Berman, LLC since
Board Relations and           1999; Secretary, Neuberger Berman Advisers
Assistant Secretary,          Management Trust; Secretary, Neuberger Berman
NB Management.                Equity Funds; Secretary, Neuberger Berman Income
                              Funds; Secretary, Neuberger Berman Real Estate
                              Income Fund Inc.; Secretary, Neuberger Berman
                              Intermediate Municipal Fund Inc.; Secretary,
                              Neuberger Berman New York Intermediate Municipal
                              Fund Inc.; Secretary, Neuberger Berman
                              California Intermediate Municipal Fund Inc.;
                              Secretary, Neuberger Berman Realty Income Fund
                              Inc.; Secretary, Neuberger Berman Income
                              Opportunity Fund Inc.; Secretary, Neuberger
                              Berman Real Estate Securities Income Fund Inc.;
                              Secretary, Neuberger Berman Dividend Advantage
                              Fund Inc.; Secretary, Neuberger Berman
                              Institutional Liquidity Series; Secretary,
                              Lehman Brothers Institutional Liquidity Series;
                              Secretary, Institutional Liquidity Trust;
                              Secretary, Lehman Brothers Reserve Liquidity
                              Series.

Thomas J. Brophy              Managing Director, Neuberger Berman, LLC;
Vice President, NB            Portfolio Manager, Neuberger Berman California
Management.                   Intermediate Municipal Fund Inc.; Portfolio
                              Manager, Neuberger Berman Intermediate Municipal
                              Fund Inc.; Portfolio Manager, Neuberger Berman
                              New York Intermediate Municipal Fund Inc.;
                              Portfolio Manager, Neuberger Berman Municipal
                              Securities Trust, a series of Neuberger Berman
                              Income Funds.

Steven R. Brown               Managing Director, Neuberger Berman, LLC;
Vice President, NB            Portfolio Manager, Neuberger Berman Real Estate
Management.                   Income Fund Inc.; Portfolio Manager, Neuberger
                              Berman Realty Income Fund Inc.; Portfolio
                              Manager, Neuberger Berman Income Opportunity
                              Fund Inc.; Portfolio Manager, Neuberger Berman
                              Real Estate Securities Income Fund Inc.;
                              Portfolio Manager, Neuberger Berman Dividend
                              Advantage Fund Inc.; Portfolio Manager,
                              Neuberger Berman Real Estate Fund, a series of
                              Neuberger Berman Equity Funds; Portfolio
                              Manager, Real Estate Portfolio, a series of
                              Neuberger Berman Advisers Management Trust;
                              Portfolio Manager, Neuberger Berman Strategic
                              Income Fund, a series of Neuberger Berman Income
                              Funds.

David H. Burshtan             Portfolio Manager, Neuberger Berman Millennium
Vice President, NB            Fund, a series of Neuberger Berman Equity Funds.
Management.

Lori B. Canell                Managing Director, Neuberger Berman, LLC;
Vice President, NB            Portfolio Manager, Neuberger Berman California
Management.                   Intermediate Municipal Fund Inc.; Portfolio
                              Manager, Neuberger Berman Intermediate Municipal
                              Fund Inc.; Portfolio Manager, Neuberger Berman
                              New York Intermediate Municipal Fund Inc.;
                              Portfolio Manager, Neuberger Berman Municipal
                              Securities Trust, a series of Neuberger Berman
                              Income Funds.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Robert Conti                  Senior Vice President of Neuberger Berman, LLC,
Senior Vice President,        since 2003; Vice President, Neuberger Berman,
NB Management.                LLC, from 1999 to 2003; Vice President,
                              Neuberger Berman Income Funds; Vice President,
                              Neuberger Berman Equity Funds; Vice President,
                              Neuberger Berman Advisers Management Trust; Vice
                              President, Neuberger Berman Real Estate Income
                              Fund Inc.; Vice President, Neuberger Berman
                              Intermediate Municipal Fund Inc.; Vice
                              President, Neuberger Berman New York
                              Intermediate Municipal Fund Inc.; Vice
                              President, Neuberger Berman California
                              Intermediate Municipal Fund Inc.; Vice
                              President, Neuberger Berman Realty Income Fund
                              Inc.; Vice President, Neuberger Berman Income
                              Opportunity Fund Inc.; Vice President, Neuberger
                              Berman Real Estate Securities Income Fund Inc.;
                              Vice President, Neuberger Berman Dividend
                              Advantage Fund Inc.; Vice President, Neuberger
                              Berman Institutional Liquidity Series; Vice
                              President, Lehman Brothers Institutional
                              Liquidity Series; Vice President, Institutional
                              Liquidity Trust; Vice President, Lehman Brothers
                              Reserve Liquidity Series.

Robert B. Corman              Managing Director, Neuberger Berman, LLC;
Vice President,               Portfolio Manager, Neuberger Berman Focus Fund,
NB Management.                a series of Neuberger Berman Equity Funds;
                              Portfolio Manager, Focus Portfolio, a series of
                              Neuberger Berman Advisers Management Trust.

Robert W. D'Alelio            Managing Director, Neuberger Berman, LLC;
Vice President,               Portfolio Manager, Neuberger Berman Genesis
NB Management.                Fund, a series of Neuberger Berman Equity Funds.

John E. Dugenske              Portfolio Manager, Balanced Portfolio and
Vice President,               Limited Maturity Bond Portfolio, each a series
NB Management.                of Neuberger Berman Advisers Management Trust;
                              Portfolio Manager, Neuberger Berman Cash
                              Reserves, Neuberger Berman Government Money Fund and Neuberger Berman Limited Maturity Bond Fund, each a series of Neuberger Berman Income Funds.

Ingrid Dyott                  Vice President, Neuberger Berman, LLC; Associate
Vice President,               Portfolio Manager, Guardian Portfolio, a series
NB Management.                of Neuberger Berman Advisers Management Trust;
                              Portfolio Manager, Socially Responsive
                              Portfolio, a series of Neuberger Berman Advisers
                              Management Trust; Associate Portfolio Manager,
                              Neuberger Berman Guardian Fund, a series of
                              Neuberger Berman Equity Funds; Portfolio
                              Manager, Neuberger Berman Socially Responsive
                              Fund, a series of Neuberger Berman Equity Funds.

Michael F. Fasciano           Managing Director, Neuberger Berman, LLC since
Vice President, NB            March 2001; Portfolio Manager, Neuberger Berman
Management.                   Fasciano Fund, a series of Neuberger Berman
                              Equity Funds; Portfolio Manager, Fasciano
                              Portfolio, a series of Neuberger Berman Advisers
                              Management Trust.

Janet A. Fiorenza             Portfolio Manager, Lehman Brothers Municipal
Vice President,               Money Fund, National Municipal Money Fund,
NB Management.                Lehman Brothers New York Municipal Money Fund
                              and Tax-Free Money Fund, each a series of Neuberger Berman Income Funds.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

William J. Furrer             Portfolio Manager, Lehman Brothers Municipal
Vice President,               Money Fund, National Municipal Money Fund,
NB Management.                Lehman Brothers New York Municipal Money Fund
                              and Tax-Free Money Fund, each a series of Neuberger Berman Income Funds.

Brian J. Gaffney              Managing Director, Neuberger Berman, LLC since
Senior Vice President,        1999; Vice President, Neuberger Berman Income
NB Management.                Funds; Vice President, Neuberger Berman Equity
                              Funds; Vice President, Neuberger Berman Advisers
                              Management Trust; Vice President, Neuberger
                              Berman Real Estate Income Fund Inc.; Vice
                              President, Neuberger Berman Intermediate
                              Municipal Fund Inc.; Vice President, Neuberger
                              Berman New York Intermediate Municipal Fund
                              Inc.; Vice President, Neuberger Berman
                              California Intermediate Municipal Fund Inc.;
                              Vice President, Neuberger Berman Realty Income
                              Fund Inc.; Vice President, Neuberger Berman
                              Income Opportunity Fund Inc.; Vice President,
                              Neuberger Berman Real Estate Securities Income
                              Fund Inc.; Vice President, Neuberger Berman
                              Dividend Advantage Fund Inc.; Vice President,
                              Neuberger Berman Institutional Liquidity Series;
                              Vice President, Lehman Brothers Institutional
                              Liquidity Series; Vice President, Institutional
                              Liquidity Trust; Vice President, Lehman Brothers
                              Reserve Liquidity Series.

Maxine L. Gerson              Senior Vice President, Neuberger Berman, LLC
Secretary and General         since 2002; Deputy General Counsel and Assistant
Counsel, NB Management.       Secretary, Neuberger Berman, LLC since 2001;
                              Chief Legal Officer, Neuberger Berman Income
                              Funds; Chief Legal Officer, Neuberger Berman
                              Equity Funds; Chief Legal Officer, Neuberger
                              Berman Advisers Management Trust; Chief Legal
                              Officer, Neuberger Berman Real Estate Income
                              Fund Inc.; Chief Legal Officer, Neuberger Berman
                              Intermediate Municipal Fund Inc.; Chief Legal
                              Officer, Neuberger Berman New York Intermediate
                              Municipal Fund Inc.; Chief Legal Officer,
                              Neuberger Berman California Intermediate
                              Municipal Fund Inc.; Chief Legal Officer,
                              Neuberger Berman Realty Income Fund Inc.; Chief
                              Legal Officer, Neuberger Berman Income
                              Opportunity Fund Inc.; Chief Legal Officer,
                              Neuberger Berman Real Estate Securities Income
                              Fund Inc.; Chief Legal Officer, Neuberger Berman
                              Dividend Advantage Fund Inc.; Chief Legal
                              Officer, Neuberger Berman Institutional
                              Liquidity Series; Chief Legal Officer, Lehman
                              Brothers Institutional Liquidity Series; Chief
                              Legal Officer, Institutional Liquidity Trust;
                              Chief Legal Officer, Lehman Brothers Reserve
                              Liquidity Series.

Edward S. Grieb               Senior Vice President and Treasurer, Neuberger
Treasurer and Chief           Berman, LLC; Treasurer, Neuberger Berman Inc.
Financial Officer,
NB Management.

Michael J. Hanratty           None.
Vice President,
NB Management.

Milu E. Komer                 Associate Portfolio Manager, International
Vice President,               Portfolio, a series of Neuberger Berman Advisers
NB Management.                Management Trust; Associate Portfolio Manager,
                              Neuberger Berman International Fund, Neuberger
                              Berman International Institutional Fund and
                              Neuberger Berman International Large Cap Fund, each a series of Neuberger Berman Equity Funds.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Sajjad S. Ladiwala            Associate Portfolio Manager, Guardian Portfolio
Vice President,               and Socially Responsive Portfolio, each a series
NB Management.                of Neuberger Berman Advisers Management Trust;
                              Associate Portfolio Manager, Neuberger Berman
                              Guardian Fund and Neuberger Berman Socially
                              Responsive Fund, each a series of Neuberger
                              Berman Equity Funds.

Kelly M. Landron              Portfolio Manager, Lehman Brothers Municipal
Vice President, NB            Money Fund, National Municipal Money Fund,
Management Inc.               Lehman Brothers New York Municipal Money Fund
                              and Tax-Free Money Fund, each a series of Neuberger Berman Income Funds.

Jeffrey B. Lane               President and Chief Operating Officer, Neuberger
Director, NB Management.      Berman, LLC; Director and President, Neuberger
                              Berman Inc.

Richard S. Levine             Portfolio Manager, Neuberger Berman Strategic
Vice President,               Income Fund, a series of Neuberger Berman Income
NB Management.                Funds; Portfolio Manager, Neuberger Berman
                              Dividend Advantage Fund Inc.

John A. Lovito                Portfolio Manager, Neuberger Berman Strategic
Vice President,               Income Fund, a series of Neuberger Berman Income
NB Management.                Funds.

Arthur Moretti                Managing Director, Neuberger Berman, LLC since
Vice President, NB            June 2001; Portfolio Manager, Neuberger Berman
Management.                   Guardian Fund and Neuberger Berman Socially
                              Responsive Fund, each a series of Neuberger
                              Berman Equity Funds; Portfolio Manager, Guardian
                              Portfolio and Socially Responsive Portfolio, each a series of Neuberger Berman Advisers
                              Management Trust.

S. Basu Mullick               Managing Director, Neuberger Berman, LLC;
Vice President,               Portfolio Manager, Neuberger Berman Partners
NB Management.                Fund and Neuberger Berman Regency Fund, each a
                              series of Neuberger Berman Equity Funds;
                              Portfolio Manager, Partners Portfolio and
                              Regency Portfolio, each a series of Neuberger
                              Berman Advisers Management Trust.

Thomas P. O'Reilly            Portfolio Manager, Neuberger Berman Income
Vice President,               Opportunity Fund Inc.; Portfolio Manager,
NB Management.                Neuberger Berman Strategic Income Fund and
                              Neuberger Berman High Income Bond Fund, each a series of Neuberger Berman Income Funds;
                              Portfolio Manager, High Income Bond Portfolio, a series of Neuberger Berman Advisers Management
                              Trust.

Loraine Olavarria             None.
Assistant Secretary,
NB Management.

Elizabeth Reagan              None.
Vice President,
NB Management.

Brett S. Reiner               Associate Portfolio Manager, Neuberger Berman
Vice President,               Genesis Fund, a series of Neuberger Berman
NB Management.                Equity Funds.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

                              Executive Vice President, Neuberger Berman, LLC;
Jack L. Rivkin                Executive Vice President, Neuberger Berman Inc.;
Chairman and Director, NB     President and Director, Neuberger Berman Real
Management.                   Estate Income Fund Inc; President and Director,
                              Neuberger Berman Intermediate Municipal Fund
                              Inc.; President and Director, Neuberger Berman
                              New York Intermediate Municipal Fund Inc.;
                              President and Director, Neuberger Berman
                              California Intermediate Municipal Fund Inc.;
                              President and Trustee, Neuberger Berman Advisers
                              Management Trust; President and Trustee,
                              Neuberger Berman Equity Funds; President and
                              Trustee, Neuberger Berman Income Funds;
                              President and Director, Neuberger Berman Realty
                              Income Fund Inc.; President and Director,
                              Neuberger Berman Income Opportunity Fund Inc.;
                              President and Director, Neuberger Berman Real
                              Estate Securities Income Fund Inc.; President,
                              Director and Portfolio Manager, Neuberger Berman
                              Dividend Advantage Fund Inc.; President and
                              Trustee, Neuberger Berman Institutional
                              Liquidity Series; President and Trustee, Lehman
                              Brothers Institutional Liquidity Series;
                              President and Trustee, Institutional Liquidity
                              Trust; President and Trustee, Lehman Brothers
                              Reserve Liquidity Series; Portfolio Manager,
                              Neuberger Berman Strategic Income Fund, a series of Neuberger Berman Income Funds; Director, Dale
                              Carnegie and Associates, Inc. since 1998;
                              Director, Solbright, Inc. since 1998.

Benjamin E. Segal             Managing Director, Neuberger Berman, LLC since
Vice President,               November 2000, prior thereto, Vice President,
NB Management.                Neuberger Berman, LLC; Portfolio Manager,
                              Neuberger Berman International Fund, Neuberger
                              Berman International Institutional Fund and
                              Neuberger Berman International Large Cap Fund, each a series of Neuberger Berman Equity Funds;
                              Portfolio Manager, International Portfolio, a series of Neuberger Berman Advisers Management
                              Trust.

Michelle B. Stein             Portfolio Manager, Neuberger Berman Dividend
Vice President,               Advantage Fund Inc.
NB Management.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Peter E. Sundman              Executive Vice President, Neuberger Berman Inc.
President and Director,       since 1999; Head of Neuberger Berman Inc.'s
NB Management.                Mutual Funds Business (since 1999) and
                              Institutional Business (1999 to October 2005);
                              responsible for Managed Accounts Business and intermediary distribution since October 1999;
                              Managing Director, Neuberger Berman since 2005;
                              formerly, Executive Vice President, Neuberger
                              Berman, 1999 to December 2005; Director and Vice
                              President, Neuberger & Berman Agency, Inc. since
                              2000; Chairman of the Board, Chief Executive
                              Officer and Trustee, Neuberger Berman Income
                              Funds; Chairman of the Board, Chief Executive
                              Officer and Trustee, Neuberger Berman Advisers
                              Management Trust; Chairman of the Board, Chief
                              Executive Officer and Trustee, Neuberger Berman
                              Equity Funds; Chairman of the Board, Chief
                              Executive Officer and Director, Neuberger Berman
                              Real Estate Income Fund Inc.; Chairman of the
                              Board, Chief Executive Officer and Director,
                              Neuberger Berman Intermediate Municipal Fund
                              Inc.; Chairman of the Board, Chief Executive
                              Officer and Director, Neuberger Berman New York
                              Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and Director,
                              Neuberger Berman California Intermediate
                              Municipal Fund Inc.; Chairman of the Board,
                              Chief Executive Officer and Director, Neuberger
                              Berman Realty Income Fund Inc.; Chairman of the
                              Board, Chief Executive Officer and Director,
                              Neuberger Berman Income Opportunity Fund Inc.;
                              Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Real Estate
                              Securities Income Fund Inc.; Chairman of the
                              Board, Chief Executive Officer and Director,
                              Neuberger Berman Dividend Advantage Fund Inc.;
                              Chairman of the Board, Chief Executive Officer and Trustee, Neuberger Berman Institutional
                              Liquidity Series; Chairman of the Board, Chief
                              Executive Officer and Trustee, Lehman Brothers
                              Institutional Liquidity Series; Chairman of the
                              Board, Chief Executive Officer and Trustee,
                              Institutional Liquidity Trust; Chairman of the
                              Board, Chief Executive Officer and Trustee,
                              Lehman Brothers Reserve Liquidity Series;
                              Trustee, College of Wooster.

Kenneth J. Turek              Portfolio Manager, Balanced Portfolio, Growth
Vice President,               Portfolio and Mid-Cap Growth Portfolio, each a
NB Management.                series of Neuberger Berman Advisers Management
                              Trust; Portfolio Manager, Neuberger Berman
                              Century Fund and Neuberger Berman Manhattan
                              Fund, each a series of Neuberger Berman Equity
                              Funds.

Judith M. Vale                Managing Director, Neuberger Berman, LLC;
Vice President,               Portfolio Manager, Neuberger Berman Genesis
NB Management.                Fund, a series of Neuberger Berman Equity Funds.

John T. Zielinsky             Portfolio Manager, Neuberger Berman Century
Vice President,               Fund, a series of Neuberger Berman Equity Funds.
NB Management.


      Information as to the directors and officers of Lehman Brothers Asset Management LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Lehman Brothers Asset Management LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61757) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 27.    Principal Underwriters.
-------     ----------------------

      (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:


            Neuberger Berman Advisers Management Trust
            Neuberger Berman Equity Funds
            Neuberger Berman Institutional Liquidity Series
            Lehman Brothers Institutional Liquidity Funds
            Lehman Brothers Institutional Liquidity Cash Management Funds Lehman Brothers Reserve Liquidity Funds


      (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                        POSITIONS AND OFFICES         POSITIONS AND OFFICES
   NAME                 WITH UNDERWRITER              WITH REGISTRANT
   ----                 ----------------              ---------------

   Ann H. Benjamin      Vice President                None
   Michael L. Bowyer    Vice President                None
   Claudia A. Brandon   Vice President/Mutual Fund    Secretary
                        Board Relations & Assistant
                        Secretary
   Thomas J. Brophy     Vice President                None


   Steven R. Brown      Vice President                None
   David H. Burshtan    Vice President                None
   Lori B. Canell       Vice President                None
   Robert Conti         Senior Vice President         Vice President
   Robert B. Corman     Vice President                None
   Robert W. D'Alelio   Vice President                None

   John E. Dugenske     Vice President                None
   Ingrid Dyott         Vice President                None
   Michael F. Fasciano  Vice President                None
   Janet A. Fiorenza    Vice President                None
   William J. Furrer    Vice President                None
   Brian J. Gaffney     Senior Vice President         Vice President
   Maxine L. Gerson     Secretary                     Chief Legal Officer
                                                      (only for purposes of
                                                      sections 307 and 406 of
                                                      the Sarbanes - Oxley Act
                                                      of 2002)
   Edward S. Grieb      Treasurer and Chief           None
                        Financial Officer

   Michael J. Hanratty  Vice President                None

   Milu E. Komer        Vice President                None
   Sajjad S. Ladiwala   Vice President                None
   Richard S. Levine    Vice President                None
   John A. Lovito       Vice President                None
   Kelly M. Landron     Vice President                None
   Jeffrey B. Lane      Director                      None
   Arthur Moretti       Vice President                None

                        POSITIONS AND OFFICES         POSITIONS AND OFFICES
   NAME                 WITH UNDERWRITER              WITH REGISTRANT
   ----                 ----------------              ---------------

   S. Basu Mullick      Vice President                None
   Thomas P. O'Reilly   Vice President                None
   Loraine Olavarria    Assistant Secretary           None
   Elizabeth Reagan     Vice President                None
   Brett S. Reiner      Vice President                None
   Jack L. Rivkin       Chairman and Director         President and Trustee
   Benjamin E. Segal    Vice President                None
   Michelle B. Stein    Vice President                None
   Kenneth J. Turek     Vice President                None
   Peter E. Sundman     President and Director        Chairman of the Board,
                                                      Chief Executive Officer
                                                      and Trustee
   Judith M. Vale       Vice President                None
   Chamaine Williams    Chief Compliance Officer      Chief Compliance Officer
   John T. Zielinsky    Vice President                None

       (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.    Location of Accounts and Records.
-------     ---------------------------------

      All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.    Management Services.
-------     --------------------

      Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings.
-------     -------------

      None.

      SIGNATURES Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 51 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 29th day of December 2006.


                                          NEUBERGER BERMAN INCOME FUNDS


                                          By:   /s/ Jack L. Rivkin
                                               ---------------------------------
                                          Name:  Jack L. Rivkin*
                                          Title:  President and Trustee


      Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 51 has been signed below by the following persons in the capacities and on the date indicated.

Signature                             Title                      Date
---------                             -----                      ----

                              Chairman of the Board,
                             Chief Executive Officer
/s./ Peter E. Sundman              and Trustee             December 29, 2006
----------------------------
Peter E. Sundman*

/s/ Jack L. Rivkin            President and Trustee        December 29, 2006
----------------------------
Jack L. Rivkin*

                             Treasurer and Principal
                             Financial and Accounting
/s/ John M. McGovern                 Officer               December 28, 2006
----------------------------
John M. McGovern

/s/ John Cannon                      Trustee               December 29, 2006
----------------------------
John Cannon*

/s/ Faith Colish                     Trustee               December 29, 2006
----------------------------
Faith Colish*

/s/ C. Anne Harvey                   Trustee               December 29, 2006
----------------------------
C. Anne Harvey*

/s/ Robert A. Kavesh                 Trustee               December 29, 2006
----------------------------
Robert A. Kavesh*

/s/ Howard A. Mileaf                 Trustee               December 29, 2006
----------------------------
Howard A. Mileaf*

/s/ Edward I. O'Brien                Trustee               December 29, 2006
----------------------------
Edward I. O'Brien*

/s/ William E. Rulon                 Trustee               December 29, 2006
----------------------------
William E. Rulon*

/s/ Cornelius T. Ryan                Trustee               December 29, 2006
----------------------------
Cornelius T. Ryan*

/s/ Tom D. Seip                      Trustee               December 29, 2006
----------------------------
Tom D. Seip*

/s/ Candace L. Straight              Trustee               December 29, 2006
----------------------------
Candace L. Straight*

/s/ Peter P. Trapp                   Trustee               December 29, 2006
----------------------------
Peter P. Trapp*



* Signatures affixed by Lori L. Schneider on December 29, 2006 pursuant to power of attorney filed herewith.

                                   SIGNATURES
                                   ----------
      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Institutional Liquidity Trust has duly caused this Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of December 2006.


                                    INSTITUTIONAL LIQUIDITY TRUST


                                    By:  /s/ Jack L. Rivkin
                                         -------------------------------
                                    Name:  Jack L. Rivkin*
                                    Title:  President and Trustee

      As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 51 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                      Date
---------                             -----                      ----

                              Chairman of the Board,
                             Chief Executive Officer
/s/ Peter E. Sundman               and Trustee             December 29, 2006
----------------------------
Peter E. Sundman*

/s/ Jack L. Rivkin            President and Trustee        December 29, 2006
----------------------------
Jack L. Rivkin*

                             Treasurer and Principal
                             Financial and Accounting
/s/ John M. McGovern                 Officer               December 28, 2006
----------------------------
John M. McGovern

/s/ John Cannon                      Trustee               December 29, 2006
----------------------------
John Cannon*

/s/ Faith Colish                     Trustee               December 29, 2006
----------------------------
Faith Colish*

/s/ C. Anne Harvey                   Trustee               December 29, 2006
----------------------------
C. Anne Harvey*

/s/ Robert A. Kavesh                 Trustee               December 29, 2006
----------------------------
Robert A. Kavesh*

/s/ Howard A. Mileaf                 Trustee               December 29, 2006
----------------------------
Howard A. Mileaf*

/s/ Edward I. O'Brien                Trustee               December 29, 2006
----------------------------
Edward I. O'Brien*

/s/ William E. Rulon                 Trustee               December 29, 2006
----------------------------
William E. Rulon*

/s/ Cornelius T. Ryan                Trustee               December 29, 2006
----------------------------
Cornelius T. Ryan*

/s/ Tom D. Seip                      Trustee               December 29, 2006
----------------------------
Tom D. Seip*

/s/ Candace L. Straight              Trustee               December 29, 2006
----------------------------
Candace L. Straight*

/s/ Peter P. Trapp                   Trustee               December 29, 2006
----------------------------
Peter P. Trapp*


* Signatures affixed by Lori L. Schneider on December 29, 2006 pursuant to power of attorney filed herewith.